Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 95.2%
Financial - 19.7%
Preferred Bank/Los Angeles CA	5,354	$384,364
Raymond James Financial, Inc.	3,741	375,546
Citigroup, Inc.	6,059	365,903
Safety Insurance Group, Inc.[1]	4,281	364,013
Stewart Information Services Corp.	4,556	363,250
Enstar Group Ltd.*	1,454	359,996
Arch Capital Group Ltd.*,1	7,772	345,465
Mercury General Corp.[1]	6,412	340,221
Old Republic International Corp.[1]	13,776	338,614
National Bank Holdings Corp. — Class A	6,783	298,045
Evercore, Inc. — Class A1	2,093	284,334
AMERISAFE, Inc.[1]	5,038	271,196
Piper Sandler Cos.	1,423	254,020
United Bankshares, Inc.	6,848	248,445
MGIC Investment Corp.	16,613	239,559
Radian Group, Inc.	11,070	233,909
HomeStreet, Inc.	4,195	218,140
BankUnited, Inc.	4,879	206,431
Interactive Brokers Group, Inc. — Class A	2,588	205,539
Everest Re Group Ltd.	727	199,140
First American Financial Corp.	2,508	196,201
Hilltop Holdings, Inc.	4,822	169,445
Meta Financial Group, Inc.	2,823	168,420
Essent Group Ltd.[1]	3,589	163,407
OneMain Holdings, Inc.	2,725	136,359
Western Union Co.	7,310	130,410
Janus Henderson Group plc	3,043	127,624
Markel Corp.*	94	115,996
Fulton Financial Corp.	6,310	107,270
Synchrony Financial[1]	2,194	101,780
Affiliated Managers Group, Inc.	538	88,506
Ameris Bancorp	1,516	75,315
Douglas Elliman, Inc.*	4,100	47,150
Total Financial		7,524,013
Industrial - 18.2%
Knowles Corp.*	16,790	392,047
Garmin Ltd.	2,755	375,148
Mueller Industries, Inc.	5,955	353,489
Toro Co.[1]	3,485	348,186
Snap-on, Inc.[1]	1,508	324,793
3M Co.[1]	1,797	319,201
Sanmina Corp.*	7,009	290,593
Keysight Technologies, Inc.*	1,407	290,560
Encore Wire Corp.	1,971	282,050
Vishay Intertechnology, Inc.[1]	11,677	255,376
Packaging Corporation of America	1,743	237,310
Sturm Ruger & Company, Inc.[1]	3,472	236,166
Hillenbrand, Inc.	4,489	233,383
Huntington Ingalls Industries, Inc.	1,246	232,678
Vontier Corp.	7,402	227,463
TTM Technologies, Inc.*	14,888	221,831
Donaldson Company, Inc.	3,474	205,869
MDU Resources Group, Inc.	6,563	202,403
Oshkosh Corp.	1,773	199,835
OSI Systems, Inc.*,1	2,066	192,551
Crane Co.	1,755	178,536
Boise Cascade Co.[1]	2,322	165,326
Owens Corning[1]	1,795	162,448
Eagle Materials, Inc.[1]	930	154,808
Louisiana-Pacific Corp.	1,847	144,712
Worthington Industries, Inc.	2,522	137,853
Textron, Inc.	1,632	125,990
Albany International Corp. — Class A1	1,217	107,644
Dorian LPG Ltd.	7,596	96,393
Insteel Industries, Inc.	2,181	86,826
Atkore, Inc.*,1	779	86,617
Simpson Manufacturing Company, Inc.	562	78,157
Total Industrial		6,946,242
Consumer, Non-cyclical - 16.9%
Amgen, Inc.[1]	1,662	373,900
Gilead Sciences, Inc.[1]	5,117	371,545
Bristol-Myers Squibb Co.[1]	5,952	371,107
Johnson & Johnson	2,138	365,748
John B Sanfilippo & Son, Inc.[1]	3,994	360,099
Quest Diagnostics, Inc.	1,807	312,629
Innoviva, Inc.*	16,999	293,233
Hologic, Inc.*,1	3,408	260,917
AbbVie, Inc.[1]	1,879	254,416
Regeneron Pharmaceuticals, Inc.*,1	387	244,398
USANA Health Sciences, Inc.*,1	2,283	231,039
Perdoceo Education Corp.*	19,211	225,921
Eagle Pharmaceuticals, Inc.*,1	3,905	198,843
Bio-Rad Laboratories, Inc. — Class A*	263	198,715
EVERTEC, Inc.	3,781	188,975
Prestige Consumer Healthcare, Inc.*,1	3,101	188,076
Incyte Corp.*,1	2,368	173,811
Amphastar Pharmaceuticals, Inc.*	7,184	167,315
Vanda Pharmaceuticals, Inc.*	10,287	161,403
United Therapeutics Corp.*,1	731	157,955
Merck & Company, Inc.[1]	1,897	145,386
Waters Corp.*	384	143,078
Vertex Pharmaceuticals, Inc.*	651	142,960
Laboratory Corporation of America Holdings*	412	129,454
Molson Coors Beverage Co. — Class B1	2,741	127,045
Royalty Pharma plc — Class A	3,156	125,767
Pfizer, Inc.	2,024	119,517
Vector Group Ltd.	8,200	94,136
PerkinElmer, Inc.	430	86,456
Halozyme Therapeutics, Inc.*	2,076	83,476
Exelixis, Inc.*	4,198	76,739
Coherus Biosciences, Inc.*	4,710	75,172
Total Consumer, Non-cyclical		6,449,231
Consumer, Cyclical - 15.0%
LKQ Corp.	6,527	391,816
AutoZone, Inc.*	183	383,639
Gentex Corp.[1]	10,868	378,750
O'Reilly Automotive, Inc.*	532	375,714

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 95.2% (continued)
Consumer, Cyclical - 15.0% (continued)
Cummins, Inc.[1]	1,449	$316,085
NVR, Inc.*	52	307,261
Whirlpool Corp.[1]	1,055	247,566
Allison Transmission Holdings, Inc.[1]	6,330	230,096
Acushnet Holdings Corp.[1]	3,887	206,322
Brunswick Corp.[1]	1,955	196,927
Dolby Laboratories, Inc. — Class A1	1,919	182,727
Buckle, Inc.[1]	4,260	180,241
Ethan Allen Interiors, Inc.	6,800	178,772
Zumiez, Inc.*	3,185	152,848
AutoNation, Inc.*,1	1,251	146,179
Lennar Corp. — Class A	1,257	146,013
Dick's Sporting Goods, Inc.[1]	1,213	139,483
Methode Electronics, Inc.	2,566	126,170
Polaris, Inc.	1,147	126,067
Autoliv, Inc.	1,218	125,953
Tri Pointe Homes, Inc.*	4,412	123,051
Gentherm, Inc.*,1	1,396	121,312
Tapestry, Inc.	2,939	119,323
PulteGroup, Inc.	1,952	111,576
Foot Locker, Inc.[1]	2,296	100,174
MarineMax, Inc.*	1,596	94,228
Oxford Industries, Inc.	920	93,399
Hibbett, Inc.	1,230	88,474
Jack in the Box, Inc.	974	85,206
Kontoor Brands, Inc.	1,572	80,565
Shoe Carnival, Inc.	1,970	76,988
Haverty Furniture Companies, Inc.	2,305	70,464
Total Consumer, Cyclical		5,703,389
Utilities - 9.5%
Chesapeake Utilities Corp.[1]	2,633	383,918
National Fuel Gas Co.	5,941	379,868
UGI Corp.[1]	8,232	377,931
PPL Corp.	12,553	377,343
IDACORP, Inc.[1]	3,320	376,189
Portland General Electric Co.	7,042	372,663
WEC Energy Group, Inc.[1]	3,762	365,177
MGE Energy, Inc.[1]	4,407	362,476
Southern Co.[1]	4,487	307,718
American States Water Co.[1]	2,455	253,945
CMS Energy Corp.	1,131	73,572
Total Utilities		3,630,800
Communications - 6.1%
Viavi Solutions, Inc.*,1	22,333	393,507
Cisco Systems, Inc.[1]	6,135	388,775
Omnicom Group, Inc.[1]	4,503	329,935
Verizon Communications, Inc.[1]	5,612	291,600
Juniper Networks, Inc.[1]	4,430	158,195
InterDigital, Inc.	2,123	152,070
Cogent Communications Holdings, Inc.[1]	1,710	125,138
Telephone & Data Systems, Inc.[1]	6,090	122,714
Shenandoah Telecommunications Co.	4,633	118,142
Yelp, Inc. — Class A*,1	2,155	78,097
F5, Inc.*	316	77,328
T-Mobile US, Inc.*	647	75,039
Total Communications		2,310,540
Technology - 5.7%
CSG Systems International, Inc.	6,560	377,987
Rambus, Inc.*,1	8,273	243,144
International Business Machines Corp.	1,725	230,564
NetApp, Inc.[1]	2,163	198,974
Cirrus Logic, Inc.*,1	1,460	134,349
Xperi Holding Corp.	7,044	133,202
Progress Software Corp.	2,754	132,936
Intel Corp.	2,449	126,124
Microsoft Corp.	368	123,766
Texas Instruments, Inc.	569	107,239
ExlService Holdings, Inc.*	733	106,116
HP, Inc.[1]	2,777	104,610
Lumentum Holdings, Inc.*	855	90,433
CommVault Systems, Inc.*,1	1,132	78,017
Total Technology		2,187,461
Basic Materials - 3.5%
Westlake Chemical Corp.	2,802	272,158
Celanese Corp. — Class A	1,412	237,301
LyondellBasell Industries N.V. — Class A	2,303	212,406
Dow, Inc.	2,657	150,705
Nucor Corp.	1,271	145,085
Steel Dynamics, Inc.	2,107	130,781
Newmont Corp.	1,530	94,891
AdvanSix, Inc.	1,929	91,145
Total Basic Materials		1,334,472
Energy - 0.6%
Equitrans Midstream Corp.	7,446	76,992
Antero Midstream Corp.[1]	7,824	75,736
Kinder Morgan, Inc.	4,666	74,003
Total Energy		226,731
Total Common Stocks
(Cost $33,843,866)		36,312,879

MONEY MARKET FUND† - 3.3%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	1,239,414	1,239,414
Total Money Market Fund
(Cost $1,239,414)		1,239,414
Total Investments - 98.5%
(Cost $35,083,280)		$37,552,293
Other Assets & Liabilities, net - 1.5%		577,479
Total Net Assets - 100.0%		$38,129,772

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$9,742,565	$613,176

Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	9,742,565	610,818

						$19,485,130	$1,223,994
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	(0.22)% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	$15,213,431	$(271,901)
Goldman Sachs International	GS Equity Custom Basket	Pay	(0.12)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	15,213,431	(278,581)
						$30,426,862	$(550,482)

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Utilities
National Fuel Gas Co.	1,599	1.05%	$16,686
Chesapeake Utilities Corp.	709	1.06%	16,174
American States Water Co.	661	0.70%	13,226
IDACORP, Inc.	893	1.04%	12,315
Southern Co.	1,208	0.85%	7,661
UGI Corp.	2,216	1.04%	6,242
MGE Energy, Inc.	1,186	1.00%	6,180
Portland General Electric Co.	1,895	1.03%	5,300
WEC Energy Group, Inc.	1,012	1.01%	2,418
PPL Corp.	3,379	1.04%	1,313
CMS Energy Corp.	304	0.20%	1
Total Utilities			87,516
Consumer, Non-cyclical
Quest Diagnostics, Inc.	486	0.86%	14,490
Innoviva, Inc.	4,576	0.81%	14,301
United Therapeutics Corp.	196	0.43%	11,901
Prestige Consumer Healthcare, Inc.	834	0.52%	8,457
AbbVie, Inc.	505	0.70%	8,295
Eagle Pharmaceuticals, Inc.	1,051	0.55%	7,124
Regeneron Pharmaceuticals, Inc.	104	0.67%	6,617
PerkinElmer, Inc.	115	0.24%	6,288
Amphastar Pharmaceuticals, Inc.	1,934	0.46%	5,914
Gilead Sciences, Inc.	1,377	1.03%	5,674
Vertex Pharmaceuticals, Inc.	175	0.39%	5,132
Johnson & Johnson	575	1.01%	4,894
John B Sanfilippo & Son, Inc.	1,075	0.99%	4,422
Perdoceo Education Corp.	5,172	0.62%	4,129
Molson Coors Beverage Co. — Class B	738	0.35%	4,069
Hologic, Inc.	917	0.72%	3,958
EVERTEC, Inc.	1,017	0.52%	3,878
Coherus Biosciences, Inc.	1,268	0.21%	2,705
Waters Corp.	103	0.39%	2,254
Vector Group Ltd.	761	0.09%	2,041
Merck & Company, Inc.	510	0.40%	1,637
Laboratory Corporation of America Holdings	111	0.36%	1,465
USANA Health Sciences, Inc.	614	0.64%	1,381
Bio-Rad Laboratories, Inc. — Class A	71	0.55%	1,334
Halozyme Therapeutics, Inc.	559	0.23%	1,231
Royalty Pharma plc — Class A	849	0.35%	995
Amgen, Inc.	447	1.03%	(241)
Pfizer, Inc.	545	0.33%	(461)
Incyte Corp.	637	0.48%	(1,089)
Exelixis, Inc.	1,130	0.21%	(1,418)
Bristol-Myers Squibb Co.	1,602	1.03%	(2,579)
Vanda Pharmaceuticals, Inc.	2,769	0.45%	(3,972)
Total Consumer, Non-cyclical			124,826
Industrial
Mueller Industries, Inc.	1,603	0.98%	21,200
Encore Wire Corp.	530	0.78%	21,094
Knowles Corp.	4,520	1.08%	16,719
Keysight Technologies, Inc.	379	0.80%	14,312
Hillenbrand, Inc.	1,208	0.64%	7,014
Louisiana-Pacific Corp.	497	0.40%	6,957
Boise Cascade Co.	625	0.46%	6,909
Atkore, Inc.	209	0.24%	4,840
Eagle Materials, Inc.	250	0.43%	4,036
Sanmina Corp.	1,887	0.80%	3,654
Albany International Corp. — Class A	327	0.30%	3,325
Owens Corning	483	0.45%	3,264
Crane Co.	472	0.49%	3,191
TTM Technologies, Inc.	4,008	0.61%	2,892
Simpson Manufacturing Company, Inc.	151	0.22%	2,819
Snap-on, Inc.	406	0.90%	2,700
Oshkosh Corp.	477	0.55%	1,629
Vishay Intertechnology, Inc.	3,144	0.71%	1,584
Packaging Corporation of America	469	0.66%	1,564
Textron, Inc.	439	0.35%	1,276
Insteel Industries, Inc.	587	0.24%	372
Dorian LPG Ltd.	2,045	0.27%	22
Worthington Industries, Inc.	679	0.38%	(347)
Garmin Ltd.	741	1.04%	(644)
Donaldson Company, Inc.	935	0.57%	(1,908)
OSI Systems, Inc.	556	0.53%	(2,114)
MDU Resources Group, Inc.	1,766	0.56%	(2,188)
3M Co.	483	0.88%	(2,250)
Toro Co.	938	0.96%	(3,718)
Huntington Ingalls Industries, Inc.	335	0.64%	(5,191)
Vontier Corp.	1,992	0.63%	(5,197)
Sturm Ruger & Company, Inc.	934	0.65%	(6,515)
Total Industrial			101,301
Consumer, Cyclical
AutoZone, Inc.	49	1.05%	30,130
NVR, Inc.	14	0.85%	12,679
Gentherm, Inc.	376	0.34%	11,442
AutoNation, Inc.	337	0.40%	10,336
O'Reilly Automotive, Inc.	143	1.04%	8,173
Gentex Corp.	2,926	1.05%	7,352
LKQ Corp.	1,757	1.08%	6,832
Tri Pointe Homes, Inc.	1,188	0.34%	6,182
Zumiez, Inc.	857	0.42%	5,796
Brunswick Corp.	526	0.54%	4,870
Methode Electronics, Inc.	691	0.35%	4,549
Autoliv, Inc.	328	0.35%	4,443
Dick's Sporting Goods, Inc.	326	0.38%	4,292
MarineMax, Inc.	429	0.26%	4,146
Ethan Allen Interiors, Inc.	1,830	0.49%	3,873
Lennar Corp. — Class A	338	0.40%	3,367
Acushnet Holdings Corp.	1,046	0.57%	2,825
Buckle, Inc.	1,147	0.50%	2,653

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Whirlpool Corp.	284	0.68%	$2,170
PulteGroup, Inc.	525	0.31%	2,076
Kontoor Brands, Inc.	423	0.22%	1,327
Oxford Industries, Inc.	247	0.26%	1,192
Shoe Carnival, Inc.	530	0.21%	816
Dolby Laboratories, Inc. — Class A	516	0.50%	576
Tapestry, Inc.	791	0.33%	(667)
Allison Transmission Holdings, Inc.	1,704	0.64%	(1,617)
Haverty Furniture Companies, Inc.	620	0.19%	(2,106)
Polaris, Inc.	308	0.35%	(2,993)
Cummins, Inc.	390	0.87%	(3,768)
Jack in the Box, Inc.	229	0.21%	(4,871)
Foot Locker, Inc.	618	0.28%	(4,991)
Hibbett, Inc.	331	0.24%	(7,108)
Total Consumer, Cyclical			113,976
Technology
CSG Systems International, Inc.	1,766	1.04%	20,105
Rambus, Inc.	2,227	0.67%	14,468
HP, Inc.	747	0.29%	10,747
NetApp, Inc.	582	0.55%	9,121
ExlService Holdings, Inc.	197	0.29%	7,204
Cirrus Logic, Inc.	393	0.37%	5,602
Lumentum Holdings, Inc.	230	0.25%	5,222
International Business Machines Corp.	464	0.64%	2,541
Progress Software Corp.	741	0.37%	1,155
Intel Corp.	659	0.35%	498
Microsoft Corp.	99	0.34%	402
Texas Instruments, Inc.	153	0.30%	146
CommVault Systems, Inc.	305	0.22%	(3,214)
Xperi Holding Corp.	1,896	0.37%	(3,292)
Total Technology			70,705
Financial
Stewart Information Services Corp.	1,226	1.00%	21,219
Piper Sandler Cos.	383	0.70%	12,259
Raymond James Financial, Inc.	1,007	1.04%	10,351
Interactive Brokers Group, Inc. — Class A	696	0.57%	10,217
Arch Capital Group Ltd.	2,092	0.95%	7,231
Safety Insurance Group, Inc.	1,152	1.01%	6,500
Preferred Bank/Los Angeles CA	1,441	1.06%	5,915
Enstar Group Ltd.	391	0.99%	5,432
First American Financial Corp.	675	0.54%	5,335
Synchrony Financial	590	0.28%	3,753
HomeStreet, Inc.	1,129	0.60%	2,984
United Bankshares, Inc.	1,843	0.69%	2,781
Janus Henderson Group plc	819	0.35%	2,185
Douglas Elliman, Inc.	381	0.04%	2,158
Citigroup, Inc.	1,631	1.01%	1,710
National Bank Holdings Corp. — Class A	1,826	0.82%	1,417
Fulton Financial Corp.	1,699	0.30%	1,175
Everest Re Group Ltd.	195	0.55%	935
Markel Corp.	25	0.32%	674
Affiliated Managers Group, Inc.	145	0.24%	507
Western Union Co.	1,968	0.36%	(87)
BankUnited, Inc.	1,313	0.57%	(357)
Essent Group Ltd.	966	0.45%	(600)
Ameris Bancorp	408	0.21%	(903)
MGIC Investment Corp.	4,472	0.66%	(1,184)
Evercore, Inc. — Class A	563	0.79%	(1,453)
Old Republic International Corp.	3,708	0.94%	(3,170)
Meta Financial Group, Inc.	760	0.47%	(3,335)
Hilltop Holdings, Inc.	1,298	0.47%	(3,573)
Radian Group, Inc.	2,980	0.65%	(3,718)
AMERISAFE, Inc.	1,356	0.75%	(4,646)
OneMain Holdings, Inc.	733	0.38%	(5,189)
Mercury General Corp.	1,726	0.94%	(9,559)
Total Financial			66,964
Basic Materials
Westlake Chemical Corp.	754	0.75%	3,505
Celanese Corp. — Class A	380	0.66%	2,842
LyondellBasell Industries N.V. — Class A	620	0.59%	2,124
AdvanSix, Inc.	519	0.25%	1,935
Dow, Inc.	715	0.42%	1,543
Newmont Corp.	412	0.26%	857
Steel Dynamics, Inc.	567	0.36%	(240)
Nucor Corp.	342	0.40%	(241)
Total Basic Materials			12,325
Communications
Cisco Systems, Inc.	1,651	1.07%	17,265
Juniper Networks, Inc.	1,192	0.44%	13,776
Viavi Solutions, Inc.	6,012	1.09%	9,246
F5, Inc.	85	0.21%	4,075
InterDigital, Inc.	571	0.42%	533
Shenandoah Telecommunications Co.	1,247	0.33%	(814)
Yelp, Inc. — Class A	580	0.22%	(866)
Cogent Communications Holdings, Inc.	460	0.35%	(1,047)
T-Mobile US, Inc.	174	0.21%	(1,357)
Verizon Communications, Inc.	1,510	0.81%	(2,612)
Omnicom Group, Inc.	1,212	0.91%	(2,762)
Telephone & Data Systems, Inc.	1,639	0.34%	(3,549)
Total Communications			31,888
Energy
Equitrans Midstream Corp.	2,004	0.21%	2,685
Kinder Morgan, Inc.	1,256	0.20%	190
Antero Midstream Corp.	2,106	0.21%	(1,558)
Total Energy			1,317
Total MS Equity Long Custom Basket			$610,818

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Okta, Inc.	493	(0.76)%	$20,974
Uber Technologies, Inc.	4,411	(1.22)%	14,947
Airbnb, Inc. — Class A	456	(0.50)%	10,434
Zillow Group, Inc. — Class C	1,153	(0.48)%	(2,221)
Opendoor Technologies, Inc.	4,916	(0.47)%	(3,251)
Lyft, Inc. — Class A	4,279	(1.20)%	(4,868)
Total Communications			36,015
Consumer, Cyclical
Freshpet, Inc.	772	(0.48)%	50,679
United Airlines Holdings, Inc.	6,160	(1.77)%	40,628
Delta Air Lines, Inc.	6,892	(1.77)%	23,086
Frontier Group Holdings, Inc.	5,524	(0.49)%	17,559
Spirit Airlines, Inc.	4,890	(0.70)%	16,807
Tesla, Inc.	72	(0.50)%	8,257
American Airlines Group, Inc.	14,101	(1.66)%	448
Royal Caribbean Cruises Ltd.	1,573	(0.80)%	(1,258)
Wynn Resorts Ltd.	698	(0.39)%	(2,374)
Las Vegas Sands Corp.	1,648	(0.41)%	(4,029)
IAA, Inc.	2,828	(0.94)%	(5,559)
Carnival Corp.	6,258	(0.83)%	(11,397)
Madison Square Garden Sports Corp. — Class A	1,378	(1.57)%	(13,876)
Copart, Inc.	958	(0.95)%	(15,140)
Total Consumer, Cyclical			103,831
Financial
Americold Realty Trust	4,195	(0.90)%	21,422
Welltower, Inc.	2,491	(1.40)%	1,484
Park Hotels & Resorts, Inc.	12,935	(1.61)%	1,405
Lincoln National Corp.	2,228	(1.00)%	1,259
RLJ Lodging Trust	15,963	(1.46)%	1,067
DiamondRock Hospitality Co.	14,162	(0.89)%	(288)
Sunstone Hotel Investors, Inc.	16,454	(1.27)%	(2,164)
Wells Fargo & Co.	4,046	(1.28)%	(3,973)
Sun Communities, Inc.	543	(0.75)%	(4,398)
Safehold, Inc.	2,910	(1.53)%	(4,862)
Xenia Hotels & Resorts, Inc.	7,460	(0.89)%	(7,053)
Pebblebrook Hotel Trust	9,079	(1.33)%	(8,491)
Northern Trust Corp.	1,018	(0.80)%	(9,158)
Signature Bank	454	(0.97)%	(11,433)
Bank of New York Mellon Corp.	3,049	(1.16)%	(11,714)
Western Alliance Bancorporation	2,119	(1.50)%	(11,804)
Equitable Holdings, Inc.	6,302	(1.36)%	(12,326)
Host Hotels & Resorts, Inc.	14,721	(1.68)%	(12,713)
Ryman Hospitality Properties, Inc.	2,413	(1.46)%	(14,047)
Kennedy-Wilson Holdings, Inc.	11,552	(1.81)%	(14,776)
Equinix, Inc.	256	(1.42)%	(15,504)
Outfront Media, Inc.	6,834	(1.20)%	(16,412)
Apartment Income REIT Corp.	5,015	(1.80)%	(17,933)
State Street Corp.	2,823	(1.73)%	(19,981)
Comerica, Inc.	3,268	(1.87)%	(22,754)
Howard Hughes Corp.	2,102	(1.41)%	(35,319)
Total Financial			(230,466)
Consumer, Non-cyclical
Teladoc Health, Inc.	1,228	(0.74)%	34,798
Guardant Health, Inc.	1,160	(0.76)%	32,140
CoStar Group, Inc.	2,447	(1.27)%	18,967
Viad Corp.	2,624	(0.74)%	8,892
US Foods Holding Corp.	2,388	(0.55)%	2,558
ASGN, Inc.	1,019	(0.83)%	1,857
Brink's Co.	894	(0.39)%	84
Verisk Analytics, Inc. — Class A	606	(0.91)%	(2,069)
Equifax, Inc.	413	(0.79)%	(4,715)
Rollins, Inc.	4,113	(0.92)%	(4,906)
TransUnion	915	(0.71)%	(5,108)
Dun & Bradstreet Holdings, Inc.	7,120	(0.96)%	(9,803)
Sysco Corp.	1,940	(1.00)%	(10,066)
Cintas Corp.	543	(1.58)%	(10,712)
Driven Brands Holdings, Inc.	6,860	(1.52)%	(33,419)
Total Consumer, Non-cyclical			18,498
Industrial
Stericycle, Inc.	3,301	(1.29)%	46,108
US Ecology, Inc.	4,335	(0.91)%	17,969
Boeing Co.	1,175	(1.55)%	17,720
Jacobs Engineering Group, Inc.	2,061	(1.89)%	695
TransDigm Group, Inc.	132	(0.55)%	(5)
Howmet Aerospace, Inc.	4,484	(0.94)%	(8,606)
Waste Management, Inc.	1,097	(1.20)%	(32,389)
Republic Services, Inc. — Class A	1,515	(1.39)%	(45,622)
Tetra Tech, Inc.	965	(1.08)%	(58,321)
Casella Waste Systems, Inc. — Class A	2,610	(1.47)%	(73,271)
Total Industrial			(135,722)
Energy
Plug Power, Inc.	1,281	(0.24)%	12,304
Denbury, Inc.	1,069	(0.54)%	(95)
Range Resources Corp.	3,657	(0.43)%	(1,968)
Marathon Petroleum Corp.	1,755	(0.74)%	(2,173)
Hess Corp.	1,623	(0.79)%	(4,198)
Schlumberger N.V.	6,748	(1.33)%	(4,738)
NOV, Inc.	6,876	(0.61)%	(4,825)
Halliburton Co.	10,357	(1.56)%	(6,191)
Pioneer Natural Resources Co.	973	(1.16)%	(6,421)
Patterson-UTI Energy, Inc.	12,573	(0.70)%	(8,130)
Total Energy			(26,435)
Technology
Coupa Software, Inc.	469	(0.49)%	49,417
Twilio, Inc. — Class A	287	(0.50)%	23,528
Clarivate plc	2,977	(0.46)%	10,165
Avalara, Inc.	286	(0.24)%	9,226
Zscaler, Inc.	129	(0.27)%	3,127
Allscripts Healthcare Solutions, Inc.	4,469	(0.54)%	887
Smartsheet, Inc. — Class A	534	(0.27)%	(957)
Leidos Holdings, Inc.	879	(0.51)%	(1,091)
Snowflake, Inc. — Class A	252	(0.56)%	(8,159)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ceridian HCM Holding, Inc.	936	(0.64)%	$(11,794)
KBR, Inc.	5,434	(1.70)%	(33,780)
Total Technology			40,569
Utilities
ONE Gas, Inc.	3,785	(1.93)%	(8,705)
Atmos Energy Corp.	2,835	(1.95)%	(11,971)
CenterPoint Energy, Inc.	8,983	(1.65)%	(14,815)
Edison International	4,189	(1.88)%	(42,700)
Total Utilities			(78,191)
Total MS Equity Short Custom Basket			$(271,901)

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Encore Wire Corp.	530	0.78%	$22,654
Mueller Industries, Inc.	1,603	0.98%	21,306
Knowles Corp.	4,520	1.08%	16,925
Keysight Technologies, Inc.	379	0.80%	14,278
Hillenbrand, Inc.	1,208	0.64%	7,200
Louisiana-Pacific Corp.	497	0.40%	6,935
Boise Cascade Co.	625	0.46%	6,869
Atkore, Inc.	209	0.24%	4,898
Eagle Materials, Inc.	250	0.43%	4,006
Sanmina Corp.	1,887	0.80%	3,770
Albany International Corp. — Class A	327	0.30%	3,356
Owens Corning	483	0.45%	3,272
Crane Co.	472	0.49%	3,227
Simpson Manufacturing Company, Inc.	151	0.22%	2,787
TTM Technologies, Inc.	4,008	0.61%	2,772
Snap-on, Inc.	406	0.90%	2,542
Oshkosh Corp.	477	0.55%	1,656
Vishay Intertechnology, Inc.	3,144	0.71%	1,541
Packaging Corporation of America	469	0.66%	1,495
Textron, Inc.	439	0.35%	1,262
Insteel Industries, Inc.	587	0.24%	786
Dorian LPG Ltd.	2,045	0.27%	3
Worthington Industries, Inc.	679	0.38%	(533)
Garmin Ltd.	741	1.04%	(654)
Donaldson Company, Inc.	935	0.57%	(1,749)
OSI Systems, Inc.	556	0.53%	(2,130)
3M Co.	483	0.88%	(2,165)
MDU Resources Group, Inc.	1,766	0.56%	(2,217)
Toro Co.	938	0.96%	(3,820)
Vontier Corp.	1,992	0.63%	(5,093)
Huntington Ingalls Industries, Inc.	335	0.64%	(5,178)
Sturm Ruger & Company, Inc.	934	0.65%	(6,585)
Total Industrial			103,416
Utilities
National Fuel Gas Co.	1,599	1.05%	16,571
Chesapeake Utilities Corp.	709	1.06%	16,201
American States Water Co.	661	0.70%	13,165
IDACORP, Inc.	893	1.04%	12,446
Southern Co.	1,208	0.85%	7,721
UGI Corp.	2,216	1.04%	6,219
MGE Energy, Inc.	1,186	1.00%	6,172
Portland General Electric Co.	1,895	1.03%	5,411
WEC Energy Group, Inc.	1,012	1.01%	2,552
PPL Corp.	3,379	1.04%	1,453
CMS Energy Corp.	304	0.20%	(41)
Total Utilities			87,870
Consumer, Non-cyclical
Quest Diagnostics, Inc.	486	0.86%	14,517
Innoviva, Inc.	4,576	0.81%	14,258
United Therapeutics Corp.	196	0.43%	11,991
Prestige Consumer Healthcare, Inc.	834	0.52%	8,427
AbbVie, Inc.	505	0.70%	8,283
Eagle Pharmaceuticals, Inc.	1,051	0.55%	6,886
Regeneron Pharmaceuticals, Inc.	104	0.67%	6,576
PerkinElmer, Inc.	115	0.24%	6,294
Amphastar Pharmaceuticals, Inc.	1,934	0.46%	5,900
Gilead Sciences, Inc.	1,377	1.03%	5,720
Johnson & Johnson	575	1.01%	5,103
Vertex Pharmaceuticals, Inc.	175	0.39%	5,053
John B Sanfilippo & Son, Inc.	1,075	0.99%	4,651
Perdoceo Education Corp.	5,172	0.62%	4,105
Molson Coors Beverage Co. — Class B	738	0.35%	4,069
Hologic, Inc.	917	0.72%	3,999
EVERTEC, Inc.	1,017	0.52%	3,828
Coherus Biosciences, Inc.	1,268	0.21%	2,742
Waters Corp.	103	0.39%	2,293
Vector Group Ltd.	761	0.09%	2,039
Merck & Company, Inc.	510	0.40%	1,633
Laboratory Corporation of America Holdings	111	0.36%	1,590
USANA Health Sciences, Inc.	614	0.64%	1,434
Halozyme Therapeutics, Inc.	559	0.23%	1,240
Bio-Rad Laboratories, Inc. — Class A	71	0.55%	1,166
Royalty Pharma plc — Class A	849	0.35%	1,033
Amgen, Inc.	447	1.03%	304
Pfizer, Inc.	545	0.33%	(434)
Incyte Corp.	637	0.48%	(1,285)
Exelixis, Inc.	1,130	0.21%	(1,409)
Bristol-Myers Squibb Co.	1,602	1.03%	(2,484)
Vanda Pharmaceuticals, Inc.	2,769	0.45%	(4,033)
Total Consumer, Non-cyclical			125,489
Consumer, Cyclical
AutoZone, Inc.	49	1.05%	30,119
NVR, Inc.	14	0.85%	12,179
Gentherm, Inc.	376	0.34%	11,429
AutoNation, Inc.	337	0.40%	10,313
O'Reilly Automotive, Inc.	143	1.04%	8,233
Gentex Corp.	2,926	1.05%	7,355
LKQ Corp.	1,757	1.08%	6,478
Tri Pointe Homes, Inc.	1,188	0.34%	6,179
Zumiez, Inc.	857	0.42%	5,406
Brunswick Corp.	526	0.54%	4,930
Methode Electronics, Inc.	691	0.35%	4,569
Autoliv, Inc.	328	0.35%	4,442
Dick's Sporting Goods, Inc.	326	0.38%	4,269
MarineMax, Inc.	429	0.26%	4,142
Ethan Allen Interiors, Inc.	1,830	0.49%	3,832
Lennar Corp. — Class A	338	0.40%	3,284
Acushnet Holdings Corp.	1,046	0.57%	2,843
Buckle, Inc.	1,147	0.50%	2,581
Whirlpool Corp.	284	0.68%	2,208

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
PulteGroup, Inc.	525	0.31%	$2,039
Kontoor Brands, Inc.	423	0.22%	1,334
Oxford Industries, Inc.	247	0.26%	1,241
Shoe Carnival, Inc.	530	0.21%	875
Dolby Laboratories, Inc. — Class A	516	0.50%	579
Tapestry, Inc.	791	0.33%	(622)
Allison Transmission Holdings, Inc.	1,704	0.64%	(1,850)
Haverty Furniture Companies, Inc.	620	0.19%	(2,127)
Polaris, Inc.	308	0.35%	(2,950)
Cummins, Inc.	390	0.87%	(3,772)
Jack in the Box, Inc.	229	0.21%	(4,750)
Foot Locker, Inc.	618	0.28%	(4,966)
Hibbett, Inc.	331	0.24%	(7,195)
Total Consumer, Cyclical			112,627
Technology
CSG Systems International, Inc.	1,766	1.04%	20,107
Rambus, Inc.	2,227	0.67%	14,401
HP, Inc.	747	0.29%	10,752
NetApp, Inc.	582	0.55%	9,143
ExlService Holdings, Inc.	197	0.29%	7,195
Cirrus Logic, Inc.	393	0.37%	5,608
Lumentum Holdings, Inc.	230	0.25%	5,216
International Business Machines Corp.	464	0.64%	2,560
Progress Software Corp.	741	0.37%	1,178
Intel Corp.	659	0.35%	536
Microsoft Corp.	99	0.34%	382
Texas Instruments, Inc.	153	0.30%	151
CommVault Systems, Inc.	305	0.22%	(3,266)
Xperi Holding Corp.	1,896	0.37%	(3,451)
Total Technology			70,512
Financial
Stewart Information Services Corp.	1,226	1.00%	21,200
Piper Sandler Cos.	383	0.70%	12,330
Raymond James Financial, Inc.	1,007	1.04%	10,265
Interactive Brokers Group, Inc. — Class A	696	0.57%	10,178
Arch Capital Group Ltd.	2,092	0.95%	7,153
Enstar Group Ltd.	391	0.99%	6,927
Safety Insurance Group, Inc.	1,152	1.01%	6,345
Preferred Bank/Los Angeles CA	1,441	1.06%	6,076
First American Financial Corp.	675	0.54%	5,274
Synchrony Financial	590	0.28%	3,734
HomeStreet, Inc.	1,129	0.60%	3,043
United Bankshares, Inc.	1,843	0.69%	2,687
Janus Henderson Group plc	819	0.35%	2,195
Douglas Elliman, Inc.	381	0.04%	2,157
Citigroup, Inc.	1,631	1.01%	1,795
National Bank Holdings Corp. — Class A	1,826	0.82%	1,617
Fulton Financial Corp.	1,699	0.30%	1,064
Everest Re Group Ltd.	195	0.55%	906
Markel Corp.	25	0.32%	660
Affiliated Managers Group, Inc.	145	0.24%	492
Western Union Co.	1,968	0.36%	(67)
BankUnited, Inc.	1,313	0.57%	(470)
Essent Group Ltd.	966	0.45%	(641)
Ameris Bancorp	408	0.21%	(794)
MGIC Investment Corp.	4,472	0.66%	(1,314)
Evercore, Inc. — Class A	563	0.79%	(1,551)
Old Republic International Corp.	3,708	0.94%	(3,165)
Meta Financial Group, Inc.	760	0.47%	(3,399)
Hilltop Holdings, Inc.	1,298	0.47%	(3,559)
Radian Group, Inc.	2,980	0.65%	(3,815)
AMERISAFE, Inc.	1,356	0.75%	(4,592)
OneMain Holdings, Inc.	733	0.38%	(5,171)
Mercury General Corp.	1,726	0.94%	(9,767)
Total Financial			67,793
Communications
Cisco Systems, Inc.	1,651	1.07%	17,305
Juniper Networks, Inc.	1,192	0.44%	13,902
Viavi Solutions, Inc.	6,012	1.09%	9,202
F5, Inc.	85	0.21%	4,073
InterDigital, Inc.	571	0.42%	505
Yelp, Inc. — Class A	580	0.22%	(862)
Shenandoah Telecommunications Co.	1,247	0.33%	(922)
Cogent Communications Holdings, Inc.	460	0.35%	(1,051)
T-Mobile US, Inc.	174	0.21%	(1,331)
Verizon Communications, Inc.	1,510	0.81%	(2,519)
Omnicom Group, Inc.	1,212	0.91%	(2,708)
Telephone & Data Systems, Inc.	1,639	0.34%	(3,551)
Total Communications			32,043
Basic Materials
Westlake Chemical Corp.	754	0.75%	3,243
Celanese Corp. — Class A	380	0.66%	2,835
LyondellBasell Industries N.V. — Class A	620	0.59%	2,122
AdvanSix, Inc.	519	0.25%	1,924
Dow, Inc.	715	0.42%	1,568
Newmont Corp.	412	0.26%	868
Steel Dynamics, Inc.	567	0.36%	(160)
Nucor Corp.	342	0.40%	(268)
Total Basic Materials			12,132
Energy
Equitrans Midstream Corp.	2,004	0.21%	2,680
Kinder Morgan, Inc.	1,256	0.20%	150
Antero Midstream Corp.	2,106	0.21%	(1,536)
Total Energy			1,294
Total GS Equity Long Custom Basket			$613,176

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Okta, Inc.	493	(0.76)%	$20,947
Uber Technologies, Inc.	4,411	(1.22)%	14,911
Airbnb, Inc. — Class A	456	(0.50)%	10,673
Zillow Group, Inc. — Class C	1,153	(0.48)%	(2,321)
Opendoor Technologies, Inc.	4,916	(0.47)%	(3,468)
Lyft, Inc. — Class A	4,279	(1.20)%	(5,418)
Total Communications			35,324
Consumer, Cyclical
Freshpet, Inc.	772	(0.48)%	50,699
United Airlines Holdings, Inc.	6,160	(1.77)%	40,639
Delta Air Lines, Inc.	6,892	(1.77)%	23,085
Frontier Group Holdings, Inc.	5,524	(0.49)%	17,572
Spirit Airlines, Inc.	4,890	(0.70)%	16,678
Tesla, Inc.	72	(0.50)%	8,146
American Airlines Group, Inc.	14,101	(1.66)%	269
Royal Caribbean Cruises Ltd.	1,573	(0.80)%	(1,324)
Wynn Resorts Ltd.	698	(0.39)%	(2,412)
Las Vegas Sands Corp.	1,648	(0.41)%	(4,150)
IAA, Inc.	2,828	(0.94)%	(5,795)
Carnival Corp.	6,258	(0.83)%	(11,495)
Madison Square Garden Sports Corp. — Class A	1,378	(1.57)%	(14,249)
Copart, Inc.	958	(0.95)%	(15,578)
Total Consumer, Cyclical			102,085
Industrial
Stericycle, Inc.	3,301	(1.29)%	46,071
US Ecology, Inc.	4,335	(0.91)%	17,763
Boeing Co.	1,175	(1.55)%	17,468
Jacobs Engineering Group, Inc.	2,061	(1.89)%	727
TransDigm Group, Inc.	132	(0.55)%	(12)
Howmet Aerospace, Inc.	4,484	(0.94)%	(8,740)
Waste Management, Inc.	1,097	(1.20)%	(32,393)
Republic Services, Inc. — Class A	1,515	(1.39)%	(45,942)
Tetra Tech, Inc.	965	(1.08)%	(58,471)
Casella Waste Systems, Inc. — Class A	2,610	(1.47)%	(73,362)
Total Industrial			(136,891)
Financial
Americold Realty Trust	4,195	(0.90)%	21,061
Park Hotels & Resorts, Inc.	12,935	(1.61)%	1,808
Lincoln National Corp.	2,228	(1.00)%	1,647
Welltower, Inc.	2,491	(1.40)%	1,439
RLJ Lodging Trust	15,963	(1.46)%	248
DiamondRock Hospitality Co.	14,162	(0.89)%	(338)
Sunstone Hotel Investors, Inc.	16,454	(1.27)%	(2,644)
Wells Fargo & Co.	4,046	(1.28)%	(4,038)
Sun Communities, Inc.	543	(0.75)%	(4,328)
Safehold, Inc.	2,910	(1.53)%	(5,032)
Xenia Hotels & Resorts, Inc.	7,460	(0.89)%	(5,674)
Pebblebrook Hotel Trust	9,079	(1.33)%	(8,820)
Northern Trust Corp.	1,018	(0.80)%	(10,176)
Signature Bank	454	(0.97)%	(11,479)
Western Alliance Bancorporation	2,119	(1.50)%	(11,729)
Bank of New York Mellon Corp.	3,049	(1.16)%	(12,348)
Equitable Holdings, Inc.	6,302	(1.36)%	(12,705)
Host Hotels & Resorts, Inc.	14,721	(1.68)%	(12,771)
Ryman Hospitality Properties, Inc.	2,413	(1.46)%	(14,154)
Kennedy-Wilson Holdings, Inc.	11,552	(1.81)%	(14,906)
Equinix, Inc.	256	(1.42)%	(15,806)
Outfront Media, Inc.	6,834	(1.20)%	(16,397)
Apartment Income REIT Corp.	5,015	(1.80)%	(18,779)
State Street Corp.	2,823	(1.73)%	(19,890)
Comerica, Inc.	3,268	(1.87)%	(22,119)
Howard Hughes Corp.	2,102	(1.41)%	(35,010)
Total Financial			(232,940)
Energy
Plug Power, Inc.	1,281	(0.24)%	12,356
Denbury, Inc.	1,069	(0.54)%	208
Range Resources Corp.	3,657	(0.43)%	(1,665)
Marathon Petroleum Corp.	1,755	(0.74)%	(2,200)
Schlumberger N.V.	6,748	(1.33)%	(4,278)
Hess Corp.	1,623	(0.79)%	(4,285)
NOV, Inc.	6,876	(0.61)%	(4,981)
Halliburton Co.	10,357	(1.56)%	(5,740)
Pioneer Natural Resources Co.	973	(1.16)%	(6,240)
Patterson-UTI Energy, Inc.	12,573	(0.70)%	(8,070)
Total Energy			(24,895)
Consumer, Non-cyclical
Teladoc Health, Inc.	1,228	(0.74)%	34,855
Guardant Health, Inc.	1,160	(0.76)%	32,136
CoStar Group, Inc.	2,447	(1.27)%	18,740
Viad Corp.	2,624	(0.74)%	8,536
US Foods Holding Corp.	2,388	(0.55)%	2,850
ASGN, Inc.	1,019	(0.83)%	1,754
Brink's Co.	894	(0.39)%	277
Verisk Analytics, Inc. — Class A	606	(0.91)%	(2,047)
Equifax, Inc.	413	(0.79)%	(4,847)
Rollins, Inc.	4,113	(0.92)%	(5,008)
TransUnion	915	(0.71)%	(5,205)
Sysco Corp.	1,940	(1.00)%	(9,579)
Dun & Bradstreet Holdings, Inc.	7,120	(0.96)%	(10,287)
Cintas Corp.	543	(1.58)%	(11,059)
Driven Brands Holdings, Inc.	6,860	(1.52)%	(33,221)
Total Consumer, Non-cyclical			17,895
Technology
Coupa Software, Inc.	469	(0.49)%	49,293
Twilio, Inc. — Class A	287	(0.50)%	23,467
Clarivate plc	2,977	(0.46)%	10,132
Avalara, Inc.	286	(0.24)%	9,290
Zscaler, Inc.	129	(0.27)%	3,022
Allscripts Healthcare Solutions, Inc.	4,469	(0.54)%	1,300
Smartsheet, Inc. — Class A	534	(0.27)%	(1,028)
Leidos Holdings, Inc.	879	(0.51)%	(1,167)
Snowflake, Inc. — Class A	252	(0.56)%	(8,141)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ceridian HCM Holding, Inc.	936	(0.64)%	$(11,878)
KBR, Inc.	5,434	(1.70)%	(33,826)
Total Technology			40,464
Utilities
ONE Gas, Inc.	3,785	(1.93)%	(9,200)
Atmos Energy Corp.	2,835	(1.95)%	(12,166)
CenterPoint Energy, Inc.	8,983	(1.65)%	(15,082)
Edison International	4,189	(1.88)%	(43,175)
Total Utilities			(79,623)
Total GS Equity Short Custom Basket			$(278,581)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at December 31, 2021.
[2]	Rate indicated is the 7-day yield as of December 31, 2021.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$36,312,879	$—	$—	$36,312,879
Money Market Fund	1,239,414	—	—	1,239,414
Equity Custom Basket Swap Agreements**	—	1,223,994	—	1,223,994
Total Assets	$37,552,293	$1,223,994	$—	$38,776,287

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$550,482	$—	$550,482

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 101.4%
Technology - 31.7%
Apple, Inc.	86,182	$15,303,338
Microsoft Corp.	43,973	14,788,999
Accenture plc — Class A	13,679	5,670,630
Texas Instruments, Inc.	26,389	4,973,535
Intel Corp.	96,098	4,949,047
Oracle Corp.	53,298	4,648,118
NetApp, Inc.	37,785	3,475,842
HP, Inc.	56,084	2,112,684
International Business Machines Corp.	15,737	2,103,407
Lam Research Corp.	2,814	2,023,688
Skyworks Solutions, Inc.	12,113	1,879,211
KLA Corp.	4,097	1,762,161
Dropbox, Inc. — Class A*	66,301	1,627,026
SS&C Technologies Holdings, Inc.	15,763	1,292,251
NVIDIA Corp.	4,289	1,261,438
Jack Henry & Associates, Inc.	6,586	1,099,796
Intuit, Inc.	1,699	1,092,831
Paychex, Inc.	6,280	857,220
MSCI, Inc. — Class A	1,162	711,946
Analog Devices, Inc.	3,893	684,272
Broadridge Financial Solutions, Inc.	3,595	657,238
Seagate Technology Holdings plc	5,324	601,506
Adobe, Inc.*	1,045	592,578
Advanced Micro Devices, Inc.*	3,796	546,244
Synopsys, Inc.*	1,198	441,463
Total Technology		75,156,469
Financial - 17.0%
JPMorgan Chase & Co.	28,446	4,504,424
Citigroup, Inc.	58,301	3,520,797
American Tower Corp. — Class A REIT	10,155	2,970,337
T. Rowe Price Group, Inc.	14,418	2,835,155
Prologis, Inc. REIT	14,723	2,478,764
Equinix, Inc. REIT	2,433	2,057,929
Capital One Financial Corp.	13,686	1,985,702
CBRE Group, Inc. — Class A*	16,982	1,842,717
MetLife, Inc.	29,028	1,813,960
First American Financial Corp.	23,100	1,807,113
PNC Financial Services Group, Inc.	8,451	1,694,595
Nasdaq, Inc.	7,628	1,601,956
Progressive Corp.	12,646	1,298,112
Charles Schwab Corp.	14,738	1,239,466
Prudential Financial, Inc.	11,099	1,201,356
Allstate Corp.	9,648	1,135,087
BlackRock, Inc. — Class A	1,082	990,636
Visa, Inc. — Class A	4,370	947,023
Travelers Companies, Inc.	5,994	937,641
SVB Financial Group*	1,199	813,210
Western Union Co.	40,364	720,094
Bank of New York Mellon Corp.	12,330	716,126
Blackstone, Inc. — Class A	5,144	665,582
Hartford Financial Services Group, Inc.	3,313	228,730
Morgan Stanley	1,944	190,823
Total Financial		40,197,335
Consumer, Non-cyclical - 16.2%
Bristol-Myers Squibb Co.	56,199	3,504,007
Laboratory Corporation of America Holdings*	10,335	3,247,360
Moody's Corp.	8,231	3,214,864
Thermo Fisher Scientific, Inc.	4,660	3,109,338
Quest Diagnostics, Inc.	14,020	2,425,600
Amgen, Inc.	10,189	2,292,219
AbbVie, Inc.	15,740	2,131,196
Gilead Sciences, Inc.	28,547	2,072,798
S&P Global, Inc.	3,834	1,809,380
Regeneron Pharmaceuticals, Inc.*	2,796	1,765,730
Johnson & Johnson	8,271	1,414,920
Pfizer, Inc.	22,817	1,347,344
Merck & Company, Inc.	16,774	1,285,559
Vertex Pharmaceuticals, Inc.*	5,067	1,112,713
Bio-Rad Laboratories, Inc. — Class A*	1,463	1,105,399
United Rentals, Inc.*	3,135	1,041,729
Becton Dickinson and Co.	3,908	982,784
Waters Corp.*	2,601	969,133
Cigna Corp.	4,157	954,572
CVS Health Corp.	9,068	935,455
Encompass Health Corp.	9,871	644,182
Automatic Data Processing, Inc.	1,898	468,009
Gartner, Inc.*	1,126	376,444
Avery Dennison Corp.	1,300	281,541
Total Consumer, Non-cyclical		38,492,276
Communications - 12.5%
Amazon.com, Inc.*	2,580	8,602,597
Alphabet, Inc. — Class A*	2,106	6,101,166
Motorola Solutions, Inc.	17,290	4,697,693
Netflix, Inc.*	5,461	3,289,925
Cisco Systems, Inc.	43,505	2,756,912
CDW Corp.	6,235	1,276,804
Meta Platforms, Inc. — Class A*	2,926	984,160
Verizon Communications, Inc.	15,614	811,303
eBay, Inc.	8,412	559,398
AT&T, Inc.	21,398	526,391
Total Communications		29,606,349
Consumer, Cyclical - 11.2%
Lowe's Companies, Inc.	10,844	2,802,957
AutoZone, Inc.*	1,112	2,331,186
Whirlpool Corp.	9,031	2,119,214
Home Depot, Inc.	5,075	2,106,176
Yum! Brands, Inc.	14,771	2,051,101
Cummins, Inc.	8,890	1,939,265
NVR, Inc.*	327	1,932,200
Gentex Corp.	45,178	1,574,454
General Motors Co.*	25,153	1,474,720
Tesla, Inc.*	1,356	1,432,994
Costco Wholesale Corp.	1,998	1,134,265
Dick's Sporting Goods, Inc.	8,639	993,399
Target Corp.	4,101	949,135
AutoNation, Inc.*	7,397	864,339
Dollar General Corp.	3,498	824,933
Best Buy Company, Inc.	7,468	758,749
BorgWarner, Inc.	13,175	593,797
Tractor Supply Co.	1,700	405,620
NIKE, Inc. — Class B	1,300	216,671
Total Consumer, Cyclical		26,505,175

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 101.4% (continued)
Industrial - 7.8%
3M Co.	25,573	$4,542,532
Keysight Technologies, Inc.*	11,587	2,392,832
General Dynamics Corp.	11,324	2,360,714
Expeditors International of Washington, Inc.	15,222	2,044,162
Rockwell Automation, Inc.	5,742	2,003,097
Owens Corning	19,942	1,804,751
Caterpillar, Inc.	5,834	1,206,121
Deere & Co.	2,799	959,749
FedEx Corp.	1,526	394,685
Illinois Tool Works, Inc.	1,000	246,800
Dover Corp.	1,200	217,920
Waste Management, Inc.	1,200	200,280
Total Industrial		18,373,643
Energy - 3.4%
Chevron Corp.	26,832	3,148,735
Kinder Morgan, Inc.	193,857	3,074,572
ONEOK, Inc.	32,535	1,911,757
Total Energy		8,135,064
Basic Materials - 1.6%
Celanese Corp. — Class A	20,820	3,499,009
Sherwin-Williams Co.	1,000	352,160
Total Basic Materials		3,851,169
Total Common Stocks
(Cost $206,618,956)		240,317,480

EXCHANGE-TRADED FUNDS† - 0.8%
SPDR S&P 500 ETF Trust	3,956	1,878,942
Total Exchange-Traded Funds
(Cost $1,509,469)		1,878,942

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	901,668	901,668
Total Money Market Fund
(Cost $901,668)		901,668
Total Investments - 102.6%
(Cost $209,030,093)		$243,098,090
Other Assets & Liabilities, net - (2.6)%		(6,225,088)
Total Net Assets - 100.0%		$236,873,002

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$240,317,480	$—	$—	$240,317,480
Exchange-Traded Funds	1,878,942	—	—	1,878,942
Money Market Fund	901,668	—	—	901,668
Total Assets	$243,098,090	$—	$—	$243,098,090

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 1.2%
Financial - 1.1%
Pershing Square Tontine Holdings Ltd. — Class A*,1	622,890	$12,283,391
KKR Acquisition Holdings I Corp. — Class A*,1	299,316	2,915,338
RXR Acquisition Corp. — Class A*,1	72,327	705,188
TPG Pace Beneficial II Corp.*,1	64,278	629,925
MSD Acquisition Corp. — Class A*,1	46,697	462,300
AfterNext HealthTech Acquisition Corp. — Class A*,1	38,300	373,425
Conyers Park III Acquisition Corp. — Class A*,1	35,600	347,100
Colicity, Inc. — Class A*,1	25,295	246,626
Acropolis Infrastructure Acquisition Corp. — Class A*,1	24,900	241,281
Blue Whale Acquisition Corp.*,1	20,700	200,583
Waverley Capital Acquisition Corp. 1*,1	14,100	139,449
Waverley Capital Acquisition Corp. 1 - Class A*,1	14,100	136,770
Total Financial		18,681,376
Communications - 0.1%
Figs, Inc. — Class A*,2	12,590	346,980
Vacasa, Inc. — Class A*	31,926	265,624
Total Communications		612,604
Industrial - 0.0%
Constar International Holdings LLC*,†††	68	–
Total Common Stocks
(Cost $19,063,323)		19,293,980

PREFERRED STOCKS†† - 5.1%
Financial - 5.1%
First Republic Bank 4.25%	372,000	9,560,400
4.13%	53,200	1,346,492
Wells Fargo & Co., 4.38%	210,000	5,313,000
3.90%*,3	3,250,000	3,339,375
Charles Schwab Corp., 4.00%*,3	8,000,000	8,080,000
W R Berkley Corp., 4.13% due 03/30/61	282,142	7,200,264
4.25% due 09/30/60	11,828	313,324
Bank of America Corp., 4.13%	148,000	3,760,680
4.38%	106,000	2,711,480
Markel Corp., 6.00%*,3	5,210,000	5,711,463
Bank of New York Mellon Corp., 3.75%*,3	3,900,000	3,913,923
4.70%*,3	1,060,000	1,130,755
JPMorgan Chase & Co. 3.65%*,3	2,350,000	2,344,125
4.63%	76,000	1,984,360
Globe Life, Inc., 4.25% due 06/15/61	160,000	4,144,000
MetLife, Inc., 3.85%*,3	3,520,000	3,590,400
Public Storage 4.63%	104,783	2,806,089
4.13%	22,087	558,138
Arch Capital Group Ltd., 4.55%	102,000	2,637,720
PartnerRe Ltd., 4.88%	78,457	2,126,185
American Financial Group, Inc., 4.50% due 09/15/60	77,955	2,104,005
RenaissanceRe Holdings Ltd., 4.20%	82,000	2,057,380
CNO Financial Group, Inc., 5.13% due 11/25/60	48,000	1,274,400
Kuvare US Holdings, Inc., 7.00% due 02/17/51*,3,4	1,000,000	1,085,000
Assurant, Inc., 5.25% due 01/15/61	38,000	1,024,860
Depository Trust & Clearing Corp., 3.38%*,3,4	1,000,000	1,008,750
Total Financial		84,944,968
Industrial - 0.0%
Constar International Holdings LLC*,†††	7	–
Total Preferred Stocks
(Cost $82,301,300)		84,944,968

WARRANTS† - 0.0%
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,1	69,210	91,364
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27*,1	74,828	74,723
Ginkgo Bioworks Holdings, Inc.
Expiring 12/31/27*	6,510	14,582
MSD Acquisition Corp.
Expiring 05/13/23*,1	9,339	10,693
Conyers Park III Acquisition Corp.
Expiring 08/12/28*	11,866	10,442
RXR Acquisition Corp.
Expiring 03/08/26*,1	14,463	10,120
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*	12,766	8,931
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	8,300	6,649
Blue Whale Acquisition Corp.
Expiring 07/30/26*,1	5,174	4,398
Colicity, Inc.
Expiring 12/31/27*,1	5,057	3,894
Waverley Capital Acquisition Corp. 1 - Class A
Expiring 04/30/27*,1	4,700	3,009
Total Warrants
(Cost $552,042)		238,805

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
CLOSED-END FUNDS† - 0.2%
BlackRock MuniHoldings California Quality Fund, Inc.	118,085	$1,823,232
BlackRock MuniYield California Quality Fund, Inc.	101,804	1,618,684
Total Closed-End Funds
(Cost $3,255,360)		3,441,916

MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Obligations Cash Management Fund, 0.01%[5]	3,630,898	3,630,898
Total Money Market Fund
(Cost $3,630,898)		3,630,898

	Face Amount~
CORPORATE BONDS†† - 40.7%
Financial - 18.6%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	6,200,000	6,206,770
3.25% due 11/15/30[4]	4,500,000	4,515,580
5.50% due 07/15/22[4]	2,000,000	2,036,864
JPMorgan Chase & Co.
3.11% due 04/22/41[3]	3,530,000	3,655,842
2.52% due 04/22/31[3]	2,210,000	2,233,719
2.96% due 05/13/31[3]	1,870,000	1,936,149
4.49% due 03/24/31[3]	1,600,000	1,851,533
Bank of America Corp.
2.59% due 04/29/31[3]	6,900,000	6,970,206
2.68% due 06/19/41[3]	2,650,000	2,550,807
Wells Fargo & Co.
3.07% due 04/30/41[3]	8,550,000	8,768,239
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	7,410,000	8,487,321
Liberty Mutual Group, Inc.
4.13% due 12/15/51[3,4]	5,800,000	5,785,500
3.95% due 05/15/60[4]	2,150,000	2,360,488
Teachers Insurance & Annuity Association of America
3.30% due 05/15/50[4]	7,750,000	8,082,241
Nippon Life Insurance Co.
2.75% due 01/21/51[3,4]	8,150,000	7,987,000
BPCE S.A.
2.28% due 01/20/32[3,4]	8,200,000	7,901,050
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	7,470,000	7,793,772
Wilton RE Ltd.
6.00% †††,3,4,6	6,350,000	6,677,406
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	6,170,000	6,393,169
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	3,600,000	3,841,164
5.30% due 01/15/29	1,900,000	2,156,880
American Equity Investment Life Holding Co.
5.00% due 06/15/27	5,036,000	5,702,334
Reinsurance Group of America, Inc.
3.15% due 06/15/30	5,350,000	5,572,542
GA Global Funding Trust
1.63% due 01/15/26[4]	5,450,000	5,404,991
American International Group, Inc.
4.38% due 06/30/50	4,280,000	5,335,085
Fidelity National Financial, Inc.
3.40% due 06/15/30	3,630,000	3,832,172
2.45% due 03/15/31	1,210,000	1,187,394
Maple Grove Funding Trust I
4.16% due 08/15/51[4]	4,750,000	4,890,864
Allianz SE
3.20% [3,4,6]	5,000,000	4,800,000
Intercontinental Exchange, Inc.
3.00% due 06/15/50	2,430,000	2,457,194
2.65% due 09/15/40	2,400,000	2,317,637
Citigroup, Inc.
2.57% due 06/03/31[3]	4,690,000	4,730,563
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	4,300,000	4,426,034
Iron Mountain, Inc.
5.25% due 07/15/30[4]	2,350,000	2,476,481
5.63% due 07/15/32[4]	1,000,000	1,070,184
4.50% due 02/15/31[4]	850,000	859,087
Old Republic International Corp.
3.85% due 06/11/51	4,020,000	4,323,052
Safehold Operating Partnership, LP
2.85% due 01/15/32	2,428,000	2,380,070
2.80% due 06/15/31	1,931,000	1,905,125
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	4,040,000	4,250,733
Massachusetts Mutual Life Insurance Co.
3.38% due 04/15/50[4]	2,450,000	2,583,635
3.20% due 12/01/61[4]	1,650,000	1,624,962
Macquarie Group Ltd.
2.87% due 01/14/33[3,4]	2,150,000	2,143,496
2.69% due 06/23/32[3,4]	2,000,000	1,994,685
Standard Chartered plc
4.64% due 04/01/31[3,4]	3,550,000	4,016,661
Crown Castle International Corp.
2.90% due 04/01/41	2,800,000	2,723,074
3.30% due 07/01/30	1,149,000	1,211,972
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	3,620,000	3,924,445
National Australia Bank Ltd.
2.99% due 05/21/31[4]	2,350,000	2,356,824
2.33% due 08/21/30[4]	1,500,000	1,436,973
Host Hotels & Resorts, LP
3.50% due 09/15/30	3,685,000	3,782,798

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 40.7% (continued)
Financial - 18.6% (continued)
Ares Finance Company II LLC
3.25% due 06/15/30[4]	3,660,000	$3,772,590
Five Corners Funding Trust II
2.85% due 05/15/30[4]	3,532,000	3,659,824
KKR Group Finance Company VI LLC
3.75% due 07/01/29[4]	3,230,000	3,546,697
First American Financial Corp.
4.00% due 05/15/30	3,180,000	3,480,607
Brookfield Finance, Inc.
3.50% due 03/30/51	2,550,000	2,672,236
4.70% due 09/20/47	650,000	798,204
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	3,150,000	3,197,250
Arch Capital Group Ltd.
3.64% due 06/30/50	2,900,000	3,102,380
Alleghany Corp.
3.63% due 05/15/30	2,850,000	3,089,734
UBS Group AG
2.10% due 02/11/32[3,4]	2,950,000	2,854,869
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[4]	2,660,000	2,783,524
Belrose Funding Trust
2.33% due 08/15/30[4]	2,780,000	2,725,721
Jefferies Group LLC
2.75% due 10/15/32	2,720,000	2,690,128
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	2,560,000	2,685,432
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,4]	2,500,000	2,612,500
ABN AMRO Bank N.V.
2.47% due 12/13/29[3,4]	2,600,000	2,599,988
Equitable Holdings, Inc.
7.00% due 04/01/28	2,050,000	2,579,174
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	2,450,000	2,511,250
Societe Generale S.A.
2.89% due 06/09/32[3,4]	2,500,000	2,493,793
Goldman Sachs Group, Inc.
3.50% due 04/01/25	2,250,000	2,379,226
Assured Guaranty US Holdings, Inc.
3.15% due 06/15/31	1,450,000	1,497,024
3.60% due 09/15/51	800,000	831,898
Stewart Information Services Corp.
3.60% due 11/15/31	2,250,000	2,278,276
Westpac Banking Corp.
3.02% due 11/18/36[3]	1,200,000	1,185,726
2.96% due 11/16/40	1,100,000	1,078,869
Assurant, Inc.
2.65% due 01/15/32	2,300,000	2,255,603
FS KKR Capital Corp.
2.63% due 01/15/27	2,150,000	2,121,775
HS Wildcat LLC
3.83% due 12/31/50†††	2,000,000	2,013,075
Americo Life, Inc.
3.45% due 04/15/31[4]	2,060,000	2,002,168
Lincoln National Corp.
4.38% due 06/15/50	1,580,000	1,915,079
QBE Insurance Group Ltd.
5.88% [3,4,6]	1,750,000	1,890,000
Manulife Financial Corp.
2.48% due 05/19/27	1,800,000	1,842,358
Fifth Third Bancorp
2.55% due 05/05/27	1,750,000	1,805,054
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	1,791,450
AmFam Holdings, Inc.
2.81% due 03/11/31[4]	1,750,000	1,786,868
Global Atlantic Finance Co.
3.13% due 06/15/31[4]	1,800,000	1,781,787
Primerica, Inc.
2.80% due 11/19/31	1,750,000	1,768,855
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[3,4]	1,800,000	1,723,528
Kemper Corp.
2.40% due 09/30/30	1,510,000	1,462,663
Raymond James Financial, Inc.
3.75% due 04/01/51	1,300,000	1,435,839
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63% due 10/15/31	1,400,000	1,376,996
Prudential Financial, Inc.
3.70% due 10/01/50[3]	1,160,000	1,173,442
Central Storage Safety Project Trust
4.82% due 02/01/38[7]	955,840	1,088,839
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	1,050,000	1,029,889
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[4]	950,000	1,027,737
Weyerhaeuser Co.
4.00% due 04/15/30	911,000	1,015,945
W R Berkley Corp.
4.00% due 05/12/50	850,000	972,520
Western & Southern Life Insurance Co.
3.75% due 04/28/61[4]	850,000	947,114
Apollo Management Holdings, LP
2.65% due 06/05/30[4]	930,000	937,948
Nasdaq, Inc.
3.25% due 04/28/50	850,000	864,230

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 40.7% (continued)
Financial - 18.6% (continued)
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	794,000	$849,580
CNO Financial Group, Inc.
5.25% due 05/30/29	700,000	803,879
Protective Life Corp.
3.40% due 01/15/30[4]	740,000	783,292
Brown & Brown, Inc.
2.38% due 03/15/31	800,000	779,210
New York Life Insurance Co.
3.75% due 05/15/50[4]	600,000	682,850
Brookfield Finance LLC
3.45% due 04/15/50	470,000	489,358
Hanover Insurance Group, Inc.
2.50% due 09/01/30	480,000	477,267
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	400,000	446,629
KKR Group Finance Company III LLC
5.13% due 06/01/44[4]	100,000	129,000
Total Financial		310,491,514
Industrial - 4.7%
Boeing Co.
5.15% due 05/01/30	8,000,000	9,320,808
5.71% due 05/01/40	4,380,000	5,625,704
5.81% due 05/01/50	3,440,000	4,658,193
5.04% due 05/01/27	2,150,000	2,420,888
3.63% due 02/01/31	1,450,000	1,546,258
2.20% due 02/04/26	1,000,000	999,762
Textron, Inc.
2.45% due 03/15/31	3,600,000	3,537,692
3.00% due 06/01/30	1,355,000	1,398,281
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	4,503,590	4,429,753
National Basketball Association
2.51% due 12/16/24†††	4,000,000	4,071,915
Berry Global, Inc.
1.57% due 01/15/26	4,100,000	4,011,932
TD SYNNEX Corp.
2.65% due 08/09/31[4]	2,550,000	2,451,414
2.38% due 08/09/28[4]	1,600,000	1,553,116
Cellnex Finance Company S.A.
3.88% due 07/07/41[4]	4,150,000	3,968,728
Howmet Aerospace, Inc.
3.00% due 01/15/29	3,800,000	3,805,111
Vontier Corp.
2.95% due 04/01/31[4]	3,450,000	3,417,398
Flowserve Corp.
3.50% due 10/01/30	1,810,000	1,869,894
2.80% due 01/15/32	1,150,000	1,118,959
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	3,000,000	2,924,175
Owens Corning
3.88% due 06/01/30	2,380,000	2,595,661
IP Lending II Ltd.
3.65% due 07/15/25†††,4	2,450,000	2,445,183
GATX Corp.
4.00% due 06/30/30	2,110,000	2,348,943
Stadco LA, LLC
3.75% due 05/15/56†††	2,000,000	1,977,308
CNH Industrial Capital LLC
1.88% due 01/15/26	1,880,000	1,880,801
Ryder System, Inc.
3.35% due 09/01/25	1,470,000	1,553,088
Amcor Flexibles North America, Inc.
2.63% due 06/19/30	1,230,000	1,234,383
Norfolk Southern Corp.
4.10% due 05/15/21	600,000	678,334
Sonoco Products Co.
5.75% due 11/01/40	150,000	201,590
Total Industrial		78,045,272
Consumer, Cyclical - 4.4%
Marriott International, Inc.
3.50% due 10/15/32	3,300,000	3,455,939
4.63% due 06/15/30	2,830,000	3,183,596
2.85% due 04/15/31	2,320,000	2,312,901
5.75% due 05/01/25	1,900,000	2,138,719
2.75% due 10/15/33	1,000,000	970,041
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	8,800,000	10,062,005
Hyatt Hotels Corp.
5.38% due 04/23/25	3,950,000	4,378,383
5.75% due 04/23/30	3,010,000	3,590,497
Choice Hotels International, Inc.
3.70% due 01/15/31	7,340,000	7,781,354
Whirlpool Corp.
4.60% due 05/15/50	6,145,000	7,599,599
Smithsonian Institution
2.70% due 09/01/44	4,000,000	4,033,297
Alt-2 Structured Trust
2.95% due 05/14/31†††	3,826,684	3,737,084
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]	3,150,000	3,310,686
British Airways Class A Pass Through Trust
4.25% due 11/15/32[4]	2,231,871	2,374,430
2.90% due 03/15/35[4]	849,918	846,553
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	2,550,000	2,722,125
Steelcase, Inc.
5.13% due 01/18/29	2,224,000	2,513,264
BorgWarner, Inc.
2.65% due 07/01/27	2,310,000	2,386,513
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	1,541,000	1,727,313
Northern Group Housing LLC
6.80% due 08/15/53[4]	1,100,000	1,608,763

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

		Face Amount~	Value
CORPORATE BONDS†† - 40.7% (continued)
Consumer, Cyclical - 4.4% (continued)
Ferguson Finance plc
3.25% due 06/02/30[4]		1,204,000	$1,265,513
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28		764,500	768,399
Lowe's Companies, Inc.
1.70% due 09/15/28		450,000	440,938
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]		200,000	209,264
Total Consumer, Cyclical			73,417,176
Consumer, Non-cyclical - 4.2%
Altria Group, Inc.
3.70% due 02/04/51		4,650,000	4,334,358
3.40% due 05/06/30		3,110,000	3,217,715
2.35% due 05/06/25		1,180,000	1,207,699
4.45% due 05/06/50		390,000	402,313
CoStar Group, Inc.
2.80% due 07/15/30[4]		5,810,000	5,811,373
Quanta Services, Inc.
2.90% due 10/01/30		4,175,000	4,245,712
BAT Capital Corp.
3.98% due 09/25/50		2,800,000	2,691,480
4.70% due 04/02/27		1,410,000	1,551,068
Royalty Pharma plc
3.55% due 09/02/50		2,690,000	2,667,052
2.20% due 09/02/30		1,410,000	1,364,795
Global Payments, Inc.
2.90% due 11/15/31		1,650,000	1,673,571
2.90% due 05/15/30		1,620,000	1,649,406
Smithfield Foods, Inc.
2.63% due 09/13/31[4]		2,400,000	2,322,074
3.00% due 10/15/30[4]		970,000	966,025
Kraft Heinz Foods Co.
5.50% due 06/01/50		1,250,000	1,692,357
7.13% due 08/01/39[4]		650,000	989,152
BECLE, S.A.B. DE C.V
2.50% due 10/14/31[4]		2,700,000	2,656,638
California Institute of Technology
3.65% due 09/01/19		2,000,000	2,326,906
Triton Container International Ltd.
3.15% due 06/15/31[4]		2,100,000	2,117,841
Emory University
2.97% due 09/01/50		2,000,000	2,101,339
Yale-New Haven Health Services Corp.
2.50% due 07/01/50		2,250,000	2,079,776
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[4]		1,750,000	1,750,000
Health Care Service Corporation A Mutual Legal Reserve Co.
3.20% due 06/01/50[4]		1,480,000	1,505,825
Anheuser-Busch InBev Worldwide, Inc.
6.63% due 08/15/33		1,100,000	1,503,692
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[4]		1,500,000	1,482,315
Johnson & Johnson
2.45% due 09/01/60		1,500,000	1,416,337
Universal Health Services, Inc.
2.65% due 10/15/30[4]		1,320,000	1,309,313
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[4]		1,300,000	1,287,393
Cheplapharm Arzneimittel GmbH
4.38% due 01/15/28	EUR	1,000,000	1,186,298
Wisconsin Alumni Research Foundation
3.56% due 10/01/49		1,000,000	1,092,835
OhioHealth Corp.
3.04% due 11/15/50		1,000,000	1,050,996
Johns Hopkins University
2.81% due 01/01/60		1,000,000	1,024,726
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50		1,000,000	1,021,445
California Endowment
2.50% due 04/01/51		1,000,000	981,118
Children's Hospital Corp.
2.59% due 02/01/50		1,000,000	956,473
Children's Health System of Texas
2.51% due 08/15/50		1,000,000	943,837
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]		925,000	892,986
Bimbo Bakeries USA, Inc.
4.00% due 05/17/51[4]		800,000	865,800
GXO Logistics, Inc.
2.65% due 07/15/31[4]		850,000	839,511
Moody's Corp.
3.25% due 05/20/50		700,000	730,996
Duke University
2.83% due 10/01/55		506,000	523,710
Total Consumer, Non-cyclical			70,434,256
Communications - 2.9%
ViacomCBS, Inc.
4.95% due 01/15/31		4,478,000	5,334,463
4.95% due 05/19/50		2,490,000	3,174,121
4.75% due 05/15/25		2,260,000	2,478,498
2.90% due 01/15/27		450,000	468,598

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 40.7% (continued)
Communications - 2.9% (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	4,525,000	$4,477,452
3.90% due 06/01/52	3,350,000	3,359,268
2.25% due 01/15/29	2,400,000	2,341,674
T-Mobile USA, Inc.
3.88% due 04/15/30	4,750,000	5,195,329
British Telecommunications plc
4.88% due 11/23/81[3,4]	2,900,000	2,919,169
4.25% due 11/23/81[3,4]	500,000	501,875
9.63% due 12/15/30	150,000	219,655
Level 3 Financing, Inc.
4.25% due 07/01/28[4]	2,175,000	2,153,250
3.88% due 11/15/29[4]	1,150,000	1,170,125
AT&T, Inc.
2.75% due 06/01/31	3,200,000	3,264,811
Vodafone Group plc
4.13% due 06/04/81[3]	2,550,000	2,524,398
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	2,350,000	2,364,828
Walt Disney Co.
3.80% due 05/13/60	2,000,000	2,316,925
Amazon.com, Inc.
2.70% due 06/03/60	1,610,000	1,551,404
VeriSign, Inc.
2.70% due 06/15/31	1,200,000	1,206,000
CSC Holdings LLC
4.13% due 12/01/30[4]	600,000	585,750
Fox Corp.
3.05% due 04/07/25	450,000	472,358
Altice France S.A.
5.13% due 01/15/29[4]	250,000	243,750
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	206,000
Total Communications		48,529,701
Energy - 2.3%
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[4]	6,250,000	6,309,553
2.94% due 09/30/40[4]	4,000,000	3,980,861
BP Capital Markets plc
4.88% [3,6]	7,530,000	8,132,400
Qatar Energy
3.30% due 07/12/51[4]	2,350,000	2,419,015
3.13% due 07/12/41[4]	2,375,000	2,400,213
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	4,190,000	4,726,416
Magellan Midstream Partners, LP
3.95% due 03/01/50	2,000,000	2,118,508
3.25% due 06/01/30	1,500,000	1,575,377
Valero Energy Corp.
2.15% due 09/15/27	950,000	946,366
2.85% due 04/15/25	750,000	776,899
4.00% due 04/01/29	500,000	544,086
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	1,050,000	1,130,162
Florida Gas Transmission Company LLC
2.55% due 07/01/30[4]	1,000,000	1,003,020
NuStar Logistics, LP
6.38% due 10/01/30	700,000	777,000
6.00% due 06/01/26	200,000	217,000
Cheniere Corpus Christi Holdings LLC
2.74% due 12/31/39[4]	450,000	439,018
Phillips 66
3.70% due 04/06/23	250,000	258,439
Total Energy		37,754,333
Technology - 1.5%
Broadcom, Inc.
4.15% due 11/15/30	4,013,000	4,450,642
2.45% due 02/15/31[4]	3,700,000	3,627,898
3.19% due 11/15/36[4]	217,000	216,622
NetApp, Inc.
2.70% due 06/22/30	3,507,000	3,509,674
Leidos, Inc.
2.30% due 02/15/31	2,350,000	2,262,533
3.63% due 05/15/25	600,000	637,152
4.38% due 05/15/30	200,000	222,824
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	2,600,000	2,705,001
Oracle Corp.
3.95% due 03/25/51	2,450,000	2,543,363
Citrix Systems, Inc.
1.25% due 03/01/26	2,300,000	2,239,923
Apple, Inc.
2.55% due 08/20/60	1,550,000	1,455,613
CGI, Inc.
2.30% due 09/14/31[4]	1,300,000	1,251,907
Analog Devices, Inc.
2.95% due 04/01/25	400,000	420,045
Total Technology		25,543,197
Utilities - 1.1%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	6,700,000	6,741,936
Jersey Central Power & Light Co.
2.75% due 03/01/32[4]	3,220,000	3,263,153
AES Corp.
3.95% due 07/15/30[4]	1,760,000	1,875,104
NRG Energy, Inc.
2.45% due 12/02/27[4]	1,750,000	1,734,003
Arizona Public Service Co.
3.35% due 05/15/50	1,300,000	1,323,475
Enel Finance International N.V.
2.88% due 07/12/41[4]	1,250,000	1,198,467

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 40.7% (continued)
Utilities - 1.1% (continued)
Alexander Funding Trust
1.84% due 11/15/23[4]	950,000	$953,226
Xcel Energy, Inc.
2.35% due 11/15/31	690,000	686,309
American Transmission Systems, Inc.
2.65% due 01/15/32[4]	470,000	474,366
Total Utilities		18,250,039
Basic Materials - 1.0%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[4]	3,600,000	3,770,334
4.20% due 05/13/50[4]	3,235,000	3,663,951
Anglo American Capital plc
5.63% due 04/01/30[4]	3,400,000	4,028,481
3.95% due 09/10/50[4]	970,000	1,029,062
2.63% due 09/10/30[4]	250,000	245,140
WR Grace Holdings LLC
4.88% due 06/15/27[4]	1,241,000	1,274,668
Yamana Gold, Inc.
2.63% due 08/15/31[4]	1,200,000	1,151,770
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	810,000	787,048
Corporation Nacional del Cobre de Chile
3.75% due 01/15/31[4]	680,000	724,287
Total Basic Materials		16,674,741
Total Corporate Bonds
(Cost $658,315,745)		679,140,229

ASSET-BACKED SECURITIES†† - 26.2%
Collateralized Loan Obligations - 17.6%
LoanCore Issuer Ltd.
2021-CRE5, 2.46% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 07/15/36[4,8]	7,500,000	7,471,679
2021-CRE4, 2.67% (30 Day Average U.S. Secured Overnight Financing Rate + 2.61%, Rate Floor: 2.50%) due 07/15/35[8]	4,426,000	4,417,651
2021-CRE6, 2.41% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38[4,8]	4,000,000	3,989,194
2021-CRE4, 1.87% (30 Day Average U.S. Secured Overnight Financing Rate + 1.81%, Rate Floor: 1.70%) due 07/15/35[4,8]	1,000,000	998,690
2018-CRE1, 1.24% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[4,8]	303,631	303,857
Octagon Investment Partners 49 Ltd.
2021-5A, 1.67% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33[4,8]	8,500,000	8,453,309
2021-5A, 2.17% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 01/15/33[4,8]	7,450,000	7,385,075
Woodmont Trust
2020-7A, 2.02% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[4,8]	12,000,000	12,053,495
2020-7A, 2.72% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32[4,8]	3,750,000	3,779,914
Cerberus Loan Funding XXX, LP
2020-3A, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[4,8]	13,500,000	13,566,758
2020-3A, 2.62% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33[4,8]	2,000,000	2,016,614
Dryden 33 Senior Loan Fund
2020-33A, 2.12% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/15/29[4,8]	8,000,000	7,999,958
2020-33A, 1.12% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[4,8]	4,136,584	4,133,749
2020-33A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/29[4,8]	3,000,000	2,994,659
LCCM Trust
2021-FL3, 1.55% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38[4,8]	6,000,000	5,996,015
2021-FL3, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/15/38[4,8]	3,950,000	3,943,907
2021-FL2, 2.26% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 12/13/38[4,8]	3,100,000	3,092,690

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.2% (continued)
Collateralized Loan Obligations - 17.6% (continued)
Ares LVIII CLO Ltd.
2020-58A, 1.67% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33[4,8]	7,600,000	$7,560,209
2020-58A, 2.27% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 01/15/33[4,8]	3,750,000	3,750,331
Benefit Street Partners Clo XXII Ltd.
2020-22A, 1.68% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/20/32[4,8]	8,700,000	8,699,334
2020-22A, 2.28% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 01/20/32[4,8]	1,000,000	998,162
Palmer Square Loan Funding Ltd.
2021-3A, 2.67% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/20/29[4,8]	2,000,000	2,001,504
2021-1A, 1.38% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/29[4,8]	2,000,000	1,993,009
2021-1A, 1.93% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29[4,8]	2,000,000	1,991,763
2018-4A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[4,8]	1,036,860	1,036,002
2021-2A, 2.56% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29[4,8]	1,000,000	999,990
2018-4A, 1.61% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[4,8]	1,000,000	999,818
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[4,8]	500,878	500,678
Dryden 36 Senior Loan Fund
2020-36A, 2.17% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29[4,8]	8,000,000	8,000,649
AMMC CLO XIV Ltd.
2021-14A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29[4,8]	8,000,000	7,961,754
Madison Park Funding XLVIII Ltd.
2021-48A, 2.12% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33[4,8]	4,000,000	3,976,673
2021-48A, 1.57% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33[4,8]	4,000,000	3,955,917
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6, 2.66% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36[8]	4,000,000	3,988,079
2021-FL6, 1.96% (1 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/16/36[4,8]	3,400,000	3,383,843
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.04% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[4,8]	6,500,000	6,499,971
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.73% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[4,8]	4,000,000	4,007,545
2021-16A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33[4,8]	2,000,000	2,009,730
MidOcean Credit CLO VII
2020-7A, 1.16% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[4,8]	3,000,000	2,999,964
2020-7A, 1.72% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29[4,8]	2,000,000	1,997,268
2020-7A, 1.57% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[4,8]	1,000,000	995,951

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.2% (continued)
Collateralized Loan Obligations - 17.6% (continued)
Cerberus Loan Funding XXXII, LP
2021-2A, 1.74% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[4,8]	4,250,000	$4,264,867
2021-2A, 2.97% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33[4,8]	1,250,000	1,255,371
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.73% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[4,8]	5,500,000	5,499,455
KREF Funding V LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26†††,8	5,267,373	5,264,141
0.15% due 06/25/26†††,9	21,818,182	17,760
Cerberus Loan Funding XXXI, LP
2021-1A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[4,8]	4,500,000	4,503,883
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.82% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[4,8]	4,250,000	4,260,599
Venture XIV CLO Ltd.
2020-14A, 1.21% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[4,8]	4,250,000	4,250,288
BXMT Ltd.
2020-FL2, 1.07% (30 Day Average U.S. Secured Overnight Financing Rate + 1.01%, Rate Floor: 0.90%) due 02/15/38[4,8]	4,250,000	4,240,406
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.44% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[4,8]	4,100,000	4,083,410
BSPDF Issuer Ltd.
2021-FL1, 2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36[8]	4,000,000	3,978,092
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.83% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[4,8]	3,750,000	3,766,582
PFP Ltd.
2021-7, 2.51% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38[4,8]	3,749,813	3,736,254
Cerberus Loan Funding XXVI, LP
2021-1A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[4,8]	3,500,000	3,503,829
ABPCI Direct Lending Fund CLO IV LLC
2.12% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/08/29†††,8	3,300,000	3,301,926
Owl Rock CLO IV Ltd.
2021-4A, 1.74% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33[4,8]	3,250,000	3,253,121
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[4,8]	3,250,000	3,250,632
Wellfleet CLO Ltd.
2020-2A, 1.19% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[4,8]	3,250,000	3,250,259
Fortress Credit Opportunities IX CLO Ltd.
2021-9A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33[4,8]	3,250,000	3,246,237
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 1.93% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33[4,8]	3,000,000	2,981,238
Diamond CLO Ltd.
2021-1A, 1.57% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/25/29[4,8]	1,500,000	1,499,712

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.2% (continued)
Collateralized Loan Obligations - 17.6% (continued)
2018-1A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[4,8]	1,000,000	$999,696
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33[4,8]	2,000,000	2,003,691
ACRES Commercial Realty Ltd.
2021-FL2, 1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37[8]	2,000,000	2,000,925
ABPCI Direct Lending Fund IX LLC
2021-9A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/18/31[4,8]	2,000,000	1,999,997
Avery Point VI CLO Ltd.
2021-6A, 1.94% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 08/05/27[4,8]	2,000,000	1,998,644
Apres Static CLO Ltd.
2020-1A, 1.82% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28[4,8]	2,000,000	1,997,272
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.42% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[4,8]	2,000,000	1,996,100
FS Rialto
2021-FL3, 2.16% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36[4,8]	2,000,000	1,995,284
BRSP Ltd.
2021-FL1, 2.25% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 08/19/38[4,8]	2,000,000	1,994,086
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A, 1.87% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33[4,8]	2,000,000	1,992,885
Magnetite Xxix Ltd.
2021-29A, 1.77% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34[4,8]	2,000,000	1,976,418
Canyon Capital CLO Ltd.
2018-1A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/30/31[4,8]	1,900,000	1,882,315
Allegro CLO IX Ltd.
2018-3A, 1.29% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31[4,8]	1,500,000	1,500,020
OCP CLO Ltd.
2020-4A, 1.57% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29[4,8]	1,500,000	1,496,882
Golub Capital Partners CLO 54M L.P
2021-54A, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 08/05/33[4,8]	1,500,000	1,486,973
STWD Ltd.
2019-FL1, 2.46% (30 Day Average U.S. Secured Overnight Financing Rate + 2.46%, Rate Floor: 2.35%) due 07/15/38[4,8]	1,459,000	1,455,206
Shackleton CLO Ltd.
2018-6RA, 1.14% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[4,8]	1,431,960	1,432,202
Denali Capital CLO XI Ltd.
2018-1A, 1.26% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[4,8]	1,404,474	1,404,483
Marathon CLO V Ltd.
2017-5A, 1.61% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[4,8]	1,000,000	999,251
2017-5A, 1.03% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[4,8]	311,900	311,754
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.53% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33[4,8]	1,250,000	1,249,998

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.2% (continued)
Collateralized Loan Obligations - 17.6% (continued)
Voya CLO Ltd.
2020-1A, 1.18% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31[4,8]	1,250,000	$1,246,860
Owl Rock CLO I Ltd.
2019-1A, 1.96% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31[4,8]	1,000,000	1,000,558
Northwoods Capital XII-B Ltd.
2018-12BA, 2.05% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31[4,8]	1,000,000	1,000,164
BSPRT Issuer Ltd.
2021-FL7, 2.40% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38[8]	1,000,000	999,999
KREF
2021-FL2, 2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39[4,8]	1,000,000	995,087
Owl Rock CLO II Ltd.
2021-2A, 1.68% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33[4,8]	1,000,000	994,885
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.40% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[4,8]	989,329	982,113
GPMT Ltd.
2019-FL2, 1.40% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[8]	929,558	929,016
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[4,10]	1,000,000	840,504
ACRE Commercial Mortgage Ltd.
2021-FL4, 2.70% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 12/18/37[4,8]	773,000	770,848
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.77% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[4,8]	750,000	750,116
Newfleet CLO Ltd.
2018-1A, 1.08% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[4,8]	715,253	714,884
KVK CLO Ltd.
2018-1A, 1.09% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.00%) due 05/20/29[4,8]	430,291	429,945
2017-1A, 1.03% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[4,8]	235,638	235,638
Treman Park CLO Ltd.
2015-1A, due 10/20/28[4,10]	500,000	401,523
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.02% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[4,8]	222,018	222,003
TCP Waterman CLO Ltd.
2016-1A, 2.25% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/28[4,8]	165,794	165,793
Babson CLO Ltd.
2014-IA, due 07/20/25[4,10]	650,000	69,680
Wind River CLO Ltd.
2017-2A, 0.99% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[4,8]	65,432	65,428
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,10]	700,000	140
Total Collateralized Loan Obligations		293,302,686
Whole Business - 2.0%
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[4]	6,737,500	7,050,551
2021-1A, 3.15% due 04/25/51[4]	995,000	1,016,985
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	6,665,625	6,798,904
DB Master Finance LLC
2019-1A, 4.35% due 05/20/49[4]	3,665,625	3,923,230
2021-1A, 2.79% due 11/20/51[4]	2,000,000	1,994,944

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.2% (continued)
Whole Business - 2.0% (continued)
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	3,581,250	$3,736,508
2021-1A, 2.29% due 08/25/51[4]	1,430,000	1,413,584
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[4]	3,970,000	3,931,848
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]	1,990,000	1,955,462
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[4]	1,346,880	1,395,411
Total Whole Business		33,217,427
Transport-Aircraft - 2.0%
AASET Trust
2021-1A, 2.95% due 11/16/41[4]	4,667,051	4,573,763
2020-1A, 3.35% due 01/16/40[4]	1,589,669	1,491,697
2017-1A, 3.97% due 05/16/42[4]	336,732	303,636
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]	4,570,385	4,621,761
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	3,234,707	3,088,405
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[4]	2,984,375	2,973,002
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[4]	2,459,816	2,445,769
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[4]	2,370,772	2,319,401
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	2,232,945	2,194,059
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	1,606,106	1,565,630
2017-1, 4.58% due 02/15/42[4]	322,581	319,093
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	1,931,578	1,875,369
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	1,668,744	1,634,207
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	1,589,649	1,429,374
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	1,064,765	1,042,914
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	885,172	863,131
Raspro Trust
2005-1A, 1.06% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[4,8]	251,293	250,989
Total Transport-Aircraft		32,992,200
Financial - 1.6%
Station Place Securitization Trust
2021-3, 1.00% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/22†††,4,8	7,000,000	7,000,000
2021-SP1, 1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22†††,4,8	2,000,000	2,000,000
2021-WL1, 1.15% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 01/26/54†††,4,8	333,333	333,334
2021-WL1, 1.35% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/26/54†††,4,8	333,333	333,333
2021-WL1, 0.95% (1 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 01/26/54†††,4,8	333,333	333,333
2021-WL2, 2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 03/25/54†††,4,8	250,000	250,000
2021-WL1, 2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/26/54†††,4,8	155,556	155,556
2021-WL2, 1.35% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 03/25/54†††,4,8	150,000	150,000

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

		Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.2% (continued)
Financial - 1.6% (continued)
Strategic Partners Fund VIII LP
3.09% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/10/25†††,8		3,500,000	$3,500,358
2.59% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/10/25†††,8		1,300,000	1,300,055
Madison Avenue Secured Funding Trust Series
2021-1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23[4,8]		4,250,000	4,250,000
HarbourVest Structured Solutions IV Holdings, LP
2.58% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26†††,8		1,831,749	1,831,860
2.45% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26†††,8	EUR	1,000,000	1,144,957
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24†††,8	EUR	2,148,824	2,445,213
KKR Core Holding Company LLC
4.00% due 08/12/31†††		1,050,000	1,028,348
Nassau LLC
2019-1, 3.98% due 08/15/34[4]		1,017,433	1,028,166
Total Financial			27,084,513
Net Lease - 1.2%
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[4]		2,243,437	2,383,131
2020-1A, 4.95% due 02/15/50[4]		1,500,000	1,546,582
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[4]		3,570,000	3,474,530
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[4]		2,713,434	2,713,798
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]		2,612,757	2,700,785
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[4]		2,500,000	2,455,270
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[4]		1,246,354	1,278,899
2021-1A, 2.76% due 08/15/51[4]		1,000,000	988,203
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[4]		844,102	841,004
2020-1, 2.28% due 07/15/60[4]		690,378	689,625
STORE Master Funding LLC
2014-1A, 5.00% due 04/20/44[4]		1,443,125	1,465,908
Total Net Lease			20,537,735
Collateralized Debt Obligations - 1.0%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[4]		7,250,000	7,250,434
2021-4A, 3.12% due 04/27/39[4]		2,000,000	1,995,354
Anchorage Credit Funding Ltd.
2021-13A, 2.88% due 07/27/39[4]		2,500,000	2,500,360
2021-13A, 3.15% due 07/27/39[4]		2,000,000	1,997,219
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[4]		3,750,000	3,749,813
Total Collateralized Debt Obligations			17,493,180
Transport-Container - 0.5%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[4]		4,011,321	4,020,817
MC Ltd.
2021-1, 2.63% due 11/05/35[4]		4,000,000	4,013,972
Total Transport-Container			8,034,789
Insurance - 0.1%
JGWPT XXV LLC
2012-1A, 4.21% due 02/16/65[4]		1,722,856	1,916,447
Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		1,000,000	1,034,648

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.2% (continued)
Single Family Residence - 0.1%
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[4]	1,000,000	$995,612
Total Asset-Backed Securities
(Cost $437,331,222)		436,609,237

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.8%
Government Agency - 5.3%
Fannie Mae
2.81% due 05/01/51	8,250,000	8,731,300
2.17% due 03/01/51	8,347,000	8,051,053
2.24% due 01/01/51	5,888,164	5,724,763
2.00% due 09/01/50	5,034,846	4,808,010
2.36% due 08/01/50	4,500,000	4,465,162
2.78% due 05/01/51	2,727,101	2,912,077
2.20% due 11/01/27	2,556,910	2,623,129
2.59% due 06/01/51	2,478,637	2,579,166
4.17% due 02/01/49	2,000,000	2,403,616
3.09% due 10/01/29	2,000,000	2,168,334
2.81% due 09/01/39	2,000,000	2,093,298
2.32% due 02/01/51	2,071,502	2,040,470
2.40% due 03/01/40	2,000,000	1,989,455
2.11% due 10/01/50	1,859,575	1,794,318
2.27% due 02/01/51	1,725,894	1,699,944
2.06% due 09/01/36	1,600,000	1,565,857
2.39% due 02/01/51	1,436,930	1,459,068
1.88% due 01/01/36	1,310,000	1,266,564
2.58% due 10/01/51	1,197,051	1,231,204
3.83% due 05/01/49	1,000,000	1,150,758
3.61% due 04/01/39	1,000,000	1,146,012
3.74% due 02/01/30	1,000,000	1,133,589
4.24% due 08/01/48	1,000,000	1,131,525
4.27% due 12/01/33	954,328	1,114,955
2.99% due 01/01/40	1,000,000	1,071,944
3.46% due 08/01/49	962,885	1,067,503
2.79% due 01/01/32	969,367	1,032,138
2.68% due 04/01/50	968,467	1,026,164
3.11% due 04/01/30	934,879	1,024,292
2.27% due 10/01/41	1,000,000	982,086
2.10% due 07/01/50	973,401	938,859
1.76% due 08/01/40	1,000,000	938,209
due 12/25/43[11,13]	1,020,821	920,646
4.07% due 05/01/49	771,681	895,009
4.37% due 10/01/48	719,451	856,592
4.25% due 05/01/48	635,403	672,227
3.94% due 10/01/36	333,597	385,336
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,894,675	3,877,629
2.00% due 11/25/59	1,521,037	1,518,109
Fannie Mae-Aces
1.48% (WAC) due 03/25/35[8,9]	25,274,744	3,112,286
Freddie Mac
1.98% due 05/01/50	1,377,438	1,296,922
4.00% due 01/15/46	592,735	599,730
FARM Mortgage Trust
2.18% (WAC) due 01/25/51†††,4,8	983,489	980,707
Total Government Agency		88,480,015
Commercial Mortgage-Backed Securities - 3.0%
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	7,792,638
2020-GC45, 0.67% (WAC) due 02/13/53[8,9]	18,954,107	840,073
2019-GC42, 0.81% (WAC) due 09/01/52[8,9]	14,915,011	775,689
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP3, 3.45% (WAC) due 08/15/49[8]	4,000,000	3,984,043

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.8% (continued)
Commercial Mortgage-Backed Securities - 3.0% (continued)
2021-NYAH, 1.95% (1 Month USD LIBOR + 1.84%, Rate Floor: 1.84%) due 06/15/38[4,8]	4,000,000	$3,977,494
DBGS Mortgage Trust
2018-C1, 4.63% (WAC) due 10/15/51[8]	7,000,000	7,836,716
CD Mortgage Trust
2017-CD4, 3.95% (WAC) due 05/10/50[8]	4,750,000	5,051,355
2016-CD1, 1.39% (WAC) due 08/10/49[8,9]	2,261,085	114,566
BX Commercial Mortgage Trust
2021-VOLT, 2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36[4,8]	3,450,000	3,419,536
KKR Industrial Portfolio Trust
2021-KDIP, 1.36% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 12/15/37[4,8]	3,450,000	3,408,911
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37[4,8]	1,000,000	1,004,638
2020-DUNE, 1.46% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36[4,8]	1,000,000	998,576
Life Mortgage Trust
2021-BMR, 1.51% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 03/15/38[4,8]	2,000,000	1,979,920
Benchmark Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62[8,9]	19,841,126	870,176
2018-B6, 0.41% (WAC) due 10/10/51[8,9]	29,493,735	597,307
COMM Mortgage Trust
2015-CR24, 0.75% (WAC) due 08/10/48[8,9]	43,465,661	1,019,205
2015-CR26, 0.92% (WAC) due 10/10/48[8,9]	8,899,926	256,402
Citigroup Commercial Mortgage Trust
2019-GC43, 0.63% (WAC) due 11/10/52[8,9]	19,928,527	833,957
2016-GC37, 1.69% (WAC) due 04/10/49[8,9]	3,218,434	187,603
2016-C2, 1.74% (WAC) due 08/10/49[8,9]	2,392,314	154,678
2016-P5, 1.39% (WAC) due 10/10/49[8,9]	1,610,802	89,511
Extended Stay America Trust
2021-ESH, 2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38[4,8]	1,094,307	1,094,306
CSAIL Commercial Mortgage Trust
2019-C15, 1.04% (WAC) due 03/15/52[8,9]	12,186,480	701,615
SG Commercial Mortgage Securities Trust
2016-C5, 1.90% (WAC) due 10/10/48[8,9]	8,889,386	526,311
UBS Commercial Mortgage Trust
2017-C2, 1.05% (WAC) due 08/15/50[8,9]	10,258,079	454,216
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.55% (WAC) due 06/15/49[8,9]	7,110,631	352,330
Morgan Stanley Capital I Trust
2016-UB11, 1.50% (WAC) due 08/15/49[8,9]	6,695,979	347,961
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.43% (WAC) due 01/15/59[8,9]	3,760,255	176,043
2016-C37, 0.81% (WAC) due 12/15/49[8,9]	2,789,736	90,946
CFCRE Commercial Mortgage Trust
2016-C3, 0.99% (WAC) due 01/10/48[8,9]	5,528,293	193,067
Total Commercial Mortgage-Backed Securities		49,129,789
Residential Mortgage-Backed Securities - 1.5%
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60[4,8]	4,800,000	4,773,281
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66[4,8]	4,000,000	3,942,479
PRPM LLC
2021-RPL2, 2.93% (WAC) due 10/25/51[4,8]	2,472,000	2,458,627
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[4,8]	808,967	829,672
2019-6A, 3.50% (WAC) due 09/25/59[4,8]	623,205	644,090
2018-1A, 4.00% (WAC) due 12/25/57[4,8]	429,802	452,308

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.8% (continued)
Residential Mortgage-Backed Securities - 1.5% (continued)
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50[4,8]	924,890	$928,650
2020-1, 2.41% (WAC) due 02/25/50[4,8]	924,890	928,466
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[4,8]	1,211,071	1,246,379
2020-NQM1, 1.72% due 05/25/65[4,12]	399,778	396,375
Verus Securitization Trust
2019-4, 2.85% due 11/25/59[4,12]	1,289,378	1,301,647
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	1,250,000	1,240,293
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[9]	7,000,795	1,147,664
BRAVO Residential Funding Trust
2021-HE1, 1.55% (30 Day Average U.S. Secured Overnight Financing Rate + 1.50%, Rate Floor: 0.00%) due 01/25/70[4,8]	1,000,000	997,865
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 0.40% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36[8]	1,530,254	851,804
Angel Oak Mortgage Trust
2020-1, 2.77% (WAC) due 12/25/59[4,8]	713,368	712,920
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56[4,8]	700,000	667,026
RALI Series Trust
2006-QO2, 0.54% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46[8]	1,526,626	414,317
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60[4,8]	408,869	408,792
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.79% (WAC) due 09/27/60[4,8]	396,075	391,494
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.92% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[8]	281,998	244,447
MASTR Adjustable Rate Mortgages Trust
2003-5, 1.38% (WAC) due 11/25/33[8]	247,712	235,838
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	56,749	57,284
Total Residential Mortgage-Backed Securities		25,271,718
Military Housing - 1.0%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55†††,4,8	7,022,694	8,304,464
2015-R1, 4.44% (WAC) due 11/25/52†††,4,8	2,886,700	3,278,866
2015-R1, 0.70% (WAC) due 11/25/55†††,4,8,9	10,278,247	787,268
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,4	2,293,606	2,476,697
2007-ROBS, 6.06% due 10/10/52†††,4	460,331	507,137
2007-AETC, 5.75% due 02/10/52†††,4	271,462	297,270
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,4	1,447,692	1,725,915
Total Military Housing		17,377,617
Total Collateralized Mortgage Obligations
(Cost $180,883,487)		180,259,139

U.S. GOVERNMENT SECURITIES†† - 9.1%
U.S. Treasury Notes
1.38% due 11/15/31	111,822,000	110,406,753
0.75% due 03/31/26	6,000,000	5,886,094
U.S. Treasury Bonds
1.88% due 11/15/51	20,000,000	19,937,500
2.00% due 08/15/51	15,000,000	15,290,625
Total U.S. Government Securities
(Cost $151,404,034)		151,520,972

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 3.5%
Industrial - 1.1%
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		8,450,000	$8,898,949
Standard Industries, Inc.
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28		2,561,000	2,562,076
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27		1,700,000	1,795,625
Berry Global, Inc.
1.86% (2 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26		1,429,766	1,419,400
Air Canada
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		1,350,000	1,344,451
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25		1,039,258	1,034,062
Service Logic Acquisition, Inc.
4.75% (2 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27†††		781,836	778,904
Total Industrial			17,833,467
Consumer, Cyclical - 0.8%
Murphy Oil USA, Inc.
2.25% (1 Month USD LIBOR + 1.75%, Rate Floor: 2.25%) due 01/31/28		7,960,000	7,956,657
Amaya Holdings BV
2.50% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR	4,000,000	4,523,361
Stars Group (Amaya)
2.47% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26		997,500	993,280
Hilton Worldwide Finance LLC
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/22/26		383,663	380,183
Total Consumer, Cyclical			13,853,481
Consumer, Non-cyclical - 0.4%
Packaging Coordinators Midco, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27		2,238,750	2,236,892
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		1,489,657	1,491,519
HCRX Investments HoldCo, LP
due 07/15/28†††		1,250,000	1,242,188
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27		1,144,897	1,142,035
Elanco Animal Health, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27		385,360	379,941
Total Consumer, Non-cyclical			6,492,575
Technology - 0.3%
Datix Bidco Ltd.
4.96% (6 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	2,900,000	3,903,286
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27		1,592,000	1,588,020
Total Technology			5,491,306
Basic Materials - 0.3%
Univar Netherlands Holding BV
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/03/28		4,203,875	4,188,111

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 3.5% (continued)
Financial - 0.2%
Walker & Dunlop, Inc.
2.75% (3 Month USD SOFR + 2.25%, Rate Floor: 2.75%) due 10/15/28	2,000,000	$1,995,000
Nexus Buyer LLC
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	888,665	883,742
Cross Financial Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27	794,010	797,646
Alliant Holdings Intermediate LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	492,347	487,030
Total Financial		4,163,418
Utilities - 0.2%
Hamilton Projects Acquiror LLC
6.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27	3,068,922	3,064,442
Energy - 0.2%
Buckeye Partners LP
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/01/26	1,496,222	1,489,594
Venture Global Calcasieu Pass LLC
2.48% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	636,062	629,701
DT Midstream, Inc.
2.50% ((3 Month USD LIBOR + 2.00%) and (6 Month USD LIBOR + 2.00%), Rate Floor: 2.50%) due 06/26/28	498,750	499,453
Total Energy		2,618,748
Communications - 0.0%
Radiate Holdco LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26	164,383	163,715
Total Senior Floating Rate Interests
(Cost $57,799,422)		57,869,263

FEDERAL AGENCY BONDS†† - 3.2%
Fannie Mae Principal Strips
due 07/15/37[11,13]	12,750,000	9,048,293
due 08/06/38[13]	250,000	171,904
Tennessee Valley Authority Principal Strips
due 06/15/38[11,13]	9,400,000	6,266,651
due 01/15/48[11,13]	9,700,000	4,887,830
due 01/15/38[13]	4,000,000	2,702,736
due 06/15/35[11,13]	1,583,000	1,162,506
due 12/15/42[11,13]	1,600,000	933,197
Freddie Mac Principal Strips
due 07/15/32[13]	10,550,000	8,654,809
Federal Farm Credit Bank
3.51% due 06/11/40	3,300,000	3,923,637
2.43% due 01/29/37	3,000,000	3,134,484
2.70% due 01/30/45	1,053,000	1,116,391
2.88% due 10/01/40	350,000	382,629
Tennessee Valley Authority
4.25% due 09/15/65	2,450,000	3,575,116
5.38% due 04/01/56	600,000	987,480
due 01/15/28[13]	150,000	136,404
United States International Development Finance Corp.
1.63% due 11/20/37	4,000,000	3,855,973
Freddie Mac
due 01/02/34[13]	1,850,000	1,457,301
due 09/15/36[13]	300,000	218,119
due 11/15/38[13]	250,000	169,704
U.S. International Development Finance Corp.
due 01/17/26[13]	800,000	865,760
1.79% due 10/15/29	536,224	542,863
Total Federal Agency Bonds
(Cost $50,483,056)		54,193,787

MUNICIPAL BONDS†† - 1.2%
Texas - 0.4%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40	2,100,000	2,190,025
2.78% due 09/01/34	700,000	728,270
2.69% due 09/01/33	500,000	520,263
2.57% due 09/01/32	475,000	492,118
2.41% due 09/01/31	450,000	462,395
2.08% due 09/01/28	300,000	303,663
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,500,000	1,510,813
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,000,000	1,022,651
Total Texas		7,230,198
New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	2,700,000	2,861,512
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51	2,500,000	2,486,422

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

		Face Amount~	Value
MUNICIPAL BONDS†† - 1.2% (continued)
New York - 0.3% (continued)
New York Power Authority Revenue Bonds
2.82% due 11/15/39		1,000,000	$1,020,174
Total New York			6,368,108
California - 0.1%
California Statewide Communities Development Authority Revenue Bonds
2.68% due 02/01/39		1,200,000	1,192,202
Cypress School District General Obligation Unlimited
due 08/01/48[13]		1,000,000	428,543
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/46[13]		750,000	318,758
Total California			1,939,503
Idaho - 0.1%
Boise State University Revenue Bonds
3.06% due 04/01/40		1,150,000	1,186,989
Ohio - 0.1%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50		1,000,000	1,013,647
Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41		1,000,000	1,000,515
Alabama - 0.1%
Auburn University Revenue Bonds
2.68% due 06/01/50		1,000,000	983,010
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		500,000	604,900
Cook County School District No. 155 Calumet City General Obligation Unlimited
5.30% due 12/01/22		5,000	5,168
Total Illinois			610,068
Total Municipal Bonds
(Cost $19,803,457)			20,332,038

SENIOR FIXED RATE INTERESTS††† - 0.2%
Industrial - 0.2%
CTL Logistics
2.65% due 10/10/42		3,642,781	3,496,797
Total Senior Fixed Rate Interests
(Cost $3,642,781)			3,496,797

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 04/16/50		1,450,000	1,597,190
Bermuda Government International Bond
3.38% due 08/20/50[4]		500,000	499,375
Total Foreign Government Debt
(Cost $2,126,416)			2,096,565

	Contracts/Notional Value
OTC OPTIONS PURCHASED†† - 0.1%
Call Options on:
Interest Rate Options
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	455,200,000	883,088
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	120,600,000	131,454
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	55,700,000	108,058
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	47,400,000	51,666
Total OTC Options Purchased
(Cost $1,600,463)			1,174,266
Total Investments - 101.8%
(Cost $1,672,193,006)			$1,698,242,860

LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $24,804)		9	(1,575)
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $24,804)		9	(2,003)
Total Listed Options Written
(Premiums received $18,995)			(3,578)
Other Assets & Liabilities, net - (1.8)%			(30,097,975)
Total Net Assets - 100.0%			$1,668,141,307

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Goldman Sachs International	EUR	Sell	2,156,000	2,456,087 USD	03/31/22	$(2,968)
Morgan Stanley Capital Services LLC	EUR	Sell	6,013,000	6,776,801 USD	01/14/22	(70,055)
JPMorgan Chase Bank, N.A.	GBP	Sell	2,903,000	3,839,787 USD	01/14/22	(86,034)
						$(159,057)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	All or a portion of this security is pledged as collateral for open call options written contracts at December 31, 2021.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $732,058,959 (cost $727,767,430), or 43.9% of total net assets.
[5]	Rate indicated is the 7-day yield as of December 31, 2021.
[6]	Perpetual maturity.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,088,979 (cost $978,164), or 0.1% of total net assets — See Note 6.
[8]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[9]	Security is an interest-only strip.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]	Security is a principal-only strip.
[12]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2021. See table below for additional step information for each security.
[13]	Zero coupon rate security.

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

SARL — Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$19,293,980	$—	$—	*	$19,293,980
Preferred Stocks	—	84,944,968	—	*	84,944,968
Warrants	238,805	—	—		238,805
Closed-End Funds	3,441,916	—	—		3,441,916
Money Market Fund	3,630,898	—	—		3,630,898
Corporate Bonds	—	645,255,119	33,885,110		679,140,229
Asset-Backed Securities	—	405,184,415	31,424,822		436,609,237
Collateralized Mortgage Obligations	—	161,900,815	18,358,324		180,259,139
U.S. Government Securities	—	151,520,972	—		151,520,972
Senior Floating Rate Interests	—	51,315,184	6,554,079		57,869,263
Federal Agency Bonds	—	54,193,787	—		54,193,787
Municipal Bonds	—	20,332,038	—		20,332,038
Senior Fixed Rate Interests	—	—	3,496,797		3,496,797
Foreign Government Debt	—	2,096,565	—		2,096,565
Options Purchased	—	1,174,266	—		1,174,266
Total Assets	$26,605,599	$1,577,918,129	$93,719,132		$1,698,242,860

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$3,578	$—	$—	$3,578
Forward Foreign Currency Exchange Contracts**	—	159,057	—	159,057
Unfunded Loan Commitments (Note 5)	—	—	16,615	16,615
Total Liabilities	$3,578	$159,057	$16,615	$179,250

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $118,273,819 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$26,042,140	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	3,301,926	Option Adjusted Spread off the prior month end broker quote	Trade Price	—	—
Asset-Backed Securities	2,062,996	Yield Analysis	Yield	2.8%-4.1%	3.4%
Asset-Backed Securities	17,760	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	15,651,702	Option Adjusted Spread off the prior month end broker quote	Vendor Price	—	—
Collateralized Mortgage Obligations	2,706,622	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	23,470,620	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	6,677,406	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	3,737,084	Yield Analysis	Yield	1.3%	—
Senior Fixed Rate Interests	3,496,797	Yield Analysis	Yield	2.7%	—
Senior Floating Rate Interests	3,903,286	Yield Analysis	Yield	4.9%	3.9%
Senior Floating Rate Interests	1,871,889	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	778,904	Third Party Pricing	Broker Quote	—	—
Total Assets	$93,719,132
Liabilities:
Unfunded Loan Commitments	$16,615	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2021, the Fund had securities with a total value of $27,259,519 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $310,145 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2021:

	Assets						Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$43,311,905	$-	$34,387,505	$1,062,752	$3,543,333	$82,305,495	$(33,278)
Purchases/(Receipts)	3,300,000	-	-	203,685	-	$3,503,685	-
(Sales, maturities and paydowns)/Fundings	(18,132,613)	-	(86,977)	(381,499)	-	$(18,601,089)	19,128
Amortization of premiums/discounts	22,081	-	1,041	3,019	-	$26,141	-
Total realized gains (losses) included in earnings	1,057	-	-	26,909	-	$27,966	-
Total change in unrealized appreciation (depreciation) included in earnings	(54,425)	-	(416,459)	24,980	(46,536)	$(492,440)	(2,465)
Transfers into Level 3	2,976,817	18,358,324	-	5,924,378	-	$27,259,519	-
Transfers out of Level 3	-	-	-	(310,145)	-	$(310,145)	-
Ending Balance	$31,424,822	$18,358,324	$33,885,110	$6,554,079	$3,496,797	$93,719,132	$(16,615)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2021	$(54,425)	$-	$(416,459)	$25,836	$(46,536)	$(491,583)	$(2,465)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
CSMC Trust 2020-NQM1, 1.72% due 05/25/65	2.72%	09/26/24
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
MUTUAL FUNDS† - 89.2%
Guggenheim High Yield Fund — R6-Class[1]	201,249	$2,195,630
Guggenheim RBP Large-Cap Market Fund — Institutional Class*,1	135,254	1,754,243
Guggenheim RBP Dividend Fund — Institutional Class[1]	65,848	886,969
Guggenheim Core Bond Fund — Institutional Class[1]	44,428	873,017
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	34,780	871,926
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	11,075	457,617
Guggenheim World Equity Income Fund — Institutional Class[1]	28,371	442,878
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	43,743	433,932
Total Mutual Funds
(Cost $7,500,840)		7,916,212

CLOSED-END FUNDS† - 8.7%
Eaton Vance Tax-Advantaged Dividend Income Fund	797	23,743
Cohen & Steers REIT and Preferred and Income Fund, Inc.	815	23,325
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,370	22,934
John Hancock Investors Trust	1,178	22,794
John Hancock Premium Dividend Fund	1,350	22,559
Royce Value Trust, Inc.	1,150	22,528
Eaton Vance Enhanced Equity Income Fund II	908	22,328
Western Asset Premier Bond Fund	1,550	22,212
Invesco High Income Trust II	1,525	21,899
PIMCO Dynamic Income Fund	845	21,894
John Hancock Preferred Income Fund	1,050	21,788
Neuberger Berman High Yield Strategies Fund, Inc.	1,738	21,603
PIMCO High Income Fund	3,500	21,525
Eaton Vance Tax-Managed Buy-Write Income Fund	1,250	21,400
BlackRock Enhanced Equity Dividend Trust	2,100	21,168
Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,200	20,988
PGIM High Yield Bond Fund, Inc.	1,300	20,865
First Trust Energy Income and Growth Fund	1,500	20,730
Western Asset High Income Fund II, Inc.	2,848	20,391
Calamos Convertible Opportunities and Income Fund	1,344	20,308
Ares Dynamic Credit Allocation Fund, Inc.	1,239	20,233
Virtus AllianzGI Diversified Income & Convertible Fund	604	19,479
Pioneer High Income Fund, Inc.	2,000	19,400
DoubleLine Income Solutions Fund	1,200	19,344
Reaves Utility Income Fund	550	19,316
Western Asset Mortgage Opportunity Fund, Inc.	1,250	19,013
ClearBridge MLP & Midstream Total Return Fund, Inc.	800	18,960
KKR Income Opportunities Fund	1,100	18,612
BlackRock Limited Duration Income Trust	1,100	18,535
Delaware Ivy High Income Opportunities Fund	1,308	18,220
Voya Infrastructure Industrials and Materials Fund	1,500	18,120
BlackRock Credit Allocation Income Trust	1,200	18,060
Western Asset Emerging Markets Debt Fund, Inc.	1,400	17,920
John Hancock Income Securities Trust	1,150	17,721
Apollo Senior Floating Rate Fund, Inc.	1,100	17,721
Blackstone Strategic Credit Fund	1,300	17,537
Eaton Vance Limited Duration Income Fund	1,300	17,030
PIMCO Dynamic Income Opportunities Fund	850	16,626
Total Closed-End Funds
(Cost $640,595)		768,829

MONEY MARKET FUND† - 1.8%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	163,534	163,534
Total Money Market Fund
(Cost $163,534)		163,534
Total Investments - 99.7%
(Cost $8,304,969)		$8,848,575
Other Assets & Liabilities, net - 0.3%		24,518
Total Net Assets - 100.0%		$8,873,093

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2021.

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$7,916,212	$—	$—	$7,916,212
Closed-End Funds	768,829	—	—	768,829
Money Market Fund	163,534	—	—	163,534
Total Assets	$8,848,575	$—	$—	$8,848,575

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6-Class	$766,388	$106,874	$–	$–	$(1,336)	$871,926	34,780	$6,636	$–
Guggenheim High Yield Fund — R6-Class	1,918,674	287,536	–	–	(10,580)	2,195,630	201,249	23,412	–
Guggenheim Core Bond Fund — Institutional Class	766,128	123,134	–	–	(16,245)	873,017	44,428	4,966	11,172
Guggenheim RBP Dividend Fund — Institutional Class	700,580	255,175	(30,417)	1,715	(40,084)	886,969	65,848	2,443	125,470
Guggenheim RBP Large-Cap Market Fund — Institutional Class*	1,348,962	648,647	(104,148)	7,712	(146,930)	1,754,243	135,254	–	317,345
Guggenheim Risk Managed Real Estate Fund — Institutional Class	360,541	75,829	(21,783)	1,466	41,564	457,617	11,075	1,615	18,256
Guggenheim Ultra Short Duration Fund — Institutional Class	382,840	53,118	–	–	(2,026)	433,932	43,743	911	–
Guggenheim World Equity Income Fund — Institutional Class	378,399	131,738	–	–	(67,259)	442,878	28,371	2,109	93,852
	$6,622,512	$1,682,051	$(156,348)	$10,893	$(242,896)	$7,916,212		$42,092	$566,095

*	Non-income producing security.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS††† - 0.1%
Energy - 0.1%
Permian Production Partners LLC	401,481	$509,881
Industrial - 0.0%
BP Holdco LLC*,1	244,278	172,216
Vector Phoenix Holdings, LP*	244,278	67,177
API Heat Transfer Parent LLC*	4,994,727	499
Total Industrial		239,892
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.*,1	12,773	33,912
Chef Holdings, Inc.	94	4,517
Total Consumer, Non-cyclical		38,429
Total Common Stocks
(Cost $1,548,167)		788,202

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	618	–
Total Preferred Stocks
(Cost $493,920)		-

EXCHANGE-TRADED FUNDS† - 3.4%
SPDR Blackstone Senior Loan ETF	779,480	35,567,672
Total Exchange-Traded Funds
(Cost $35,736,254)		35,567,672

MONEY MARKET FUND† - 13.2%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.01%[2]	138,531,612	138,531,612
Total Money Market Fund
(Cost $138,531,612)		138,531,612

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,5 - 87.9%
Industrial - 24.1%
Park River Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	9,710,237	9,611,581
Arcline FM Holdings LLC
due 06/23/28	9,590,963	9,566,985
APi Group DE, Inc.
due 10/07/28	9,500,000	9,486,415
Mirion Technologies, Inc.
3.25% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 10/20/28	9,500,000	9,467,795
TransDigm, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	4,961,505	4,888,968
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	4,361,437	4,297,978
Brown Group Holding LLC
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 06/07/28	8,813,882	8,791,847
Atlantic Aviation
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 09/22/28	8,550,000	8,514,347
American Bath Group LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	8,259,741	8,214,312
Quikrete Holdings, Inc.
3.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/22/28	8,000,000	7,977,760
Beacon Roofing Supply, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/19/28	7,960,000	7,908,260
Core & Main, LP
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/27/28	7,680,750	7,626,370
BWAY Holding Co.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	7,694,566	7,584,611
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	7,465,853	7,465,853
Genesee & Wyoming, Inc.
2.22% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 12/30/26	7,405,779	7,355,197
Alliance Laundry Systems LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/08/27	7,197,750	7,194,367
Berry Global, Inc.
1.86% (2 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	7,086,938	7,035,558
Engineered Machinery Holdings, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 05/19/28	7,000,000	6,972,630
LTI Holdings, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	6,883,159	6,792,371
Titan Acquisition Ltd. (Husky)
3.35% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	6,852,540	6,730,702

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 87.9% (continued)
Industrial - 24.1% (continued)
Cushman & Wakefield US Borrower LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	6,229,808		$6,181,963
DiversiTech Holdings
due 12/14/28	6,007,143		5,995,910
Charter Next Generation, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	5,697,724		5,704,846
Clean Harbors, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/08/28	5,700,000		5,689,341
Standard Industries, Inc.
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	5,122,000		5,124,151
Duran Group Holding GMBH
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/29/24†††	EUR	3,791,039	4,272,687
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/20/24†††	EUR	736,721	830,321
Gardner Denver, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	4,949,622		4,891,167
Reynolds Group Holdings, Inc.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/05/26	4,905,450		4,873,270
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	4,614,975		4,591,900
Pro Mach Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	3,908,380		3,918,151
DG Investment Intermediate Holdings 2, Inc.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 03/31/28	3,890,379		3,885,516
Hillman Group, Inc.
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/14/28	3,700,000		3,681,500
Berlin Packaging LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 03/13/28	3,450,000		3,443,100
TricorBraun Holdings, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	3,334,260		3,307,386
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	2,800,000		2,948,764
Savage Enterprises LLC
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 09/15/28	2,942,625		2,936,652
Filtration Group Corp.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 10/21/28	2,900,000		2,893,359
PECF USS Intermediate Holding III Corp.
due 11/04/28	2,848,000		2,849,025
Ravago Holdings America, Inc.
2.72% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/04/28	2,828,625		2,803,875
United Airlines, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	2,355,822		2,359,026
USIC Holding, Inc.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/12/28	2,344,125		2,338,687
Air Canada
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	2,200,000		2,190,958
Osmose Utility Services, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 06/23/28	2,044,875		2,031,583
TK Elevator Midco GmbH
4.00% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	1,881,071		1,880,808
Ring Container Technologies Group LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 08/12/28	1,750,000		1,751,750
YAK MAT (YAK ACCESS LLC)
10.21% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	2,550,000		1,657,500
API Heat Transfer
12.00% (in-kind rate was 12.00%) due 01/01/24†††,3	3,333,560		1,083,407
12.00% (in-kind rate was 12.00%) due 10/02/23†††,3	612,981		429,087
Madison Safety & Flow LLC
due 12/13/28	1,500,000		1,498,590

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 87.9% (continued)
Industrial - 24.1% (continued)
TAMKO Building Products, Inc.
3.12% ((1 Month USD LIBOR + 3.00%) and (2 Month USD LIBOR + 3.00%), Rate Floor: 3.00%) due 05/29/26	1,187,848		$1,179,438
Total Industrial			252,707,625
Consumer, Non-cyclical - 15.9%
VC GB Holdings I Corp.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/21/28	9,750,000		9,661,665
Electron BidCo, Inc.
3.75% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 11/01/28	9,500,000		9,467,795
National Mentor Holdings, Inc.
4.50% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	9,186,340		9,076,655
Triton Water Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	7,980,000		7,885,676
Medical Solutions Parent Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/01/28	7,812,000		7,795,282
Hayward Industries, Inc.
3.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 05/30/28	7,761,000		7,720,565
Bombardier Recreational Products, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	7,438,682		7,339,896
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	7,394,125		7,160,766
Elanco Animal Health, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	7,251,046		7,149,097
Froneri US, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	6,796,500		6,699,990
Aramark Services, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25	6,400,000		6,313,984
Grifols Worldwide Operations USA, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	6,030,304		5,939,850
Recess Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	5,564,652		5,524,642
Phoenix Newco, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/15/28	5,000,000		4,997,750
DaVita, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/12/26	4,937,028		4,907,949
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	4,783,557		4,789,537
Cidron New Bidco Ltd.
3.00% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 04/16/25	EUR	4,125,000	4,638,324
IQVIA Holdings, Inc.
1.97% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/11/25	4,521,422		4,501,347
Weber-Stephen Products LLC
4.00% ((1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%), Rate Floor: 4.00%) due 10/30/27	4,110,296		4,113,708
Avantor Funding, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 11/08/27	3,790,500		3,785,762
Sigma Holding BV (Flora Food)
3.50% ((1 Month EURIBOR + 3.50%) and (6 Month EURIBOR + 3.50%), Rate Floor: 3.50%) due 07/02/25	EUR	3,000,000	3,309,290
Icon Luxembourg SARL
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	3,219,275		3,217,923
Aveanna Healthcare LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/17/28	3,164,151		3,144,945
Catalent Pharma Solutions, Inc.
2.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 02/22/28	3,084,461		3,085,232

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 87.9% (continued)
Consumer, Non-cyclical - 15.9% (continued)
CHG PPC Parent LLC
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 11/16/28	3,050,000		$3,034,750
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	2,828,625		2,817,141
Agiliti
due 01/04/26	2,700,000		2,679,750
Pearl Intermediate Parent LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	2,550,000		2,546,812
MajorDrive Holdings IV LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/01/28	2,344,125		2,341,195
Arctic Glacier Group Holdings, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,272,564		2,138,233
Osmosis Holdings Australia II Pty Ltd.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 07/31/28	2,050,000		2,051,455
Cambrex Corp.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 12/04/26	1,881,000		1,880,210
Endo Luxembourg Finance Company I SARL
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28	1,905,600		1,849,385
HCRX Investments HoldCo, LP
due 07/15/28†††	1,450,000		1,440,938
Valeant Pharmaceuticals International, Inc.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/02/25	1,405,828		1,398,447
Upstream Newco, Inc.
4.35% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 11/20/26	746,250		746,250
Total Consumer, Non-cyclical			167,152,196
Consumer, Cyclical - 11.0%
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	9,081,774		9,015,931
AlixPartners, LLP
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 02/04/28	8,907,563		8,866,232
First Brands Group LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	8,360,500		8,385,582
Stars Group (Amaya)
2.47% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	7,630,875		7,598,596
IBC Capital Ltd.
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	7,127,343		7,061,415
Zephyr Bidco Ltd.
4.93% (1 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	5,265,000	7,028,164
Power Solutions (Panther)
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	6,867,314		6,820,960
Alterra Mountain Co.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/17/28	6,673,889		6,657,205
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	6,334,125		6,338,115
BrightView Landscapes LLC
3.50% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 08/15/25	4,937,209		4,908,425
Burlington Stores, Inc.
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/24/28	4,726,250		4,694,726
EG Finco Ltd.
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	EUR	3,324,277	3,766,984
4.22% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	771,593		767,843
PCI Gaming Authority, Inc.
2.50% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/29/26	4,257,140		4,235,173
CNT Holdings I Corp.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/08/27	3,781,000		3,780,319
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 09/29/28	3,050,000		3,046,950

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 87.9% (continued)
Consumer, Cyclical - 11.0% (continued)
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	2,992,500		$2,992,500
1011778 BC Unlimited Liability Co.
due 11/19/26	3,000,000		2,955,000
WIRB - Copernicus Group, Inc.
5.00% (2 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27	2,903,561		2,902,660
Truck Hero, Inc.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 01/31/28	2,828,625		2,810,296
Seren BidCo AB
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/16/28	2,200,000		2,192,432
Alexander Mann
5.17% (6 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	1,540,000	1,994,992
Entain Holdings (Gibraltar) Limited
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 03/29/27	1,890,500		1,883,883
WW International, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28	1,653,750		1,635,145
American Trailer World Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/03/28	1,592,000		1,584,327
Rent-A-Center, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	1,389,500		1,385,165
SHO Holding I Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/27/24†††	563,114		532,142
6.23% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24†††	9,357		8,843
Total Consumer, Cyclical			115,850,005
Technology - 10.9%
Wrench Group LLC
4.22% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26	9,512,609		9,488,828
Informatica LLC
2.88% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/27/28	9,500,000		9,457,630
Ascend Learning LLC
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/18/28	9,100,000		9,079,161
Emerald TopCo, Inc. (Press Ganey)
3.63% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	8,572,621		8,527,100
WEX, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/31/28	7,741,500		7,693,116
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	7,691,253		7,688,484
RealPage, Inc.
due 04/24/28	7,100,000		7,074,511
Conair Holdings LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28	6,733,125		6,729,489
Boxer Parent Co., Inc.
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	6,101,110		6,058,402
CCC Intelligent Solutions, Inc.
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/21/28	6,000,000		5,990,640
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	5,870,434		5,840,142
Verscend Holding Corp.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/27/25	4,368,050		4,362,590
Epicor Software
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 07/30/27	3,740,554		3,735,392
Sabre GLBL, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	2,274,394		2,218,671
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/17/27	1,393,000		1,373,846
Project Ruby Ultimate Parent Corp.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	3,473,750		3,467,949
Polaris Newco LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	3,350,000		3,346,851

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 87.9% (continued)
Technology - 10.9% (continued)
Taxware Holdings (Sovos Compliance LLC)
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28	3,240,411	$3,246,503
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	2,935,250	2,938,009
EXC Holdings III Corp.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	1,944,000	1,948,860
TIBCO Software, Inc.
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	1,777,444	1,762,531
Ep Purchaser LLC
4.00% (2 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/06/28	1,400,000	1,399,650
CoreLogic, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	1,396,500	1,393,707
Total Technology		114,822,062
Financial - 10.2%
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	9,843,761	9,761,762
FleetCor Technologies Operating Company LLC
due 04/28/28	8,600,000	8,490,350
USI, Inc.
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	7,967,848	7,900,998
NFP Corp.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	7,746,501	7,612,176
Aretec Group, Inc.
4.35% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	7,614,500	7,611,302
Jane Street Group LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	7,326,000	7,263,436
Alliant Holdings Intermediate LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	7,244,503	7,166,262
Focus Financial Partners LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	6,723,928	6,660,925
HarbourVest Partners, LP
2.37% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/03/25	6,202,932	6,162,241
Nexus Buyer LLC
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	4,672,674	4,646,787
Citadel Securities, LP
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/02/28	4,466,250	4,434,942
Trans Union LLC
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28	4,300,000	4,286,025
AqGen Island Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/02/28	4,250,000	4,227,687
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	3,638,859	3,629,762
Ryan Specialty Group LLC
3.75% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 09/01/27	3,564,000	3,558,654
Apex Group Treasury LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/27/28	3,491,250	3,482,522
Cobham Ultra SeniorCo SARL
due 11/15/28	3,300,000	3,286,602
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	2,700,000	2,693,250
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	2,573,935	2,575,145
HUB International Ltd.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 04/25/25	2,147,505	2,145,487
Total Financial		107,596,315
Communications - 9.8%
WMG Acquisition Corp.
2.23% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 01/20/28	10,000,000	9,955,000
Titan AcquisitionCo New Zealand Ltd.
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/18/28	9,500,000	9,460,385

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 87.9% (continued)
Communications - 9.8% (continued)
UPC Broadband Holding BV
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29	9,300,000		$9,263,172
Virgin Media Bristol LLC
2.61% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	7,916,233		7,838,733
Xplornet Communications, Inc.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	7,300,000		7,284,816
McGraw Hill LLC
5.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	7,082,250		7,042,448
CSC Holdings LLC
2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	6,833,631		6,722,585
Ziggo Financing Partnership
2.61% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/30/28	6,685,000		6,606,986
Zayo Group Holdings, Inc.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,648,468		6,554,259
Authentic Brands
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	5,353,601		5,328,760
SFR Group S.A.
3.81% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26	3,362,371		3,329,588
2.88% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/25	1,645,285		1,613,070
Radiate Holdco LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26	4,686,500		4,667,473
Telenet Financing USD LLC
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/30/28	4,000,000		3,925,000
Playtika Holding Corp.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	3,532,206		3,513,061
Cengage Learning Acquisitions, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	3,341,625		3,347,539
Level 3 Financing, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	3,339,546		3,293,627
Recorded Books, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	2,200,000		2,196,062
Cincinnati Bell, Inc.
3.75% (3 Month USD SOFR + 3.25%, Rate Floor: 3.75%) due 11/17/28	1,000,000		998,750
GTT Communications, Inc.
2.87% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/30/25†††	113,197		–
GTT Communications BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/30/25†††	EUR	9,542	–
Total Communications			102,941,314
Basic Materials - 4.8%
Messer Industries USA, Inc.
2.72% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	9,668,773		9,583,204
Element Solutions, Inc.
2.15% ((1 Month USD LIBOR + 2.00%) and (3 Month USD LIBOR + 2.00%), Rate Floor: 2.00%) due 01/31/26	7,979,644		7,942,618
Illuminate Buyer LLC
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	7,702,078		7,648,625
Alpha 3 BV (Atotech)
3.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 03/20/28	6,783,000		6,766,043
NIC Acquisition Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	4,028,602		3,968,173
Univar Netherlands Holding BV
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/03/28	3,582,000		3,568,568
INEOS Ltd.
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 01/29/26	2,587,000		2,577,842
GrafTech Finance, Inc.
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25	2,409,121		2,406,110

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 87.9% (continued)
Basic Materials - 4.8% (continued)
Diamond BC BV
3.50% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 09/29/28	2,300,000	$2,289,213
W.R. Grace Holdings LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 09/22/28	1,750,000	1,751,313
Trinseo Materials Operating S.C.A.
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28	1,592,000	1,579,773
Total Basic Materials		50,081,482
Energy - 1.2%
DT Midstream, Inc.
2.50% ((3 Month USD LIBOR + 2.00%) and (6 Month USD LIBOR + 2.00%), Rate Floor: 2.50%) due 06/26/28	7,581,000	7,591,689
TransMontaigne Operating Company LP
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/17/28	3,900,000	3,914,625
Permian Production Partners LLC
9.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,3	1,482,197	1,333,977
Total Energy		12,840,291
Total Senior Floating Rate Interests
(Cost $929,306,014)		923,991,290

CORPORATE BONDS†† - 1.4%
Consumer, Non-cyclical - 0.6%
Nathan's Famous, Inc.
6.63% due 11/01/25[4]	4,275,000		4,360,500
HCA, Inc.
4.50% due 02/15/27	1,500,000		1,652,407
Total Consumer, Non-cyclical			6,012,907
Energy - 0.4%
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	4,200,000		4,392,781
Communications - 0.4%
Ziggo BV
5.50% due 01/15/27[4]	3,950,000		4,058,625
Financial - 0.0%
Lincoln Financing SARL
3.88% (3 Month EURIBOR + 3.88%, Rate Floor: 3.88%) due 04/01/24[4,5]	EUR	350,000	398,492
Basic Materials - 0.0%
Mirabela Nickel Ltd.
due 06/24/19[6,7]	1,279,819		63,991
Total Corporate Bonds
(Cost $15,441,458)			14,926,796

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.3%
Residential Mortgage-Backed Securities - 1.3%
RALI Series Trust
2006-QO6, 0.46% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46[5]	10,718,655	3,247,893
2006-QO2, 0.54% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46[5]	427,794	116,101
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 0.89% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[5]	2,723,596	2,451,016
American Home Mortgage Assets Trust
2006-4, 0.31% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 10/25/46[5]	2,515,664	1,592,880
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.92% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[5]	1,818,885	1,576,681
Lehman XS Trust Series
2006-16N, 0.48% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 11/25/46[5]	1,460,263	1,403,251
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[4,5]	1,040,341	1,006,142
Nomura Resecuritization Trust
2015-4R, 2.20% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[4,5]	966,659	956,613
Alliance Bancorp Trust
2007-OA1, 0.34% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[5]	427,173	408,296
Morgan Stanley Re-REMIC Trust
2010-R5, 2.42% due 06/26/36[4]	346,978	323,010

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.3% (continued)
Residential Mortgage-Backed Securities - 1.3% (continued)
New Century Home Equity Loan Trust
2004-4, 0.90% (1 Month USD LIBOR + 0.80%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35[5]	177,961	$174,953
GSAA Home Equity Trust
2007-7, 0.64% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37[5]	166,970	166,272
Total Residential Mortgage-Backed Securities		13,423,108
Total Collateralized Mortgage Obligations
(Cost $14,726,800)		13,423,108

ASSET-BACKED SECURITIES†† - 0.7%
Collateralized Loan Obligations - 0.7%
Jamestown CLO V Ltd.
2014-5A, 5.22% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 01/17/27[4,5]	4,000,000	3,906,574
Treman Park CLO Ltd.
2015-1A, due 10/20/28[4,8]	3,000,000	2,409,139
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[4,8]	2,071,948	872,611
Newstar Commercial Loan Funding LLC
2017-1A, 3.71% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[4,5]	456,326	456,729
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[8]	1,361,673	22,740
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,8]	1,808,219	2,061
Total Collateralized Loan Obligations		7,669,854
Asset-Backed Securities - 0.0%
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,6,7	896,492	90
Total Asset-Backed Securities
(Cost $8,244,826)		7,669,944
Total Investments - 108.0%
(Cost $1,144,029,051)		$1,134,898,624
Other Assets & Liabilities, net - (8.0)%		(83,686,220)
Total Net Assets - 100.0%		$1,051,212,404

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	EUR	Buy	250,000	282,801 USD	01/14/22	$1,868
JPMorgan Chase Bank, N.A.	GBP	Sell	6,740,000	8,914,971 USD	01/14/22	(199,748)
Morgan Stanley Capital Services LLC	EUR	Sell	20,108,000	22,662,219 USD	01/14/22	(234,270)
						$(432,150)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs— See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the 7-day yield as of December 31, 2021.
3	Payment-in-kind security.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $18,750,496 (cost $18,037,502), or 1.8% of total net assets.
5	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
6	Security is in default of interest and/or principal obligations.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

7	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $64,081 (cost $1,883,995), or less than 0.1% of total net assets — See Note 6.
8	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LIBOR — London Interbank Offered Rate
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$788,202		$788,202
Preferred Stocks	—	—	—	*	—
Exchange-Traded Funds	35,567,672	—	—		35,567,672
Money Market Fund	138,531,612	—	—		138,531,612
Senior Floating Rate Interests	—	914,059,888	9,931,402		923,991,290
Corporate Bonds	—	14,926,796	—		14,926,796
Collateralized Mortgage Obligations	—	13,423,108	—		13,423,108
Asset-Backed Securities	—	7,669,854	90		7,669,944
Forward Foreign Currency Exchange Contracts**	—	1,868	—		1,868
Total Assets	$174,099,284	$950,081,514	$10,719,694		$1,134,900,492

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$434,018	$—	$434,018
Unfunded Loan Commitments (Note 5)	—	—	40,689	40,689
Total Liabilities	$—	$434,018	$40,689	$474,707

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$90	Third Party Pricing	Broker Quote	-	-
Common Stocks	787,703	Enterprise Value	Valuation Multiple	2.8x-12.8x	4.0x
Common Stocks	499	Model Price	Liquidation Value	-	-
Senior Floating Rate Interests	8,490,464	Third Party Pricing	Broker Quote	-	-
Senior Floating Rate Interests	1,440,938	Third Party Pricing	Vendor Price	-	-
Total Assets	$10,719,694
Liabilities:
Unfunded Loan Commitments	$40,689	Model Price	Purchase Price	-	-

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2021, the Fund had securities with a total value of $6,543,946 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $6,937,606 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2021:

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Assets				Liabilities
	Asset-Backed Securities	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$90	$14,390,405	$785,225	$15,175,720	$(7,155)
Purchases/(Receipts)	-	148,142	-	148,142	(61,090)
(Sales, maturities and paydowns)/Fundings	-	(4,021,805)	-	(4,021,805)	8,298
Amortization of premiums/discounts	-	61,793	-	61,793	7,440
Total realized gains (losses) included in earnings	-	(33)	-	(33)	-
Total change in unrealized appreciation (depreciation) included in earnings	-	(253,440)	2,977	(250,463)	11,818
Transfers into Level 3	-	6,543,946	-	6,543,946	-
Transfers out of Level 3	-	(6,937,606)	-	(6,937,606)	-
Ending Balance	$90	$9,931,402	$788,202	$10,719,694	$(40,689)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2021	$-	$(240,963)	$2,977	$(237,986)	$16,347

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21
Common Stocks
BP Holdco LLC*	$172,216	$–	$–	$–	$–	$172,216	244,278
Targus Group International Equity, Inc.*	31,108	–	–	–	2,804	33,912	12,773
	$203,324	$–	$–	$–	$2,804	$206,128

*	Non-income producing security.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 1.4%
Financial - 0.6%
KKR Acquisition Holdings I Corp. — Class A*,1	142,310	$1,386,099
TPG Pace Beneficial II Corp.*,1	46,138	452,152
Acropolis Infrastructure Acquisition Corp. — Class A*,1	38,845	376,408
RXR Acquisition Corp. — Class A*,1	1,874	18,272
Colicity, Inc. — Class A*,1	1,419	13,835
MSD Acquisition Corp. — Class A*,1	721	7,138
Jefferies Financial Group, Inc.	81	3,143
Total Financial		2,257,047
Communications - 0.3%
Vacasa, Inc. — Class A*	117,451	977,193
Consumer, Cyclical - 0.3%
Metro-Goldwyn-Mayer, Inc.*,††	7,040	903,464
Utilities - 0.2%
TexGen Power LLC*,†††	26,665	619,961
Consumer, Non-cyclical - 0.0%
Cengage Learning Holdings II, Inc.*,††	2,107	37,926
Save-A-Lot*,††	17,185	34,371
Targus Group International Equity, Inc.*,†††,2	12,825	34,050
Chef Holdings, Inc.†††	49	2,355
Spectrum Brands Holdings, Inc.	2	203
Crimson Wine Group Ltd.*	8	66
Total Consumer, Non-cyclical		108,971
Energy - 0.0%
Permian Production Partners LLC†††	57,028	72,426
Legacy Reserves, Inc.*,†††	3,452	22,438
Bruin E&P Partnership Units†††	44,023	2,289
Total Energy		97,153
Industrial - 0.0%
BP Holdco LLC*,†††,2	23,711	16,716
Vector Phoenix Holdings, LP*,†††	23,711	6,521
Total Industrial		23,237
Total Common Stocks
(Cost $4,027,521)		4,987,026

PREFERRED STOCKS†† - 2.6%
Financial - 2.6%
Wells Fargo & Co., 4.38%	74,000	1,872,200
American Equity Investment Life Holding Co., 5.95%	54,000	1,485,000
Bank of America Corp., 4.38%	57,000	1,458,060
Arch Capital Group Ltd., 4.55%	55,000	1,422,300
First Republic Bank, 4.13%	53,000	1,341,430
Charles Schwab Corp., 4.00%	1,325,000	1,338,250
Assurant, Inc., 5.25% due 01/15/61	30,000	809,100
Total Financial		9,726,340
Industrial - 0.0%
U.S. Shipping Corp.*,†††	14,718	2
Total Preferred Stocks
(Cost $9,775,000)		9,726,342

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27*,1	35,577	35,527
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	12,947	10,372
RXR Acquisition Corp.
Expiring 03/08/26*,1	372	260
Colicity, Inc. - Class A
Expiring 12/31/27*,1	281	216
MSD Acquisition Corp.
Expiring 05/13/23*,1	143	164
SandRidge Energy, Inc.
Expiring 10/04/22*,†††	505	19
Ginkgo Bioworks Holdings, Inc.
Expiring 12/31/27*	4	9
SandRidge Energy, Inc.
Expiring 10/04/22*	212	5
Total Warrants
(Cost $92,427)		46,572

MONEY MARKET FUND† - 2.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[4]	7,603,551	7,603,551
Total Money Market Fund
(Cost $7,603,551)		7,603,551

	Face Amount~
CORPORATE BONDS†† - 80.1%
Consumer, Non-cyclical - 18.4%
Kraft Heinz Foods Co.
4.88% due 10/01/49	1,400,000	1,758,319
5.00% due 06/04/42	925,000	1,150,661
4.38% due 06/01/46	550,000	644,050
5.20% due 07/15/45	325,000	413,229
US Foods, Inc.
6.25% due 04/15/25[5]	2,748,000	2,861,355
4.63% due 06/01/30[5]	825,000	834,199
Tenet Healthcare Corp.
7.50% due 04/01/25[5]	1,700,000	1,789,165
4.38% due 01/15/30[5]	1,450,000	1,468,944
5.13% due 11/01/27[5]	400,000	416,500
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	3,392,000	3,476,800
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]	3,325,000	3,366,563
Sabre GLBL, Inc.
9.25% due 04/15/25[5]	1,500,000	1,695,000
7.38% due 09/01/25[5]	1,450,000	1,515,250
Rent-A-Center, Inc.
6.38% due 02/15/29[5]	3,006,000	3,133,755
CPI CG, Inc.
8.63% due 03/15/26[5]	2,950,000	3,119,832
DaVita, Inc.
3.75% due 02/15/31[5]	2,225,000	2,167,884
4.63% due 06/01/30[5]	850,000	870,187
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	2,950,000	3,009,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

		Face Amount~	Value
CORPORATE BONDS†† - 80.1% (continued)
Consumer, Non-cyclical - 18.4% (continued)
Nielsen Finance LLC / Nielsen Finance Co.
4.75% due 07/15/31[5]		1,900,000	$1,876,250
5.88% due 10/01/30[5]		1,000,000	1,055,840
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]		1,800,000	1,737,702
5.75% due 04/15/26[5]		725,000	778,411
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR	1,900,000	2,179,246
Post Holdings, Inc.
4.50% due 09/15/31[5]		1,600,000	1,588,000
5.50% due 12/15/29[5]		550,000	577,846
ADT Security Corp.
4.13% due 08/01/29[5]		2,050,000	2,019,250
Lamb Weston Holdings, Inc.
4.13% due 01/31/30[5]		1,900,000	1,949,761
Mozart Debt Merger Sub, Inc.
5.25% due 10/01/29[5]		1,500,000	1,520,460
3.88% due 04/01/29[5]		350,000	348,765
Par Pharmaceutical, Inc.
7.50% due 04/01/27[5]		1,610,000	1,645,307
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]		1,550,000	1,581,000
Molina Healthcare, Inc.
3.88% due 05/15/32[5]		1,550,000	1,559,688
Sotheby's
7.38% due 10/15/27[5]		1,400,000	1,491,000
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]		961,000	905,742
5.00% due 12/31/26[5]		350,000	345,741
Avantor Funding, Inc.
3.88% due 11/01/29[5]		1,150,000	1,162,546
Performance Food Group, Inc.
6.88% due 05/01/25[5]		1,100,000	1,149,500
Service Corporation International
4.00% due 05/15/31		1,075,000	1,088,437
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]		956,000	1,022,920
Nathan's Famous, Inc.
6.63% due 11/01/25[5]		1,000,000	1,020,000
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[5]		950,000	931,000
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]		850,000	854,250
WW International, Inc.
4.50% due 04/15/29[5]		825,000	789,731
Centene Corp.
4.25% due 12/15/27		675,000	703,688
Gartner, Inc.
3.63% due 06/15/29[5]		675,000	682,459
Central Garden & Pet Co.
4.13% due 04/30/31[5]		675,000	678,375
HealthEquity, Inc.
4.50% due 10/01/29[5]		550,000	544,500
APi Escrow Corp.
4.75% due 10/15/29[5]		450,000	459,000
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
9.50% due 07/31/27[5,6]		171,000	174,064
Total Consumer, Non-cyclical			68,111,172
Communications - 13.6%
CSC Holdings LLC
4.50% due 11/15/31[5]		1,625,000	1,604,688
6.50% due 02/01/29[5]		1,225,000	1,310,750
4.13% due 12/01/30[5]		1,150,000	1,122,688
4.63% due 12/01/30[5]		950,000	898,937
3.38% due 02/15/31[5]		850,000	795,812
Altice France S.A.
5.50% due 10/15/29[5]		2,450,000	2,413,250
5.13% due 07/15/29[5]		2,000,000	1,950,900
8.13% due 02/01/27[5]		900,000	961,875
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32		1,950,000	2,006,062
4.50% due 06/01/33[5]		1,800,000	1,836,414
4.25% due 01/15/34[5]		975,000	959,232
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]		3,175,000	3,143,250
8.00% due 08/01/29[5]		1,525,000	1,513,334
Level 3 Financing, Inc.
3.63% due 01/15/29[5]		1,825,000	1,733,750
4.25% due 07/01/28[5]		1,650,000	1,633,500
3.75% due 07/15/29[5]		975,000	926,250
UPC Broadband Finco BV
4.88% due 07/15/31[5]		3,000,000	3,060,000
Sirius XM Radio, Inc.
3.88% due 09/01/31[5]		1,200,000	1,176,540
4.13% due 07/01/30[5]		800,000	800,000
5.50% due 07/01/29[5]		700,000	754,250
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]		2,625,000	2,641,564
Cengage Learning, Inc.
9.50% due 06/15/24[5]		2,389,000	2,403,931
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28		2,000,000	2,060,000
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]		1,125,000	1,102,500
4.75% due 07/15/31[5]		850,000	860,625
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]		1,417,000	1,487,850
5.13% due 07/15/29[5]		425,000	427,125
Ziggo BV
5.50% due 01/15/27[5]		1,803,000	1,852,583
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]		1,750,000	1,736,604

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

		Face Amount~	Value
CORPORATE BONDS†† - 80.1% (continued)
Communications - 13.6% (continued)
Match Group Holdings II LLC
3.63% due 10/01/31[5]		1,125,000	$1,092,656
4.63% due 06/01/28[5]		600,000	624,240
AMC Networks, Inc.
4.25% due 02/15/29		1,375,000	1,366,406
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[5]		1,000,000	1,045,000
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]		500,000	492,885
TripAdvisor, Inc.
7.00% due 07/15/25[5]		275,000	290,125
Total Communications			50,085,576
Financial - 13.0%
Iron Mountain, Inc.
5.63% due 07/15/32[5]		2,525,000	2,702,215
4.88% due 09/15/27[5]		950,000	985,131
4.88% due 09/15/29[5]		530,000	548,539
5.25% due 07/15/30[5]		475,000	500,565
Hunt Companies, Inc.
5.25% due 04/15/29[5]		4,650,000	4,580,250
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]		3,900,000	3,997,500
Kennedy-Wilson, Inc.
4.75% due 02/01/30		1,950,000	1,976,725
5.00% due 03/01/31		1,225,000	1,261,750
4.75% due 03/01/29		525,000	536,812
NFP Corp.
6.88% due 08/15/28[5]		3,525,000	3,534,094
United Wholesale Mortgage LLC
5.75% due 06/15/27[5]		1,850,000	1,854,625
5.50% due 04/15/29[5]		1,475,000	1,447,344
OneMain Finance Corp.
3.88% due 09/15/28		1,525,000	1,494,500
4.00% due 09/15/30		750,000	737,535
6.63% due 01/15/28		300,000	336,000
8.88% due 06/01/25		275,000	294,250
HUB International Ltd.
5.63% due 12/01/29[5]		1,750,000	1,802,885
7.00% due 05/01/26[5]		575,000	590,812
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[5]		1,825,000	1,867,833
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]		1,650,000	1,765,500
AmWINS Group, Inc.
4.88% due 06/30/29[5]		1,400,000	1,414,000
SLM Corp.
3.13% due 11/02/26		1,425,000	1,410,750
Home Point Capital, Inc.
5.00% due 02/01/26[5]		1,475,000	1,368,063
Pershing Square Holdings Ltd.
3.25% due 10/01/31		1,300,000	1,301,419
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]		1,225,000	1,243,375
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[5]		1,100,000	1,111,000
Assurant, Inc.
7.00% due 03/27/48[3]		950,000	1,081,813
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]		1,000,000	1,017,720
PHM Group Holding Oy
4.75% due 06/18/26[5]	EUR	750,000	871,638
LPL Holdings, Inc.
4.38% due 05/15/31[5]		850,000	869,452
Starwood Property Trust, Inc.
3.75% due 12/31/24[5]		775,000	783,339
USI, Inc.
6.88% due 05/01/25[5]		775,000	780,813
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]		750,000	705,000
Wilton Re Finance LLC
5.88% due 03/30/33[3,5]		650,000	668,473
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[5]		575,000	575,000
Total Financial			48,016,720
Industrial - 11.2%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]		2,525,000	2,701,750
5.25% due 07/15/28[5]		1,275,000	1,292,850
GrafTech Finance, Inc.
4.63% due 12/15/28[5]		3,500,000	3,552,500
TransDigm, Inc.
6.25% due 03/15/26[5]		2,350,000	2,442,531
8.00% due 12/15/25[5]		950,000	1,002,222
Artera Services LLC
9.03% due 12/04/25[5]		3,150,000	3,332,495
Howmet Aerospace, Inc.
5.95% due 02/01/37		2,700,000	3,192,750
Harsco Corp.
5.75% due 07/31/27[5]		2,925,000	2,979,844
Standard Industries, Inc.
4.38% due 07/15/30[5]		1,125,000	1,148,068
3.38% due 01/15/31[5]		1,100,000	1,059,619
5.00% due 02/15/27[5]		350,000	360,290
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]		2,326,000	2,419,040
Cleaver-Brooks, Inc.
7.88% due 03/01/23[5]		2,250,000	2,199,375
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]		1,925,000	1,982,750
Amsted Industries, Inc.
4.63% due 05/15/30[5]		1,400,000	1,435,000
Trinity Industries, Inc.
4.55% due 10/01/24		1,290,000	1,359,789
EnerSys
4.38% due 12/15/27[5]		1,250,000	1,296,875

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

		Face Amount~	Value
CORPORATE BONDS†† - 80.1% (continued)
Industrial - 11.2% (continued)
Ball Corp.
3.13% due 09/15/31		1,100,000	$1,086,250
Masonite International Corp.
5.38% due 02/01/28[5]		875,000	917,657
Intertape Polymer Group, Inc.
4.38% due 06/15/29[5]		850,000	850,000
Mauser Packaging Solutions Holding Co.
5.50% due 04/15/24[5]		800,000	807,336
Arcosa, Inc.
4.38% due 04/15/29[5]		700,000	709,625
PGT Innovations, Inc.
4.38% due 10/01/29[5]		600,000	603,000
TK Elevator US Newco, Inc.
5.25% due 07/15/27[5]		550,000	578,187
TopBuild Corp.
4.13% due 02/15/32[5]		500,000	513,125
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC/Reynolds Gro
4.00% due 10/15/27[5]		500,000	486,250
Builders FirstSource, Inc.
4.25% due 02/01/32[5]		425,000	439,960
Hillenbrand, Inc.
3.75% due 03/01/31		400,000	401,000
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[5]		350,000	363,125
Total Industrial			41,513,263
Consumer, Cyclical - 8.4%
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27		1,460,000	1,507,450
5.00% due 06/01/31[5]		1,225,000	1,238,781
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]		2,450,000	2,563,484
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[5]		1,200,000	1,215,312
3.50% due 02/15/29[5]		850,000	841,245
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]		1,600,000	1,674,000
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[5]		1,500,000	1,541,760
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]		1,575,000	1,531,325
Clarios Global, LP
6.75% due 05/15/25[5]		1,327,000	1,390,032
Allison Transmission, Inc.
3.75% due 01/30/31[5]		1,150,000	1,121,250
4.75% due 10/01/27[5]		200,000	208,300
Murphy Oil USA, Inc.
3.75% due 02/15/31[5]		1,300,000	1,291,875
Wabash National Corp.
4.50% due 10/15/28[5]		1,200,000	1,212,000
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]		1,025,000	1,076,250
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[5]		1,000,000	1,035,000
Powdr Corp.
6.00% due 08/01/25[5]		944,000	981,760
Aramark Services, Inc.
6.38% due 05/01/25[5]		925,000	966,625
Station Casinos LLC
4.63% due 12/01/31[5]		950,000	957,790
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[5]		475,000	485,707
5.75% due 05/01/28[5]		400,000	427,368
Penn National Gaming, Inc.
4.13% due 07/01/29[5]		925,000	897,250
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]		850,000	851,607
Air Canada
3.88% due 08/15/26[5]		825,000	841,500
Live Nation Entertainment, Inc.
6.50% due 05/15/27[5]		725,000	792,969
Picasso Finance Sub, Inc.
6.13% due 06/15/25[5]		709,000	740,905
Boyd Gaming Corp.
8.63% due 06/01/25[5]		687,000	736,134
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]		600,000	640,500
Asbury Automotive Group, Inc.
5.00% due 02/15/32[5]		550,000	570,735
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]		425,000	453,875
Superior Plus, LP
4.25% due 05/18/28[5]	CAD	550,000	436,988
Papa John's International, Inc.
3.88% due 09/15/29[5]		375,000	373,125
Ritchie Bros Holdings Ltd.
4.95% due 12/15/29[5]	CAD	375,000	301,467
Total Consumer, Cyclical			30,904,369
Energy - 7.5%
Parkland Corp.
4.50% due 10/01/29[5]		2,225,000	2,226,758
4.63% due 05/01/30[5]		1,950,000	1,937,813
NuStar Logistics, LP
5.63% due 04/28/27		1,585,000	1,676,137
6.38% due 10/01/30		1,025,000	1,137,750
6.00% due 06/01/26		525,000	569,625
ITT Holdings LLC
6.50% due 08/01/29[5]		2,775,000	2,747,250
Southwestern Energy Co.
5.38% due 02/01/29		2,200,000	2,326,500
4.75% due 02/01/32		300,000	315,931

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 80.1% (continued)
Energy - 7.5% (continued)
CVR Energy, Inc.
5.75% due 02/15/28[5,6]	2,325,000	$2,232,000
5.25% due 02/15/25[5]	250,000	241,250
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	1,200,000	1,245,000
6.88% due 01/15/29	900,000	942,435
Rattler Midstream, LP
5.63% due 07/15/25[5]	2,100,000	2,184,000
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	2,195,000	2,041,350
PDC Energy, Inc.
6.13% due 09/15/24	1,376,000	1,393,200
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[5]	1,250,000	1,273,438
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	1,250,000	1,235,937
Occidental Petroleum Corp.
4.63% due 06/15/45	1,100,000	1,141,250
DT Midstream, Inc.
4.13% due 06/15/29[5]	600,000	614,250
Basic Energy Services, Inc.
due 10/15/23[7,8]	1,225,000	85,750
Total Energy		27,567,624
Basic Materials - 5.2%
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	2,747,000	2,847,403
Carpenter Technology Corp.
6.38% due 07/15/28	2,475,000	2,631,160
EverArc Escrow SARL
5.00% due 10/30/29[5]	1,900,000	1,901,406
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]	1,750,000	1,795,938
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	790,000	797,900
4.50% due 06/01/31[5]	725,000	713,219
Valvoline, Inc.
3.63% due 06/15/31[5]	1,100,000	1,065,130
4.25% due 02/15/30[5]	375,000	382,583
Clearwater Paper Corp.
4.75% due 08/15/28[5]	1,375,000	1,399,062
Arconic Corp.
6.00% due 05/15/25[5]	1,175,000	1,227,875
Ingevity Corp.
3.88% due 11/01/28[5]	675,000	657,281
4.50% due 02/01/26[5]	500,000	501,250
Diamond BC BV
4.63% due 10/01/29[5]	1,050,000	1,041,568
WR Grace Holdings LLC
4.88% due 06/15/27[5]	800,000	821,704
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	650,000	688,240
Alcoa Nederland Holding BV
6.13% due 05/15/28[5]	425,000	457,406
Yamana Gold, Inc.
4.63% due 12/15/27	256,000	276,346
Mirabela Nickel Ltd.
due 06/24/19[7,8]	278,115	13,906
Total Basic Materials		19,219,377
Technology - 1.9%
NCR Corp.
6.13% due 09/01/29[5]	800,000	854,914
5.25% due 10/01/30[5]	600,000	616,500
5.13% due 04/15/29[5]	400,000	414,080
Open Text Holdings, Inc.
4.13% due 12/01/31[5]	1,450,000	1,464,500
Fair Isaac Corp.
4.00% due 06/15/28[5]	1,075,000	1,105,025
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	875,000	917,656
MSCI, Inc.
3.88% due 02/15/31[5]	507,000	527,914
Dun & Bradstreet Corp.
5.00% due 12/15/29[5]	500,000	511,515
CDK Global, Inc.
5.25% due 05/15/29[5]	325,000	344,500
PTC, Inc.
4.00% due 02/15/28[5]	250,000	254,375
Total Technology		7,010,979
Utilities - 0.9%
Terraform Global Operating LLC
6.13% due 03/01/26[5]	2,880,000	2,934,000
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.75% due 05/20/27	375,000	414,844
Total Utilities		3,348,844
Total Corporate Bonds
(Cost $293,179,546)		295,777,924

SENIOR FLOATING RATE INTERESTS††,10 - 13.5%
Industrial - 3.8%
Bhi Investments LLC
5.25% (3 Month USD LIBOR + 4.38%, Rate Floor: 5.25%) due 08/28/24	2,363,536	2,316,265
Arcline FM Holdings LLC
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	1,521,188	1,517,384
BHI Investments LLC
9.75% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††	1,500,000	1,473,750
Dispatch Terra Acquisition LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	1,197,625	1,194,631

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 13.5% (continued)
Industrial - 3.8% (continued)
American Residential Services LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/15/27		1,163,250	$1,161,796
Pelican Products, Inc.
4.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 11/16/28		925,000	920,375
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27		805,565	850,878
Aegion Corp.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28		698,250	700,575
Pro Mach Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28		666,201	667,867
YAK MAT (YAK ACCESS LLC)
10.21% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26		1,025,000	666,250
Michael Baker International LLC
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 12/01/28†††		600,000	603,000
United Airlines, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28		472,625	473,268
PECF USS Intermediate Holding III Corp.
due 11/04/28		450,000	450,162
Air Canada
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		430,000	428,233
ASP Dream Acquisiton Co. LLC
5.00% (3 Month USD SOFR + 4.25%, Rate Floor: 5.00%) due 12/09/28		400,000	398,000
LTI Holdings, Inc.
4.85% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26†††		375,000	374,531
Total Industrial			14,196,965
Consumer, Cyclical - 2.8%
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28		1,346,625	1,347,473
First Brands Group LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27		1,040,000	1,043,120
Alexander Mann
5.17% (6 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	749,100	970,421
NES Global Talent
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23		868,639	816,520
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25		767,505	698,430
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28		673,313	673,312
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23		638,487	615,182
Holding SOCOTEC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/30/28		610,000	607,712
CCRR Parent, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28		597,000	595,884
FR Refuel LLC
5.50% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28†††		530,000	526,025
Seren BidCo AB
due 11/16/28		475,000	475,594
EnTrans International LLC
6.10% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24		495,000	463,815
Sotheby's
5.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 01/15/27		414,095	414,095
WW International, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28		401,625	397,107
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23		404,286	392,157

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 13.5% (continued)
Consumer, Cyclical - 2.8% (continued)
Apro LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/14/26		207,375	$207,116
Total Consumer, Cyclical			10,243,963
Consumer, Non-cyclical - 2.7%
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27		1,319,109	1,315,811
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		1,140,625	1,137,774
SCP Eye Care Services LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28		1,083,931	1,084,614
Quirch Foods Holdings LLC
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/27/27†††		965,250	967,663
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26		646,250	625,854
due 12/22/26		300,000	297,189
Gibson Brands, Inc.
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 08/11/28		870,000	859,125
National Mentor Holdings, Inc.
4.50% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28		810,570	800,892
Women's Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/15/28		671,625	669,274
Balrog Acquisition, Inc.
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 09/05/28		575,000	572,844
Mission Veterinary Partners
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28		473,813	471,444
Confluent Health LLC
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 11/30/28		411,504	410,817
Moran Foods LLC
11.75% (3 Month USD LIBOR + 0.00%, Rate Floor: 1.00%) (in-kind rate was 10.75%) due 10/01/24†††,9		389,839	331,363
Moran Foods LLC
8.00% (3 Month USD LIBOR + 0.00%, Rate Floor: 1.00%) (in-kind rate was 7.00%) due 04/01/24[9]		311,097	315,764
Total Consumer, Non-cyclical			9,860,428
Technology - 2.0%
Datix Bidco Ltd.
4.96% (6 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	1,300,000	1,749,749
8.21% (6 Month GBP LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	650,000	874,024
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28		1,290,250	1,289,785
Polaris Newco LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28		1,100,000	1,098,966
Taxware Holdings (Sovos Compliance LLC)
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28		639,555	640,757
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28		623,438	623,955
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28		572,125	572,663
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27		519,750	519,532
Total Technology			7,369,431
Communications - 1.1%
McGraw Hill LLC
5.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28		1,346,625	1,339,057
Xplornet Communications, Inc.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28		925,000	923,076
Cengage Learning Acquisitions, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26		623,438	624,541

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 13.5% (continued)
Communications - 1.1% (continued)
Playtika Holding Corp.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	595,500	$592,272
Titan AcquisitionCo New Zealand Ltd.
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/18/28	550,000	547,707
GTT Communications, Inc.
2.87% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/30/25†††	26,053	–
Total Communications		4,026,653
Financial - 0.7%
Claros Mortgage Trust, Inc.
5.00% (1 Month USD SOFR + 4.50%, Rate Floor: 5.00%) due 08/10/26	917,000	919,293
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	863,770	861,610
Avison Young (Canada), Inc.
5.93% (3 Month USD LIBOR + 5.75%, Rate Floor: 5.75%) due 01/31/26	533,500	528,501
Eisner Advisory Group
6.00% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 07/28/28†††	409,091	409,091
7.50% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 07/28/28†††	40,909	40,909
Total Financial		2,759,404
Energy - 0.2%
TransMontaigne Operating Company LP
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/17/28	550,000	552,063
Permian Production Partners LLC
9.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,9	210,539	189,485
Total Energy		741,548
Basic Materials - 0.2%
NIC Acquisition Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	746,370	735,174
Total Senior Floating Rate Interests
(Cost $49,972,959)		49,933,566

ASSET-BACKED SECURITIES†† - 0.7%
Collateralized Loan Obligations - 0.6%
Barings Middle Market CLO Ltd.
2019-IA, 1.87% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/15/31[5,10]	1,500,000	1,500,618
WhiteHorse X Ltd.
2015-10A, 5.42% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[5,10]	750,000	676,940
Total Collateralized Loan Obligations		2,177,558
Infrastructure - 0.1%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[5]	400,000	400,886
Total Asset-Backed Securities
(Cost $2,554,191)		2,578,444
Total Investments - 100.4%
(Cost $367,205,195)		$370,653,425
Other Assets & Liabilities, net - (0.4)%		(1,388,411)
Total Net Assets - 100.0%		$369,265,014

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	CAD	Sell	931,000	723,837 USD	01/14/22	$(12,639)
Morgan Stanley Capital Services LLC	EUR	Sell	2,703,000	3,046,349 USD	01/14/22	(31,491)
JPMorgan Chase Bank, N.A.	GBP	Sell	2,686,000	3,552,761 USD	01/14/22	(79,603)
						$(123,733)

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Rate indicated is the 7-day yield as of December 31, 2021.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $251,739,602 (cost $249,325,240), or 68.2% of total net assets.
[6]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At December 31, 2021, the total market value of segregated or earmarked securities was $2,406,064 — See Note 2.
[7]	Security is in default of interest and/or principal obligations.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $99,656 (cost $1,471,729), or less than 0.1% of total net assets — See Note 6.
[9]	Payment-in-kind security.
[10]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,234,509	$975,761	$776,756	$4,987,026
Preferred Stocks	—	9,726,340	2	9,726,342
Warrants	46,553	—	19	46,572
Money Market Fund	7,603,551	—	—	7,603,551
Corporate Bonds	—	295,777,924	—	295,777,924
Senior Floating Rate Interests	—	42,393,976	7,539,590	49,933,566
Asset-Backed Securities	—	2,578,444	—	2,578,444
Total Assets	$10,884,613	$351,452,445	$8,316,367	$370,653,425

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$123,733	$—	$123,733
Unfunded Loan Commitments (Note 5)	—	—	1,289	1,289
Total Liabilities	$—	$123,733	$1,289	$125,022

**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $1,550,615 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$619,961	Third Party Pricing	Broker Quote	—	—
Common Stocks	154,506	Enterprise Value	Valuation Multiple	2.8x-12.8x	4.1x
Common Stocks	2,289	Model Price	Liquidation Value	—	—
Preferred Stocks	2	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	3,442,067	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,623,773	Yield Analysis	Yield	4.9%-8.1%	6.0%
Senior Floating Rate Interests	1,473,750	Model Price	Market Comparable Yields	10.4%	—
Warrants	19	Third Party Pricing	Vendor Price	—	—
Total Assets	$8,316,367
Liabilities:
Unfunded Loan Commitments	$1,289	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2021, the Fund had securities with a total value of $4,951,870 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $6,535,139 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2021:

	Assets						Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$539,206	$8,849,956	$-	$237,484	$-	$9,626,646	$(622)
Purchases/(Receipts)	-	2,154,162	-	-	-	2,154,162	(3,017)
(Sales, maturities and paydowns)/Fundings	-	(1,789,050)	-	-	-	(1,789,050)	514
Amortization of premiums/discounts	-	16,470	-	-	-	16,470	1,875
Total realized gains (losses) included in earnings	-	-	-	-	-	-	237
Total change in unrealized appreciation (depreciation) included in earnings	(16,468)	(45,808)	-	(46,318)	2	(108,592)	(276)
Transfers into Level 3	-	4,331,890	19	619,961	-	4,951,870	-
Transfers out of Level 3	(522,738)	(5,978,030)	-	(34,371)	-	(6,535,139)	-
Ending Balance	$-	$7,539,590	$19	$776,756	$2	$8,316,367	$(1,289)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2021	$-	$(14,823)	$-	$5,238	$2	$(9,583)	$148

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21
Common Stocks
BP Holdco LLC*	$16,716	$–	$–	$–	$–	$16,716	23,711
Targus Group International Equity, Inc.*	31,234	–	–	–	2,816	34,050	12,825
	$47,950	$–	$–	$–	$2,816	$50,766

*	Non-income producing security.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 96.1%
Consumer, Non-cyclical - 20.5%
Johnson & Johnson	5,594	$956,966
Tyson Foods, Inc. — Class A	10,678	930,694
Humana, Inc.	1,615	749,134
McKesson Corp.	2,560	636,339
Archer-Daniels-Midland Co.	8,690	587,357
Ingredion, Inc.	5,561	537,415
Quest Diagnostics, Inc.	3,026	523,528
Henry Schein, Inc.*	5,267	408,351
J M Smucker Co.	2,979	404,608
Bunge Ltd.	4,271	398,741
Merck & Company, Inc.	5,070	388,565
Medtronic plc	3,632	375,730
HCA Healthcare, Inc.	1,180	303,166
Pfizer, Inc.	4,927	290,939
Encompass Health Corp.	4,310	281,271
Amgen, Inc.	1,160	260,965
Procter & Gamble Co.	1,438	235,228
Bristol-Myers Squibb Co.	2,895	180,503
Total Consumer, Non-cyclical		8,449,500
Financial - 18.6%
JPMorgan Chase & Co.	6,526	1,033,392
Berkshire Hathaway, Inc. — Class B*	3,256	973,544
Wells Fargo & Co.	18,543	889,693
Bank of America Corp.	18,761	834,677
STAG Industrial, Inc. REIT	10,180	488,233
Allstate Corp.	3,930	462,364
Charles Schwab Corp.	4,430	372,563
Medical Properties Trust, Inc. REIT	15,422	364,422
Voya Financial, Inc.	4,754	315,238
Regions Financial Corp.	12,450	271,410
KeyCorp	10,260	237,314
American Tower Corp. — Class A REIT	809	236,633
Zions Bancorp North America	3,490	220,428
Gaming and Leisure Properties, Inc. REIT	4,284	208,459
Citigroup, Inc.	3,353	202,488
Park Hotels & Resorts, Inc. REIT*	10,682	201,676
Mastercard, Inc. — Class A	531	190,799
BOK Financial Corp.	1,601	168,889
Total Financial		7,672,222
Consumer, Cyclical - 10.5%
Walmart, Inc.	4,354	629,980
LKQ Corp.	9,048	543,152
Whirlpool Corp.	2,065	484,573
DR Horton, Inc.	4,246	460,479
Lear Corp.	2,052	375,413
Southwest Airlines Co.*	8,084	346,318
PACCAR, Inc.	3,462	305,556
Kohl's Corp.	5,702	281,622
PVH Corp.	2,358	251,481
Ralph Lauren Corp. — Class A	1,925	228,805
Home Depot, Inc.	509	211,240
Delta Air Lines, Inc.*	4,670	182,504
Total Consumer, Cyclical		4,301,123
Technology - 10.4%
Micron Technology, Inc.	10,697	996,426
Apple, Inc.	2,661	472,514
QUALCOMM, Inc.	2,476	452,786
Skyworks Solutions, Inc.	2,744	425,704
Activision Blizzard, Inc.	6,233	414,681
DXC Technology Co.*	12,680	408,169
Leidos Holdings, Inc.	4,043	359,423
Qorvo, Inc.*	2,163	338,272
Amdocs Ltd.	2,777	207,830
Cerner Corp.	2,157	200,321
Total Technology		4,276,126
Energy - 8.5%
Chevron Corp.	6,513	764,301
ConocoPhillips	9,454	682,390
Range Resources Corp.*	26,545	473,297
Marathon Oil Corp.	27,332	448,791
Pioneer Natural Resources Co.	1,695	308,287
Coterra Energy, Inc. — Class A	15,688	298,072
Kinder Morgan, Inc.	16,562	262,673
Patterson-UTI Energy, Inc.	29,265	247,289
Total Energy		3,485,100
Utilities - 7.7%
Exelon Corp.	13,360	771,673
Edison International	9,722	663,526
Duke Energy Corp.	4,939	518,101
Pinnacle West Capital Corp.	5,913	417,399
Black Hills Corp.	4,652	328,292
NiSource, Inc.	11,350	313,374
PPL Corp.	5,782	173,807
Total Utilities		3,186,172
Communications - 7.6%
Verizon Communications, Inc.	16,953	880,878
Cisco Systems, Inc.	7,671	486,111
Alphabet, Inc. — Class A*	144	417,174
Comcast Corp. — Class A	8,247	415,072
T-Mobile US, Inc.*	2,662	308,739
Juniper Networks, Inc.	7,162	255,755
Walt Disney Co.*	1,396	216,226
ViacomCBS, Inc. — Class B	4,802	144,924
Total Communications		3,124,879
Industrial - 7.1%
Johnson Controls International plc	7,830	636,657
FedEx Corp.	2,006	518,832
Knight-Swift Transportation Holdings, Inc.	7,758	472,772
L3Harris Technologies, Inc.	1,908	406,862
Valmont Industries, Inc.	1,520	380,760
Curtiss-Wright Corp.	2,333	323,517
Advanced Energy Industries, Inc.	2,211	201,334
Total Industrial		2,940,734
Basic Materials - 5.2%
Huntsman Corp.	20,447	713,191
Westlake Chemical Corp.	5,207	505,756
Reliance Steel & Aluminum Co.	1,872	303,676
Nucor Corp.	1,978	225,789
International Flavors & Fragrances, Inc.	1,105	166,468
Dow, Inc.	2,118	120,133

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 96.1% (continued)
Basic Materials - 5.2% (continued)
DuPont de Nemours, Inc.	1,392	$112,446
Total Basic Materials		2,147,459
Total Common Stocks
(Cost $28,458,311)		39,583,315

EXCHANGE-TRADED FUNDS† - 1.0%
iShares Russell 1000 Value ETF	2,525	424,024
Total Exchange-Traded Funds
(Cost $399,293)		424,024

MONEY MARKET FUND† - 2.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	1,185,704	1,185,704
Total Money Market Fund
(Cost $1,185,704)		1,185,704
Total Investments - 100.0%
(Cost $30,043,308)		$41,193,043
Other Assets & Liabilities, net - 0.0%		(14,511)
Total Net Assets - 100.0%		$41,178,532

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,583,315	$—	$—	$39,583,315
Exchange-Traded Funds	424,024	—	—	424,024
Money Market Fund	1,185,704	—	—	1,185,704
Total Assets	$41,193,043	$—	$—	$41,193,043

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 0.3%
Financial - 0.3%
KKR Acquisition Holdings I Corp. — Class A*,1	820,948	$7,996,033
RXR Acquisition Corp. — Class A*,1	182,429	1,778,683
TPG Pace Beneficial II Corp.*,1	148,829	1,458,524
MSD Acquisition Corp. — Class A*,1	136,871	1,355,023
AfterNext HealthTech Acquisition Corp. — Class A*,1	135,000	1,316,250
Conyers Park III Acquisition Corp. — Class A*,1	125,300	1,221,675
Acropolis Infrastructure Acquisition Corp. — Class A*,1	86,600	839,154
Blue Whale Acquisition Corp.*,1	72,300	700,587
Waverley Capital Acquisition Corp. 1*,1	49,500	489,555
Waverley Capital Acquisition Corp. 1 - Class A*,1	49,500	480,150
Colicity, Inc. — Class A*,1	46,809	456,388
Total Financial		18,092,022
Communications - 0.0%
Figs, Inc. — Class A*,2	43,750	1,205,750
Vacasa, Inc. — Class A*	81,407	677,306
Total Communications		1,883,056
Total Common Stocks
(Cost $19,837,258)		19,975,078

PREFERRED STOCKS†† - 0.5%
Financial - 0.5%
Wells Fargo & Co., 3.90%*,3	11,150,000	11,456,625
Markel Corp., 6.00%*,3	7,210,000	7,903,963
MetLife, Inc., 3.85%*,3	4,620,000	4,712,400
Bank of New York Mellon Corp., 4.70%*,3	3,010,000	3,210,918
American Financial Group, Inc., 4.50% due 09/15/60	102,052	2,754,383
First Republic Bank, 4.13%	69,600	1,761,576
American Equity Investment Life Holding Co., 5.95%	8,000	220,000
Total Financial		32,019,865
Total Preferred Stocks
(Cost $30,495,850)		32,019,865

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27*,1	205,236	204,949
Ginkgo Bioworks Holdings, Inc.
Expiring 12/31/27*	19,663	44,045
Conyers Park III Acquisition Corp.
Expiring 08/12/28*	41,766	36,754
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*	45,000	31,482
MSD Acquisition Corp.
Expiring 05/13/23*,1	27,374	31,343
RXR Acquisition Corp.
Expiring 03/08/26*,1	36,482	25,526
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	28,866	23,125
Blue Whale Acquisition Corp.
Expiring 07/30/26*,1	18,074	15,361
Waverley Capital Acquisition Corp. 1 - Class A
Expiring 04/30/27*,1	16,500	10,562
Colicity, Inc. - Class A
Expiring 12/31/27*,1	9,360	7,207
Total Warrants
(Cost $513,280)		430,354

EXCHANGE-TRADED FUNDS† - 3.2%
iShares Core U.S. Aggregate Bond ETF[4]	1,699,117	193,835,267
Total Exchange-Traded Funds
(Cost $200,016,378)		193,835,267

MUTUAL FUNDS† - 1.5%
Guggenheim Strategy Fund III[5]	1,201,187	30,065,711
Guggenheim Strategy Fund II5	1,200,247	29,862,157
Guggenheim Ultra Short Duration Fund — Institutional Class[5]	2,939,119	29,156,056
Total Mutual Funds
(Cost $87,935,613)		89,083,924

MONEY MARKET FUND† - 3.5%
Dreyfus Treasury Obligations Cash Management Fund, 0.01%[6]	143,283,061	143,283,061
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[6]	66,687,714	66,687,714
Total Money Market Fund
(Cost $209,970,775)		209,970,775

	Face Amount~
ASSET-BACKED SECURITIES†† - 32.6%
Collateralized Loan Obligations - 20.5%
Shackleton CLO Ltd.
2017-8A, 1.05% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[7,8]	47,224,321	47,226,314
2018-6RA, 1.14% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[7,8]	27,028,250	27,032,807

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Collateralized Loan Obligations - 20.5% (continued)
Cerberus Loan Funding XXXIV, LP
2021-4A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33[7,8]	61,592,029	$61,569,548
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.82% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[7,8]	48,500,000	48,620,954
2021-1A, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/33[7,8]	6,250,000	6,254,261
BXMT Ltd.
2020-FL2, 1.07% (30 Day Average U.S. Secured Overnight Financing Rate + 1.01%, Rate Floor: 0.90%) due 02/15/38[7,8]	25,122,000	25,065,290
2020-FL2, 1.32% (30 Day Average U.S. Secured Overnight Financing Rate + 1.26%, Rate Floor: 1.15%) due 02/15/38[8]	14,310,000	14,268,228
2020-FL3, 1.92% (30 Day Average U.S. Secured Overnight Financing Rate + 1.86%, Rate Floor: 1.75%) due 11/15/37[7,8]	4,500,000	4,500,520
2020-FL3, 2.32% (30 Day Average U.S. Secured Overnight Financing Rate + 2.26%, Rate Floor: 2.15%) due 11/15/37[8]	2,000,000	2,000,246
2020-FL2, 1.57% (30 Day Average U.S. Secured Overnight Financing Rate + 1.51%, Rate Floor: 1.40%) due 02/15/38[7,8]	2,000,000	1,999,166
Palmer Square Loan Funding Ltd.
2021-1A, 1.03% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29[7,8]	16,626,675	16,624,407
2018-4A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[7,8]	6,258,866	6,253,686
2021-3A, 1.92% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/20/29[7,8]	5,000,000	4,953,292
2021-2A, 1.56% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29[7,8]	4,000,000	3,960,943
2018-4A, 1.61% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[7,8]	3,500,000	3,499,362
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[7,8]	2,253,951	2,253,053
Golub Capital Partners CLO 49M Ltd.
2021-49A, 1.63% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33[7,8]	36,500,000	36,526,959
CHCP Ltd.
2021-FL1, 1.22% (30 Day Average U.S. Secured Overnight Financing Rate + 1.16%, Rate Floor: 1.05%) due 02/15/38[7,8]	34,750,000	34,616,543
LCM XXIV Ltd.
2021-24A, 1.11% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30[7,8]	31,250,000	31,228,738
ABPCI Direct Lending Fund IX LLC
2021-9A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31[7,8]	30,750,000	30,749,969
Golub Capital Partners CLO 54M, LP
2021-54A, 1.65% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33[7,8]	29,000,000	29,018,662
LCCM Trust
2021-FL3, 1.55% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38[7,8]	22,250,000	22,235,222

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Collateralized Loan Obligations - 20.5% (continued)
2021-FL2, 2.01% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38[7,8]	6,000,000	$5,991,129
Owl Rock CLO IV Ltd.
2021-4A, 1.74% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33[7,8]	24,250,000	24,273,285
2021-4A, 2.04% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/20/33[7,8]	3,650,000	3,636,732
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.73% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[7,8]	27,650,000	27,702,153
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.44% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[7,8]	27,500,000	27,388,724
HERA Commercial Mortgage Ltd.
2021-FL1, 1.15% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[8]	22,750,000	22,573,110
2021-FL1, 1.70% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38[7,8]	3,750,000	3,719,235
Cerberus Loan Funding XXVI, LP
2021-1A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[7,8]	23,000,000	23,025,164
2021-1A, 2.02% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/31[7,8]	3,250,000	3,255,446
Cerberus Loan Funding XXXI, LP
2021-1A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[7,8]	13,500,000	13,511,650
2021-1A, 2.02% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/32[7,8]	9,600,000	9,612,813
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.04% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[7,8]	23,000,000	22,999,897
Parliament Clo II Ltd.
2021-2A, 1.84% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 08/20/32[7,8]	22,250,000	22,222,724
2021-2A, 2.70% (3 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 08/20/32[7,8]	500,000	498,741
LoanCore Issuer Ltd.
2019-CRE2, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[7,8]	8,550,000	8,547,037
2021-CRE4, 1.42% (30 Day Average U.S. Secured Overnight Financing Rate + 1.36%, Rate Floor: 1.25%) due 07/15/35[7,8]	7,500,000	7,477,533
2018-CRE1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[7,8]	3,500,000	3,499,998
2018-CRE1, 1.24% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[7,8]	2,794,454	2,796,531
Madison Park Funding XLVIII Ltd.
2021-48A, 1.57% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33[7,8]	22,000,000	21,757,545
MidOcean Credit CLO VII
2020-7A, 1.16% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[7,8]	20,500,000	20,499,756

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Collateralized Loan Obligations - 20.5% (continued)
Dryden 33 Senior Loan Fund
2020-33A, 1.12% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[7,8]	10,463,125	$10,455,952
2020-33A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/29[7,8]	8,250,000	8,235,313
Cerberus Loan Funding XXXII, LP
2021-2A, 1.74% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[7,8]	14,250,000	14,299,848
2021-2A, 2.02% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33[7,8]	4,000,000	4,014,766
Cerberus Loan Funding XXX, LP
2020-3A, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[7,8]	18,000,000	18,089,010
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.73% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[7,8]	15,250,000	15,248,489
2021-1A, 2.28% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 04/20/32[7,8]	2,250,000	2,255,539
2021-1A, 2.03% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/32[7,8]	300,000	300,635
Diamond CLO Ltd.
2021-1A, 1.32% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29[7,8]	10,574,313	10,570,538
2018-1A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[7,8]	6,000,000	5,998,174
BRSP Ltd.
2021-FL1, 2.25% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 08/19/38[7,8]	10,000,000	9,970,428
2021-FL1, 2.00% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38[7,8]	6,400,000	6,386,413
Woodmont Trust
2020-7A, 2.02% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[7,8]	16,250,000	16,322,441
ABPCI DIRECT LENDING FUND CLO V Ltd.
2021-5A, 2.03% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/31[7,8]	15,500,000	15,505,377
Venture XIV CLO Ltd.
2020-14A, 1.21% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[7,8]	15,000,000	15,001,015
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.53% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33[7,8]	15,000,000	14,999,979
AMMC CLO XI Ltd.
2020-11A, 1.83% due 04/30/31[7]	14,300,000	14,280,927
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.68% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33[7,8]	11,500,000	11,533,620
2021-3A, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33[7,8]	2,000,000	2,003,691
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.42% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[7,8]	13,450,000	13,423,772
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.83% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[7,8]	12,250,000	12,304,168

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Collateralized Loan Obligations - 20.5% (continued)
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[7,8]	11,500,000	$11,502,238
Fortress Credit Opportunities IX CLO Ltd.
2021-9A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33[7,8]	11,500,000	11,486,685
Lake Shore MM CLO III LLC
2021-2A, 1.60% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31[7,8]	11,250,000	11,249,979
ACRES Commercial Realty 2021-FL1 Ltd.
2021-FL1, 1.91% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 06/15/36[7,8]	11,200,000	11,194,540
FS RIALTO
2021-FL2, 2.16% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/16/28[8]	3,250,000	3,245,913
Neuberger Berman CLO XVI-S Ltd.
2021-16SA, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/34[7,8]	10,200,000	10,071,191
Allegro CLO IX Ltd.
2018-3A, 1.29% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31[7,8]	10,000,000	10,000,135
KREF
2021-FL2, 1.76% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 02/15/39[7,8]	10,000,000	9,967,164
Recette CLO Ltd.
2021-1A, 1.53% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/20/34[7,8]	10,000,000	9,824,414
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 1.94% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31[7,8]	9,250,000	9,250,006
PFP Ltd.
2021-7, 1.51% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/14/38[7,8]	4,599,770	4,570,600
2021-7, 2.51% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38[7,8]	4,104,795	4,089,953
Cerberus Loan Funding XXXV, LP
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33[7,8]	8,000,000	7,992,777
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33[7,8]	7,000,000	6,979,667
2021-9A, 1.93% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33[7,8]	1,000,000	993,746
LoanCore 2021-CRE5 Issuer Ltd.
2021-CRE5, 2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/36[7,8]	7,900,000	7,869,982
FS Rialto
2021-FL3, 1.91% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36[8]	7,500,000	7,487,957
GPMT Ltd.
2019-FL2, 1.40% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[8]	7,482,946	7,478,577
BDS 2021-FL8
2021-FL8, 2.00% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/18/36[7,8]	7,000,000	6,931,509
BCC Middle Market CLO LLC
2021-1A, 1.66% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33[7,8]	6,750,000	6,733,498
KREF Funding V LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26†††,8	6,584,216	6,580,176
0.15% due 06/25/26†††,9	27,272,727	22,200

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Collateralized Loan Obligations - 20.5% (continued)
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.40% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[7,8]	6,529,571	$6,481,949
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6, 1.76% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/16/36[7,8]	6,000,000	5,984,377
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33[7,8]	6,000,000	5,949,508
Marathon CLO V Ltd.
2017-5A, 1.03% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[7,8]	5,754,100	5,751,410
BSPRT Issuer Ltd.
2021-FL6, 2.16% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36[8]	5,000,000	4,981,360
2018-FL4, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[8]	586,825	586,824
Parliament CLO II Ltd.
2021-2A, 1.50% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32[7,8]	5,250,000	5,245,151
CIFC Funding Ltd.
2021-4A, 1.38% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/34[7,8]	5,000,000	4,993,112
BDS 2021-FL9 Ltd.
2021-FL9, 2.00% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/16/38[7,8]	5,000,000	4,979,948
Owl Rock CLO II Ltd.
2021-2A, 1.68% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33[7,8]	5,000,000	4,974,426
ACRES Commercial Realty Ltd.
2021-FL1, 2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36[8]	4,800,000	4,767,556
Carlyle Global Market Strategies CLO Ltd.
2018-4A, 1.12% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31[7,8]	4,681,009	4,666,937
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.20% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37[7,8]	4,500,000	4,488,098
VOYA CLO
2021-2A, 2.27% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30[7,8]	4,500,000	4,474,148
Avery Point VI CLO Ltd.
2021-6A, 1.49% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/05/27[7,8]	4,000,000	3,996,276
Magnetite XXIX Ltd.
2021-29A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34[7,8]	4,000,000	3,988,834
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32[7,8]	4,000,000	3,972,119
Owl Rock CLO VI Ltd.
2021-6A, 1.87% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32[7,8]	3,500,000	3,490,216
AMMC CLO XIV Ltd.
2021-14A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29[7,8]	3,250,000	3,234,462

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Collateralized Loan Obligations - 20.5% (continued)
STWD Ltd.
2019-FL1, 2.06% (30 Day Average U.S. Secured Overnight Financing Rate + 2.06%, Rate Floor: 1.95%) due 07/15/38[8]	3,200,000	$3,191,906
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.77% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[7,8]	2,500,000	2,500,386
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.02% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[7,8]	2,425,545	2,425,387
Greystone Commercial Real Estate Notes
2021-FL3, 1.76% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/15/39[7,8]	2,200,000	2,185,979
STWD 2021-FL2 Ltd.
2021-FL2, 1.91% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/18/38[7,8]	2,187,000	2,178,942
HGI CRE CLO Ltd.
2021-FL2, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36[8]	2,000,000	1,986,882
TRTX Issuer Ltd.
2019-FL3, 1.32% (30 Day Average U.S. Secured Overnight Financing Rate + 1.26%, Rate Floor: 1.15%) due 10/15/34[8]	1,805,569	1,803,592
BDS Ltd.
2020-FL5, 1.97% (30 Day Average U.S. Secured Overnight Financing Rate + 1.91%, Rate Floor: 1.80%) due 02/16/37[8]	1,400,000	1,396,641
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[7,10]	1,500,000	1,260,756
Newfleet CLO Ltd.
2018-1A, 1.08% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[7,8]	1,072,880	1,072,325
Northwoods Capital XII-B Ltd.
2018-12BA, 0.95% (3 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 06/15/31[7,8]	875,000	873,728
Treman Park CLO Ltd.
2015-1A, due 10/20/28[7,10]	1,000,000	803,046
TCP Waterman CLO Ltd.
2016-1A, 2.25% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/28[7,8]	663,174	663,174
Oaktree CLO Ltd.
2017-1A, 1.00% (3 Month USD LIBOR + 0.87%) due 10/20/27[7,8]	531,330	531,079
KVK CLO Ltd.
2017-1A, 1.03% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[7,8]	490,127	490,127
Wind River CLO Ltd.
2017-2A, 0.99% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[7,8]	257,640	257,622
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[7,10]	301,370	344
Copper River CLO Ltd.
2007-1A, due 01/20/21[10,11]	500,000	100
Total Collateralized Loan Obligations		1,232,799,102
Financial - 4.3%
Station Place Securitization Trust
2021-15, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22†††,7,8	61,500,000	61,500,000
2021-9, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22†††,7,8	29,450,000	29,450,000
2021-3, 1.00% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/22†††,7,8	10,300,000	10,300,000

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Financial - 4.3% (continued)
2021-SP1, 1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22†††,7,8	3,000,000		$3,000,000
2021-WL2, 1.35% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 03/25/54†††,7,8	2,000,000		2,000,000
2021-WL1, 0.95% (1 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 01/26/54†††,7,8	550,000		550,000
2021-WL1, 1.15% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 01/26/54†††,7,8	416,667		416,667
Station Place Securitization Trust Series 2021-17
2021-17, 0.50% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 06/22/22[7,8]	39,000,000		39,000,000
Station Place Securitization Trust Series 2021-14
2021-14, 0.79% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 12/08/22†††,7,8	35,000,000		35,000,000
Strategic Partners Fund VIII LP
2.59% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/10/25†††,8	23,500,000		23,500,987
3.09% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/10/25†††,8	4,000,000		4,000,409
HV Eight LLC
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 12/28/25†††,8	EUR	21,000,000	23,880,618
Madison Avenue Secured Funding Trust Series
2021-1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23[7,8]	15,900,000		15,900,000
Ceamer Finance LLC
3.69% due 03/22/31†††	4,500,000		4,353,466
KKR Core Holding Company LLC
4.00% due 08/12/31†††	3,650,000		3,574,734
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24†††,8	EUR	2,148,824	2,445,213
Total Financial			258,872,094
Transport-Container - 1.9%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[7]	37,918,125		37,123,149
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[7]	16,308,333		16,186,176
2020-1A, 2.08% due 09/18/45[7]	1,730,500		1,720,601
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[7]	17,191,518		16,786,333
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[7]	16,999,937		16,465,240
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[7]	10,546,667		10,253,102
2020-1A, 2.73% due 08/21/45[7]	5,003,368		5,015,212
Textainer Marine Containers VIII Ltd.
2020-2A, 2.10% due 09/20/45[7]	4,406,818		4,380,101
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[7]	3,351,563		3,338,263
Total Transport-Container			111,268,177
Net Lease - 1.5%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[7]	39,980,140		39,601,276
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[7]	15,285,677		15,287,731
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[7]	10,343,333		10,598,144
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[7]	6,932,625		6,872,303
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[7]	5,883,483		5,795,773
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[7]	3,000,000		2,911,253

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Net Lease - 1.5% (continued)
2021-1, 2.51% due 07/20/51[7]	2,500,000	$2,431,573
CARS-DB4, LP
2020-1A, 3.19% due 02/15/50[7]	3,988,333	4,062,479
2020-1A, 3.25% due 02/15/50[7]	898,940	928,576
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[7]	2,500,000	2,451,279
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[7]	1,994,167	2,046,238
Total Net Lease		92,986,625
Transport-Aircraft - 1.4%
AASET Trust
2021-1A, 2.95% due 11/16/41[7]	17,440,031	17,091,430
2017-1A, 3.97% due 05/16/42[7]	3,292,494	2,968,885
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[7]	15,007,535	14,328,764
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[7]	9,711,312	8,732,176
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[7]	9,012,485	7,935,520
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[7]	7,009,702	6,865,851
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[7]	7,008,725	6,863,668
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[7]	6,781,073	6,583,743
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[7]	6,093,847	6,162,348
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[7]	2,676,843	2,609,383
2017-1, 4.58% due 02/15/42[7]	1,099,706	1,087,817
Raspro Trust
2005-1A, 1.06% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[7,8]	2,915,002	2,911,469
Total Transport-Aircraft		84,141,054
Whole Business - 1.4%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[7]	25,389,540	25,669,333
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[7]	18,750,000	18,379,912
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[7]	6,125,000	6,253,061
2021-1A, 2.39% due 04/25/51[7]	5,970,000	5,866,385
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[7]	9,180,625	9,092,399
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[7]	7,820,700	7,808,609
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[7]	7,159,375	7,302,527
Domino's Pizza Master Issuer LLC
2019-1A, 3.67% due 10/25/49[7]	1,719,375	1,809,651
Total Whole Business		82,181,877
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[7]	24,650,000	24,651,477
Anchorage Credit Funding Ltd.
2021-13A, 2.88% due 07/27/39[7]	8,500,000	8,501,223
2021-13A, 3.15% due 07/27/39[7]	8,050,000	8,038,804
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[7]	9,750,000	9,749,514
Total Collateralized Debt Obligations		50,941,018
Infrastructure - 0.7%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[7]	31,500,000	32,356,431

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Infrastructure - 0.7% (continued)
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[7]	7,013,811	$7,079,892
Total Infrastructure		39,436,323
Single Family Residence - 0.1%
FirstKey Homes Trust
2021-SFR1, 2.19% due 08/17/38[7]	4,000,000	3,920,574
Total Asset-Backed Securities
(Cost $1,964,502,925)		1,956,546,844

CORPORATE BONDS†† - 30.3%
Financial - 11.8%
F&G Global Funding
0.90% due 09/20/24[7]	42,100,000	41,474,130
1.75% due 06/30/26[7]	14,250,000	14,161,049
Societe Generale S.A.
1.79% due 06/09/27[3,7]	28,000,000	27,400,647
1.49% due 12/14/26[3,7]	10,500,000	10,226,417
3.88% due 03/28/24[7]	350,000	368,236
Macquarie Group Ltd.
1.63% due 09/23/27[3,7]	16,750,000	16,412,253
1.20% due 10/14/25[3,7]	13,550,000	13,430,954
Athene Global Funding
1.99% due 08/19/28[7]	15,850,000	15,401,361
1.73% due 10/02/26[7]	14,700,000	14,427,839
American International Group, Inc.
2.50% due 06/30/25	26,630,000	27,458,080
Equitable Financial Life Global Funding
1.40% due 07/07/25[7]	15,000,000	14,862,253
1.80% due 03/08/28[7]	12,000,000	11,800,243
Pershing Square Holdings Ltd.
3.25% due 10/01/31	25,600,000	25,627,955
Cooperatieve Rabobank UA
1.34% due 06/24/26[3,7]	15,000,000	14,784,426
1.98% due 12/15/27[3,7]	10,000,000	10,002,696
GA Global Funding Trust
1.95% due 09/15/28[7]	16,600,000	16,131,169
1.63% due 01/15/26[7]	7,300,000	7,239,713
Reliance Standard Life Global Funding II
2.75% due 05/07/25[7]	20,850,000	21,604,145
BNP Paribas S.A.
1.32% due 01/13/27[3,7]	21,350,000	20,774,839
2.22% due 06/09/26[3,7]	400,000	403,721
Citizens Bank North America/Providence RI
2.25% due 04/28/25	20,000,000	20,466,167
Barclays Bank plc
1.70% due 05/12/22	18,450,000	18,512,736
Credit Agricole S.A.
1.25% due 01/26/27[3,7]	17,950,000	17,466,414
1.91% due 06/16/26[3,7]	400,000	400,769
CIT Group, Inc.
3.93% due 06/19/24[3]	15,200,000	15,692,832
4.75% due 02/16/24	1,000,000	1,057,500
Ares Finance Company LLC
4.00% due 10/08/24[7]	14,617,000	15,282,454
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[7]	10,800,000	10,719,000
3.88% due 03/01/31[7]	4,100,000	4,161,500
JPMorgan Chase & Co.
1.47% due 09/22/27[3]	15,000,000	14,703,398
Regions Financial Corp.
2.25% due 05/18/25	14,000,000	14,273,983
CNO Global Funding
1.75% due 10/07/26[7]	14,400,000	14,225,741
ABN AMRO Bank N.V.
1.54% due 06/16/27[3,7]	14,000,000	13,722,981
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[7]	11,450,000	12,784,756
American Tower Corp.
1.60% due 04/15/26	12,500,000	12,372,111
Deloitte LLP
4.35% due 11/17/23†††	7,300,000	7,579,122
3.46% due 05/07/27†††	4,500,000	4,621,629
Iron Mountain, Inc.
4.88% due 09/15/27[7]	7,360,000	7,632,173
5.00% due 07/15/28[7]	3,085,000	3,169,837
Standard Chartered plc
1.32% due 10/14/23[3,7]	10,150,000	10,158,284
4.25% due 01/20/23[3,7]	500,000	500,716
Essex Portfolio, LP
1.70% due 03/01/28	10,450,000	10,174,981
Apollo Management Holdings, LP
4.40% due 05/27/26[7]	7,115,000	7,847,767
4.00% due 05/30/24[7]	1,846,000	1,955,416
ING Groep N.V.
1.73% due 04/01/27[3]	9,800,000	9,734,152
BPCE S.A.
1.65% due 10/06/26[3,7]	9,500,000	9,373,018
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	6,970,687
6.13% due 03/15/24	1,500,000	1,590,345
7.13% due 03/15/26	50,000	57,000
First American Financial Corp.
4.00% due 05/15/30	7,860,000	8,603,010

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 30.3% (continued)
Financial - 11.8% (continued)
KKR Group Finance Company VI LLC
3.75% due 07/01/29[7]	7,040,000	$7,730,261
Morgan Stanley
2.19% due 04/28/26[3]	7,000,000	7,137,319
3.77% due 01/24/29[3]	361,000	392,831
SLM Corp.
3.13% due 11/02/26	7,500,000	7,425,000
FS KKR Capital Corp.
2.63% due 01/15/27	7,400,000	7,302,853
Goldman Sachs Group, Inc.
3.50% due 04/01/25	6,900,000	7,296,294
Belrose Funding Trust
2.33% due 08/15/30[7]	7,100,000	6,961,373
SBA Communications Corp.
3.13% due 02/01/29[7]	6,500,000	6,240,000
3.88% due 02/15/27	700,000	721,000
LPL Holdings, Inc.
4.00% due 03/15/29[7]	4,450,000	4,555,687
4.63% due 11/15/27[7]	2,000,000	2,070,000
Starwood Property Trust, Inc.
3.75% due 12/31/24[7]	5,075,000	5,129,607
Brighthouse Financial Global Funding
0.81% (U.S. Secured Overnight Financing Rate + 0.76%) due 04/12/24[7,8]	5,050,000	5,074,238
Westpac Banking Corp.
0.97% (3 Month USD LIBOR + 0.85%) due 01/11/22[8]	5,000,000	4,999,818
Horace Mann Educators Corp.
4.50% due 12/01/25	4,420,000	4,772,057
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[7]	4,300,000	4,407,500
United Wholesale Mortgage LLC
5.50% due 11/15/25[7]	3,880,000	3,952,750
5.50% due 04/15/29[7]	275,000	269,844
Peachtree Corners Funding Trust
3.98% due 02/15/25[7]	3,450,000	3,674,598
Hunt Companies, Inc.
5.25% due 04/15/29[7]	3,250,000	3,201,250
CNA Financial Corp.
4.50% due 03/01/26	2,298,000	2,535,707
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,060,000	2,150,433
Equitable Holdings, Inc.
4.35% due 04/20/28	1,700,000	1,905,723
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,535,792
CNO Financial Group, Inc.
5.25% due 05/30/25	1,000,000	1,103,648
Trinity Acquisition plc
4.40% due 03/15/26	881,000	963,778
Newmark Group, Inc.
6.13% due 11/15/23	775,000	829,250
Old Republic International Corp.
3.88% due 08/26/26	700,000	757,904
Equinix, Inc.
1.55% due 03/15/28	700,000	673,296
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	400,000	424,340
Assurant, Inc.
4.90% due 03/27/28	350,000	400,960
PNC Bank North America
3.88% due 04/10/25	150,000	161,050
HUB International Ltd.
7.00% due 05/01/26[7]	150,000	154,125
Greystar Real Estate Partners LLC
5.75% due 12/01/25[7]	150,000	152,658
Total Financial		706,865,549
Industrial - 4.5%
Boeing Co.
4.88% due 05/01/25	50,500,000	55,250,569
2.20% due 02/04/26	10,450,000	10,447,510
CNH Industrial Capital LLC
1.45% due 07/15/26	12,500,000	12,232,024
1.95% due 07/02/23	9,600,000	9,724,903
1.88% due 01/15/26	4,960,000	4,962,112
Siemens Financieringsmaatschappij N.V.
0.82% (3 Month USD LIBOR + 0.61%) due 03/16/22[7,8]	20,410,000	20,428,557
Berry Global, Inc.
1.57% due 01/15/26	11,750,000	11,497,610
4.88% due 07/15/26[7]	5,165,000	5,342,779
Sealed Air Corp.
1.57% due 10/15/26[7]	16,450,000	15,949,605
TD SYNNEX Corp.
1.25% due 08/09/24[7]	14,400,000	14,236,746
Ryder System, Inc.
3.35% due 09/01/25	10,600,000	11,199,135
3.75% due 06/09/23	1,350,000	1,400,024
Graphic Packaging International LLC
1.51% due 04/15/26[7]	6,500,000	6,383,140
0.82% due 04/15/24[7]	6,250,000	6,150,648
Silgan Holdings, Inc.
1.40% due 04/01/26[7]	12,600,000	12,292,056
Teledyne Technologies, Inc.
2.25% due 04/01/28	12,000,000	11,991,252
Vontier Corp.
1.80% due 04/01/26[7]	7,050,000	6,937,905
2.40% due 04/01/28[7]	3,900,000	3,767,790

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 30.3% (continued)
Industrial - 4.5% (continued)
Standard Industries, Inc.
5.00% due 02/15/27[7]	6,000,000	$6,176,400
4.75% due 01/15/28[7]	2,671,000	2,757,808
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[7]	5,475,000	6,006,892
4.20% due 04/01/27[7]	500,000	550,822
Owens Corning
3.88% due 06/01/30	5,910,000	6,445,528
Jabil, Inc.
1.70% due 04/15/26	3,800,000	3,789,613
GATX Corp.
3.85% due 03/30/27	2,900,000	3,128,736
3.50% due 03/15/28	200,000	214,840
Hardwood Funding LLC
2.37% due 06/07/28†††	3,000,000	2,993,341
Weir Group plc
2.20% due 05/13/26[7]	2,610,000	2,573,568
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[7]	2,500,000	2,476,875
Huntington Ingalls Industries, Inc.
2.04% due 08/16/28[7]	2,250,000	2,202,653
Xylem, Inc.
1.95% due 01/30/28	2,050,000	2,026,712
National Basketball Association
2.51% due 12/16/24†††	1,900,000	1,934,160
Mueller Water Products, Inc.
4.00% due 06/15/29[7]	1,300,000	1,313,000
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[7]	800,000	832,000
JELD-WEN, Inc.
6.25% due 05/15/25[7]	535,000	559,075
Amsted Industries, Inc.
4.63% due 05/15/30[7]	350,000	358,750
5.63% due 07/01/27[7]	100,000	104,000
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[7]	275,000	288,035
EnerSys
5.00% due 04/30/23[7]	175,000	180,250
Harsco Corp.
5.75% due 07/31/27[7]	125,000	127,344
Howmet Aerospace, Inc.
6.88% due 05/01/25	35,000	40,240
Total Industrial		267,275,007
Consumer, Non-cyclical - 3.7%
Triton Container International Ltd.
1.15% due 06/07/24[7]	26,000,000	25,629,235
0.80% due 08/01/23[7]	14,550,000	14,406,542
2.05% due 04/15/26[7]	1,800,000	1,785,862
Global Payments, Inc.
2.15% due 01/15/27	31,000,000	31,123,317
Baxter International, Inc.
1.92% due 02/01/27[7]	15,500,000	15,556,819
CoStar Group, Inc.
2.80% due 07/15/30[7]	15,280,000	15,283,612
GXO Logistics, Inc.
1.65% due 07/15/26[7]	15,000,000	14,636,100
Laboratory Corporation of America Holdings
1.55% due 06/01/26	13,700,000	13,542,747
BAT International Finance plc
1.67% due 03/25/26	13,000,000	12,761,439
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[7]	11,200,000	10,812,368
PRA Health Sciences, Inc.
2.88% due 07/15/26[7]	10,280,000	10,292,850
Altria Group, Inc.
2.35% due 05/06/25	8,000,000	8,187,793
Spectrum Brands, Inc.
5.75% due 07/15/25	6,780,000	6,924,075
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,642,203
3.56% due 08/15/27	2,000,000	2,097,601
Royalty Pharma plc
1.75% due 09/02/27	5,150,000	5,059,750
Element Fleet Management Corp.
1.60% due 04/06/24[7]	5,050,000	5,054,038
US Foods, Inc.
6.25% due 04/15/25[7]	3,750,000	3,904,687
4.75% due 02/15/29[7]	1,011,000	1,027,429
Olympus Corp.
2.14% due 12/08/26[7]	4,350,000	4,380,623
DaVita, Inc.
4.63% due 06/01/30[7]	3,086,000	3,159,292
3.75% due 02/15/31[7]	800,000	779,464
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[7]	2,828,000	2,898,700
Block, Inc.
2.75% due 06/01/26[7]	2,350,000	2,352,796
Bunge Limited Finance Corp.
1.63% due 08/17/25	1,900,000	1,893,143

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 30.3% (continued)
Consumer, Non-cyclical - 3.7% (continued)
Hologic, Inc.
3.25% due 02/15/29[7]	1,550,000	$1,550,000
Molina Healthcare, Inc.
4.38% due 06/15/28[7]	1,115,000	1,148,450
Avantor Funding, Inc.
4.63% due 07/15/28[7]	1,050,000	1,094,625
Service Corporation International
3.38% due 08/15/30	750,000	736,177
Sabre GLBL, Inc.
7.38% due 09/01/25[7]	250,000	261,250
9.25% due 04/15/25[7]	225,000	254,250
Edwards Lifesciences Corp.
4.30% due 06/15/28	420,000	471,765
Zimmer Biomet Holdings, Inc.
3.05% due 01/15/26	400,000	417,829
Smithfield Foods, Inc.
4.25% due 02/01/27[7]	350,000	375,903
Performance Food Group, Inc.
5.50% due 10/15/27[7]	100,000	104,375
Total Consumer, Non-cyclical		224,607,109
Technology - 3.0%
HCL America, Inc.
1.38% due 03/10/26[7]	38,700,000	37,661,800
Microchip Technology, Inc.
2.67% due 09/01/23	22,900,000	23,387,650
0.98% due 09/01/24[7]	8,750,000	8,589,240
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	22,350,000	22,899,922
3.25% due 02/15/29	810,000	817,233
NetApp, Inc.
2.38% due 06/22/27	17,800,000	18,265,596
Infor, Inc.
1.75% due 07/15/25[7]	13,800,000	13,696,164
1.45% due 07/15/23[7]	1,100,000	1,103,335
Qorvo, Inc.
1.75% due 12/15/24[7]	10,600,000	10,606,816
4.38% due 10/15/29	1,380,000	1,464,525
3.38% due 04/01/31[7]	1,200,000	1,221,528
Oracle Corp.
2.30% due 03/25/28	12,400,000	12,361,569
Fidelity National Information Services, Inc.
1.65% due 03/01/28	11,000,000	10,650,230
Citrix Systems, Inc.
1.25% due 03/01/26	7,250,000	7,060,627
Broadcom, Inc.
4.15% due 11/15/30	5,492,000	6,090,936
NCR Corp.
5.13% due 04/15/29[7]	2,850,000	2,950,320
Leidos, Inc.
3.63% due 05/15/25	1,950,000	2,070,744
Twilio, Inc.
3.63% due 03/15/29	994,000	1,002,777
MSCI, Inc.
3.88% due 02/15/31[7]	379,000	394,634
Boxer Parent Company, Inc.
7.13% due 10/02/25[7]	150,000	157,313
Total Technology		182,452,959
Communications - 2.4%
ViacomCBS, Inc.
4.95% due 01/15/31	13,560,000	16,153,487
4.75% due 05/15/25	8,080,000	8,861,179
Level 3 Financing, Inc.
5.38% due 05/01/25	11,055,000	11,295,612
3.63% due 01/15/29[7]	5,070,000	4,816,500
5.25% due 03/15/26	3,991,000	4,079,321
4.25% due 07/01/28[7]	2,277,000	2,254,230
3.75% due 07/15/29[7]	2,150,000	2,042,500
Verizon Communications, Inc.
2.10% due 03/22/28	22,600,000	22,643,045
T-Mobile USA, Inc.
2.25% due 02/15/26[7]	8,150,000	8,170,375
3.50% due 04/15/25	5,000,000	5,297,371
2.63% due 04/15/26	3,200,000	3,216,000
3.88% due 04/15/30	540,000	590,627
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 01/15/29	11,700,000	11,415,662
2.80% due 04/01/31	3,250,000	3,215,850
Cogent Communications Group, Inc.
3.50% due 05/01/26[7]	12,350,000	12,543,648
Ziggo BV
4.88% due 01/15/30[7]	10,800,000	11,076,480
Netflix, Inc.
5.50% due 02/15/22	8,400,000	8,446,200
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[7]	1,850,000	1,863,958
Thomson Reuters Corp.
3.35% due 05/15/26	1,550,000	1,644,902
Fox Corp.
3.05% due 04/07/25	1,360,000	1,427,570
AMC Networks, Inc.
4.75% due 08/01/25	500,000	510,625
4.25% due 02/15/29	225,000	223,594
CSC Holdings LLC
4.13% due 12/01/30[7]	250,000	244,063
3.38% due 02/15/31[7]	225,000	210,656
TripAdvisor, Inc.
7.00% due 07/15/25[7]	400,000	422,000
Sirius XM Radio, Inc.
5.50% due 07/01/29[7]	75,000	80,813

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 30.3% (continued)
Communications - 2.4% (continued)
Match Group Holdings II LLC
4.63% due 06/01/28[7]	75,000	$78,030
Total Communications		142,824,298
Consumer, Cyclical - 1.8%
Hyatt Hotels Corp.
1.80% due 10/01/24	12,300,000	12,310,957
5.38% due 04/23/25	7,220,000	8,003,019
5.75% due 04/23/30	4,320,000	5,153,138
Marriott International, Inc.
4.63% due 06/15/30	7,320,000	8,234,600
5.75% due 05/01/25	6,610,000	7,440,492
2.13% due 10/03/22	2,345,000	2,365,511
Delta Air Lines, Inc.
7.00% due 05/01/25[7]	12,550,000	14,349,792
Alt-2 Structured Trust
2.95% due 05/14/31†††	11,959,386	11,679,365
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[7]	10,000,000	10,510,115
Choice Hotels International, Inc.
3.70% due 01/15/31	7,350,000	7,791,956
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[7]	5,400,000	5,371,596
4.00% due 05/01/31[7]	300,000	306,762
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	2,837,003	2,885,516
3.00% due 10/15/28	1,736,619	1,725,275
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[7]	3,350,000	3,576,125
Air Canada
3.88% due 08/15/26[7]	2,350,000	2,397,000
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	2,300,000	2,374,750
1011778 BC ULC / New Red Finance, Inc.
5.75% due 04/15/25[7]	700,000	726,250
Tempur Sealy International, Inc.
4.00% due 04/15/29[7]	375,000	381,563
Aramark Services, Inc.
5.00% due 02/01/28[7]	275,000	284,281
Powdr Corp.
6.00% due 08/01/25[7]	111,000	115,440
Total Consumer, Cyclical		107,983,503
Basic Materials - 1.2%
Anglo American Capital plc
2.25% due 03/17/28[7]	14,000,000	13,748,457
2.63% due 09/10/30[7]	9,370,000	9,187,847
4.00% due 09/11/27[7]	750,000	806,366
5.38% due 04/01/25[7]	600,000	662,995
Valvoline, Inc.
3.63% due 06/15/31[7]	11,161,000	10,807,196
4.25% due 02/15/30[7]	125,000	127,528
Carpenter Technology Corp.
4.45% due 03/01/23	8,405,000	8,612,965
6.38% due 07/15/28	1,145,000	1,217,244
Kaiser Aluminum Corp.
4.63% due 03/01/28[7]	9,643,000	9,739,430
Arconic Corp.
6.00% due 05/15/25[7]	7,811,000	8,162,495
Nucor Corp.
2.00% due 06/01/25	5,000,000	5,098,134
Alcoa Nederland Holding BV
5.50% due 12/15/27[7]	3,675,000	3,932,250
Steel Dynamics, Inc.
2.40% due 06/15/25	1,050,000	1,074,243
ArcelorMittal S.A.
4.55% due 03/11/26	400,000	437,839
Minerals Technologies, Inc.
5.00% due 07/01/28[7]	140,000	145,117
Total Basic Materials		73,760,106
Utilities - 1.1%
Alexander Funding Trust
1.84% due 11/15/23[7]	19,050,000	19,114,683
CenterPoint Energy, Inc.
0.70% (U.S. Secured Overnight Financing Rate + 0.65%) due 05/13/24[8]	10,400,000	10,403,848
OGE Energy Corp.
0.70% due 05/26/23	10,200,000	10,152,959
Entergy Corp.
1.90% due 06/15/28	9,100,000	8,916,476
Terraform Global Operating LLC
6.13% due 03/01/26[7]	6,170,000	6,285,688
Southern Co.
1.75% due 03/15/28	5,000,000	4,867,655
AES Corp.
3.30% due 07/15/25[7]	4,250,000	4,400,450
Puget Energy, Inc.
2.38% due 06/15/28	3,600,000	3,543,397
Total Utilities		67,685,156
Energy - 0.8%
Galaxy Pipeline Assets Bidco Ltd.
2.16% due 03/31/34[7]	20,000,000	19,602,403
BP Capital Markets plc
4.88% [3,12]	7,500,000	8,100,000
Rattler Midstream, LP
5.63% due 07/15/25[7]	7,250,000	7,540,000
Occidental Petroleum Corp.
5.50% due 12/01/25	5,000,000	5,546,850
Valero Energy Corp.
2.15% due 09/15/27	3,100,000	3,088,142
2.85% due 04/15/25	1,750,000	1,812,764
2.70% due 04/15/23	500,000	509,728

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 30.3% (continued)
Energy - 0.8% (continued)
Sabine Pass Liquefaction LLC
5.63% due 03/01/25	500,000	$555,112
5.00% due 03/15/27	300,000	336,953
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	550,000	608,423
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[7]	400,000	435,270
Parkland Corp.
5.88% due 07/15/27[7]	80,000	84,400
Total Energy		48,220,045
Total Corporate Bonds
(Cost $1,813,757,440)		1,821,673,732

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.5%
Residential Mortgage-Backed Securities - 12.8%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60[7,8]	37,312,481	36,999,157
2021-RPL7, 1.93% (WAC) due 07/27/61[7,8]	16,241,282	16,066,175
2020-RPL5, 3.02% (WAC) due 08/25/60[7,8]	15,625,814	15,711,412
2021-RPL4, 1.80% (WAC) due 12/27/60[7,8]	9,598,020	9,596,334
2018-RPL9, 3.85% (WAC) due 09/25/57[7,8]	7,266,428	7,478,276
2020-NQM1, 1.41% due 05/25/65[7,13]	3,823,142	3,812,353
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[7,13]	25,457,512	25,218,888
2021-GS4, 1.65% due 11/25/60[7,13]	22,416,425	22,143,303
2021-GS2, 1.75% due 04/25/61[7,13]	9,783,981	9,698,698
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[7,13]	51,787,391	51,309,958
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[7,13]	43,686,717	43,183,978
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[7]	28,950,000	28,928,962
2020-T3, 1.32% due 10/15/52[7]	12,450,000	12,443,959
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[7,13]	26,426,259	26,082,499
2021-HE2, 0.90% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 11/25/69[7,8]	4,302,691	4,300,019
2021-HE1, 1.00% (30 Day Average U.S. Secured Overnight Financing Rate + 0.95%, Rate Floor: 0.00%) due 01/25/70[7,8]	3,512,087	3,507,470
2019-NQM1, 2.67% (WAC) due 07/25/59[7,8]	3,136,362	3,131,853
2021-HE1, 0.90% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 01/25/70[7,8]	2,637,045	2,635,309
2019-NQM2, 2.75% (WAC) due 11/25/59[7,8]	918,649	912,389
Verus Securitization Trust
2020-5, 1.58% due 05/25/65[7,13]	8,877,950	8,849,607
2021-4, 1.35% (WAC) due 07/25/66[7,8]	8,584,475	8,415,414
2021-5, 1.37% (WAC) due 09/25/66[7,8]	8,309,826	8,176,008
2021-3, 1.44% (WAC) due 06/25/66[7,8]	5,711,596	5,642,499
2021-6, 1.89% (WAC) due 10/25/66[7,8]	4,087,745	4,057,271
2019-4, 2.64% due 11/25/59[7,13]	3,401,469	3,434,221
2020-1, 2.42% due 01/25/60[7,13]	1,768,284	1,772,471
PRPM LLC
2021-5, 1.79% due 06/25/26[7,13]	26,186,316	25,933,241
2021-8, 1.74% (WAC) due 09/25/26[7,8]	13,710,171	13,543,933
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[7]	33,150,000	33,144,016
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-T1, 1.43% due 08/15/53[7]	15,750,000	15,732,689
2020-APT1, 1.04% due 12/16/52[7]	10,900,000	10,900,595
FKRT
2.21% due 11/30/58†††,11	25,700,000	25,491,830

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.5% (continued)
Residential Mortgage-Backed Securities - 12.8% (continued)
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[7,8]	11,985,976	$12,133,832
2018-2, 3.25% (WAC) due 03/25/58[7,8]	6,492,671	6,629,226
2017-5, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[7,8]	4,930,834	4,928,277
2018-1, 3.00% (WAC) due 01/25/58[7,8]	897,513	908,839
Soundview Home Loan Trust
2006-OPT5, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[8]	12,657,317	12,471,365
2005-OPT3, 0.81% (1 Month USD LIBOR + 0.71%, Rate Floor: 0.71%) due 11/25/35[8]	2,877,717	2,876,370
2006-1, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[8]	1,379,666	1,379,626
LSTAR Securities Investment Ltd.
2021-1, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[8,11]	8,346,147	8,370,000
2021-2, 1.80% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[8,11]	6,617,085	6,636,347
ZH Trust
2021-2, 2.35% due 10/17/27[7]	10,000,000	9,922,870
2021-1, 2.25% due 02/18/27[7]	4,000,000	3,938,880
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[7,8]	8,273,529	8,485,279
2018-1A, 4.00% (WAC) due 12/25/57[7,8]	2,492,850	2,623,387
2019-6A, 3.50% (WAC) due 09/25/59[7,8]	1,869,616	1,932,269
2017-5A, 1.60% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[7,8]	794,520	804,033
Home Equity Loan Trust
2007-FRE1, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[8]	13,887,772	13,454,970
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[8,11]	7,786,065	7,986,159
2019-RM3, 2.80% (WAC) due 06/25/69[8,11]	2,429,935	2,439,953
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66[7,8]	10,001,996	9,995,404
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.73% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[8]	8,289,320	8,263,079
2006-BC4, 0.44% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36[8]	861,072	851,380
2007-BC1, 0.23% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 02/25/37[8]	89,613	88,728
NovaStar Mortgage Funding Trust Series
2007-2, 0.30% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[8]	8,958,296	8,814,441
Alternative Loan Trust
2007-OA7, 0.38% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47[8]	5,747,955	5,494,198
2007-OH3, 0.39% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[8]	2,523,399	2,422,929
CFMT LLC
2021-HB5, 1.37% (WAC) due 02/25/31[7,8]	6,950,000	6,863,054
Banc of America Funding Trust
2015-R2, 0.36% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[7,8]	6,712,220	6,610,207
Legacy Mortgage Asset Trust
2021-GS5, 2.25% due 07/25/67[7,13]	6,500,000	6,480,287

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.5% (continued)
Residential Mortgage-Backed Securities - 12.8% (continued)
American Home Mortgage Investment Trust
2006-3, 0.46% (1 Month USD LIBOR + 0.36%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46[8]	6,437,036	$6,220,194
CIT Mortgage Loan Trust
2007-1, 1.45% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[7,8]	5,067,133	5,089,051
2007-1, 1.55% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[7,8]	115,825	116,169
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[8]	5,103,639	5,099,278
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36[8]	5,057,802	4,981,748
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61[7,8]	4,954,731	4,954,905
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 0.35% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/36[8]	2,571,171	1,709,544
2007-HE3, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36[8]	1,841,987	1,211,351
2007-HE5, 0.28% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37[8]	1,765,440	992,520
2006-NC1, 0.67% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[8]	837,422	837,279
Securitized Asset-Backed Receivables LLC Trust
2007-HE1, 0.32% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 12/25/36[8]	13,566,328	4,386,728
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60[7,8]	4,349,052	4,320,781
HarborView Mortgage Loan Trust
2006-14, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[8]	2,399,981	2,269,061
2006-12, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[8]	2,012,989	1,959,726
BRAVO Residential Funding Trust
2021-HE2, 1.10% (30 Day Average U.S. Secured Overnight Financing Rate + 1.05%, Rate Floor: 0.00%) due 11/25/69[7,8]	3,951,047	3,948,599
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[7]	3,750,000	3,720,880
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66[7,8]	3,520,866	3,487,857
IXIS Real Estate Capital Trust
2006-HE1, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36[8]	5,309,764	3,483,473
First NLC Trust
2005-4, 0.88% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36[8]	3,487,421	3,468,453
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 1.05% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35[8]	3,405,585	3,417,488

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.5% (continued)
Residential Mortgage-Backed Securities - 12.8% (continued)
Morgan Stanley Home Equity Loan Trust
2006-2, 0.66% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36[8]	3,396,123	$3,382,088
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36[8]	3,350,000	3,320,628
Countrywide Asset-Backed Certificates
2006-6, 0.44% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[8]	2,292,604	2,286,826
2006-5, 0.68% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 08/25/36[8]	535,094	532,718
Finance of America HECM Buyout
2021-HB1, 1.59% (WAC) due 02/25/31[7,8]	2,850,000	2,818,819
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.75% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[8]	2,814,236	2,812,829
Ellington Financial Mortgage Trust
2021-2, 1.67% (WAC) due 06/25/66[7,8]	2,799,864	2,745,007
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[7,8]	2,723,064	2,731,670
Structured Asset Investment Loan Trust
2006-3, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36[8]	2,474,341	2,441,942
2005-2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[8]	191,386	190,327
2005-1, 0.82% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[7,8]	20,527	20,533
PRPM LLC
2021-RPL2, 2.49% (WAC) due 10/25/51[7,8]	2,500,000	2,486,538
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60[7,8]	2,453,212	2,463,195
Nationstar Home Equity Loan Trust
2007-B, 0.32% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[8]	2,418,759	2,411,341
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 0.48% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36[8]	2,224,368	2,188,780
Ellington Financial Mortgage Trust
2020-2, 1.64% (WAC) due 10/25/65[7,8]	2,049,672	2,051,438
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56[7,8]	1,883,628	1,872,302
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[7,8]	1,010,442	1,013,418
2007-WFH2, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37[8]	714,499	713,817
GSAA Home Equity Trust
2006-3, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36[8]	2,616,357	1,684,533
FBR Securitization Trust
2005-2, 0.85% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[8]	1,645,764	1,645,782
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 1.12% (1 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 04/25/35[8]	1,537,994	1,540,004
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66[7,8]	1,500,000	1,478,430

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.5% (continued)
Residential Mortgage-Backed Securities - 12.8% (continued)
Lehman XS Trust Series
2006-16N, 0.48% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 11/25/46[8]	1,470,227	$1,412,827
CSMC Series
2015-12R, 0.59% (WAC) due 11/30/37[7,8]	1,233,806	1,232,546
2014-2R, 0.29% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[7,8]	95,952	95,038
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 0.68% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36[8]	985,264	974,624
Long Beach Mortgage Loan Trust
2006-8, 0.42% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36[8]	2,486,415	935,412
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[7,8]	813,905	813,639
JP Morgan Mortgage Acquisition Trust
2006-HE2, 0.38% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36[8]	701,886	699,964
Nomura Resecuritization Trust
2015-4R, 2.20% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[7,8]	644,439	637,742
First Franklin Mortgage Loan Trust
2004-FF10, 1.38% (1 Month USD LIBOR + 1.28%, Rate Floor: 1.28%) due 07/25/34[8]	632,493	633,529
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	145,276	146,647
Morgan Stanley Re-REMIC Trust
2010-R5, 2.42% due 06/26/36[7]	61,685	57,424
Total Residential Mortgage-Backed Securities		770,207,618
Commercial Mortgage-Backed Securities - 1.5%
BX Commercial Mortgage Trust
2021-VOLT, 1.76% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36[7,8]	25,000,000	24,779,197
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 1.65% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38[7,8]	10,200,000	10,148,757
2016-JP2, 1.78% (WAC) due 08/15/49[8,9]	34,895,325	2,358,027
BXHPP Trust
2021-FILM, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36[7,8]	8,250,000	8,151,476
Life Mortgage Trust
2021-BMR, 1.51% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 03/15/38[7,8]	7,000,000	6,929,721
Extended Stay America Trust
2021-ESH, 1.81% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/15/38[7,8]	3,979,298	3,979,296
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.02% (WAC) due 07/15/50[8,9]	24,485,837	1,054,740
2016-C37, 0.81% (WAC) due 12/15/49[8,9]	27,790,067	905,959
2017-C42, 0.88% (WAC) due 12/15/50[8,9]	14,692,777	669,813
2015-LC22, 0.78% (WAC) due 09/15/58[8,9]	20,071,387	491,619
2017-RB1, 1.18% (WAC) due 03/15/50[8,9]	8,566,839	447,041

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.5% (continued)
Commercial Mortgage-Backed Securities - 1.5% (continued)
2016-NXS5, 1.43% (WAC) due 01/15/59[8,9]	5,264,357	$246,460
Motel Trust
2021-MTL6, 1.31% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 09/15/38[7,8]	3,250,000	3,249,019
JPMDB Commercial Mortgage Securities Trust
2016-C4, 0.76% (WAC) due 12/15/49[8,9]	37,689,772	1,215,910
2018-C8, 0.60% (WAC) due 06/15/51[8,9]	40,029,412	1,059,382
2016-C2, 1.55% (WAC) due 06/15/49[8,9]	7,110,631	352,330
2017-C5, 0.94% (WAC) due 03/15/50[8,9]	3,361,850	132,714
KKR Industrial Portfolio Trust
2021-KDIP, 1.11% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37[7,8]	2,662,500	2,637,467
COMM Mortgage Trust
2015-CR24, 0.75% (WAC) due 08/10/48[8,9]	60,541,456	1,419,606
2018-COR3, 0.44% (WAC) due 05/10/51[8,9]	35,351,145	888,675
Benchmark Mortgage Trust
2018-B2, 0.41% (WAC) due 02/15/51[8,9]	121,844,600	2,212,540
DBJPM Mortgage Trust
2017-C6, 0.97% (WAC) due 06/10/50[8,9]	57,923,657	2,116,681
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.09% (WAC) due 02/15/50[8,9]	32,530,648	1,382,234
2016-UB10, 1.78% (WAC) due 07/15/49[8,9]	11,559,019	726,453
UBS Commercial Mortgage Trust
2017-C2, 1.05% (WAC) due 08/15/50[8,9]	28,380,684	1,256,665
2017-C5, 0.99% (WAC) due 11/15/50[8,9]	13,623,241	550,571
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.78% (WAC) due 11/15/52[8,9]	23,773,867	864,639
2015-C27, 0.88% (WAC) due 12/15/47[8,9]	30,490,957	804,946
CSAIL Commercial Mortgage Trust
2019-C15, 1.04% (WAC) due 03/15/52[8,9]	19,498,369	1,122,583
2016-C6, 1.87% (WAC) due 01/15/49[8,9]	6,289,259	421,749
BBCMS Mortgage Trust
2018-C2, 0.76% (WAC) due 12/15/51[8,9]	29,669,087	1,359,699
BAMLL Commercial Mortgage Securities Trust
2012-PARK, 2.96% due 12/10/30[7]	1,300,000	1,316,733
CD Mortgage Trust
2017-CD6, 0.92% (WAC) due 11/13/50[8,9]	13,980,160	506,733
2016-CD1, 1.39% (WAC) due 08/10/49[8,9]	6,174,502	312,853
CD Commercial Mortgage Trust
2017-CD4, 1.27% (WAC) due 05/10/50[8,9]	16,633,272	793,321
CGMS Commercial Mortgage Trust
2017-B1, 0.81% (WAC) due 08/15/50[8,9]	21,791,352	758,973
Citigroup Commercial Mortgage Trust
2016-C2, 1.74% (WAC) due 08/10/49[8,9]	6,507,094	420,725
2016-GC37, 1.69% (WAC) due 04/10/49[8,9]	3,218,434	187,603
GS Mortgage Securities Trust
2017-GS6, 1.02% (WAC) due 05/10/50[8,9]	11,304,429	551,620
BANK
2017-BNK6, 0.80% (WAC) due 07/15/60[8,9]	14,742,105	504,075
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.72% (WAC) due 01/15/47[8,9]	21,507,025	260,203
Total Commercial Mortgage-Backed Securities		89,548,808
Government Agency - 0.2%
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,894,675	3,877,629
2.00% due 11/25/59	2,281,555	2,277,163
Fannie Mae-Aces
1.48% (WAC) due 03/25/35[8,9]	8,682,164	1,069,106

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.5% (continued)
Government Agency - 0.2% (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
0.33% (WAC) due 08/25/23[8,9]	99,386,395		$509,753
Total Government Agency			7,733,651
Total Collateralized Mortgage Obligations
(Cost $870,791,321)			867,490,077

SENIOR FLOATING RATE INTERESTS††,8 - 6.2%
Industrial - 1.3%
Berry Global, Inc.
1.86% (2 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	21,625,214		21,468,432
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	16,867,590		17,816,392
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	9,455,500		9,957,871
Filtration Group Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	5,104,977		5,055,510
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR	2,369,090	2,685,265
TransDigm, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/22/24	4,012,829		3,964,354
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	1,367,465		1,347,472
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	784,629		773,213
Harsco Corporation
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 03/10/28	3,990,000		3,968,374
Charter Next Generation, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	3,432,663		3,436,954
Ravago Holdings America, Inc.
2.72% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/04/28	1,985,000		1,967,631
Tank Holdings Corp.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/26/26	1,960,000		1,940,400
TAMKO Building Products, Inc.
3.12% ((1 Month USD LIBOR + 3.00%) and (2 Month USD LIBOR + 3.00%), Rate Floor: 3.00%) due 05/29/26	1,781,772		1,769,157
Standard Industries, Inc.
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	1,632,638		1,633,323
CPM Holdings, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/17/25	1,517,923		1,504,171
Park River Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	994,998		984,889
Cushman & Wakefield US Borrower LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	889,688		882,856
BWAY Holding Co.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	49,100		48,399
Total Industrial			81,204,663
Consumer, Cyclical - 1.1%
BGIS (BIFM CA Buyer, Inc.)
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/26	11,873,539		11,754,804
Stars Group (Amaya)
2.47% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	11,421,375		11,373,063

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 - 6.2% (continued)
Consumer, Cyclical - 1.1% (continued)
Verisure Holding AB
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	7,970,000	$9,006,263
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/20/26	EUR	1,030,000	1,164,531
AlixPartners, LLP
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 02/04/28	9,925,000		9,878,948
Amaya Holdings BV
2.50% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR	4,500,000	5,088,781
Truck Hero, Inc.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 01/31/28	4,962,500		4,930,343
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	3,980,162		3,951,305
New Trojan Parent, Inc.
3.75% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28	2,736,250		2,723,143
Pacific Bells, LLC
5.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 11/10/28	2,573,196		2,560,330
Entain Holdings (Gibraltar) Limited
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 03/29/27	1,492,500		1,487,276
Murphy Oil USA, Inc.
2.25% (1 Month USD LIBOR + 1.75%, Rate Floor: 2.25%) due 01/31/28	696,500		696,208
Samsonite IP Holdings SARL
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/25/25	296,361		287,618
Cast & Crew Payroll LLC
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/09/26	67,930		67,833
Total Consumer, Cyclical			64,970,446
Communications - 1.0%
Internet Brands, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	13,431,837		13,354,604
WMG Acquisition Corp.
2.23% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 01/20/28	10,000,000		9,955,000
Playtika Holding Corp.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	9,925,000		9,871,207
Recorded Books, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	9,005,342		8,989,222
McGraw Hill LLC
5.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	6,982,500		6,943,258
UPC Broadband Holding BV
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29	5,000,000		4,980,200
Zayo Group Holdings, Inc.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,500,000		1,478,745
Authentic Brands
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	1,432,369		1,425,723
Altice US Finance I Corp.
2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	461,938		455,240
Ziggo Financing Partnership
2.61% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/30/28	400,000		395,332

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 6.2% (continued)
Communications - 1.0% (continued)
Virgin Media Bristol LLC
2.61% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	200,000	$198,042
Total Communications		58,046,573
Technology - 0.9%
Project Boost Purchaser LLC
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 05/29/26	13,183,750	13,172,807
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	821,293	820,266
Conair Holdings LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28	9,975,000	9,969,614
Boxer Parent Co., Inc.
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	7,251,232	7,200,474
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	6,798,625	6,796,178
Wrench Group LLC
4.22% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26	6,152,672	6,137,291
Polaris Newco LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	6,000,000	5,994,360
Sabre GLBL, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	3,018,557	2,944,602
MACOM Technology Solutions Holdings, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	1,549,149	1,540,241
EXC Holdings III Corp.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	895,337	897,575
Dun & Bradstreet
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	726,613	723,241
Emerald TopCo, Inc. (Press Ganey)
3.63% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	505,704	503,019
TIBCO Software, Inc.
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	347,355	344,441
Upland Software, Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	246,222	245,421
Total Technology		57,289,530
Financial - 0.8%
Citadel Securities, LP
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/02/28	11,413,750	11,333,740
Trans Union LLC
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28	7,650,000	7,625,137
Delos Finance SARL (International Lease Finance)
1.88% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23	6,076,000	6,072,233
USI, Inc.
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	5,958,144	5,908,155
Nexus Buyer LLC
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	5,358,987	5,329,298
HUB International Ltd.
2.87% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	4,995,312	4,934,019

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 - 6.2% (continued)
Financial - 0.8% (continued)
Jane Street Group LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	3,341,250		$3,312,716
Focus Financial Partners LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	1,187,692		1,176,564
Total Financial			45,691,862
Consumer, Non-cyclical - 0.6%
Medline Borrower LP
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28	9,050,000		9,046,018
Icon Luxembourg SARL
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	5,259,661		5,257,453
Spectrum Brands, Inc.
2.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 03/03/28	4,962,500		4,943,891
Women's Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/15/28	4,706,350		4,689,878
Sigma Holding BV (Flora Food)
3.50% ((1 Month EURIBOR + 3.50%) and (6 Month EURIBOR + 3.50%), Rate Floor: 3.50%) due 07/02/25	EUR	3,700,000	4,081,457
Bombardier Recreational Products, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	3,175,258		3,133,090
Hearthside Group Holdings LLC
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	2,083,929		2,072,863
Catalent Pharma Solutions, Inc.
2.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 02/22/28	794,497		794,696
Agiliti
2.88% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/04/26	748,077		742,466
Aramark Services, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25	700,000		690,592
EyeCare Partners LLC
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27	495,000		491,753
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	496,250		480,588
Froneri US, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	443,250		436,956
Pearl Intermediate Parent LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/14/25	395,888		390,939
Outcomes Group Holdings, Inc.
3.60% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	387,716		382,578
Utz Quality Foods LLC
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/20/28	297,000		296,258
Valeant Pharmaceuticals International, Inc.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/02/25	256,688		255,340
Total Consumer, Non-cyclical			38,186,816
Basic Materials - 0.4%
Trinseo Materials Operating S.C.A.
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28	11,044,500		10,959,678
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/06/24	494,859		491,677
INEOS Ltd.
2.75% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	8,100,000	9,142,562
GrafTech Finance, Inc.
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25	934,674		933,505
Total Basic Materials			21,527,422

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 - 6.2% (continued)
Financial - 0.8% (continued)
Energy - 0.1%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	2,942,625		$2,924,969
DT Midstream, Inc.
2.50% ((3 Month USD LIBOR + 2.00%) and (6 Month USD LIBOR + 2.00%), Rate Floor: 2.50%) due 06/26/28	1,995,000		1,997,813
Venture Global Calcasieu Pass LLC
2.48% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	636,062		629,702
Total Energy			5,552,484
Total Senior Floating Rate Interests
(Cost $374,702,897)			372,469,796

FOREIGN GOVERNMENT DEBT†† - 5.3%
State of Israel
0.75% due 07/31/22	ILS	239,770,000	77,674,402
5.50% due 01/31/22	ILS	237,650,000	76,901,969
Kingdom of Spain
(0.77)% due 01/14/22[14]	EUR	55,161,000	62,812,830
Czech Republic
0.10% due 04/17/22	CZK	1,094,000,000	49,435,036
Kingdom of Sweden
(0.53)% due 01/19/22[14]	SEK	175,000,000	19,353,419
Government of Japan
(0.13)% due 01/06/22[14]	JPY	1,890,000,000	16,421,307
Providence of Quebec T-Bill
0.11% due 01/21/22[14]	CAD	15,500,000	12,258,087
Total Foreign Government Debt
(Cost $309,159,118)			314,857,050

MUNICIPAL BONDS†† - 0.1%
California - 0.1%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26	3,145,000		3,130,066
Total Municipal Bonds
(Cost $3,145,000)			3,130,066

COMMERCIAL PAPER†† - 1.9%
Amphenol Corp.
0.07% due 01/03/22[7,14]	55,000,000		54,999,786
McCormick & Co., Inc.
0.16% due 01/04/22[7,14]	23,000,000		22,999,693
0.21% due 01/07/22[7,14]	20,000,000		19,999,300
Fidelity National Information Services, Inc.
0.36% due 02/07/22[7,14]	8,000,000		7,997,040
Cintas Corp. No. 2
0.30% due 01/05/22[7,14]	6,000,000		5,999,800
Unilever Capital Corp.
0.08% due 01/24/22[7,14]	4,000,000		3,999,814
Total Commercial Paper
(Cost $115,995,415)			115,995,433

	Contracts/Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	509,700,000	988,818
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	177,800,000	193,802
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	30,000,000	58,200
Total Interest Rate Options			1,240,820
Total OTC Options Purchased
(Cost $1,483,829)			1,240,820
Total Investments - 99.9%
(Cost $6,002,307,099)			$5,998,719,081

LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $88,192)	32		$(5,600)
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $90,948)	33		(7,342)
Total Equity Options			(12,942)
Total Listed Options Written
(Premiums received $68,627)			$(12,942)
Other Assets & Liabilities, net - 0.1%			8,142,996
Total Net Assets - 100.0%			$6,006,849,135

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	$30,000,000	$538,966	$630,720	$(91,754)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.62%	Annually	03/04/22	$110,305,000	$96,583	$–	$96,583
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.13%	Annually	12/10/26	10,000,000	(979)	341	(1,320)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.65%	Quarterly	03/17/31	140,000,000	(964,543)	1,307	(965,850)
								$(868,939)	$1,648	$(870,587)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Fixed Income Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.86% (1 Month USD LIBOR + 0.76%)	At Maturity	01/13/22	438,250	$49,995,560	$547,812
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.86% (1 Month USD LIBOR + 0.76%)	At Maturity	01/12/22	438,250	49,995,560	547,813
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.85% (1 Month USD LIBOR + 0.75%)	At Maturity	01/11/22	285,966	32,623,001	265,948
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.64% (1 Month USD LIBOR + 0.55%)	At Maturity	01/12/22	536,651	61,221,146	26,833
							$193,835,267	$1,388,406

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Buy	55,355,850	15,359,559 USD	01/31/22	$2,510,983
JPMorgan Chase Bank, N.A.	SEK	Sell	175,000,000	19,984,218 USD	01/19/22	631,199
Bank of America, N.A.	EUR	Sell	15,000,000	17,408,970 USD	01/14/22	328,836
UBS AG	JPY	Sell	1,890,000,000	16,665,565 USD	01/06/22	244,052
Barclays Bank plc	EUR	Sell	40,161,000	45,855,853 USD	01/14/22	125,502
UBS AG	CZK	Sell	164,100	7,492 USD	01/06/22	(17)
Goldman Sachs International	EUR	Sell	2,156,000	2,456,087 USD	03/31/22	(2,968)
Barclays Bank plc	CZK	Sell	1,095,094,000	49,547,796 USD	04/19/22	(91,282)
Barclays Bank plc	CAD	Sell	15,500,000	12,143,386 USD	01/21/22	(118,050)
Bank of America, N.A.	ILS	Sell	13,124,200	3,890,958 USD	01/31/22	(345,931)
Morgan Stanley Capital Services LLC	EUR	Sell	48,676,000	54,859,069 USD	01/14/22	(567,104)
Goldman Sachs International	ILS	Sell	42,231,650	12,500,228 USD	01/31/22	(1,133,425)
UBS AG	ILS	Sell	94,203,167	29,213,998 USD	08/01/22	(1,388,421)
Goldman Sachs International	ILS	Sell	147,370,024	45,686,215 USD	08/01/22	(2,187,751)
Barclays Bank plc	ILS	Sell	250,720,750	77,269,647 USD	01/31/22	(3,670,589)
						$(5,664,966)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	All or a portion of this security is pledged as collateral for open call options written contracts at December 31, 2021.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
[5]	Affiliated issuer.
[6]	Rate indicated is the 7-day yield as of December 31, 2021.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,561,236,833 (cost $3,578,812,977), or 59.3% of total net assets.
[8]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[9]	Security is an interest-only strip.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $50,924,389 (cost $50,864,477), or 0.9% of total net assets — See Note 6.
[12]	Perpetual maturity.
[13]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2021. See table below for additional step information for each security.
[14]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America

CAD — Canadian Dollar

CDX.NA.IG.33.V1 — Credit Default Swap North American Investment Grade Series 33 Index Version I

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CZK — Czech Koruna

EUR — Euro

EURIBOR — European Interbank Offered Rate

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL —  Société à Responsabilité Limitée

SEK — Swedish Krona

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,975,078	$—	$—	$19,975,078
Preferred Stocks	—	32,019,865	—	32,019,865
Warrants	430,354	—	—	430,354
Exchange-Traded Funds	193,835,267	—	—	193,835,267
Mutual Funds	89,083,924	—	—	89,083,924
Money Market Fund	209,970,775	—	—	209,970,775
Asset-Backed Securities	—	1,745,972,374	210,574,470	1,956,546,844
Corporate Bonds	—	1,792,866,115	28,807,617	1,821,673,732
Collateralized Mortgage Obligations	—	841,998,247	25,491,830	867,490,077
Senior Floating Rate Interests	—	371,840,094	629,702	372,469,796
Foreign Government Debt	—	314,857,050	—	314,857,050
Municipal Bonds	—	3,130,066	—	3,130,066
Commercial Paper	—	115,995,433	—	115,995,433
Options Purchased	—	1,240,820	—	1,240,820
Interest Rate Swap Agreements**	—	96,583	—	96,583
Forward Foreign Currency Exchange Contracts**	—	3,840,572	—	3,840,572
Fixed Income Index Swap Agreements**	—	1,388,406	—	1,388,406
Total Assets	$513,295,398	$5,225,245,625	$265,503,619	$6,004,044,642

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$12,942	$—	$—	$12,942
Credit Default Swap Agreements**	—	91,754	—	91,754
Interest Rate Swap Agreements**	—	967,170	—	967,170
Forward Foreign Currency Exchange Contracts**	—	9,505,538	—	9,505,538
Unfunded Loan Commitments (Note 5)	—	—	2,191	2,191
Total Liabilities	$12,942	$10,564,462	$2,191	$10,564,462

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$206,977,536	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	3,574,734	Yield Analysis	Yield	4.1%	—
Asset-Backed Securities	22,200	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	25,491,830	Model Price	Market Comparable Yields	2.6%	—
Corporate Bonds	17,128,252	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	11,679,365	Yield Analysis	Yield	1.3%	—
Senior Floating Rate Interests	629,702	Third Party Pricing	Vendor Price	—	—
Total Assets	$265,503,619
Liabilities:
Unfunded Loan Commitments	$2,191	Model Price	Purchase Price	—	—

Significant changes in a quote, yield or market comparable yields would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2021, the Fund had securities with a total value of $86,991,830 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $897,575 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2021:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$154,979,007	$15,055,608	$29,476,831	$11,578,109	$211,089,555	$(28,373)
Purchases/(Receipts)	35,000,000	-	-	203,687	35,203,687	(268)
(Sales, maturities and paydowns)/Fundings	(40,414,285)	(15,055,608)	(270,801)	(10,360,064)	(66,100,758)	27,719
Amortization of premiums/discounts	30,943	(34)	(40,232)	94,602	85,279	268
Total realized gains (losses) included in earnings	1,057	(7,042)	-	26,909	20,924	-
Total change in unrealized appreciation (depreciation) included in earnings	(522,252)	7,076	(358,181)	(15,966)	(889,323)	(1,537)
Transfers into Level 3	61,500,000	25,491,830	-	-	86,991,830	-
Transfer out of Level 3	-	-	-	(897,575)	(897,575)	-
Ending Balance	$210,574,470	$25,491,830	$28,807,617	$629,702	$265,503,619	$(2,191)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2021	$(522,252)	-	$(358,181)	$25,836	$(854,597)	$3,019

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.41% due 05/25/65	2.41%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
Legacy Mortgage Asset Trust 2021-GS5 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25	11/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2020-5, 1.58% due 05/25/65	2.58%	10/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$29,873,632	$120,121	$–	$–	$(131,596)	$29,862,157	1,200,247	$118,121
Guggenheim Strategy Fund III	30,067,520	129,880	–	–	(131,689)	30,065,711	1,201,187	127,784
Guggenheim Ultra Short Duration Fund — Institutional Class	29,235,779	66,958	–	–	(146,681)	29,156,056	2,939,119	65,516
	$89,176,931	$316,959	$–	$–	$(409,966)	$89,083,924		$311,421

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 3.3%
Financial - 3.1%
Pershing Square Tontine Holdings Ltd. — Class A*,1	6,864,930	$135,376,420
KKR Acquisition Holdings I Corp. — Class A*,1	5,062,315	49,306,948
RXR Acquisition Corp. — Class A*,1	1,087,275	10,600,931
Aequi Acquisition Corp. — Class A*,1	999,157	9,741,781
AfterNext HealthTech Acquisition Corp. — Class A*,1	895,600	8,732,100
MSD Acquisition Corp. — Class A*,1	833,026	8,246,957
Conyers Park III Acquisition Corp. — Class A*,1	832,100	8,112,975
TPG Pace Beneficial II Corp.*,1	807,638	7,914,852
Acropolis Infrastructure Acquisition Corp. — Class A*,1	578,278	5,603,514
Blue Whale Acquisition Corp.*,1	477,700	4,628,913
Waverley Capital Acquisition Corp. 1*,1	393,350	3,890,232
Waverley Capital Acquisition Corp. 1 - Class A*,1	393,350	3,815,495
Colicity, Inc. — Class A*,1	217,843	2,123,969
Total Financial		258,095,087
Communications - 0.1%
Vacasa, Inc. — Class A*	503,817	4,191,758
Figs, Inc. — Class A*,2	55,695	1,534,954
Total Communications		5,726,712
Utilities - 0.1%
Texgen Power LLC*,†††	180,169	4,188,929
Consumer, Cyclical - 0.0%
ATD New Holdings, Inc.*,††	42,478	3,610,630
Technology - 0.0%
Matterport, Inc.*,2	157,800	3,256,992
Qlik Technologies, Inc. - Class A*,†††	177	256,512
Qlik Technologies, Inc. - Class B*,†††	43,738	4
Total Technology		3,513,508
Energy - 0.0%
Permian Production Partners LLC†††	573,522	728,373
Consumer, Non-cyclical - 0.0%
Cengage Learning Holdings II, Inc.*,††	21,660	389,880
Save-A-Lot*,††	22,703	45,407
Targus Group International Equity, Inc.*,†††,3	12,773	33,912
Chef Holdings, Inc.†††	59	2,835
Manscaped, Inc.*,†††,4	3,884,000	4
Total Consumer, Non-cyclical		472,038
Industrial - 0.0%
BP Holdco LLC*,†††,3	37,539	26,465
Vector Phoenix Holdings, LP*,†††	37,539	10,323
API Heat Transfer Parent LLC*,†††	1,763,707	176
Total Industrial		36,964
Total Common Stocks
(Cost $267,037,717)		276,372,241

PREFERRED STOCKS†† - 6.0%
Financial - 5.6%
First Republic Bank
4.25%	1,168,000	30,017,600
4.50%*	725,600	18,865,600
4.13%	369,600	9,354,576
Bank of America Corp.
4.13%	1,002,000	25,460,820
4.38%	736,000	18,826,880
Wells Fargo & Co.
4.70%	982,000	25,335,600
3.90%	18,000,000	18,495,000
Citigroup, Inc.
3.88%	29,500,000	29,500,000
4.00%	12,000,000	12,090,000
Equitable Holdings, Inc.
4.95%	24,550,000	25,716,125
4.30%	616,000	15,554,000
Markel Corp.
6.00%	32,370,000	35,485,613
Public Storage
4.63%	855,064	22,898,614
4.13%	265,621	6,712,243
W R Berkley Corp.
4.13% due 03/30/61	878,365	22,415,875
4.25% due 09/30/60	115,042	3,047,463
Bank of New York Mellon Corp.
3.75%	19,300,000	19,368,901
4.70%	4,500,000	4,800,375
Goldman Sachs Group, Inc.
4.13%	20,500,000	20,836,969
Kuvare US Holdings, Inc.
7.00% due 02/17/51[6]	19,150,000	20,777,750
Prudential Financial, Inc.
4.13% due 09/01/60	686,550	17,877,762
Charles Schwab Corp.
4.00%	16,400,000	16,564,000
MetLife, Inc.
3.85%	12,200,000	12,444,000
CNO Financial Group, Inc.
5.13% due 11/25/60	324,000	8,602,200
American Financial Group, Inc.
4.50% due 09/15/60	270,159	7,291,591
Assurant, Inc.
5.25% due 01/15/61	258,000	6,958,260
Selective Insurance Group, Inc.
4.60%	246,000	6,371,400
PartnerRe Ltd.
4.88%	208,352	5,646,339
Government - 0.4%
CoBank ACB
4.25%	20,000,000	20,450,000
Farmer Mac
5.75%	378,000	10,085,078

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
PREFERRED STOCKS†† - 6.0% (continued)
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	218	$–
Total Preferred Stocks
(Cost $480,753,237)		497,850,634

WARRANTS† - 0.1%
Matterport, Inc.
Expiring 08/24/27*	269,461	2,462,873
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27*,1	1,265,578	1,263,806
Pershing Square Tontine Holdings, Ltd. - Class A
Expiring 07/24/25*,1	762,770	1,006,933
Ginkgo Bioworks Holdings, Inc.
Expiring 12/31/27*	128,004	286,729
Conyers Park III Acquisition Corp. - Class A
Expiring 08/12/28*,1	277,366	244,082
AfterNext HealthTech Acquisition Corp. - Class A
Expiring 07/09/23*,1	298,533	208,854
MSD Acquisition Corp. - Class A
Expiring 05/13/23*,1	166,604	190,762
Aequi Acquisition Corp. - Class A
Expiring 11/30/27*,1	333,052	176,518
Acropolis Infrastructure Acquisition Corp. - Class A
Expiring 03/31/26*,1	192,759	154,419
RXR Acquisition Corp. - Class A
Expiring 03/08/26*,1	217,453	152,152
Blue Whale Acquisition Corp.
Expiring 07/30/26*,1	119,424	101,498
Waverley Capital Acquisition Corp. 1 - Class A
Expiring 04/30/27*,1	131,116	83,927
Colicity, Inc. - Class A
Expiring 12/31/27*,1	43,567	33,547
Total Warrants
(Cost $10,095,066)		6,366,100

EXCHANGE-TRADED FUNDS† - 0.5%
VanEck Gold Miners ETF	1,430,590	45,821,798
Total Exchange-Traded Funds
(Cost $54,624,676)		45,821,798

MUTUAL FUNDS† - 2.4%
Guggenheim Risk Managed Real Estate Fund — Institutional Class[3]	2,220,599	91,755,154
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	4,712,966	46,752,623
Guggenheim Alpha Opportunity Fund — Institutional Class[3]	1,010,531	29,143,705
Guggenheim Strategy Fund II3	705,217	17,545,787
Guggenheim Strategy Fund III[3]	624,667	15,635,413
Total Mutual Funds
(Cost $178,854,658)		200,832,682

CLOSED-END FUNDS† - 0.8%
BlackRock Corporate High Yield Fund, Inc.	2,559,831	31,588,315
Blackstone Strategic Credit Fund	957,871	12,921,680
BlackRock Credit Allocation Income Trust	614,446	9,247,412
Ares Dynamic Credit Allocation Fund, Inc.	479,990	7,838,237
BlackRock Debt Strategies Fund, Inc.	237,789	2,782,131
Eaton Vance Limited Duration Income Fund	206,753	2,708,464
Western Asset High Income Opportunity Fund, Inc.	376,985	1,960,322
Total Closed-End Funds
(Cost $48,745,456)		69,046,561

MONEY MARKET FUND† - 5.4%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.01%[7]	319,432,705	319,432,705
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.01%[7]	125,759,568	125,759,568
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 0.01%[7]	9,489,564	9,489,564
Total Money Market Fund
(Cost $454,681,837)		454,681,837

	Face Amount~
CORPORATE BONDS†† - 30.7%
Financial - 7.3%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	33,500,000	33,536,582
3.25% due 11/15/30[6]	15,100,000	15,144,425
Liberty Mutual Group, Inc.
4.30% due 02/01/61[6]	36,940,000	34,723,600
Wilton RE Ltd.
6.00%†††,5,6,8	31,350,000	32,966,406
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	22,640,000	24,156,654
5.30% due 01/15/29	6,950,000	7,889,640
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[6]	21,650,000	21,974,750
2.88% due 10/15/26[6]	8,750,000	8,684,375
Home Point Capital, Inc.
5.00% due 02/01/26[6]	33,010,000	30,616,775
LPL Holdings, Inc.
4.00% due 03/15/29[6]	23,300,000	23,853,375
4.38% due 05/15/31[6]	6,350,000	6,495,320
Iron Mountain, Inc.
5.63% due 07/15/32[6]	25,025,000	26,781,355
4.50% due 02/15/31[6]	925,000	934,888
Host Hotels & Resorts, LP
3.50% due 09/15/30	24,000,000	24,636,950

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 30.7% (continued)
Financial - 7.3% (continued)
United Wholesale Mortgage LLC
5.50% due 11/15/25[6]	12,600,000		$12,836,250
5.50% due 04/15/29[6]	7,150,000		7,015,937
5.75% due 06/15/27[6]	4,550,000		4,561,375
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[6]	21,150,000		24,224,943
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[6]	23,000,000		23,575,000
Global Atlantic Finance Co.
4.70% due 10/15/51[5,6]	22,350,000		22,668,616
Hampton Roads PPV LLC
6.62% due 06/15/53[6]	16,900,000		18,669,430
Sherwood Financing plc
4.50% due 11/15/26[6]	EUR	15,600,000	17,737,363
Hunt Companies, Inc.
5.25% due 04/15/29[6]	17,200,000		16,942,000
Kennedy-Wilson, Inc.
5.00% due 03/01/31	16,000,000		16,480,000
NFP Corp.
6.88% due 08/15/28[6]	12,200,000		12,231,476
4.88% due 08/15/28[6]	3,950,000		3,989,500
First American Financial Corp.
4.00% due 05/15/30	11,760,000		12,871,679
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[6]	11,550,000		12,521,366
Wilton Re Finance LLC
5.88% due 03/30/33[5,6]	11,815,000		12,150,781
OneMain Finance Corp.
4.00% due 09/15/30	11,750,000		11,554,715
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[6]	10,000,000		10,000,000
SLM Corp.
3.13% due 11/02/26	10,000,000		9,900,000
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[6]	9,650,000		9,746,500
HUB International Ltd.
5.63% due 12/01/29[6]	8,500,000		8,756,870
7.00% due 05/01/26[6]	750,000		770,625
Atlas Mara Ltd.
due 12/31/21†††,9,10	14,400,000		9,345,600
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[6]	8,202,000		8,776,140
QBE Insurance Group Ltd.
5.88%[5,6,8]	7,550,000		8,154,000
PartnerRe Finance B LLC
4.50% due 10/01/50[5]	6,460,000		6,796,964
AmWINS Group, Inc.
4.88% due 06/30/29[6]	6,025,000		6,085,250
American Equity Investment Life Holding Co.
5.00% due 06/15/27	4,813,000		5,449,828
SBA Communications Corp.
3.13% due 02/01/29[6]	4,200,000		4,032,000
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[6]	3,350,000		3,428,624
Total Financial			613,667,927
Communications - 4.5%
British Telecommunications plc
4.88% due 11/23/81[5,6]	28,200,000		28,386,403
4.25% due 11/23/81[5,6]	4,950,000		4,968,563
Level 3 Financing, Inc.
4.25% due 07/01/28[6]	22,035,000		21,814,650
3.75% due 07/15/29[6]	7,600,000		7,220,000
3.88% due 11/15/29[6]	2,600,000		2,645,500
McGraw-Hill Education, Inc.
8.00% due 08/01/29[6]	26,800,000		26,594,980
5.75% due 08/01/28[6]	4,250,000		4,207,500
CSC Holdings LLC
4.13% due 12/01/30[6]	21,250,000		20,745,312
3.38% due 02/15/31[6]	2,975,000		2,785,344
4.63% due 12/01/30[6]	2,715,000		2,569,069
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[6]	14,265,000		14,553,581
4.25% due 02/01/31[6]	9,410,000		9,492,620
Virgin Media Finance plc
5.00% due 07/15/30[6]	21,150,000		21,044,250
UPC Broadband Finco BV
4.88% due 07/15/31[6]	20,200,000		20,604,000
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[6]	16,250,000		16,331,250
6.75% due 10/15/27[6]	3,150,000		3,307,500
Altice France S.A.
5.50% due 10/15/29[6]	11,610,000		11,435,850
5.13% due 07/15/29[6]	8,200,000		7,998,690
Vodafone Group plc
5.13% due 06/04/81[5]	16,875,000		17,254,687
ViacomCBS, Inc.
4.95% due 05/19/50[11]	10,340,000		13,180,887
Cable One, Inc.
4.00% due 11/15/30[6]	12,575,000		12,323,500
Switch Ltd.
3.75% due 09/15/28[6]	12,100,000		12,190,750
Ziggo BV
5.50% due 01/15/27[6]	6,226,000		6,397,215
4.88% due 01/15/30[6]	5,275,000		5,410,040
Booking Holdings, Inc.
3.55% due 03/15/28[12]	10,000,000		10,856,152
Virgin Media Secured Finance plc
4.50% due 08/15/30[6]	10,150,000		10,214,046
AMC Networks, Inc.
4.25% due 02/15/29	9,600,000		9,540,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 30.7% (continued)
Communications - 4.5% (continued)
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[6]	9,300,000		$9,393,000
Sirius XM Radio, Inc.
4.13% due 07/01/30[6]	8,900,000		8,900,000
Lamar Media Corp.
4.00% due 02/15/30	8,600,000		8,724,700
Match Group Holdings II LLC
4.63% due 06/01/28[6]	7,700,000		8,011,080
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	7,000,000		7,210,000
Cengage Learning, Inc.
9.50% due 06/15/24[6]	5,039,000		5,070,494
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[6]	3,650,000		3,677,539
TripAdvisor, Inc.
7.00% due 07/15/25[6]	1,800,000		1,899,000
T-Mobile USA, Inc.
2.88% due 02/15/31	1,750,000		1,728,300
Zayo Group Holdings, Inc.
4.00% due 03/01/27[6]	700,000		690,039
Total Communications			379,376,491
Consumer, Cyclical - 4.3%
Delta Air Lines, Inc.
7.00% due 05/01/25[6]	41,320,000		47,245,689
Marriott International, Inc.
2.85% due 04/15/31	14,730,000		14,684,930
4.63% due 06/15/30	10,900,000		12,261,905
5.75% due 05/01/25	8,440,000		9,500,416
3.50% due 10/15/32	8,150,000		8,535,123
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[6]	23,200,000		23,722,928
3.63% due 02/15/32[6]	4,150,000		4,128,171
5.75% due 05/01/28[6]	525,000		560,920
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[6]	24,150,000		26,371,350
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[6]	22,200,000		21,811,500
3.50% due 02/15/29[6]	500,000		494,850
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[6]	19,700,000		21,029,750
Hyatt Hotels Corp.
5.38% due 04/23/25	7,350,000		8,147,117
5.75% due 04/23/30	6,530,000		7,789,350
JB Poindexter & Company, Inc.
7.13% due 04/15/26[6]	11,725,000		12,268,102
JetBlue Class A Pass Through Trust
4.00% due 11/15/32	10,579,253		11,410,572
Scotts Miracle-Gro Co.
4.00% due 04/01/31[6]	9,900,000		9,776,250
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[6]	9,325,000		9,429,906
British Airways Class A Pass Through Trust
4.25% due 11/15/32[6]	8,379,135		8,914,344
Wabash National Corp.
4.50% due 10/15/28[6]	8,300,000		8,383,000
Papa John's International, Inc.
3.88% due 09/15/29[6]	7,025,000		6,989,875
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[6]	6,495,000		6,795,394
Penn National Gaming, Inc.
4.13% due 07/01/29[6]	6,975,000		6,765,750
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28	2,481,417		2,519,668
3.35% due 10/15/29	1,296,915		1,319,093
3.65% due 02/15/29	1,157,813		1,208,090
3.15% due 02/15/32	1,102,460		1,113,182
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[6]	5,475,000		5,846,985
Boyne USA, Inc.
4.75% due 05/15/29[6]	5,460,000		5,623,800
Aramark Services, Inc.
6.38% due 05/01/25[6]	5,100,000		5,329,500
WMG Acquisition Corp.
3.75% due 12/01/29[6]	3,200,000		3,192,000
3.00% due 02/15/31[6]	1,875,000		1,795,313
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[6]	4,800,000		4,933,632
Murphy Oil USA, Inc.
3.75% due 02/15/31[6]	4,825,000		4,794,844
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[6]	4,589,000		4,586,568
Asbury Automotive Group, Inc.
4.63% due 11/15/29[6]	4,472,000		4,555,850
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[6]	3,265,498		3,553,641
Station Casinos LLC
4.63% due 12/01/31[6]	3,000,000		3,024,600
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[6]	2,800,000		2,873,500
Allison Transmission, Inc.
3.75% due 01/30/31[6]	2,925,000		2,851,875
Air Canada
4.63% due 08/15/29[6]	CAD	3,550,000	2,793,035

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 30.7% (continued)
Consumer, Cyclical - 4.3% (continued)
United Airlines, Inc.
4.63% due 04/15/29[6]	1,700,000		$1,753,125
Vail Resorts, Inc.
6.25% due 05/15/25[6]	1,525,000		1,586,000
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31	1,065,294		1,163,894
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[6]	700,000		721,000
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[6]	400,000		420,000
Tempur Sealy International, Inc.
3.88% due 10/15/31[6]	375,000		375,709
Total Consumer, Cyclical			354,952,096
Industrial - 4.1%
Boeing Co.
5.15% due 05/01/30	32,030,000		37,318,184
5.81% due 05/01/50	16,010,000		21,679,555
5.71% due 05/01/40	16,010,000		20,563,363
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[6]	10,350,000		11,074,500
5.25% due 07/15/28[6]	10,750,000		10,900,500
Standard Industries, Inc.
4.38% due 07/15/30[6]	11,025,000		11,251,068
3.38% due 01/15/31[6]	6,552,000		6,311,476
5.00% due 02/15/27[6]	3,290,000		3,386,726
IP Lending I LLC
4.00% due 09/08/25†††,6	15,347,532		15,323,016
Artera Services LLC
9.03% due 12/04/25[6]	14,385,000		15,218,395
TopBuild Corp.
4.13% due 02/15/32[6]	8,850,000		9,082,312
3.63% due 03/15/29[6]	5,550,000		5,591,625
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[6]	11,680,000		11,942,800
Intertape Polymer Group, Inc.
4.38% due 06/15/29[6]	11,050,000		11,050,000
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[6]	10,530,000		10,845,900
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC/Reynolds Gro
4.00% due 10/15/27[6]	11,150,000		10,843,375
Dyal Capital Partners IV
3.65% due 02/22/41†††	10,950,000		10,735,452
Flowserve Corp.
3.50% due 10/01/30	10,270,000		10,609,842
Boxer Parent Co., Inc.
6.50% due 10/02/25	EUR	8,500,000	10,143,662
Deuce FinCo plc
5.50% due 06/15/27	GBP	7,350,000	9,869,844
GrafTech Finance, Inc.
4.63% due 12/15/28[6]	9,500,000		9,642,500
Cleaver-Brooks, Inc.
7.88% due 03/01/23[6]	9,852,000		9,630,330
Arcosa, Inc.
4.38% due 04/15/29[6]	9,400,000		9,529,250
Atkore, Inc.
4.25% due 06/01/31[6]	7,625,000		7,815,625
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[6]	6,550,000		6,762,875
5.50% due 04/15/24[6]	800,000		807,336
IP Lending II LLC
3.65% due 07/15/25†††,6	7,450,000		7,435,353
BWX Technologies, Inc.
4.13% due 06/30/28[6]	6,700,000		6,800,500
PGT Innovations, Inc.
4.38% due 10/01/29[6]	6,000,000		6,030,000
Howmet Aerospace, Inc.
5.95% due 02/01/37	2,925,000		3,458,813
6.75% due 01/15/28	434,000		514,806
6.88% due 05/01/25	53,000		60,935
Adevinta ASA
3.00% due 11/15/27	EUR	3,433,000	4,001,579
Harsco Corp.
5.75% due 07/31/27[6]	3,900,000		3,973,125
TK Elevator US Newco, Inc.
5.25% due 07/15/27[6]	3,000,000		3,153,750
Hillenbrand, Inc.
5.75% due 06/15/25	2,525,000		2,638,625
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	1,923,000		1,971,075
EnerSys
5.00% due 04/30/23[6]	1,900,000		1,957,000
EnPro Industries, Inc.
5.75% due 10/15/26	1,423,000		1,487,035
Trinity Industries, Inc.
4.55% due 10/01/24	1,260,000		1,328,166
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[10]	1,074,272		987,063
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[6]	950,000		941,212
Waste Pro USA, Inc.
5.50% due 02/15/26[6]	600,000		597,000
Graphic Packaging International LLC
3.50% due 03/01/29[6]	390,000		387,075
TransDigm, Inc.
8.00% due 12/15/25[6]	225,000		237,368

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 30.7% (continued)
Industrial - 4.1% (continued)
JELD-WEN, Inc.
6.25% due 05/15/25[6]	100,000		$104,500
Total Industrial			345,994,491
Consumer, Non-cyclical - 4.1%
Mozart Debt Merger Sub, Inc.
3.88% due 04/01/29[6]	42,100,000		41,951,387
5.25% due 10/01/29[6]	7,200,000		7,298,208
Kraft Heinz Foods Co.
4.38% due 06/01/46	6,320,000		7,400,722
5.20% due 07/15/45	5,725,000		7,279,183
5.50% due 06/01/50	2,800,000		3,790,880
5.00% due 06/04/42	2,490,000		3,097,454
4.88% due 10/01/49	2,025,000		2,543,283
US Foods, Inc.
6.25% due 04/15/25[6]	11,950,000		12,442,937
4.75% due 02/15/29[6]	6,550,000		6,656,438
4.63% due 06/01/30[6]	2,250,000		2,275,088
DaVita, Inc.
4.63% due 06/01/30[6]	9,649,000		9,878,164
3.75% due 02/15/31[6]	6,050,000		5,894,697
Carriage Services, Inc.
4.25% due 05/15/29[6]	14,575,000		14,502,125
Bausch Health Companies, Inc.
4.88% due 06/01/28[6]	13,200,000		13,464,000
Post Holdings, Inc.
4.63% due 04/15/30[6]	7,325,000		7,460,512
4.50% due 09/15/31[6]	4,100,000		4,069,250
5.50% due 12/15/29[6]	1,300,000		1,365,819
BCP V Modular Services Finance II plc
4.75% due 10/30/28[6]	EUR	9,000,000	10,322,746
Sabre GLBL, Inc.
7.38% due 09/01/25[6]	7,300,000		7,628,500
9.25% due 04/15/25[6]	1,680,000		1,898,400
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[6]	8,900,000		9,078,000
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[6]	7,300,000		7,047,347
5.25% due 04/15/24[6]	1,900,000		2,021,875
Central Garden & Pet Co.
4.13% due 04/30/31[6]	8,900,000		8,944,500
Option Care Health, Inc.
4.38% due 10/31/29[6]	8,725,000		8,746,813
Avantor Funding, Inc.
4.63% due 07/15/28[6]	8,175,000		8,522,437
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[6]	5,500,000		5,433,065
7.00% due 12/31/27[6]	2,991,000		2,819,017
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[6]	8,035,000		8,135,437
CPI CG, Inc.
8.63% due 03/15/26[6]	7,565,000		8,000,517
IQVIA, Inc.
5.00% due 05/15/27[6]	6,010,000		6,222,153
5.00% due 10/15/26[6]	1,350,000		1,385,438
TreeHouse Foods, Inc.
4.00% due 09/01/28[11]	7,575,000		7,272,000
Smithfield Foods, Inc.
3.00% due 10/15/30[6]	7,000,000		6,971,313
Grifols Escrow Issuer S.A.
4.75% due 10/15/28[6]	6,750,000		6,886,485
Service Corporation International
3.38% due 08/15/30	5,275,000		5,177,782
4.00% due 05/15/31	1,650,000		1,670,625
HealthEquity, Inc.
4.50% due 10/01/29[6]	6,900,000		6,831,000
WW International, Inc.
4.50% due 04/15/29[6]	7,050,000		6,748,612
Spectrum Brands, Inc.
5.50% due 07/15/30[6]	5,600,000		6,006,000
Chrome Bidco
3.50% due 05/31/28[6]	EUR	4,800,000	5,505,443
CAB SELAS
3.38% due 02/01/28[6]	EUR	4,100,000	4,656,842
Rent-A-Center, Inc.
6.38% due 02/15/29[6]	4,250,000		4,430,625
Hologic, Inc.
3.25% due 02/15/29[6]	4,350,000		4,350,000
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[6]	4,400,000		4,312,000
APi Escrow Corp.
4.75% due 10/15/29[6]	3,800,000		3,876,000
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.75% due 12/01/31[6]	3,400,000		3,451,000
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 07/15/29[6]	2,550,000		2,508,537
4.75% due 07/15/31[6]	325,000		320,938
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[6]	2,529,000		2,592,225
Charles River Laboratories International, Inc.
4.00% due 03/15/31[6]	2,500,000		2,561,525
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[6]	2,300,000		2,311,500
Par Pharmaceutical, Inc.
7.50% due 04/01/27[6]	1,825,000		1,865,022
Molina Healthcare, Inc.
4.38% due 06/15/28[6]	1,770,000		1,823,100

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 30.7% (continued)
Consumer, Non-cyclical - 4.1% (continued)
Altria Group, Inc.
4.45% due 05/06/50	1,670,000		$1,722,725
Syneos Health, Inc.
3.63% due 01/15/29[6]	1,600,000		1,580,000
Tenet Healthcare Corp.
4.63% due 06/15/28[6]	975,000		1,001,812
5.13% due 11/01/27[6]	550,000		572,687
Performance Food Group, Inc.
6.88% due 05/01/25[6]	304,000		317,680
Total Consumer, Non-cyclical			344,899,870
Energy - 2.3%
BP Capital Markets plc
4.88% [5,8]	39,360,000		42,508,800
ITT Holdings LLC
6.50% due 08/01/29[6]	39,200,000		38,808,000
Occidental Petroleum Corp.
7.95% due 06/15/39	4,700,000		6,204,024
6.63% due 09/01/30	3,600,000		4,455,000
4.50% due 07/15/44	2,850,000		2,935,514
6.13% due 01/01/31	2,250,000		2,733,750
4.10% due 02/15/47	2,250,000		2,205,000
3.00% due 02/15/27	2,130,000		2,161,950
4.63% due 06/15/45	1,700,000		1,763,750
4.40% due 04/15/46	900,000		922,500
NuStar Logistics, LP
6.38% due 10/01/30	19,025,000		21,117,750
5.63% due 04/28/27	450,000		475,875
Midwest Connector Capital Company LLC
4.63% due 04/01/29[6]	18,763,000		20,195,454
Parkland Corp.
4.63% due 05/01/30[6]	20,000,000		19,875,000
Rattler Midstream, LP
5.63% due 07/15/25[6]	5,550,000		5,772,000
DT Midstream, Inc.
4.13% due 06/15/29[6]	5,250,000		5,374,687
DCP Midstream Operating, LP
3.25% due 02/15/32	4,750,000		4,785,625
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29	4,050,000		4,240,958
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[6]	1,550,000		1,561,625
Basic Energy Services, Inc.
due 10/15/23[9,10]	1,500,000		105,000
Total Energy			188,202,262
Basic Materials - 1.5%
Alcoa Nederland Holding BV
5.50% due 12/15/27[6]	15,125,000		16,183,750
6.13% due 05/15/28[6]	7,450,000		8,018,063
4.13% due 03/31/29[6]	4,900,000		5,047,000
WR Grace Holdings LLC
4.88% due 06/15/27[6]	13,350,000		13,712,185
Kaiser Aluminum Corp.
4.50% due 06/01/31[6]	13,250,000		13,034,687
4.63% due 03/01/28[6]	650,000		656,500
Minerals Technologies, Inc.
5.00% due 07/01/28[6]	11,230,000		11,640,456
EverArc Escrow SARL
5.00% due 10/30/29[6]	11,525,000		11,533,529
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[6]	9,800,000		10,057,250
Carpenter Technology Corp.
6.38% due 07/15/28	8,315,000		8,839,634
Clearwater Paper Corp.
4.75% due 08/15/28[6]	5,439,000		5,534,183
HB Fuller Co.
4.25% due 10/15/28	5,250,000		5,407,500
Novelis Sheet Ingot GmbH
3.38% due 04/15/29	EUR	4,500,000	5,262,295
ArcelorMittal S.A.
4.55% due 03/11/26	2,450,000		2,681,764
Arconic Corp.
6.00% due 05/15/25[6]	2,225,000		2,325,125
Compass Minerals International, Inc.
6.75% due 12/01/27[6]	1,944,000		2,058,366
Mirabela Nickel Ltd.
due 06/24/19[9,10]	1,885,418		94,271
Total Basic Materials			122,086,558
Technology - 1.4%
Qorvo, Inc.
4.38% due 10/15/29	11,220,000		11,907,225
3.38% due 04/01/31[6]	9,225,000		9,390,497
NCR Corp.
5.25% due 10/01/30[6]	11,425,000		11,739,187
5.13% due 04/15/29[6]	6,350,000		6,573,520
Twilio, Inc.
3.88% due 03/15/31	15,100,000		15,246,470
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	14,000,000		14,565,390
TeamSystem SpA
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/15/28[13]	EUR	11,750,000	13,351,660
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[6]	11,800,000		12,006,500
Citrix Systems, Inc.
1.25% due 03/01/26	12,100,000		11,783,942
Playtika Holding Corp.
4.25% due 03/15/29[6]	8,750,000		8,575,000
MSCI, Inc.
3.88% due 02/15/31[6]	883,000		919,424
ACI Worldwide, Inc.
5.75% due 08/15/26[6]	400,000		417,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 30.7% (continued)
Technology - 1.4% (continued)
Boxer Parent Company, Inc.
7.13% due 10/02/25[6]	225,000		$235,969
Total Technology			116,711,784
Utilities - 1.2%
Midcap Funding XLVI Trust
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/29/23†††,13	43,400,000		43,437,076
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	21,800,000		21,936,446
Clearway Energy Operating LLC
3.75% due 02/15/31[6]	13,450,000		13,416,375
AES Corp.
3.95% due 07/15/30[6]	9,760,000		10,398,304
Terraform Global Operating LLC
6.13% due 03/01/26[6]	7,885,000		8,032,844
Total Utilities			97,221,045
Total Corporate Bonds
(Cost $2,503,972,886)			2,563,112,524

SENIOR FLOATING RATE INTERESTS††,13 - 22.6%
Consumer, Cyclical - 5.6%
Zephyr Bidco Ltd.
4.93% (1 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	20,850,000	27,832,332
7.68% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP	1,540,417	2,064,090
MB2 Dental Solutions LLC
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	22,415,552		22,036,259
7.11% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	7,407,867		7,282,519
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	23,010,953		22,844,123
FR Refuel LLC
5.50% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28†††	20,846,667		20,690,317
Pacific Bells, LLC
5.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 11/10/28	19,694,845		19,596,371
BGIS (BIFM CA Buyer, Inc.)
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/26	18,038,858		17,858,470
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	17,356,500		17,356,500
BCPE Empire Holdings, Inc.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/11/26	16,900,000		16,836,625
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26	222,723		221,052
Breitling Financing SARL
due 10/25/28	EUR	13,900,000	15,841,474
SP PF Buyer LLC
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	15,387,151		14,896,762
Truck Hero, Inc.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 01/31/28	14,788,250		14,692,422
BRE/Everbright M6 Borrower LLC
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 09/09/26	14,433,020		14,496,237
PAI Holdco, Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/28/27	14,051,605		14,016,476
NFM & J LLC
6.75% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/23/27†††	8,426,293		8,334,039
6.75% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/23/27	4,261,853		4,219,235
CNT Holdings I Corp.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/08/27	12,139,000		12,136,815

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,13 - 22.6% (continued)
Consumer, Cyclical - 5.6% (continued)
CD&R Firefly Bidco Ltd.
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/23/25	EUR	6,000,000	$6,815,847
4.91% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 06/23/25	GBP	3,350,000	4,496,416
Flamingo
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/27/28	EUR	10,000,000	11,285,633
Loire Finco Luxembourg SARL
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/27	10,719,202		10,652,207
Verisure Holding AB
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/20/26	EUR	7,651,053	8,650,376
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	1,770,000	2,000,136
EnTrans International LLC
6.10% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	11,099,373		10,400,112
Rent-A-Center, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	9,780,851		9,750,335
American Trailer World Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/03/28	9,402,750		9,357,429
BCP V Modular Services Holdings IV Ltd.
due 10/06/28	EUR	8,200,000	9,323,486
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 09/29/28	9,200,000		9,190,800
ImageFIRST Holdings LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 04/27/28	8,268,806		8,237,798
United Petfood
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 04/24/28	EUR	7,000,000	7,889,344
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	7,481,250		7,485,963
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	7,670,150		7,390,189
Holding SOCOTEC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/30/28	7,150,000		7,123,187
Camin Cargo Control, Inc.
7.50% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/04/26†††	6,865,500		6,831,172
AlixPartners, LLP
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/04/28	EUR	5,955,000	6,756,796
Cast & Crew Payroll LLC
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/09/26	6,592,140		6,582,714
First Brands Group LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	5,024,750		5,039,824
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	4,820,103		4,386,294

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,13 - 22.6% (continued)
Consumer, Cyclical - 5.6% (continued)
Galls LLC
7.75% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.75%) due 01/31/25†††	3,662,530		$3,634,282
7.75% ((1 Month USD LIBOR + 6.25%) and (3 Month USD LIBOR + 6.25%), Rate Floor: 7.75%) due 01/31/24†††	324,490		309,819
Alexander Mann
5.17% (6 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	3,000,000	3,886,348
SHO Holding I Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/27/24†††	3,633,188		3,433,362
6.23% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24†††	60,373		57,053
Sovos Brands Intermediate, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 06/08/28	3,398,759		3,393,796
Apro LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/14/26	3,275,250		3,271,156
Adevinta ASA
3.00% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 06/26/28	EUR	2,600,000	2,966,498
Checkers Drive-In Restaurants, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	3,296,186		2,795,166
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	2,712,500		2,631,125
WESCO
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††	2,306,764		2,302,090
CCRR Parent, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28	1,890,500		1,886,965
TTF Holdings Intermediate LLC
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/31/28	1,729,750		1,729,750
EG Finco Ltd.
5.06% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 02/07/25	GBP	965,000	1,294,427
Total Consumer, Cyclical			466,490,013
Industrial - 4.7%
CapStone Acquisition Holdings, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27	26,264,212		26,231,382
United Airlines, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	25,372,500		25,407,007
Arcline FM Holdings LLC
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	21,147,000		21,094,133
AI Convoy Luxembourg SARL
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 01/18/27	11,500,000		11,508,970
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/18/27	EUR	8,324,708	9,389,653
American Bath Group LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	20,644,736		20,531,190
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	12,561,222		12,498,416
due 11/16/28	5,000,000		4,975,000
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	15,250,000		16,060,233

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,13 - 22.6% (continued)
Industrial - 4.7% (continued)
TK Elevator Midco GmbH
3.63% (3 Month EURIBOR + 3.63%, Rate Floor: 3.63%) due 07/30/27	EUR	7,000,000	$7,930,305
4.00% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	6,484,745		6,483,837
Fugue Finance BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 08/30/24	EUR	12,545,690	14,082,051
TransDigm, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	14,115,155		13,909,779
NA Rail Hold Co. LLC
4.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.25%) due 10/19/26	13,811,934		13,835,000
DXP Enterprises, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/23/27	13,150,625		13,051,995
Charter Next Generation, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	13,018,500		13,034,773
Merlin Buyer, Inc.
4.50% (3 Month USD SOFR + 4.00%, Rate Floor: 4.50%) due 12/10/28	12,000,000		11,940,000
Service Logic Acquisition, Inc.
4.75% (2 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27†††	11,405,610		11,362,839
DiversiTech Holdings
due 12/14/28	10,730,000		10,709,935
DG Investment Intermediate Holdings 2, Inc.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 03/31/28	10,523,974		10,510,819
Dispatch Terra Acquisition LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	10,371,186		10,345,258
TricorBraun Holdings, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	9,904,455		9,824,625
Air Canada
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	9,800,000		9,759,722
PECF USS Intermediate Holding III Corp.
due 11/04/28	8,000,000		8,002,880
YAK MAT (YAK ACCESS LLC)
10.21% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	12,220,199		7,943,129
Filtration Group Corp.
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR	3,576,619	4,053,949
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 10/21/28	2,500,000		2,494,275
Michael Baker International LLC
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 12/01/28†††	6,400,000		6,432,000
Valcour Packaging LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 10/04/28†††	6,300,000		6,292,125
Park River Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	6,270,238		6,206,533
BWAY Holding Co.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	4,812,331		4,743,563
Patriot Container Corp. (Wastequip)
4.75% (2 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/20/25	4,717,241		4,634,690
MI Windows And Doors LLC
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/18/27	3,960,000		3,973,622

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,13 - 22.6% (continued)
Industrial - 4.7% (continued)
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	3,827,701		$3,827,701
ILPEA Parent, Inc.
5.25% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 06/22/28	3,465,242		3,447,916
LTI Holdings, Inc.
4.85% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26†††	1,950,000		1,947,563
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	1,451,250		1,432,108
Titan Acquisition Ltd. (Husky)
3.35% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	2,964,934		2,912,217
Integrated Power Services Holdings, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/22/28†††	2,432,927		2,408,598
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/18/28	463,110		460,794
Protective Industrial Products, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 12/29/27	2,686,500		2,674,760
Bhi Investments LLC
5.38% (3 Month USD LIBOR + 4.38%, Rate Floor: 5.38%) due 08/28/24	2,496,892		2,446,954
Madison Safety & Flow LLC
due 12/13/28	2,100,000		2,098,026
Waterlogic USA Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 08/17/28	1,995,000		1,995,000
Pro Mach Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	1,909,777		1,914,551
Duran Group Holding GMBH
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/29/24†††	EUR	416,090	468,953
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/20/24†††	EUR	81,858	92,258
API Heat Transfer
12.00% (in-kind rate was 12.00%) due 01/01/24†††,14	1,177,125		382,566
12.00% (in-kind rate was 12.00%) due 10/02/23†††,14	216,452		151,516
Transcendia Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	563,475		499,803
Total Industrial			388,414,972
Consumer, Non-cyclical - 4.2%
Women's Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/15/28	31,740,500		31,629,408
National Mentor Holdings, Inc.
4.50% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	21,618,827		21,360,698
Mission Veterinary Partners
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	21,396,375		21,289,393
Quirch Foods Holdings LLC
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/27/27†††	19,708,356		19,757,627
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	17,380,000		17,336,550

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,13 - 22.6% (continued)
Consumer, Non-cyclical - 4.2% (continued)
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	15,856,453		$15,876,274
PetIQ LLC
4.75% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††	15,721,000		15,603,093
SCP Eye Care Services LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28	13,857,315		13,866,045
LaserAway Intermediate Holdings II LLC
6.50% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 10/14/27†††	13,400,000		13,299,500
Sigma Holding BV (Flora Food)
3.50% ((1 Month EURIBOR + 3.50%) and (6 Month EURIBOR + 3.50%), Rate Floor: 3.50%) due 07/02/25	EUR	12,019,549	13,258,723
Nidda Healthcare Holding GmbH
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	11,387,239	12,832,552
Florida Food Products LLC
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28	12,954,615		12,727,910
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	12,295,160		12,264,422
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	12,505,500		12,110,826
Hearthside Group Holdings LLC
3.79% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	6,740,936		6,689,165
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	5,040,045		5,013,282
Cambrex Corp.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 12/04/26	10,374,519		10,370,162
EyeCare Partners LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/15/28	7,607,955		7,571,817
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27	2,166,954		2,152,739
Sunshine Investments BV
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 03/28/25	EUR	8,400,000	9,418,060
Resonetics LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28	8,750,000		8,735,388
Gibson Brands, Inc.
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 08/11/28	8,300,000		8,196,250
Medical Solutions Parent Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/01/28	7,560,000		7,543,822
Endo Luxembourg Finance Company I SARL
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28	7,691,875		7,464,965
CAB (Biogroup)
3.00% (6 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 02/09/28	EUR	6,500,000	7,330,038

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,13 - 22.6% (continued)
Consumer, Non-cyclical - 4.2% (continued)
Pearl Intermediate Parent LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	6,450,633		$6,442,570
Osmosis Holdings Australia II Pty Ltd.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 07/31/28	5,967,778		5,972,015
Confluent Health LLC
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 11/30/28	4,567,699		4,560,071
IVC Acquisition Ltd.
due 02/13/26	EUR	3,400,000	3,871,216
Zep, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	3,698,184		3,596,484
Fender Musical Instruments Corp.
4.50% (3 Month USD SOFR + 4.00%, Rate Floor: 4.50%) due 11/15/28†††	3,550,000		3,545,563
Sharp Midco LLC
due 12/13/28	3,300,000		3,291,750
Packaging Coordinators Midco, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27	2,550,000		2,547,884
Mamba Purchaser, Inc.
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 10/16/28	2,000,000		1,996,660
Certara Holdco, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/17/26	1,612,181		1,605,136
Recess Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	1,062,923		1,055,280
Triton Water Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	500,000		494,090
Moran Foods LLC
11.75% (3 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 10.75%) due 10/01/24†††,14	515,005		437,754
Moran Foods LLC
8.00% (3 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 7.00%) due 04/01/24[14]	410,981		417,146
Total Consumer, Non-cyclical			353,532,328
Technology - 3.3%
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	23,265,000		23,255,229
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	18,016,362		18,009,877
Project Ruby Ultimate Parent Corp.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	17,468,000		17,438,828
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	17,256,750		17,271,073
Aston FinCo SARL
4.99% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP	12,935,000	17,153,897
Datix Bidco Ltd.
4.18% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/28/25†††	9,112,505		9,069,410
8.21% (6 Month GBP LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	4,225,000	5,681,157
4.96% (6 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	1,000,000	1,345,961
7.93% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	461,709		459,079

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,13 - 22.6% (continued)
Technology - 3.3% (continued)
Team.Blue Finco SARL
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/27/28	EUR	14,000,000	$15,901,093
Sitecore Holding III A/S
7.75% (3 Month EURIBOR + 7.00%, Rate Floor: 7.00%) (in-kind rate was 0.75%) due 03/12/26†††,14	EUR	8,219,283	9,239,606
7.50% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††	6,643,109		6,559,689
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	15,571,750		15,586,387
Wrench Group LLC
4.22% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26	14,961,014		14,923,611
Polaris Newco LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	7,950,000		7,942,527
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/04/26†††	7,824,841		6,959,223
Transact Holdings, Inc.
4.85% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	14,652,897		14,513,695
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27	12,437,500		12,406,406
Sportradar Capital SARL
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/27	EUR	10,600,000	12,046,277
Project Boost Purchaser LLC
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 05/29/26	6,965,000		6,959,219
Ping Identity Corp.
4.25% (1 Month USD SOFR + 3.75%, Rate Floor: 4.25%) due 11/18/28†††	5,000,000		5,000,000
AVS Group GmbH
3.75% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 09/10/26	EUR	3,750,000	4,250,982
VT TopCo, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	4,212,766		4,204,003
Sitecore USA, Inc.
7.50% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††	3,765,879		3,718,589
Concorde Lux
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR	3,100,000	3,537,226
Greenway Health LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	3,463,980		3,302,316
Taxware Holdings (Sovos Compliance LLC)
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28	3,240,411		3,246,503
Ministry Brands LLC
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22†††	2,621,258		2,581,939
Verscend Holding Corp.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/27/25	2,388,000		2,385,015
24-7 Intouch, Inc.
4.85% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25†††	2,244,404		2,216,349
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	1,891,922		1,882,160
Boxer Parent Co., Inc.
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	1,575,664		1,564,634
Ep Purchaser LLC
4.00% (2 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/06/28	1,500,000		1,499,625

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,13 - 22.6% (continued)
Technology - 3.3% (continued)
Brave Parent Holdings, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	1,221,718		$1,218,224
Kar Finland Bidco Oy
4.50% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/27/23†††	EUR	1,000,000	1,118,511
Total Technology			274,448,320
Financial - 2.5%
Jones Deslauriers Insurance Management, Inc.
5.00% (3 Month Canada Bankers Acceptances + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD	39,990,648	31,437,199
8.00% (3 Month Canada Bankers Acceptances + 7.50%, Rate Floor: 8.00%) due 03/26/29	CAD	10,612,000	8,426,186
Franchise Group, Inc.
4.95% (3 Month USD SOFR + 4.75%, Rate Floor: 4.75%) due 11/22/23†††	11,827,887		11,768,748
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	11,614,943		11,585,906
Orion Advisor Solutions, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/24/27	21,458,967		21,479,138
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	18,850,000		18,802,875
Camelia Bidco Banc Civica
5.01% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP	12,975,000	17,368,550
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	13,035,000		13,041,127
Higginbotham
6.25% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/25/26†††	12,893,671		12,736,167
Teneo Holdings LLC
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 07/11/25	10,825,507		10,843,585
Alter Domus
4.06% (3 Month USD SOFR + 3.75%, Rate Floor: 3.75%) due 02/17/28	10,447,500		10,416,993
USI, Inc.
3.47% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26	10,170,638		10,092,527
HUB International Ltd.
2.87% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	5,146,508		5,083,360
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 04/25/25	2,846,693		2,844,017
Aretec Group, Inc.
4.35% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	6,313,435		6,310,783
Eisner Advisory Group
6.00% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 07/28/28†††	5,454,545		5,454,545
7.50% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 07/28/28†††	527,273		527,273
Sandy Bidco BV
due 06/12/28	EUR	4,700,000	5,355,988
Cross Financial Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27	4,723,763		4,745,397
Cobham Ultra SeniorCo SARL
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/15/28	500,000		497,970
Total Financial			208,818,334
Communications - 1.1%
Syndigo LLC
5.25% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††	27,343,375		27,275,016

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,13 - 22.6% (continued)
Communications - 1.1% (continued)
Xplornet Communications, Inc.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	20,100,000		$20,058,192
FirstDigital Communications LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/16/26	10,550,000		10,465,600
Radiate Holdco LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26	7,723,090		7,691,734
Zayo Group Holdings, Inc.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,146,447		6,059,352
McGraw Hill LLC
5.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	4,239,375		4,215,550
Titan AcquisitionCo New Zealand Ltd.
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/18/28	4,200,000		4,182,486
Recorded Books, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	4,143,341		4,135,925
Trader Interactive LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 07/28/28†††	2,000,000		1,990,000
Cincinnati Bell, Inc.
3.75% (3 Month USD SOFR + 3.25%, Rate Floor: 3.75%) due 11/17/28	1,000,000		998,750
Flight Bidco, Inc.
7.60% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26†††	1,000,000		965,000
SFR Group S.A.
4.12% (2 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	436,500		433,881
Total Communications			88,471,486
Basic Materials - 0.7%
Meridian Adhesives Group, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 07/24/28	13,720,000		13,651,400
Illuminate Buyer LLC
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	12,022,782		11,939,344
NIC Acquisition Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	10,969,120		10,804,583
Pregis TopCo LLC
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 07/31/26	6,533,625		6,492,790
GrafTech Finance, Inc.
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25	5,833,161		5,825,870
Barentz Midco BV
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 11/30/27	EUR	2,400,000	2,737,377
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/30/27	1,985,037		1,985,037
SCHUR Flexibles GmbH
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 09/29/28	EUR	3,150,000	3,593,345
American Rock Salt Company LLC
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 06/09/28	2,338,250		2,329,482
Vectra Co.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	1,921,108		1,840,268

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,13 - 22.6% (continued)
Basic Materials - 0.7% (continued)
DCG Acquisition Corp.
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	937,758	$935,414
Ascend Performance Materials Operations LLC
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 08/27/26	393,015	394,784
Total Basic Materials		62,529,694
Utilities - 0.3%
Hamilton Projects Acquiror LLC
6.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27	24,392,958	24,357,344
Granite Generation LLC
4.75% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 11/09/26	504,134	496,194
Total Utilities		24,853,538
Energy - 0.2%
TransMontaigne Operating Company LP
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/17/28	10,600,000	10,639,750
Venture Global Calcasieu Pass LLC
2.48% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	4,134,403	4,093,059
Permian Production Partners LLC
9.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,14	2,080,129	1,872,116
Buckeye Partners LP
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/01/26	589,545	586,933
Total Energy		17,191,858
Total Senior Floating Rate Interests
(Cost $1,888,711,848)		1,884,750,543

ASSET-BACKED SECURITIES†† - 16.5%
Collateralized Loan Obligations - 9.6%
LoanCore Issuer Ltd.
2021-CRE4, 2.67% (30 Day Average U.S. Secured Overnight Financing Rate + 2.61%, Rate Floor: 2.50%) due 07/15/35[13]	20,500,000	20,461,327
2019-CRE2, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[6,13]	12,850,000	12,845,546
2021-CRE6, 2.96% (1 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 11/15/38[6,13]	11,300,000	11,269,863
2021-CRE5, 3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36[13]	8,250,000	8,218,775
FS RIALTO
2021-FL3, 2.61% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/16/36[6,13]	36,500,000	36,461,971
2021-FL2, 2.91% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 04/16/28[6,13]	8,850,000	8,838,954
Fortress Credit Opportunities IX CLO Ltd.
2021-9A, 2.92% (3 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 10/15/33[6,13]	35,000,000	34,954,567
2021-9A, 4.07% (3 Month USD LIBOR + 3.95%, Rate Floor: 3.95%) due 10/15/33[6,13]	7,750,000	7,748,826
Diamond CLO Ltd.
2018-1A, 2.73% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[6,13]	13,500,000	13,475,591
2018-1A, 1.93% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/22/30[6,13]	11,000,000	10,999,947
2021-1A, 3.52% (3 Month USD LIBOR + 3.40%, Rate Floor: 3.40%) due 04/25/29[6,13]	5,500,000	5,499,912

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.5% (continued)
Collateralized Loan Obligations - 9.6% (continued)
2018-1A, 3.83% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[6,13]	5,000,000	$4,990,964
2021-1A, 2.52% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29[6,13]	1,322,000	1,317,125
LCCM Trust
2021-FL3, 2.70% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/15/38[6,13]	28,865,000	28,790,153
2021-FL2, 3.01% (1 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 12/13/38[6,13]	5,750,000	5,735,341
ABPCI Direct Lending Fund CLO IV LLC
2.12% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/08/29†††,13	31,400,000	31,418,324
BXMT Ltd.
2020-FL2, 1.82% (30 Day Average U.S. Secured Overnight Financing Rate + 1.76%, Rate Floor: 1.65%) due 02/15/38[13]	15,640,000	15,624,088
2020-FL2, 2.12% (30 Day Average U.S. Secured Overnight Financing Rate + 2.06%, Rate Floor: 1.95%) due 02/15/38[6,13]	8,000,000	7,958,548
2020-FL3, 2.97% (30 Day Average U.S. Secured Overnight Financing Rate + 2.91%, Rate Floor: 2.80%) due 11/15/37[6,13]	7,350,000	7,350,934
Voya CLO Ltd.
2021-2A, 3.72% (3 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 06/07/30[6,13]	16,500,000	16,452,249
2013-1A, due 10/15/30[6,15]	28,970,307	10,194,651
MidOcean Credit CLO VII
2020-7A, 2.32% (3 Month USD LIBOR + 2.20%, Rate Floor: 0.00%) due 07/15/29[6,13]	21,000,000	20,877,167
ACRES Commercial Realty Ltd.
2021-FL2, 3.19% (1 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 01/15/37[6,13]	8,350,000	8,353,860
2021-FL1, 2.76% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36[13]	7,250,000	7,229,292
2021-FL2, 2.74% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 01/15/37[6,13]	5,250,000	5,252,420
Treman Park CLO Ltd.
2015-1A, due 10/20/28[6,15]	32,400,000	20,756,804
Palmer Square Loan Funding Ltd.
2018-4A, 2.06% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 11/15/26[6,13]	9,050,000	9,037,540
2021-3A, 2.67% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/20/29[6,13]	8,300,000	8,306,241
2018-5A, 2.03% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/20/27[6,13]	3,000,000	2,995,693
BSPRT Issuer Ltd.
2021-FL6, 3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/15/36[6,13]	18,425,000	18,402,509
2021-FL7, 2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 12/15/38[6,13]	1,600,000	1,599,999
BSPDF Issuer Ltd.
2021-FL1, 2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36[13]	19,975,000	19,865,741
Golub Capital Partners CLO Ltd.
2018-36A, 2.24% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[6,13]	20,000,000	19,463,652

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.5% (continued)
Collateralized Loan Obligations - 9.6% (continued)
Golub Capital Partners CLO 49M Ltd.
2021-49A, 3.95% (3 Month USD LIBOR + 3.85%, Rate Floor: 3.85%) due 08/26/33[6,13]	18,100,000	$18,063,498
KREF Funding V LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26†††,13	17,777,383	17,766,476
0.15% due 06/25/26†††,16	73,636,363	59,940
Anchorage Capital CLO 6 Ltd.
2021-6A, 3.57% (3 Month USD LIBOR + 3.45%, Rate Floor: 3.45%) due 07/15/30[6,13]	17,350,000	17,353,796
Cerberus Loan Funding XXX, LP
2020-3A, 3.77% (3 Month USD LIBOR + 3.65%, Rate Floor: 3.65%) due 01/15/33[6,13]	14,500,000	14,677,532
Atlas Senior Loan Fund IX Ltd.
2018-9A, 1.93% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28[6,13]	10,250,000	10,234,938
2018-9A, due 04/20/28[6,15]	9,600,000	1,624,320
ABPCI Direct Lending Fund IX LLC
2021-9A, 2.62% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/18/31[6,13]	11,550,000	11,549,968
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A, 2.82% (3 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 01/20/32[6,13]	11,500,000	11,293,714
TCP Waterman CLO Ltd.
2016-1A, 3.20% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 12/15/28[6,13]	11,000,000	11,001,672
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 3.12% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/15/33[6,13]	9,900,000	9,950,683
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 3.03% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 01/20/33[6,13]	9,950,000	9,823,196
Golub Capital Partners CLO 16 Ltd.
2021-16A, 3.02% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 07/25/33[6,13]	9,300,000	9,314,355
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 3.03% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 04/20/31[6,13]	9,200,000	9,222,670
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.85% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/22/33[6,13]	9,000,000	8,999,982
BCC Middle Market CLO LLC
2021-1A, 1.66% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33[6,13]	9,000,000	8,977,998
Magnetite XXIX Ltd.
2021-29A, 2.72% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/34[6,13]	8,800,000	8,694,684
Marathon CLO V Ltd.
2017-5A, 1.61% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[6,13]	7,920,233	7,914,299
2013-5A, due 11/21/27[6,15]	5,500,000	778,250
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[6,15]	19,435,737	8,185,458
CIFC Funding 2017-II Ltd.
2021-2A, 3.23% (3 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 04/20/30[6,13]	8,100,000	8,099,906
Flagship CLO VIII Ltd.
2018-8A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[6,13]	8,025,000	8,024,693

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.5% (continued)
Collateralized Loan Obligations - 9.6% (continued)
Venture XIV CLO Ltd.
2020-14A, 2.43% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29[6,13]	8,000,000	$7,997,116
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[6,15]	9,500,000	7,984,789
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 2.67% (3 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 10/20/31[6,13]	7,950,000	7,949,986
Madison Park Funding XLVIII Ltd.
2021-48A, 3.12% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/19/33[6,13]	7,500,000	7,501,300
Telos CLO Ltd.
2017-6A, 2.72% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/17/27[6,13]	7,500,000	7,493,404
ACRE Commercial Mortgage Ltd.
2021-FL4, 2.70% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 12/18/37[6,13]	7,350,000	7,329,538
Cerberus Loan Funding XXXIII, LP
2021-3A, 2.92% (3 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 07/23/33[6,13]	5,900,000	5,904,852
Hull Street CLO Ltd.
2014-1A, 3.72% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/18/26[6,13]	5,785,000	5,683,438
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 3.13% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/20/33[6,13]	5,550,000	5,590,629
CHCP Ltd.
2021-FL1, 3.17% (30 Day Average U.S. Secured Overnight Financing Rate + 3.11%, Rate Floor: 3.00%) due 02/15/38[6,13]	5,500,000	5,510,618
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[6,15]	11,700,000	5,502,451
Silvermore CLO Ltd.
2014-1A, 3.16% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 05/15/26[6,13]	5,500,000	5,499,332
Cerberus Loan Funding XXXV, LP
2021-5A, 2.73% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 09/22/33[6,13]	5,150,000	5,143,380
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[6,15]	7,895,000	5,023,588
BNPP IP CLO Ltd.
2014-2A, 5.38% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25[6,13]	5,847,392	4,794,862
First Eagle Clarendon Fund CLO LLC
2019-1A, 3.17% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[6,13]	3,470,754	3,470,841
2015-1A, 4.47% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[6,13]	1,300,000	1,299,914
WhiteHorse X Ltd.
2015-10A, 5.42% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[6,13]	4,980,000	4,494,883
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[6,15]	13,790,000	4,200,434
Cerberus Loan Funding XXVI, LP
2021-1A, 3.02% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 04/15/31[6,13]	4,000,000	4,014,996
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A, 2.87% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/16/33[6,13]	4,050,000	4,001,534
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[6,15]	6,400,000	2,660,608

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.5% (continued)
Collateralized Loan Obligations - 9.6% (continued)
2013-3X SUB, due 10/15/30[15]	4,938,326	$1,158,531
STWD Ltd.
2021-FL2, 2.91% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 04/18/38[6,13]	3,750,000	3,749,994
Newstar Commercial Loan Funding LLC
2017-1A, 3.71% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[6,13]	3,422,441	3,425,468
KVK CLO Ltd.
2013-1A, due 01/14/28[6,15]	11,900,000	3,183,250
Monroe Capital CLO Ltd.
2017-1A, 3.73% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[6,13]	3,000,000	2,995,688
AMMC CLO XI Ltd.
2012-11A, due 04/30/31[6,15]	5,650,000	2,829,334
HGI CRE CLO Ltd.
2021-FL2, 2.26% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 09/17/36[6,13]	1,600,000	1,588,102
2021-FL2, 2.56% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/17/36[6,13]	1,200,000	1,190,994
BDS Ltd.
2021-FL9, 2.70% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/16/38[6,13]	2,700,000	2,691,539
Denali Capital CLO XI Ltd.
2018-1A, 2.28% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[6,13]	2,500,000	2,485,514
Goldentree Loan Management US CLO 4 Ltd.
2021-4A, 3.27% (3 Month USD LIBOR + 3.15%, Rate Floor: 3.15%) due 04/24/31[6,13]	2,000,000	1,987,990
PFP Ltd.
2021-7, 3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/14/38[6,13]	1,789,911	1,783,490
Babson CLO Ltd.
2014-IA, due 07/20/25[6,15]	11,900,000	1,275,680
West CLO Ltd.
2013-1A, due 11/07/25[6,15]	5,300,000	872,115
Dryden Senior Loan Fund
due 01/15/31[15]	1,897,598	856,780
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[6,15]	1,500,000	607,500
TICP CLO III-2 Ltd.
2018-3R, 0.97% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[6,13]	144,133	144,071
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[15]	6,270,000	104,709
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,15]	4,219,178	4,810
Copper River CLO Ltd.
2007-1A, due 01/20/21[10,15]	8,150,000	1,630
Total Collateralized Loan Obligations		806,350,284
Transport-Aircraft - 3.3%
AASET Trust
2021-1A, 2.95% due 11/16/41[6]	22,843,985	22,387,366
2017-1A, 3.97% due 05/16/42[6]	24,749,828	22,317,242
2020-1A, 4.34% due 01/16/40[6]	6,611,667	4,705,115
2021-2A, 3.54% due 01/15/47[6]	4,000,000	3,966,425
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	47,658,022	41,963,031
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[6]	18,396,770	18,019,237
2016-1, 4.45% due 08/15/41	7,089,541	7,020,608
2019-1A, 3.97% due 04/15/39[6]	6,745,080	6,647,841
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[6]	15,337,235	15,171,428
2019-1, 3.60% due 09/15/39[6]	6,574,327	6,408,645
2017-1, 6.30% due 02/15/42[6]	3,838,675	3,673,924
Sprite Ltd.
2021-1, 3.75% due 11/15/46[6]	19,848,400	19,502,750

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 16.5% (continued)
Transport-Aircraft - 3.3% (continued)
Raspro Trust
2005-1A, 1.06% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[6,13]	18,130,811		$18,108,833
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[6]	19,769,456		17,776,215
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[6]	16,925,792		16,160,260
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[6]	8,877,392		8,575,512
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[6]	9,117,555		7,875,401
2020-1A, 3.23% due 03/15/40[6]	616,461		598,522
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[6]	6,350,000		6,290,311
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[6]	6,008,324		5,997,374
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[6]	5,307,274		5,197,431
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[6,17]	4,030,088		3,928,686
WAVE LLC
2019-1, 3.60% due 09/15/44[6]	3,974,424		3,875,456
Slam Ltd.
2021-1A, 3.42% due 06/15/46[6]	3,487,680		3,436,722
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[6]	2,639,616		2,796,791
Stripes Aircraft Ltd.
2013-1 A1, 3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/20/23†††,13	1,929,678		1,870,811
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,9,10	2,097,481		210
Total Transport-Aircraft			274,272,147
Financial - 1.7%
HarbourVest Structured Solutions IV Holdings, LP
2.58% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26†††,13	23,234,292		23,235,700
2.45% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26†††,13	EUR	12,900,000	14,769,949
HV Eight LLC
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 12/28/25†††,13	EUR	28,000,000	31,840,824
Madison Avenue Secured Funding Trust Series
2021-1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23[6,13]	20,750,000		20,750,000
Nassau LLC
2019-1, 3.98% due 08/15/34[6]	16,889,389		17,067,562
Lam Trade Finance Group LLC
2.50% due 09/29/22†††	12,000,000		11,990,564
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24†††,13	EUR	9,025,061	10,269,895
Ceamer Finance LLC
3.69% due 03/22/31†††	6,000,000		5,804,621
KKR Core Holding Company LLC
4.00% due 08/12/31†††	4,880,000		4,779,371
Total Financial			140,508,486
Whole Business - 0.6%
TSGE
2017-1, 6.25% due 09/25/31†††	42,550,000		43,332,997
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[6]	2,697,875		2,814,836
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[6]	2,079,000		2,101,910

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.5% (continued)
Whole Business - 0.6% (continued)
Wendy's Funding LLC
2018-1A, 3.88% due 03/15/48[6]	384,000	$398,666
Total Whole Business		48,648,409
Infrastructure - 0.5%
VB-S1 Issuer LLC
2020-1A, 6.66% due 06/15/50[6]	23,700,000	25,223,706
2020-1A, 4.09% due 06/15/50[6]	5,183,000	5,357,109
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[6]	8,500,000	8,518,831
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48[10]	6,686,497	6,796,006
Total Infrastructure		45,895,652
Collateralized Debt Obligations - 0.3%
Anchorage Credit Funding 3 Ltd.
2021-3A, 3.47% due 01/28/39[6]	14,250,000	14,273,981
Anchorage Credit Funding 4 Ltd.
2021-4A, 3.12% due 04/27/39[6]	9,200,000	9,178,629
2021-4A, 3.52% due 04/27/39[6]	4,250,000	4,236,999
Total Collateralized Debt Obligations		27,689,609
Net Lease - 0.3%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[6]	21,105,000	21,760,414
Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	15,300,000	15,830,115
Total Asset-Backed Securities
(Cost $1,369,613,105)		1,380,955,116

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.4%
Residential Mortgage-Backed Securities - 5.2%
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36[13]	23,247,980	14,886,851
2006-WMC3, 0.40% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36[13]	9,530,492	7,607,320
2006-HE3, 0.42% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 11/25/36[13]	6,021,632	5,560,896
2006-WMC4, 0.22% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[13]	8,002,160	5,095,529
2006-WMC4, 0.18% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 12/25/36[13]	3,383,593	2,138,412
Ameriquest Mortgage Securities Trust
2006-M3, 0.34% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 10/25/36[13]	34,086,912	14,532,181
2006-M3, 0.28% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[13]	21,636,581	14,184,761
2006-M3, 0.20% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[13]	14,170,558	5,916,904
FKRT
2.21% due 11/30/58†††,10	33,850,000	33,575,815
Lehman XS Trust Series
2006-16N, 0.52% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 11/25/46[13]	15,194,095	15,503,497
2006-18N, 0.46% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 12/25/36[13]	10,860,010	11,432,156
2006-10N, 0.52% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46[13]	2,965,691	3,077,079

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.4% (continued)
Residential Mortgage-Backed Securities - 5.2% (continued)
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 0.46% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37[13]	25,326,651	$12,399,665
2007-HE2, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[13]	19,298,684	9,199,171
2007-HE4, 0.27% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[13]	7,429,980	6,232,846
2007-HE4, 0.35% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[13]	2,284,747	1,708,985
RALI Series Trust
2006-QO6, 0.46% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46[13]	31,395,778	9,513,332
2007-QO2, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[13]	14,011,658	6,761,408
2006-QO8, 0.50% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 10/25/46[13]	4,761,470	4,725,950
2006-QO6, 0.56% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 06/25/46[13]	8,168,753	2,565,623
2006-QO2, 0.64% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46[13]	6,105,519	1,694,682
2006-QO6, 0.62% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 06/25/46[13]	5,153,788	1,653,034
2006-QO2, 0.78% (1 Month USD LIBOR + 0.68%, Rate Floor: 0.68%) due 02/25/46[13]	3,266,971	948,034
2006-QO2, 0.54% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46[13]	218,986	59,431
Long Beach Mortgage Loan Trust
2006-6, 0.60% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36[13]	14,615,909	7,646,322
2006-8, 0.42% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36[13]	17,404,904	6,547,883
2006-4, 0.42% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 05/25/36[13]	10,490,248	4,306,739
2006-1, 0.48% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 02/25/36[13]	4,055,922	3,702,876
2006-6, 0.40% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36[13]	4,551,217	2,327,688
2006-8, 0.28% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 09/25/36[13]	4,716,402	1,743,360
2006-6, 0.30% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 07/25/36[13]	2,634,603	1,331,861
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.73% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[13]	22,291,243	22,220,678
American Home Mortgage Assets Trust
2006-6, 0.31% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[13]	8,921,378	7,938,490
2006-1, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/46[13]	7,949,773	7,506,008
2006-3, 1.02% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46[13]	5,745,564	4,667,031
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 0.32% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[13]	23,178,514	10,215,620
2006-2, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[13]	17,682,305	7,709,093
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 0.32% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[13]	20,829,977	12,300,581
2006-HE6, 0.30% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 09/25/36[13]	4,553,707	2,106,155
2007-HE4, 0.33% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[13]	4,002,533	1,724,349
IXIS Real Estate Capital Trust
2007-HE1, 0.26% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37[13]	25,051,024	8,317,696
2007-HE1, 0.33% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37[13]	17,748,298	5,965,386
GSAMP Trust
2007-NC1, 0.23% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[13]	20,182,498	13,357,899

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.4% (continued)
Residential Mortgage-Backed Securities - 5.2% (continued)
Master Asset Backed Securities Trust
2006-WMC3, 0.26% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[13]	10,613,679	$4,718,969
2006-HE3, 0.30% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 08/25/36[13]	9,862,578	3,806,029
2006-HE3, 0.40% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36[13]	8,292,073	3,243,527
GSAA Home Equity Trust
2006-3, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36[13]	11,684,701	7,523,156
2006-9, 0.58% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36[13]	8,086,648	3,154,187
2007-7, 0.64% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37[13]	630,313	627,676
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 0.35% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37[13]	11,903,014	11,014,692
Nationstar Home Equity Loan Trust
2007-C, 0.28% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/37[13]	8,642,304	8,493,501
Home Equity Loan Trust
2007-FRE1, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[13]	8,646,774	8,377,303
First NLC Trust
2007-1, 0.38% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[6,13]	7,201,227	4,745,550
2007-1, 0.17% (1 Month USD LIBOR + 0.07%, Rate Floor: 0.07%) due 08/25/37[6,13]	5,460,921	3,481,196
Argent Securities Trust
2006-W5, 0.40% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36[13]	10,042,403	7,860,589
Alternative Loan Trust
2007-OA7, 0.46% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 05/25/47[13]	8,032,399	7,691,436
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 0.33% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37[13]	8,046,137	4,982,172
2007-HE4, 0.27% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[13]	3,199,925	2,367,365
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 0.48% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 03/25/37[13]	11,575,114	7,174,437
HSI Asset Securitization Corporation Trust
2007-HE1, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/25/37[13]	6,637,757	5,743,544
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.92% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[13]	4,427,363	3,837,814

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.4% (continued)
Residential Mortgage-Backed Securities - 5.2% (continued)
Morgan Stanley Mortgage Loan Trust
2006-9AR, 0.40% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36[13]	9,006,606		$3,301,400
Nomura Resecuritization Trust
2015-4R, 2.20% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[6,13]	2,488,708		2,462,845
Alliance Bancorp Trust
2007-OA1, 0.34% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[13]	2,349,449		2,245,625
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[6,13]	801,824		775,466
Morgan Stanley Re-REMIC Trust
2010-R5, 2.42% due 06/26/36[6]	670,824		624,485
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[13]	395,498		391,964
Total Residential Mortgage-Backed Securities			431,254,205
Commercial Mortgage Backed Securities - 0.8%
GS Mortgage Securities Corporation Trust
2017-STAY, 2.76% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.15%) due 07/15/32[6,13]	16,531,000		16,485,105
2020-UPTN, 3.25% (WAC) due 02/10/37[6,13]	8,256,000		8,091,532
2020-DUNE, 2.61% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36[6,13]	7,340,000		7,191,498
2020-DUNE, 2.01% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36[6,13]	2,750,000		2,725,939
BX Commercial Mortgage Trust
2021-VOLT, 2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36[6,13]	19,750,000		19,575,606
2019-XL, 2.41% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 10/15/36[6,13]	1,989,000		1,972,823
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 2.75% (1 Month USD LIBOR + 2.64%, Rate Floor: 2.64%) due 06/15/38[6,13]	15,000,000		14,896,447
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	1,019,831		1,019,461
Total Commercial Mortgage Backed Securities			71,958,411
Military Housing - 0.4%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/52†††,6,13,16	225,315,392		15,514,144
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,6	9,000,000		11,203,400
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52†††,6	5,582,838		6,330,023
Total Military Housing			33,047,567
Total Collateralized Mortgage Obligations
(Cost $583,606,391)			536,260,183

FOREIGN GOVERNMENT DEBT†† - 3.1%
Ontario T-Bill
0.16% due 01/05/22[18]	CAD	66,395,000	52,519,662
0.11% due 01/19/22[18]	CAD	45,475,000	35,966,522
due 01/12/22[19]	CAD	11,200,000	8,858,838
Kingdom of Spain
(0.77)% due 01/14/22[18]	EUR	63,304,000	72,085,412

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
FOREIGN GOVERNMENT DEBT†† - 3.1% (continued)
Government of Japan
(0.13)% due 01/06/22[18]	JPY	5,889,000,000	$51,166,707
Kingdom of Sweden
(0.53)% due 01/19/22[18]	SEK	175,000,000	19,353,419
Province of Nova Scotia
0.11% due 01/06/22[18]	CAD	9,970,000	7,886,689
Quebec T-Bill
0.11% due 01/21/22[18]	CAD	5,355,000	4,234,971
0.11% due 01/14/22[18]	CAD	1,300,000	1,028,201
Newfoundland T-Bill
0.13% due 01/20/22[18]	CAD	3,400,000	2,689,167
0.12% due 01/13/22[18]	CAD	1,700,000	1,344,664
Total Foreign Government Debt
(Cost $258,380,371)			257,134,252

U.S. GOVERNMENT SECURITIES†† - 0.4%
U.S. Treasury Notes
0.50% due 11/30/23[11]	19,870,000		19,793,935
0.63% due 10/15/24[11]	14,820,000		14,699,588
2.50% due 05/15/24	2,000,000		2,077,656
0.25% due 09/30/23	1,825,000		1,812,168
Total U.S. Government Securities
(Cost $38,510,399)			38,383,347

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
0.04% due 02/24/22[18]	7,400,000		7,399,706
Total U.S. Treasury Bills
(Cost $7,399,501)			7,399,706

SENIOR FIXED RATE INTERESTS††† - 0.0%
Consumer, Cyclical - 0.0%
WESCO
5.25% due 06/14/24	CAD	3,864,740	3,051,037
Total Senior Fixed Rate Interests
(Cost $2,934,865)			3,051,037

COMMERCIAL PAPER†† - 2.2%
Amphenol Corp.
0.07% due 01/03/22[6,18]	80,000,000		79,999,689
McCormick & Co., Inc.
0.16% due 01/04/22[6,18]	40,000,000		39,999,467
0.21% due 01/07/22[6,18]	37,000,000		36,998,705
Fidelity National Information Services, Inc.
0.36% due 02/07/22[6,18]	13,000,000		12,995,190
Cintas Corp. No. 2
0.30% due 01/05/22[6,18]	9,000,000		8,999,700
Unilever Capital Corp.
0.08% due 01/24/22[6,18]	5,800,000		5,799,729
Total Commercial Paper
(Cost $184,792,454)			184,792,480

	Contracts
LISTED OPTIONS PURCHASED† - 0.0%
Call Options on:
Commodity Options
Gold 100 oz. Futures Contracts Expiring January 2022 with strike price of $1,770.00 (Notional Value $2,742,900)	15		96,150
Gold 100 oz. Futures Contracts Expiring January 2022 with strike price of $1,835.00 (Notional Value $2,560,040)	14		28,980
Gold 100 oz. Futures Contracts Expiring January 2022 with strike price of $1,840.00 (Notional Value $2,560,040)	14		26,040
Gold 100 oz. Futures Contracts Expiring January 2022 with strike price of $1,845.00 (Notional Value $2,742,900)	15		24,900
Total Commodity Options			176,070
Put Options on:
Commodity Options
Gold 100 oz. Futures Contracts Expiring January 2022 with strike price of $1,770.00 (Notional Value $2,925,760)	16		8,960
Gold 100 oz. Futures Contracts Expiring January 2022 with strike price of $1,705.00 (Notional Value $2,560,040)	14		1,820
Gold 100 oz. Futures Contracts Expiring January 2022 with strike price of $1,700.00 (Notional Value $2,560,040)	14		1,680
Gold 100 oz. Futures Contracts Expiring January 2022 with strike price of $1,695.00 (Notional Value $2,560,040)	14		1,540
Total Commodity Options			14,000
Total Listed Options Purchased
(Cost $267,345)			190,070

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Contracts/ Notional Value		Value
OTC OPTIONS PURCHASED†† - 0.1%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	1,424,100,000	$2,762,754
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	709,900,000	1,377,206
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	661,700,000	721,253
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	126,600,000	245,604
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	82,200,000	89,598
Total Interest Rate Options			5,196,415
Foreign Exchange Options
Barclays Bank plc Foreign Exchange GBP/USD Expiring January 2022 with strike price of GBP 1.34 (Notional Value $10,026,993)	GBP	7,403,000	97,914
Citibank, N.A. Foreign Exchange AUD/NZD Expiring January 2022 with strike price of AUD 1.05 (Notional Value $10,082,730)	AUD	13,868,000	86,293
Barclays Bank plc Foreign Exchange GBP/USD Expiring January 2022 with strike price of GBP 1.33 (Notional Value $3,426,759)	GBP	2,530,000	71,868
Barclays Bank plc Foreign Exchange AUD/USD Expiring January 2022 with strike price of AUD 0.72 (Notional Value $4,291,776)	AUD	5,903,000	65,070
Bank of America, N.A. Foreign Exchange AUD/USD Expiring January 2022 with strike price of AUD 0.73 (Notional Value $9,980,942)	AUD	13,728,000	49,360
Barclays Bank plc Foreign Exchange USD/JPY Expiring January 2022 with strike price of $113.75	USD	3,561,000	46,417
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring January 2022 with strike price of AUD 1.05 (Notional Value $3,133,586)	AUD	4,310,000	42,561
UBS AG Foreign Exchange GBP/CAD Expiring January 2022 with strike price of GBP 1.69 (Notional Value $3,426,759)	GBP	2,530,000	38,578
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring January 2022 with strike price of AUD 1.06 (Notional Value $3,577,086)	AUD	4,920,000	27,571
Deutsche Bank AG Foreign Exchange EUR/USD Expiring January 2022 with strike price of EUR 1.13 (Notional Value $3,516,222)	EUR	3,092,000	24,972

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Contracts/ Notional Value		Value
Barclays Bank plc Foreign Exchange USD/SEK Expiring January 2022 with strike price of $9.10	USD	3,561,000	$18,237
UBS AG Foreign Exchange AUD/CAD Expiring January 2022 with strike price of AUD 0.93 (Notional Value $9,946,771)	AUD	13,681,000	11,401
UBS AG Foreign Exchange EUR/SEK Expiring January 2022 with strike price of EUR 10.43 (Notional Value $10,230,251)	EUR	8,996,000	9,650
UBS AG Foreign Exchange USD/CHF Expiring January 2022 with strike price of $0.92	USD	3,326,000	6,084
Barclays Bank plc Foreign Exchange GBP/CAD Expiring January 2022 with strike price of GBP 1.72 (Notional Value $9,708,698)	GBP	7,168,000	4,689
Citibank, N.A. Foreign Exchange USD/CHF Expiring January 2022 with strike price of $0.93	USD	10,167,000	4,344
Morgan Stanley Capital Services LLC Foreign Exchange EUR/USD Expiring January 2022 with strike price of EUR 1.15 (Notional Value $9,963,009)	EUR	8,761,000	4,267
J.P. Morgan Securities plc Foreign Exchange USD/CAD Expiring January 2022 with strike price of $1.28	USD	3,327,000	2,735
Total Foreign Exchange Options			612,011
Put Options on:
Foreign Exchange Options
J.P. Morgan Securities plc Foreign Exchange USD/CAD Expiring January 2022 with strike price of $1.28	USD	3,327,000	59,022
Citibank, N.A. Foreign Exchange USD/CHF Expiring January 2022 with strike price of $0.91	USD	10,167,000	42,106
Barclays Bank plc Foreign Exchange USD/SEK Expiring January 2022 with strike price of $9.10	USD	3,561,000	38,411
UBS AG Foreign Exchange USD/CHF Expiring January 2022 with strike price of $0.92	USD	3,326,000	38,013
UBS AG Foreign Exchange AUD/CAD Expiring January 2022 with strike price of AUD 0.91 (Notional Value $9,946,771)	AUD	13,681,000	13,462
Barclays Bank plc Foreign Exchange AUD/USD Expiring January 2022 with strike price of AUD 0.72 (Notional Value $4,291,776)	AUD	5,903,000	11,509
Bank of America, N.A. Foreign Exchange AUD/USD Expiring January 2022 with strike price of AUD 0.71 (Notional Value $9,980,942)	AUD	13,728,000	7,698
UBS AG Foreign Exchange EUR/SEK Expiring January 2022 with strike price of EUR 10.18 (Notional Value $10,230,251)	EUR	8,996,000	6,918
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring January 2022 with strike price of AUD 1.06 (Notional Value $3,577,086)	AUD	4,920,000	4,314
Barclays Bank plc Foreign Exchange USD/JPY Expiring January 2022 with strike price of $113.75	USD	3,561,000	3,277
Deutsche Bank AG Foreign Exchange EUR/USD Expiring January 2022 with strike price of EUR 1.13 (Notional Value $3,516,222)	EUR	3,092,000	2,282

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Contracts/ Notional Value		Value
Barclays Bank plc Foreign Exchange GBP/USD Expiring January 2022 with strike price of GBP 1.31 (Notional Value $10,026,993)	GBP	7,403,000	$1,609
UBS AG Foreign Exchange GBP/CAD Expiring January 2022 with strike price of GBP 1.69 (Notional Value $3,426,759)	GBP	2,530,000	460
Morgan Stanley Capital Services LLC Foreign Exchange EUR/USD Expiring January 2022 with strike price of EUR 1.12 (Notional Value $9,963,009)	EUR	8,761,000	252
Barclays Bank plc Foreign Exchange GBP/CAD Expiring January 2022 with strike price of GBP 1.68 (Notional Value $9,708,698)	GBP	7,168,000	68
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring January 2022 with strike price of AUD 1.05 (Notional Value $3,133,586)	AUD	4,310,000	3
Barclays Bank plc Foreign Exchange GBP/USD Expiring January 2022 with strike price of GBP 1.33 (Notional Value $3,426,759)	GBP	2,530,000	1
Citibank, N.A. Foreign Exchange AUD/NZD Expiring January 2022 with strike price of AUD 1.03 (Notional Value $10,082,729)	AUD	13,868,000	–
Total Foreign Exchange Options			229,405
Total OTC Options Purchased
(Cost $7,467,289)			6,037,831

OTC INTEREST RATE SWAPTIONS PURCHASED††,20 - 0.3%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 10-Year Interest Rate Swap Expiring December 2031 with exercise rate of 1.65%	USD	33,096,000	2,335,026
Goldman Sachs International 5-Year Interest Rate Swap Expiring December 2031 with exercise rate of 1.57%	USD	62,077,000	2,271,511
J.P. Morgan Securities plc 30-Year Interest Rate Swap Expiring December 2031 with exercise rate of 1.34%	USD	12,557,000	2,044,947
Citibank, N.A. 20-Year Interest Rate Swap Expiring December 2028 with exercise rate of 1.40%	USD	19,584,000	1,839,206
Goldman Sachs International 20-Year Interest Rate Swap Expiring December 2026 with exercise rate of 0.50% (Notional Value $21,073,888)	GBP	15,559,000	1,775,636
Total Interest Rate Swaptions			10,266,326
Put Swaptions on:
Interest Rate Swaptions
Goldman Sachs International 20-Year Interest Rate Swap Expiring December 2026 with exercise rate of 0.50% (Notional Value $21,073,887)	GBP	15,559,000	2,967,775
Goldman Sachs International 5-Year Interest Rate Swap Expiring December 2031 with exercise rate of 1.57%	USD	62,077,000	2,642,520
Citibank, N.A. 20-Year Interest Rate Swap Expiring December 2028 with exercise rate of 1.40%	USD	19,584,000	2,483,114
BNP Paribas 10-Year Interest Rate Swap Expiring December 2031 with exercise rate of 1.65%	USD	33,096,000	2,472,216
J.P. Morgan Securities plc 30-Year Interest Rate Swap Expiring December 2031 with exercise rate of 1.34%	USD	12,557,000	2,141,522
Total Interest Rate Swaptions			12,707,147
Total OTC Interest Rate Swaptions Purchased
(Cost $24,188,981)			22,973,473
Total Investments - 100.9%
(Cost $8,364,638,082)			$8,436,012,415

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
U.S. Government Securities Sold Short†† - 0.0%
U.S. Treasury Notes
0.25% due 09/30/23	1,825,000		$(1,812,168)
Total U.S. Government Securities Sold Short
(Proceeds $1,818,522)			(1,812,168)

	Contracts
LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $110,240)	40		(7,000)
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $112,996)	41		(9,122)
Matterport, Inc. Expiring March 2022 with strike price of $17.50 (Notional Value $769,872)	373		(182,770)
Matterport, Inc. Expiring March 2022 with strike price of $15.00 (Notional Value $2,487,120)	1,205		(795,300)
Total Equity Options			(994,192)
Total Listed Options Written
(Premiums received $658,479)			(994,192)

	Contracts/ Notional Value
OTC OPTIONS WRITTEN†† - 0.0%
Call Options on:
Foreign Exchange Options
Deutsche Bank AG Foreign Exchange EUR/AUD Expiring January 2022 with strike price of EUR 1.63 (Notional Value $2,450,666)	EUR	2,155,000	(5)
J.P. Morgan Securities plc Foreign Exchange GBP/AUD Expiring January 2022 with strike price of GBP 1.91 (Notional Value $2,538,239)	GBP	1,874,000	(17)
Bank of America, N.A. Foreign Exchange EUR/NZD Expiring January 2022 with strike price of EUR 1.70 (Notional Value $2,504,114)	EUR	2,202,000	(73)
J.P. Morgan Securities plc Foreign Exchange EUR/AUD Expiring January 2022 with strike price of EUR 1.62 (Notional Value $2,450,666)	EUR	2,155,000	(412)
J.P. M organ Securities plc Foreign Exchange EUR/NZD Expiring January 2022 with strike price of EUR 1.71 (Notional Value $2,450,666)	EUR	2,155,000	(779)
UBS AG Foreign Exchange EUR/AUD Expiring January 2022 with strike price of EUR 1.60 (Notional Value $17,794,906)	EUR	15,648,000	(867)
Morgan Stanley Capital Services LLC Foreign Exchange EUR/CAD Expiring January 2022 with strike price of EUR 1.49 (Notional Value $2,504,114)	EUR	2,202,000	(1,078)
Citibank, N.A. Foreign Exchange EUR/CHF Expiring January 2022 with strike price of EUR 1.05 (Notional Value $2,450,666)	EUR	2,155,000	(1,272)
J.P. Morgan Securities plc Foreign Exchange NZD/JPY Expiring January 2022 with strike price of NZD 78.95 (Notional Value $2,405,860)	NZD	3,514,000	(6,921)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Contracts/ Notional Value		Value
J.P. Morgan Securities plc Foreign Exchange EUR/CHF Expiring January 2022 with strike price of EUR 1.04 (Notional Value $17,209,248)	EUR	15,133,000	$(21,414)
J.P. Morgan Securities plc Foreign Exchange NZD/JPY Expiring January 2022 with strike price of NZD 78.15 (Notional Value $2,438,039)	NZD	3,561,000	(33,923)
J.P. Morgan Securities plc Foreign Exchange EUR/NZD Expiring January 2022 with strike price of EUR 1.66 (Notional Value $17,155,799)	EUR	15,086,000	(40,504)
UBS AG Foreign Exchange EUR/AUD Expiring January 2022 with strike price of EUR 1.58 (Notional Value $18,170,182)	EUR	15,978,000	(46,670)
Barclays Bank plc Foreign Exchange AUD/JPY Expiring January 2022 with strike price of AUD 81.83 (Notional Value $2,452,340)	AUD	3,373,000	(56,150)
Bank of America, N.A. Foreign Exchange EUR/CAD Expiring January 2022 with strike price of EUR 1.45 (Notional Value $17,262,696)	EUR	15,180,000	(62,790)
Deutsche Bank AG Foreign Exchange USD/SEK Expiring January 2022 with strike price of $9.01	USD	16,632,000	(98,685)
Bank of America, N.A. Foreign Exchange EUR/NZD Expiring January 2022 with strike price of EUR 1.66 (Notional Value $17,209,248)	EUR	15,133,000	(99,118)
Barclays Bank plc Foreign Exchange NZD/JPY Expiring January 2022 with strike price of NZD 77.05 (Notional Value $16,679,443)	NZD	24,362,000	(380,304)
Citibank, N.A. Foreign Exchange NZD/JPY Expiring January 2022 with strike price of NZD 76.62 (Notional Value $17,964,531)	NZD	26,239,000	(519,951)
Total Foreign Exchange Options			(1,370,933)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Contracts/ Notional Value		Value
Put Options on:
Foreign Exchange Options
Barclays Bank plc Foreign Exchange AUD/JPY Expiring January 2022 with strike price of AUD 77.85 (Notional Value $2,452,340)	AUD	3,373,000	$(7)
J.P. Morgan Securities plc Foreign Exchange NZD/JPY Expiring January 2022 with strike price of NZD 75.25 (Notional Value $2,405,860)	NZD	3,514,000	(5)
Bank of America, N.A. Foreign Exchange EUR/NZD Expiring January 2022 with strike price of EUR 1.64 (Notional Value $2,504,114)	EUR	2,202,000	(943)
J.P. Morgan Securities plc Foreign Exchange NZD/JPY Expiring January 2022 with strike price of NZD 74.80 (Notional Value $2,438,039)	NZD	3,561,000	(1,251)
Barclays Bank plc Foreign Exchange NZD/JPY Expiring January 2022 with strike price of NZD 77.05 (Notional Value $16,679,443)	NZD	24,362,000	(1,430)
J.P. Morgan Securities plc Foreign Exchange GBP/AUD Expiring January 2022 with strike price of GBP 1.85 (Notional Value $2,538,239)	GBP	1,874,000	(1,730)
J.P. Morgan Securities plc Foreign Exchange EUR/NZD Expiring January 2022 with strike price of EUR 1.65 (Notional Value $2,450,666)	EUR	2,155,000	(4,211)
Citibank, N.A. Foreign Exchange EUR/CHF Expiring January 2022 with strike price of EUR 1.03 (Notional Value $2,450,666)	EUR	2,155,000	(5,106)
J.P. Morgan Securities plc Foreign Exchange EUR/AUD Expiring January 2022 with strike price of EUR 1.56 (Notional Value $2,450,666)	EUR	2,155,000	(10,250)
Citibank, N.A. Foreign Exchange NZD/JPY Expiring January 2022 with strike price of NZD 76.62 (Notional Value $17,964,531)	NZD	26,239,000	(17,766)
Deutsche Bank AG Foreign Exchange EUR/AUD Expiring January 2022 with strike price of EUR 1.57 (Notional Value $2,450,666)	EUR	2,155,000	(18,216)
Morgan Stanley Capital Services LLC Foreign Exchange EUR/CAD Expiring January 2022 with strike price of EUR 1.44 (Notional Value $2,504,114)	EUR	2,202,000	(21,094)
Deutsche Bank AG Foreign Exchange USD/SEK Expiring January 2022 with strike price of $9.01	USD	16,632,000	(23,135)
J.P. Morgan Securities plc Foreign Exchange EUR/NZD Expiring January 2022 with strike price of EUR 1.66 (Notional Value $17,155,799)	EUR	15,086,000	(50,899)
Bank of America, N.A. Foreign Exchange EUR/NZD Expiring January 2022 with strike price of EUR 1.66 (Notional Value $17,209,248)	EUR	15,133,000	(117,552)
J.P. Morgan Securities plc Foreign Exchange EUR/CHF Expiring January 2022 with strike price of EUR 1.04 (Notional Value $17,209,248)	EUR	15,133,000	(145,093)
Bank of America, N.A. Foreign Exchange EUR/CAD Expiring January 2022 with strike price of EUR 1.45 (Notional Value $17,262,696)	EUR	15,180,000	(187,919)
UBS AG Foreign Exchange EUR/AUD Expiring January 2022 with strike price of EUR 1.58 (Notional Value $18,170,182)	EUR	15,978,000	(246,342)
UBS AG Foreign Exchange EUR/AUD Expiring January 2022 with strike price of EUR 1.60 (Notional Value $17,794,906)	EUR	15,648,000	(423,885)
Total Foreign Exchange Options			(1,276,834)
Total OTC Options Written
(Premiums received $3,444,281)			(2,647,767)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Contracts/ Notional Value		Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,20 - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Barclays Bank plc 20-Year Interest Rate Swap Expiring December 2025 with exercise rate of 0.54% (Notional Value $2,347,262)	GBP	1,733,000	$(184,687)
Morgan Stanley Capital Services LLC 20-Year Interest Rate Swap Expiring December 2023 with exercise rate of 1.51%	USD	3,514,000	(217,163)
J.P. Morgan Securities plc 30-Year Interest Rate Swap Expiring December 2025 with exercise rate of 1.46%	USD	1,827,000	(218,160)
Barclays Bank plc 10-Year Interest Rate Swap Expiring December 2023 with exercise rate of 1.46%	USD	6,522,000	(238,367)
Barclays Bank plc 5-Year Interest Rate Swap Expiring December 2023 with exercise rate of 1.43%	USD	12,369,000	(265,023)
Total Interest Rate Swaptions			(1,123,400)
Put Swaptions on:
Interest Rate Swaptions
J.P. Morgan Securities plc 30-Year Interest Rate Swap Expiring December 2025 with exercise rate of 1.46%	USD	1,827,000	(235,179)
Barclays Bank plc 5-Year Interest Rate Swap Expiring December 2023 with exercise rate of 1.43%	USD	12,369,000	(256,322)
Morgan Stanley Capital Services LLC 20-Year Interest Rate Swap Expiring December 2023 with exercise rate of 1.51%	USD	3,514,000	(262,077)
Barclays Bank plc 10-Year Interest Rate Swap Expiring December 2023 with exercise rate of 1.46%	USD	6,522,000	(267,270)
Barclays Bank plc 20-Year Interest Rate Swap Expiring December 2025 with exercise rate of 0.54% (Notional Value $2,347,262)	GBP	1,733,000	(305,710)
Total Interest Rate Swaptions			(1,326,558)
Total OTC Interest Rate Swaptions Written
(Premiums received $2,530,453)			(2,449,958)
Other Assets & Liabilities, net - (0.9)%			(72,949,340)
Total Net Assets - 100.0%			$8,355,158,990

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	389	Feb 2022	$71,194,780	$1,728,838
Silver Futures Contracts	12	Dec 2021	1,358,100	(45,100)
Silver Futures Contracts	571	Mar 2022	66,578,600	(663,514)
			$139,131,480	$1,020,224

Commodity Futures Contracts Sold Short†
Silver Futures Contracts	12	Dec 2021	$1,358,100	$99,479
Gold 100 oz. Futures Contracts	27	Feb 2022	4,941,540	(37,094)
WTI Crude Futures Contracts	466	Jan 2022	35,159,700	(2,069,136)
			$41,459,340	$(2,006,751)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
J.P. Morgan Securities LLC	ICE	CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	$70,000,000	$1,257,586	$1,471,251	$(213,665)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	LCH	Receive	6-Month CZK PRIBOR	2.68%	Semi-Annually	11/22/26	CZK	423,170,000	$184,097	$77	$184,020
J.P. Morgan Securities LLC	LCH	Pay	3-Month ILS TELBOR	1.11%	Quarterly	11/19/24	ILS	105,181,000	92,625	73	92,552
J.P. Morgan Securities LLC	LCH	Receive	U.S. Secured Overnight Financing Rate	1.40%	Annually	12/06/48		2,970,000	88,010	18,414	69,596
J.P. Morgan Securities LLC	LCH	Receive	U.S. Secured Overnight Financing Rate	1.57%	Annually	12/03/36		11,881,000	58,718	4,001	54,717
J.P. Morgan Securities LLC	LCH	Pay	3-Month HKD HIBOR	1.72%	Quarterly	11/19/25	HKD	137,277,000	54,469	69	54,400
J.P. Morgan Securities LLC	LCH	Receive	U.S. Secured Overnight Financing Rate	1.34%	Annually	12/11/61		4,334,000	24,240	(9,141)	33,381
J.P. Morgan Securities LLC	LCH	Receive	U.S. Secured Overnight Financing Rate	1.65%	Annually	12/10/41		8,522,000	28,527	(2,164)	30,691
J.P. Morgan Securities LLC	LCH	Receive	Sterling Overnight Interbank Average Rate	0.50%	Annually	12/03/46	GBP	149,000	10,850	3	10,847
J.P. Morgan Securities LLC	LCH	Receive	Sterling Overnight Interbank Average Rate	0.88%	Annually	12/09/25	GBP	380,000	3,891	(167)	4,058
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.33%	Annually	12/10/31		4,988,000	3,306	1,088	2,218
J.P. Morgan Securities LLC	LCH	Receive	U.S. Secured Overnight Financing Rate	0.64%	Annually	12/15/23		491,000	746	277	469
J.P. Morgan Securities LLC	LCH	Receive	U.S. Secured Overnight Financing Rate	0.67%	Annually	12/18/23		516,000	545	206	339
J.P. Morgan Securities LLC	LCH	Receive	U.S. Secured Overnight Financing Rate	0.68%	Annually	12/13/23		547,000	401	386	15
J.P. Morgan Securities LLC	LCH	Receive	U.S. Secured Overnight Financing Rate	1.03%	Annually	12/13/25		474,000	(116)	221	(337)
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.46%	Annually	12/11/55		339,000	(2,714)	(1,769)	(945)
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.43%	Annually	12/13/28		505,000	179	1,205	(1,026)
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.46%	Annually	12/18/33		306,000	(1,578)	(185)	(1,393)
J.P. Morgan Securities LLC	LCH	Pay	Sterling Overnight Interbank Average Rate	0.54%	Annually	12/09/45	GBP	27,000	(1,809)	(347)	(1,462)
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.51%	Annually	12/15/43		229,000	(3,247)	(820)	(2,427)
J.P. Morgan Securities LLC	LCH	Pay	Overnight Tokyo Average Rate	0.15%	Annually	11/19/31	JPY	779,389,000	(2,816)	49	(2,865)
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.30%	Annually	12/11/31		4,351,000	(8,661)	227	(8,888)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	LCH	Pay	3-Month NOK NIBOR	1.87%	Quarterly	11/22/23	NOK	300,000,000	(19,816)	6,014	(25,830)
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.08%	Annually	12/06/28		4,712,000	(43,918)	(997)	(42,921)
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.23%	Annually	12/03/31		5,205,000	(42,105)	3,226	(45,331)
J.P. Morgan Securities LLC	LCH	Pay	Sterling Overnight Interbank Average Rate	0.85%	Annually	12/03/26	GBP	3,725,000	(47,736)	(465)	(47,271)
J.P. Morgan Securities LLC	CME	Receive	3-Month USD LIBOR	1.65%	Quarterly	03/17/31		180,000,000	(1,240,126)	1,556	(1,241,682)
									$(864,038)	$21,037	$(885,075)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Buy	92,228,427	24,775,937 USD	08/01/22	$5,184,976
Goldman Sachs International	ILS	Buy	64,798,100	17,651,727 USD	01/31/22	3,267,058
UBS AG	JPY	Sell	5,889,000,000	51,968,864 USD	01/06/22	801,518
JPMorgan Chase Bank, N.A.	SEK	Sell	175,000,000	19,984,218 USD	01/19/22	631,199
Goldman Sachs International	NZD	Buy	56,563,190	38,246,152 USD	01/06/22	478,920
Barclays Bank plc	CAD	Sell	40,800,000	32,751,197 USD	01/05/22	476,029
JPMorgan Chase Bank, N.A.	AUD	Buy	45,740,000	32,803,303 USD	01/06/22	435,830
UBS AG	EUR	Buy	70,461,000	79,847,018 USD	01/20/22	395,438
BNP Paribas	USD	Buy	50,750,000	5,798,925,512 JPY	01/18/22	359,847
JPMorgan Chase Bank, N.A.	NZD	Buy	106,124,000	72,309,669 USD	01/06/22	346,408
Bank of America, N.A.	EUR	Sell	15,000,000	17,408,970 USD	01/14/22	328,836
Deutsche Bank AG	USD	Sell	19,110,000	24,539,716 CAD	01/07/22	302,347
UBS AG	AUD	Buy	25,939,104	18,629,862 USD	01/06/22	220,014
JPMorgan Chase Bank, N.A.	USD	Buy	19,280,000	2,200,283,436 JPY	01/18/22	160,490
JPMorgan Chase Bank, N.A.	USD	Sell	4,400,000	5,657,448 CAD	01/07/22	75,371
Barclays Bank plc	EUR	Sell	48,304,000	55,068,371 USD	01/14/22	65,785
Citibank, N.A.	GBP	Buy	17,121,000	23,088,977 USD	01/05/22	64,675
Goldman Sachs International	AUD	Buy	13,740,000	9,927,826 USD	01/06/22	56,994
Barclays Bank plc	AUD	Buy	2,343,000	189,947,010 JPY	01/04/22	52,288
JPMorgan Chase Bank, N.A.	GBP	Buy	11,007,500	14,834,048 USD	01/05/22	51,988
Barclays Bank plc	NZD	Buy	3,280,000	252,727,280 JPY	01/06/22	49,745
Goldman Sachs International	GBP	Buy	7,471,167	10,058,264 USD	01/05/22	45,399
Goldman Sachs International	EUR	Buy	7,750,000	8,796,297 USD	01/20/22	29,565
Deutsche Bank AG	NZD	Buy	2,624,000	1,749,522 USD	12/20/22	28,409
UBS AG	GBP	Buy	6,770,000	9,129,000 USD	01/05/22	26,437
Citibank, N.A.	USD	Sell	843,000	1,090,016 CAD	01/07/22	19,266
JPMorgan Chase Bank, N.A.	EUR	Buy	2,330,000	2,635,211 USD	01/20/22	18,241
JPMorgan Chase Bank, N.A.	EUR	Buy	6,810,000	70,000,780 SEK	01/18/22	13,823
UBS AG	USD	Sell	550,000	703,955 CAD	01/07/22	6,869
Deutsche Bank AG	EUR	Buy	680,000	768,539 USD	01/20/22	5,859
Goldman Sachs International	NZD	Buy	490,924	327,336 USD	12/20/22	5,298
Deutsche Bank AG	CHF	Buy	431,808	469,643 USD	01/20/22	3,967
Barclays Bank plc	GBP	Buy	172,000	229,310 USD	01/14/22	3,291
UBS AG	EUR	Sell	16,060,000	16,678,006 CHF	01/20/22	3,107
Barclays Bank plc	USD	Sell	117,000	151,233 CAD	01/07/22	2,634
JPMorgan Chase Bank, N.A.	EUR	Sell	815,200	1,355,352 NZD	01/06/22	(171)
Deutsche Bank AG	CHF	Sell	47,534	51,707 USD	01/20/22	(428)
BNP Paribas	GBP	Sell	867,000	1,171,733 USD	01/04/22	(760)
Barclays Bank plc	EUR	Buy	650,000	676,437 CHF	01/20/22	(1,687)
UBS AG	GBP	Sell	270,000	362,206 USD	01/05/22	(2,929)
Deutsche Bank AG	NZD	Sell	2,624,000	1,774,798 USD	12/20/22	(3,133)
Barclays Bank plc	USD	Buy	1,050,000	1,332,299 CAD	01/07/22	(3,927)
JPMorgan Chase Bank, N.A.	EUR	Buy	750,000	782,700 CHF	01/20/22	(4,356)
Morgan Stanley Capital Services LLC	EUR	Sell	920,000	1,043,250 USD	01/20/22	(4,466)
Barclays Bank plc	GBP	Sell	946,000	1,274,571 USD	01/05/22	(4,756)
Goldman Sachs International	USD	Sell	2,050,000	235,301,665 JPY	01/18/22	(5,330)
Barclays Bank plc	CAD	Sell	5,355,000	4,230,469 USD	01/21/22	(5,659)
JPMorgan Chase Bank, N.A.	EUR	Sell	13,865,000	15,781,535 USD	01/14/22	(6,202)
Morgan Stanley Capital Services LLC	USD	Buy	420,000	539,370 CAD	01/07/22	(6,673)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	EUR	Sell	9,055,000	10,315,338 USD	03/31/22	(12,466)
Barclays Bank plc	CAD	Sell	1,700,000	1,331,558 USD	01/13/22	(13,243)
UBS AG	EUR	Buy	9,310,000	9,686,095 CHF	01/20/22	(21,364)
Barclays Bank plc	CAD	Sell	3,400,000	2,664,177 USD	01/20/22	(25,427)
Citibank, N.A.	USD	Buy	1,148,000	1,483,499 CAD	01/07/22	(25,534)
JPMorgan Chase Bank, N.A.	EUR	Sell	6,730,000	69,071,007 SEK	01/18/22	(25,542)
UBS AG	GBP	Sell	6,770,000	9,129,006 USD	01/04/22	(26,447)
BNP Paribas	USD	Sell	2,905,000	331,124,600 JPY	01/18/22	(27,671)
JPMorgan Chase Bank, N.A.	USD	Buy	3,820,000	4,877,442 CAD	01/07/22	(38,341)
JPMorgan Chase Bank, N.A.	SEK	Sell	93,378,785	10,286,092 USD	01/18/22	(40,443)
Deutsche Bank AG	CAD	Sell	3,405,215	2,631,395 USD	01/07/22	(62,329)
Deutsche Bank AG	USD	Buy	7,051,000	9,010,790 CAD	01/07/22	(77,060)
Goldman Sachs International	GBP	Sell	15,503,000	20,884,787 USD	01/05/22	(80,756)
UBS AG	AUD	Sell	9,980,000	7,167,207 USD	01/06/22	(85,232)
Citibank, N.A.	GBP	Sell	20,319,000	27,388,569 USD	01/05/22	(89,914)
JPMorgan Chase Bank, N.A.	NZD	Sell	25,680,000	17,489,351 USD	01/06/22	(92,046)
JPMorgan Chase Bank, N.A.	CAD	Sell	9,970,000	7,792,411 USD	01/06/22	(94,439)
JPMorgan Chase Bank, N.A.	CAD	Sell	11,200,000	8,711,547 USD	01/12/22	(148,315)
Goldman Sachs International	EUR	Sell	30,380,753	34,445,351 USD	01/20/22	(152,883)
JPMorgan Chase Bank, N.A.	GBP	Sell	16,544,318	22,196,984 USD	01/05/22	(176,792)
Bank of America, N.A.	ILS	Sell	7,363,900	2,183,190 USD	01/31/22	(194,099)
BNP Paribas	JPY	Buy	1,980,075,304	17,456,979 USD	01/18/22	(250,982)
Barclays Bank plc	CAD	Sell	45,475,000	35,624,337 USD	01/19/22	(349,120)
JPMorgan Chase Bank, N.A.	CAD	Sell	24,565,000	19,068,154 USD	01/05/22	(364,186)
JPMorgan Chase Bank, N.A.	AUD	Sell	34,300,000	24,542,433 USD	01/06/22	(383,282)
Goldman Sachs International	NZD	Sell	64,444,000	43,516,221 USD	01/06/22	(604,318)
Barclays Bank plc	CAD	Sell	48,425,000	37,687,689 USD	01/14/22	(619,360)
UBS AG	EUR	Sell	89,500,000	101,274,515 USD	01/20/22	(649,948)
Goldman Sachs International	ILS	Sell	57,434,200	17,016,599 USD	01/31/22	(1,524,898)
JPMorgan Chase Bank, N.A.	GBP	Sell	68,295,000	90,333,523 USD	01/14/22	(2,023,997)
Barclays Bank plc	ILS	Sell	92,228,427	27,935,310 USD	08/01/22	(2,025,603)
Morgan Stanley Capital Services LLC	EUR	Sell	261,145,000	294,316,944 USD	01/14/22	(3,042,495)
						$618,912

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 10-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.65%	12/08/31	1.65%	$33,096,000	$2,335,026
Goldman Sachs International 5-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.57%	12/01/31	1.57%	62,077,000	2,271,511
J.P. Morgan Securities PLC 30-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.34%	12/09/31	1.34%	12,557,000	2,044,947
Citibank, N.A. 20-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.40%	12/04/28	1.40%	19,584,000	1,839,206
Goldman Sachs International 20-Year Interest Rate Swap	Pay	Sterling Overnight Interbank Average Rate	Annual	0.50%	12/03/26	0.50%	21,073,888	1,775,636
								$10,266,326
Put
Goldman Sachs International 20-Year Interest Rate Swap	Receive	Sterling Overnight Interbank Average Rate	Annual	0.50%	12/03/26	0.50%	21,073,887	2,967,775
Goldman Sachs International 5-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.57%	12/01/31	1.57%	62,077,000	2,642,520
Citibank, N.A. 20-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.40%	12/04/28	1.40%	19,584,000	2,483,114
BNP Paribas 10-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.65%	12/08/31	1.65%	33,096,000	2,472,216
J.P. Morgan Securities PLC 30-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.34%	12/09/31	1.34%	12,557,000	2,141,522
								$12,707,147

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Barclays Bank plc 20-Year Interest Rate Swap	Receive	Sterling Overnight Interbank Average Rate	Annual	0.54%	12/09/25	0.54%	$2,347,262	$(184,687)
Morgan Stanley Capital Services LLC 20-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.51%	12/13/23	1.51%	3,514,000	(217,163)
J.P. Morgan Securities PLC 30-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.46%	12/09/25	1.46%	1,827,000	(218,160)
Barclays Bank plc 10-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.46%	12/14/23	1.46%	6,522,000	(238,367)
Barclays Bank plc 5-Year Interest Rate Swap	Receive	U.S. Secured Overnight Financing Rate	Annual	1.43%	12/11/23	1.43%	12,369,000	(265,023)
								$(1,123,400)
Put
J.P. Morgan Securities PLC 30-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.46%	12/09/25	1.46%	1,827,000	(235,179)
Barclays Bank plc 5-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.43%	12/11/23	1.43%	12,369,000	(256,322)
Morgan Stanley Capital Services LLC 20-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.51%	12/13/23	1.51%	3,514,000	(262,077)
Barclays Bank plc 10-Year Interest Rate Swap	Pay	U.S. Secured Overnight Financing Rate	Annual	1.46%	12/14/23	1.46%	6,522,000	(267,270)
Barclays Bank plc 20-Year Interest Rate Swap	Pay	Sterling Overnight Interbank Average Rate	Annual	0.54%	12/09/25	0.54%	2,347,262	(305,710)
								$(1,326,558)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	All or a portion of this security is pledged as listed options collateral at December 31, 2021.
[3]	Affiliated issuer.
[4]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,224,577,038 (cost $3,184,537,193), or 38.6% of total net assets.
[7]	Rate indicated is the 7-day yield as of December 31, 2021.
[8]	Perpetual maturity.
[9]	Security is in default of interest and/or principal obligations.
[10]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $50,905,595 (cost $60,825,895), or 0.6% of total net assets — See Note 6.
[11]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At December 31, 2021, the total market value of segregated or earmarked securities was $54,946,410 — See Note 2.
[12]	All or a portion of this security is pledged as interest rate swap collateral at December 31, 2021.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

[13]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[14]	Payment-in-kind security.
[15]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[16]	Security is an interest-only strip.
[17]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2021. See table below for additional step information for each security.
[18]	Rate indicated is the effective yield at the time of purchase.
[19]	Zero coupon rate security
[20]	Swaptions - See additional disclosure in the swaptions table above for more information on swaptions.

AUD — Australian Dollar

BofA — Bank of America

CAD — Canadian Dollar

CDX.NA.IG.33.V1 — Credit Default Swap North American Investment Grade Series 33 Index Version 1

CHF — Swiss Franc

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

CZK — Czech Koruna

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

HKD — Hong Kong Dollar

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LCH — London Clearing House

LIBOR — London Interbank Offered Rate

NOK — Norwegian Krone

plc — Public Limited Company

PPV — Public-Private Venture

REMIC — Real Estate Mortgage Investment Conduit

SARL —  Société à Responsabilité Limitée

SEK — Swedish Krona

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

TELBOR — Tel Aviv Interbank Offered Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$267,078,791	$4,045,917	$5,247,533		$276,372,241
Preferred Stocks	—	497,850,634	—	*	497,850,634
Warrants	6,366,100	—	—		6,366,100
Exchange-Traded Funds	45,821,798	—	—		45,821,798
Mutual Funds	200,832,682	—	—		200,832,682
Closed-End Funds	69,046,561	—	—		69,046,561
Money Market Fund	454,681,837	—	—		454,681,837
Corporate Bonds	—	2,421,933,175	141,179,349		2,563,112,524
Senior Floating Rate Interests	—	1,607,026,239	277,724,304		1,884,750,543
Asset-Backed Securities	—	1,167,985,319	212,969,797		1,380,955,116
Collateralized Mortgage Obligations	—	469,636,801	66,623,382		536,260,183
Foreign Government Debt	—	257,134,252	—		257,134,252
U.S. Government Securities	—	38,383,347	—		38,383,347
U.S. Treasury Bills	—	7,399,706	—		7,399,706
Senior Fixed Rate Interests	—	—	3,051,037		3,051,037
Commercial Paper	—	184,792,480	—		184,792,480
Options Purchased	190,070	6,037,831	—		6,227,901
Interest Rate Swaptions Purchased	—	22,973,473	—		22,973,473
Commodity Futures Contracts**	1,828,317	—	—		1,828,317
Interest Rate Swap Agreements**	—	537,303	—		537,303
Forward Foreign Currency Exchange Contracts**	—	14,017,921	—		14,017,921
Total Assets	$1,045,846,156	$6,699,754,398	$706,795,402		$8,452,395,956

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$1,812,168	$—	$1,812,168
Options Written	994,192	2,647,767	—	3,641,959
Interest Rate Swaptions Written	—	2,449,958	—	2,449,958
Commodity Futures Contracts**	2,814,844	—	—	2,814,844
Credit Default Swap Agreements**	—	213,665	—	213,665
Interest Rate Swap Agreements**	—	1,422,378	—	1,422,378
Forward Foreign Currency Exchange Contracts**	—	13,399,009	—	13,399,009
Unfunded Loan Commitments (Note 5)	—	—	3,698,717	3,698,717
Total Liabilities	$3,809,036	$21,944,945	$3,698,717	$29,452,698

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $39,297,121 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$115,678,029	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	63,942,483	Yield Analysis	Yield	2.8%-4.6%	4.1%
Asset-Backed Securities	31,418,324	Option Adjusted Spread off third party pricing	Trade Price	—	—
Asset-Backed Securities	1,930,961	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	33,575,815	Model Price	Market Comparable Yields	2.6%	—
Collateralized Mortgage Obligations	21,844,167	Option Adjusted Spread off third party pricing	Vendor Price	—	—
Collateralized Mortgage Obligations	11,203,400	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Common Stocks	4,188,929	Third Party Pricing	Broker Quote	—	—
Common Stocks	1,058,420	Enterprise Value	Valuation Multiple	2.8x-17.9x	6.8x
Common Stocks	176	Model Price	Liquidation Value	—	—
Common Stocks	8	Model Price	Purchase Price	—	—
Corporate Bonds	98,867,343	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	32,966,406	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	9,345,600	Model Price	Purchase Price	—	—
Senior Fixed Rate Interests	3,051,037	Yield Analysis	Yield	5.3%	—
Senior Floating Rate Interests	163,605,075	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	80,430,526	Yield Analysis	Yield	4.9%-8.1%	7.0%
Senior Floating Rate Interests	10,924,231	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	10,742,637	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	7,269,042	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	3,634,282	Model Price	Market Comparable Yields	9.1%	—
Senior Floating Rate Interests	1,118,511	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Total Assets	$706,795,402
Liabilities:
Unfunded Loan Commitments	$3,698,717	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2021, the Fund had securities with a total value of $183,001,374 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $85,874,856 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2021:

	Assets							Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$134,755,864	$33,621,388	$132,694,814	$202,766,682	$1,167,187	$3,044,928	$508,050,863	$(3,698,361)
Purchases/(Receipts)	31,400,000	-	43,400,000	98,986,588	(101)	-	173,786,487	(780,487)
(Sales, maturities and paydowns)/Fundings	(1,699,703)	(22,382,728)	(33,102,470)	(15,045,740)	-	-	(72,230,641)	584,802
Amortization of premiums/discounts	80,127	(5,495)	30,881	294,068	-	677	400,258	117,086
Total realized gains (losses) included in earnings	4,438	(10,469)	-	157,048	-	-	151,017	30,801
Total change in unrealized appreciation (depreciation) included in earnings	(1,567,142)	(19,296)	1,054,159	100,822	(63,075)	5,432	(489,100)	47,442
Transfers into Level 3	49,996,213	55,419,982	-	73,396,250	4,188,929	-	183,001,374	-
Transfers out of Level 3	-	-	(2,898,035)	(82,931,414)	(45,407)	-	(85,874,856)	-
Ending Balance	$212,969,797	$66,623,382	$141,179,349	$277,724,304	$5,247,533	$3,051,037	$706,795,402	$(3,698,717)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2021	$(1,567,142)	$(29,815)	$1,084,094	$208,969	$5,035	$5,432	$(293,427)	$114,818

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income	Capital Gain Distributions
Common Stocks
BP Holdco LLC*	$26,465	$–	$–	$–	$–	$26,465	37,539	$–	$–
Targus Group International Equity, Inc.*	31,107	–	–	–	2,805	33,912	12,773	–	–
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	26,522,954	212,702	–	–	2,408,049	29,143,705	1,010,531	212,702	–
Guggenheim Risk Managed Real Estate Fund — Institutional Class	71,222,266	12,434,247	–	–	8,098,641	91,755,154	2,220,599	323,759	3,660,423
Guggenheim Strategy Fund II	17,552,529	70,578	–	–	(77,320)	17,545,787	705,217	69,404	–
Guggenheim Strategy Fund III	15,636,354	67,543	–	–	(68,484)	15,635,413	624,667	66,454	–
Guggenheim Ultra Short Duration Fund — Institutional Class	46,880,462	107,370	–	–	(235,209)	46,752,623	4,712,966	105,051	–
	$177,872,137	$12,892,440	$–	$–	$10,128,482	$200,893,059		$777,370	$3,660,423

*	Non-income producing security.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 78.9%
REITs - 70.6%
REITs-Hotels - 10.6%
Xenia Hotels & Resorts, Inc.*	116,035	$2,101,394
Ryman Hospitality Properties, Inc.*,1	17,514	1,610,587
DiamondRock Hospitality Co.*	167,154	1,606,350
MGM Growth Properties LLC — Class A	20,895	853,561
Total REITs-Hotels		6,171,892
REITs-Apartments - 10.2%
Equity Residential[1]	20,359	1,842,490
AvalonBay Communities, Inc.[1]	7,283	1,839,613
Invitation Homes, Inc.	31,435	1,425,263
American Campus Communities, Inc.[1]	15,900	910,911
Total REITs-Apartments		6,018,277
REITs-Office Property - 8.4%
Alexandria Real Estate Equities, Inc.	7,260	1,618,690
American Assets Trust, Inc.[1]	30,295	1,136,971
Empire State Realty Trust, Inc. — Class A	124,422	1,107,356
Hudson Pacific Properties, Inc.[1]	43,105	1,065,125
Total REITs-Office Property		4,928,142
REITs-Diversified - 8.4%
CyrusOne, Inc.[1]	22,646	2,031,799
Gaming and Leisure Properties, Inc.	34,124	1,660,474
VICI Properties, Inc.[1]	39,939	1,202,563
Total REITs-Diversified		4,894,836
REITs-Health Care - 7.3%
CareTrust REIT, Inc.	62,755	1,432,697
Healthpeak Properties, Inc.[1]	31,346	1,131,277
Medical Properties Trust, Inc.[1]	40,624	959,945
Ventas, Inc.[1]	15,831	809,281
Total REITs-Health Care		4,333,200
REITs-Shopping Centers - 6.8%
Acadia Realty Trust	83,800	1,829,354
Kite Realty Group Trust[1]	56,908	1,239,456
Brixmor Property Group, Inc.[1]	36,908	937,832
Total REITs-Shopping Centers		4,006,642
REITs-Single Tenant - 5.9%
Agree Realty Corp.[1]	25,850	1,844,656
Four Corners Property Trust, Inc.	53,262	1,566,435
Total REITs-Single Tenant		3,411,091
REITs-Warehouse/Industries - 5.1%
Rexford Industrial Realty, Inc.[1]	19,703	1,598,110
Prologis, Inc.[1]	6,051	1,018,746
Innovative Industrial Properties, Inc.[1]	1,615	424,600
Total REITs-Warehouse/Industries		3,041,456
REITs-Storage - 4.1%
National Storage Affiliates Trust[1]	34,631	2,396,465
REITs-Manufactured Homes - 3.8%
Sun Communities, Inc.[1]	10,744	2,255,918
Total REITs		41,457,919
Home Builders - 3.0%
Buildings - Residential/Commercial - 3.0%
PulteGroup, Inc.[1]	12,702	726,046
DR Horton, Inc.[1]	4,907	532,164
Lennar Corp. — Class A1	4,554	528,993
Total Buildings - Residential/Commercial		1,787,203
Total Home Builders		1,787,203
Real Estate - 2.0%
Real Estate Management/Services - 2.0%
Jones Lang LaSalle, Inc.*,1	4,364	1,175,400
Entertainment - 1.7%
Resorts/Theme Parks - 1.7%
Marriott Vacations Worldwide Corp.	5,784	977,380
Lodging - 1.6%
Hotels&Motels - 1.6%
Hilton Grand Vacations, Inc.*	18,271	952,102
Total Common Stocks
(Cost $38,949,944)		46,350,004

MONEY MARKET FUND† - 31.9%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	18,758,927	18,758,927
Total Money Market Fund
(Cost $18,758,927)		18,758,927
Total Investments - 110.8%
(Cost $57,708,871)		$65,108,931
Other Assets & Liabilities, net - (10.8)%		(6,353,351)
Total Net Assets - 100.0%		$58,755,580

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Depreciation
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Pay	(0.15)% (Federal Funds Rate - 0.23%)	At Maturity	05/06/24	$23,136,683	$(2,392,162)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	(0.23)% (Federal Funds Rate - 0.31%)	At Maturity	07/22/24	23,097,151	(2,392,365)
						$46,233,834	$(4,784,527)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Omega Healthcare Investors, Inc.	31,131	(4.00)%	$206,241
LTC Properties, Inc.	12,562	(1.86)%	96,235
Broadstone Net Lease, Inc.	34,376	(3.69)%	72,580
Office Properties Income Trust	23,505	(2.53)%	71,053
RLJ Lodging Trust	61,012	(3.68)%	59,075
National Health Investors, Inc.	5,092	(1.27)%	39,406
Equity Commonwealth	13,616	(1.53)%	28,822
CorePoint Lodging, Inc.	15,181	(1.03)%	(2,470)
American Finance Trust, Inc.	48,944	(1.93)%	(8,195)
Douglas Emmett, Inc.	21,700	(3.15)%	(11,061)
Healthcare Realty Trust, Inc.	9,497	(1.30)%	(11,773)
Easterly Government Properties, Inc.	13,445	(1.33)%	(13,312)
Phillips Edison & Company, Inc.	26,925	(3.85)%	(14,964)
Welltower, Inc.	4,631	(1.72)%	(17,761)
Industrial Logistics Properties Trust	11,155	(1.21)%	(35,313)
Corporate Office Properties Trust	20,595	(2.49)%	(36,858)
Host Hotels & Resorts, Inc.	50,388	(3.79)%	(40,977)
Realty Income Corp.	21,743	(6.74)%	(73,093)
STORE Capital Corp.	34,272	(5.10)%	(93,547)
CubeSmart	5,445	(1.34)%	(114,231)
Apple Hospitality REIT, Inc.	74,198	(5.19)%	(115,777)
Apartment Income REIT Corp.	13,787	(3.26)%	(117,658)
Digital Realty Trust, Inc.	3,926	(3.01)%	(162,574)
Essential Properties Realty Trust, Inc.	33,305	(4.16)%	(169,540)
Washington Real Estate Investment Trust	27,074	(3.03)%	(172,499)
Camden Property Trust	4,456	(3.45)%	(179,463)
STAG Industrial, Inc.	16,490	(3.42)%	(264,474)
Independence Realty Trust, Inc.	31,321	(3.50)%	(321,733)
Mid-America Apartment Communities, Inc.	7,220	(7.17)%	(702,655)
Total Financial			(2,106,516)
Exchange-Traded Funds
Vanguard Real Estate ETF	20,438	(10.27)%	(285,849)
Total MS Equity Short Custom Basket			$(2,392,365)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Omega Healthcare Investors, Inc.	31,131	(3.99)%	$209,135
LTC Properties, Inc.	12,772	(1.88)%	97,994
Office Properties Income Trust	24,248	(2.60)%	73,146
Broadstone Net Lease, Inc.	34,376	(3.69)%	64,541
RLJ Lodging Trust	61,012	(3.67)%	62,459
National Health Investors, Inc.	5,414	(1.34)%	38,914
Equity Commonwealth	13,616	(1.52)%	29,023
CorePoint Lodging, Inc.	15,181	(1.03)%	(2,335)
American Finance Trust, Inc.	48,944	(1.93)%	(7,274)
Douglas Emmett, Inc.	21,700	(3.14)%	(9,854)
Healthcare Realty Trust, Inc.	9,497	(1.30)%	(11,809)
Easterly Government Properties, Inc.	13,445	(1.33)%	(13,273)
Welltower, Inc.	4,631	(1.72)%	(18,603)
Phillips Edison & Company, Inc.	26,925	(3.84)%	(21,839)
Industrial Logistics Properties Trust	10,971	(1.19)%	(34,379)
Corporate Office Properties Trust	20,595	(2.49)%	(36,926)
Host Hotels & Resorts, Inc.	50,388	(3.79)%	(40,905)
Realty Income Corp.	21,743	(6.73)%	(76,088)
STORE Capital Corp.	34,272	(5.10)%	(92,540)
Apple Hospitality REIT, Inc.	74,198	(5.18)%	(111,104)
CubeSmart	5,445	(1.34)%	(114,211)
Apartment Income REIT Corp.	13,787	(3.26)%	(117,826)
Digital Realty Trust, Inc.	3,926	(3.00)%	(162,566)
Essential Properties Realty Trust, Inc.	33,305	(4.15)%	(169,477)
Washington Real Estate Investment Trust	27,074	(3.02)%	(172,089)
Camden Property Trust	4,456	(3.44)%	(179,549)
STAG Industrial, Inc.	16,490	(3.42)%	(264,111)
Independence Realty Trust, Inc.	31,321	(3.50)%	(321,732)
Mid-America Apartment Communities, Inc.	7,220	(7.16)%	(702,361)
Total Financial			(2,105,639)
Exchange-Traded Funds
Vanguard Real Estate ETF	20,438	(10.25)%	(286,523)
Total GS Equity Short Custom Basket			$(2,392,162)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at December 31, 2021.
[2]	Rate indicated is the 7-day yield as of December 31, 2021.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$46,350,004	$—	$—	$46,350,004
Money Market Fund	18,758,927	—	—	18,758,927
Total Assets	$65,108,931	$—	$—	$65,108,931

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$4,784,527	$—	$4,784,527

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
CLOSED-END FUNDS† - 11.8%
BlackRock MuniYield Quality Fund, Inc.	70,422	$1,136,611
BlackRock MuniVest Fund, Inc.	89,033	852,046
BlackRock Municipal Income Quality Trust	54,111	844,673
Nuveen California Quality Municipal Income Fund	49,986	781,781
DWS Municipal Income Trust	53,020	626,696
BlackRock MuniHoldings Investment Quality Fund	40,800	606,288
Eaton Vance Municipal Income Trust	40,499	559,696
Invesco Trust for Investment Grade Municipals	39,873	557,026
Nuveen Quality Municipal Income Fund	30,461	490,727
Invesco Municipal Trust	35,903	482,177
Nuveen AMT-Free Quality Municipal Income Fund	29,451	459,436
BlackRock MuniHoldings California Quality Fund, Inc.	23,558	363,735
BlackRock MuniYield California Quality Fund, Inc.	20,427	324,789
Nuveen California AMT-Free Quality Municipal Income Fund	18,593	294,327
BNY Mellon Strategic Municipals, Inc.	25,214	213,563
Total Closed-End Funds
(Cost $7,760,805)		8,593,571

MONEY MARKET FUND† - 0.1%
Dreyfus Treasury Obligations Cash Management Fund, 0.01%[1]	52,227	52,227
Total Money Market Fund
(Cost $52,227)		52,227

	Face Amount
MUNICIPAL BONDS†† - 79.7%
California - 22.5%
Stockton Unified School District General Obligation Unlimited
due 08/01/33[2]	$2,000,000	1,597,201
due 08/01/37[2]	810,000	575,606
due 08/01/42[2]	250,000	152,437
El Camino Healthcare District General Obligation Unlimited
due 08/01/29[2]	2,500,000	2,243,827
City of Los Angeles Department of Airports Revenue Bonds
5.00% due 05/15/39	1,000,000	1,282,186
5.00% due 05/15/44	100,000	124,737
San Diego Unified School District General Obligation Unlimited
due 07/01/46[2]	1,360,000	773,227
due 07/01/39[2]	1,000,000	534,612
Los Angeles Department of Water & Power Revenue Bonds
5.00% due 07/01/50	1,000,000	1,275,568
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
due 08/01/42[3,6]	1,000,000	970,247
Sierra Joint Community College District School Facilities District No. 1 General Obligation Unlimited
due 08/01/31[2]	705,000	596,950
due 08/01/30[2]	415,000	360,148
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	1,300,000	750,770
Sonoma Valley Unified School District General Obligation Unlimited
4.00% due 08/01/44	600,000	699,283
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	589,704
Riverside County Public Financing Authority Tax Allocation
5.00% due 10/01/28	300,000	366,570
Delhi Unified School District General Obligation Unlimited
5.00% due 08/01/44	250,000	302,876
El Monte Union High School District General Obligation Unlimited
due 06/01/43[2]	500,000	301,206
Riverside County Redevelopment Successor Agency Tax Allocation
5.00% due 10/01/37	250,000	294,980
Gustine Unified School District General Obligation Unlimited
5.00% due 08/01/41	220,000	258,501
Stockton Public Financing Authority Revenue Bonds
5.00% due 10/01/33	200,000	248,839
Upland Unified School District General Obligation Unlimited
due 08/01/38[2]	400,000	237,782
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	237,176
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	190,000	236,234
Stanton Redevelopment Agency Successor Agency Tax Allocation
5.00% due 12/01/40	180,000	213,103

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount	Value
MUNICIPAL BONDS†† - 79.7% (continued)
California - 22.5% (continued)
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	$155,000	$184,852
Rio Hondo Community College District General Obligation Unlimited
due 08/01/29[2]	200,000	180,318
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	158,042
Coast Community College District General Obligation Unlimited
due 08/01/40[2]	250,000	153,545
Buena Park School District General Obligation Unlimited
5.00% due 08/01/47	100,000	121,925
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	110,000	115,032
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	90,000	92,518
Roseville Joint Union High School District General Obligation Unlimited
due 08/01/30[2]	100,000	87,078
Total California		16,317,080
Texas - 14.3%
Denton County Housing Finance Corp. Revenue Bonds
2.15% due 11/01/38	2,000,000	2,034,359
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/45	1,250,000	1,542,871
5.00% due 01/01/27	200,000	232,800
Ysleta Independent School District General Obligation Unlimited
4.00% due 08/15/52	1,400,000	1,643,280
Cleveland Independent School District General Obligation Unlimited
4.00% due 02/15/52	1,000,000	1,175,317
North Texas Tollway Authority Revenue Bonds
due 01/01/36[2]	1,000,000	759,498
Southwest Independent School District General Obligation Unlimited
due 02/01/42[2]	500,000	307,806
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	251,207
Bexar County Hospital District General Obligation Limited
5.00% due 02/15/32	200,000	247,376
Lindale Independent School District General Obligation Unlimited
5.00% due 02/15/49	200,000	245,816
United Independent School District General Obligation Unlimited
5.00% due 08/15/49	200,000	245,816
Clifton Higher Education Finance Corp. Revenue Bonds
4.00% due 08/15/33	200,000	238,971
Bexar County Health Facilities Development Corp. Revenue Bonds
5.00% due 07/15/22	225,000	229,762
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	228,328
Grand Parkway Transportation Corp. Revenue Bonds
5.00% due 10/01/43	175,000	216,023
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	135,000	157,090
City of Fort Worth Texas Water & Sewer System Revenue Bonds
5.00% due 02/15/32	100,000	123,688
Mansfield Independent School District General Obligation Unlimited
5.00% due 02/15/44	100,000	122,465
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	122,427
University of North Texas System Revenue Bonds
5.00% due 04/15/44	100,000	120,965
City of Arlington Texas Special Tax Revenue Special Tax
5.00% due 02/15/48	100,000	119,644
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/22	35,000	36,031
Dallas Independent School District General Obligation Unlimited
5.00% (VRDN) due 02/15/22[4]	15,000	14,933
Tarrant County Health Facilities Development Corp. Revenue Bonds
6.00% due 09/01/24	10,000	10,832

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount	Value
MUNICIPAL BONDS†† - 79.7% (continued)
Texas - 14.3% (continued)
San Antonio Education Facilities Corp. Revenue Bonds
5.00% due 06/01/23	$10,000	$10,570
Leander Independent School District General Obligation Unlimited
due 08/15/22[2]	5,000	3,084
due 08/15/24[2]	5,000	2,905
Total Texas		10,443,864
Arizona - 4.9%
City of Phoenix Civic Improvement Corp. Revenue Bonds
5.00% due 07/01/45	1,250,000	1,631,506
Arizona Industrial Development Authority Revenue Bonds
2.12% due 07/01/37	1,176,353	1,186,712
Maricopa County Industrial Development Authority Revenue Bonds
5.00% due 01/01/41	250,000	301,927
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	263,879
Pinal County Elementary School District No. 4 Casa Grande General Obligation Unlimited
5.00% due 07/01/37	100,000	123,696
Total Arizona		3,507,720
New York - 3.8%
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/49	1,000,000	1,260,808
New York City Industrial Development Agency Revenue Bonds
4.00% due 03/01/32	500,000	602,144
New York Transportation Development Corp. Revenue Bonds
5.00% due 12/01/22	250,000	260,148
5.00% due 07/01/34	200,000	220,443
New York State Dormitory Authority Revenue Bonds
4.00% due 08/01/43	250,000	286,287
New York Power Authority Revenue Bonds
4.00% due 11/15/45	100,000	118,093
Total New York		2,747,923
Illinois - 3.7%
Illinois Finance Authority Revenue Bonds
5.00% due 10/01/37	1,000,000	1,493,475
5.00% due 10/01/38	250,000	376,803
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	481,731
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	216,962
County of State Clair Illinois Highway Revenue Bonds
4.25% due 01/01/23	40,000	41,612
Total Illinois		2,610,583
Tennessee - 3.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Bonds
2.25% due 07/01/45	1,500,000	1,499,290
City of Shelbyville & Bedford County Health Educational & Housing Facility Board Revenue Bonds
2.21% due 06/01/38	500,000	502,999
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.48% due 12/01/37	200,000	210,122
Total Tennessee		2,212,411
Oregon - 3.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[2]	2,000,000	946,173
due 06/15/50[2]	400,000	176,550
due 06/15/49[2]	350,000	159,960
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[2]	1,250,000	785,786
University of Oregon Revenue Bonds
5.00% due 04/01/48	100,000	122,092
Total Oregon		2,190,561
Ohio - 2.8%
Dayton-Montgomery County Port Authority Revenue Bonds
1.84% due 09/01/38	1,600,000	1,573,226
County of Miami Ohio Revenue Bonds
5.00% due 08/01/33	200,000	248,590
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	230,938
City of Middleburg Heights Ohio Revenue Bonds
5.00% due 08/01/22	15,000	15,268

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount	Value
MUNICIPAL BONDS†† - 79.7% (continued)
Ohio - 2.8% (continued)
Ohio Higher Educational Facility Commission Revenue Bonds
5.00% due 01/01/22	$15,000	$14,850
Total Ohio		2,082,872
District of Columbia - 2.1%
District of Columbia Revenue Bonds
4.00% due 03/01/39	1,000,000	1,188,586
District of Columbia General Obligation Unlimited
5.00% due 06/01/41	285,000	333,884
Total District of Columbia		1,522,470
Colorado - 2.1%
E-470 Public Highway Authority Revenue Bonds
5.00% due 09/01/36	650,000	836,143
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	249,955
City & County of Denver Colorado Revenue Bonds
due 08/01/30[2]	200,000	163,257
Colorado Educational & Cultural Facilities Authority Revenue Bonds
5.00% due 03/01/47	110,000	131,745
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	122,234
Total Colorado		1,503,334
Georgia - 2.0%
Private Colleges & Universities Authority Revenue Bonds
5.00% due 09/01/48	1,000,000	1,252,075
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	232,031
Total Georgia		1,484,106
North Carolina - 1.9%
Inlivian Revenue Bonds
2.02% due 04/01/42	1,000,000	982,840
North Carolina Central University Revenue Bonds
5.00% due 04/01/44	300,000	367,170
North Carolina Eastern Municipal Power Agency Revenue Bonds
4.50% due 01/01/22	10,000	9,900
Total North Carolina		1,359,910
West Virginia - 1.6%
West Virginia University Revenue Bonds
5.00% due 10/01/41	600,000	784,175
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	355,049
Total West Virginia		1,139,224
Louisiana - 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
5.00% due 10/01/37	500,000	576,144
5.00% due 10/01/26	150,000	179,112
City of Shreveport Louisiana Water & Sewer Revenue Bonds
5.00% due 12/01/35	250,000	304,583
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	5,851
Total Louisiana		1,065,690
Washington - 1.2%
Yakima & Kittitas Counties School District No. 119 Selah General Obligation Unlimited
5.00% due 12/01/42	200,000	243,585
Washington State Convention Center Public Facilities District Revenue Bonds
4.00% due 07/01/48	210,000	240,231
County of King Washington Sewer Revenue Bonds
5.00% due 07/01/42	200,000	239,933
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	237,200
Total Washington		960,949
Oklahoma - 0.9%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	430,842
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	244,611
Total Oklahoma		675,453
New Jersey - 0.9%
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	369,821
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	250,000	302,257
Total New Jersey		672,078
Arkansas - 0.8%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	384,537

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount	Value
MUNICIPAL BONDS†† - 79.7% (continued)
Arkansas - 0.8% (continued)
University of Arkansas Revenue Bonds
5.00% due 11/01/47	$200,000	$244,999
Total Arkansas		629,536
Michigan - 0.8%
Michigan State Hospital Finance Authority Revenue Bonds
5.00% due 11/15/47	200,000	236,194
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	214,572
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	112,582
Total Michigan		563,348
Missouri - 0.7%
Industrial Development Authority of the City of State Louis Missouri Revenue Bonds
2.22% due 12/01/38	500,000	503,703
Puerto Rico - 0.5%
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/41	250,000	271,900
Commonwealth of Puerto Rico General Obligation Unlimited
5.25% due 07/01/24	45,000	45,268
Total Puerto Rico		317,168
Alaska - 0.4%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	303,874
Connecticut - 0.4%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	248,707	255,754
Nebraska - 0.4%
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	250,108
South Carolina - 0.3%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	248,899
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	232,239
Virginia - 0.3%
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	500,000	218,783
City of Norfolk Virginia General Obligation Unlimited
2.50% due 10/01/46[3]	5,000	5,035
Total Virginia		223,818
Massachusetts - 0.3%
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 10/01/34	150,000	193,244
South Dakota - 0.3%
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue Bonds
5.00% due 04/01/34	150,000	182,195
Florida - 0.2%
Greater Orlando Aviation Authority Revenue Bonds
5.00% due 10/01/32	100,000	125,879
Tampa-Hillsborough County Expressway Authority Revenue Bonds
5.00% due 07/01/22	20,000	20,275
Florida Higher Educational Facilities Financial Authority Revenue Bonds
3.00% due 12/01/22	15,000	15,228
Total Florida		161,382
Pennsylvania - 0.2%
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 07/15/32	100,000	126,399
Owen J Roberts School District General Obligation Unlimited
5.00% due 05/15/23	25,000	26,626
City of Erie Pennsylvania General Obligation Unlimited
3.10% due 11/15/22	5,000	5,073
Total Pennsylvania		158,098
Idaho - 0.2%
Idaho Housing & Finance Association Revenue Bonds
5.00% due 07/15/30	100,000	127,473
Rhode Island - 0.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds
5.00% due 05/15/42	100,000	123,693
Kansas - 0.2%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	122,356
Utah - 0.2%
South Davis Metro Fire Service Area Revenue Bonds
5.00% due 12/01/34	100,000	121,435
Montana - 0.2%
Montana State Board of Regents Revenue Bonds
5.00% due 11/15/43	100,000	121,435

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount	Value
MUNICIPAL BONDS†† - 79.7% (continued)
Indiana - 0.2%
Indiana Finance Authority Revenue Bonds
5.00% due 10/01/41	$100,000	$118,648
Iowa - 0.2%
PEFA, Inc. Revenue Bonds
5.00% (VRDN) due 09/01/26[4]	100,000	116,874
New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
5.00% due 01/01/23	60,000	62,832
Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/22	15,000	15,210
4.25% due 07/01/22	10,000	10,093
4.00% due 07/01/22	10,000	10,081
5.00% due 07/01/27	5,000	5,639
Total Maryland		41,023
New Mexico - 0.0%
City of Albuquerque New Mexico Revenue Bonds
5.00% due 07/01/25	30,000	32,647
Wisconsin - 0.0%
State of Wisconsin General Obligation Unlimited
5.00% due 05/01/22	25,000	25,397
Total Municipal Bonds
(Cost $55,025,228)		57,733,407

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.9%
Government Agency - 5.9%
Freddie Mac Multifamily ML Certificates Revenue Bonds
2.49% due 07/25/35	2,190,156	2,301,995
Freddie Mac Multifamily
1.90% due 11/25/37	1,980,831	1,970,643
Total Collateralized Mortgage Obligations
(Cost $4,333,306)		4,272,638

U.S. TREASURY BILLS††,5 - 2.0%
U.S. Treasury Bills
0.04% due 02/03/22	600,000	599,984
0.05% due 06/16/22	400,000	399,761
0.08% due 05/19/22	205,000	204,924
0.07% due 05/19/22	100,000	99,963
0.05% due 03/10/22	65,000	64,995
0.02% due 04/21/22	56,000	55,988
Total U.S. Treasury Bills
(Cost $1,425,778)		1,425,615
Total Investments - 99.5%
(Cost $68,597,344)		$72,077,458
Other Assets & Liabilities, net - 0.5%		368,693
Total Net Assets - 100.0%		$72,446,151

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.21%	Quarterly	11/24/50	$1,600,000	$197,852	$316	$197,536
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.28%	Quarterly	11/04/50	1,200,000	130,339	308	130,031
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.29%	Annually	12/07/51	1,400,000	63,597	324	63,273
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.67%	Quarterly	09/27/51	2,850,000	46,093	347	45,746
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.60%	Quarterly	08/06/51	1,300,000	41,775	318	41,457
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	12/30/51	540,000	(2,323)	309	(2,632)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.85%	Quarterly	11/18/51	800,000	(23,522)	313	(23,835)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.89%	Quarterly	10/26/51	900,000	(34,896)	314	(35,210)
								$418,915	$2,549	$416,366

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

1	Rate indicated is the 7-day yield as of December 31, 2021.
2	Zero coupon rate security.
3	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2021. See table below for additional step information for each security.
4	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread.
5	Rate indicated is the rate effective at December 31, 2021.
6	Rate indicated is the effective yield at the time of purchase. Security has no current coupon. However, a coupon rate will come into effect at a future rate reset date,

BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR --- London Interbank Offered Rate
VRDN — Variable Rate Demand Note

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$8,593,571	$—	$—	$8,593,571
Money Market Fund	52,227	—	—	52,227
Municipal Bonds	—	57,733,407	—	57,733,407
Collateralized Mortgage Obligations	—	4,272,638	—	4,272,638
U.S. Treasury Bills	—	1,425,615	—	1,425,615
Interest Rate Swap Agreements**	—	478,043	—	478,043
Total Assets	$8,645,798	$63,909,703	$—	$72,555,501

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$61,677	$—	$61,677

** This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
City of Norfolk Virginia General Obligation Unlimited, 2.50% due 10/01/46	3.00%	10/01/22	3.75% - 5.00%	10/01/26 - 10/01/41
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited, due 08/01/42	6.85%	08/01/32	—	—

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 94.7%
REITs - 92.1%
REITs-Diversified - 16.2%
Equinix, Inc.[1]	43,720	$36,980,125
Digital Realty Trust, Inc.	103,027	18,222,386
Gaming and Leisure Properties, Inc.	220,932	10,750,551
Duke Realty Corp.	145,733	9,565,914
VICI Properties, Inc.[1]	252,469	7,601,842
CyrusOne, Inc.	77,340	6,938,945
DigitalBridge Group, Inc.*,1	681,511	5,676,987
WP Carey, Inc.[2]	42,888	3,518,960
EPR Properties	17,565	834,162
Total REITs-Diversified		100,089,872
REITs-Apartments - 15.8%
AvalonBay Communities, Inc.	89,777	22,676,772
Equity Residential[1]	240,437	21,759,549
Invitation Homes, Inc.	394,700	17,895,698
Essex Property Trust, Inc.[1]	27,595	9,719,787
American Campus Communities, Inc.	122,058	6,992,703
UDR, Inc.	100,517	6,030,015
Mid-America Apartment Communities, Inc.	24,879	5,708,238
American Homes 4 Rent — Class A	113,926	4,968,313
Camden Property Trust	10,749	1,920,631
Total REITs-Apartments		97,671,706
REITs-Warehouse/Industries – 12.9%
Prologis, Inc.[1]	361,006	60,778,970
Rexford Industrial Realty, Inc.	150,867	12,236,822
Americold Realty Trust[2]	105,338	3,454,033
Innovative Industrial Properties, Inc.	6,385	1,678,680
Terreno Realty Corp.	17,576	1,499,057
Total REITs-Warehouse/Industries		79,647,562
REITs-Storage - 9.4%
Public Storage	58,348	21,854,827
Extra Space Storage, Inc.[2]	52,530	11,910,127
National Storage Affiliates Trust	159,391	11,029,857
Life Storage, Inc.[2]	49,704	7,613,582
Iron Mountain, Inc.	103,232	5,402,131
Total REITs-Storage		57,810,524
REITs-Health Care - 9.1%
Welltower, Inc.	154,322	13,236,198
Healthpeak Properties, Inc.[2]	355,090	12,815,198
Ventas, Inc.[2]	220,557	11,274,874
Medical Properties Trust, Inc.	459,767	10,864,294
CareTrust REIT, Inc.	290,894	6,641,110
Sabra Health Care REIT, Inc.	97,414	1,318,986
Total REITs-Health Care		56,150,660
REITs-Office Property - 7.3%
Alexandria Real Estate Equities, Inc.	77,893	17,367,023
Boston Properties, Inc.[1]	62,172	7,160,971
Hudson Pacific Properties, Inc.[2]	218,328	5,394,885
Empire State Realty Trust, Inc. — Class A1	393,317	3,500,521
Kilroy Realty Corp.	48,430	3,218,658
Highwoods Properties, Inc.[1]	56,963	2,539,980
Cousins Properties, Inc.	55,411	2,231,955
SL Green Realty Corp.[2]	27,595	1,978,541
American Assets Trust, Inc.	34,391	1,290,694
Orion Office REIT, Inc.*	8,864	165,493
Total REITs-Office Property		44,848,721
REITs-Shopping Centers - 5.7%
Acadia Realty Trust	333,514	7,280,611
Kite Realty Group Trust	312,240	6,800,587
Kimco Realty Corp.	246,139	6,067,326
Brixmor Property Group, Inc.[1]	215,283	5,470,341
Regency Centers Corp.	69,486	5,235,770
Federal Realty Investment Trust*	31,418	4,282,902
Total REITs-Shopping Centers		35,137,537
REITs-Hotels - 4.8%
Xenia Hotels & Resorts, Inc.*	443,031	8,023,291
Ryman Hospitality Properties, Inc.*	76,845	7,066,666
DiamondRock Hospitality Co.*,1	616,763	5,927,092
MGM Growth Properties LLC — Class A	133,892	5,469,488
Host Hotels & Resorts, Inc.*	93,479	1,625,600
Pebblebrook Hotel Trust	52,308	1,170,130
Total REITs-Hotels		29,282,267
REITs-Regional Malls - 3.4%
Simon Property Group, Inc.[1]	129,885	20,751,726
REITs-Single Tenant - 3.2%
Agree Realty Corp.	132,340	9,443,782
Realty Income Corp.	95,419	6,831,046
National Retail Properties, Inc.	74,861	3,598,568
Total REITs-Single Tenant		19,873,396
REITs-Manufactured Homes - 3.2%
Sun Communities, Inc.	62,842	13,194,935
Equity LifeStyle Properties, Inc.	71,148	6,236,834
Total REITs-Manufactured Homes		19,431,769
REITs-Single Tenant - 1.1%
Four Corners Property Trust, Inc.	221,435	6,512,403
Total REITS		567,208,143
Home Builders - 1.2%
Buildings - Residential/Commercial - 1.2%
PulteGroup, Inc.	51,564	2,947,398
DR Horton, Inc.	19,874	2,155,336
Lennar Corp. — Class A	18,474	2,145,940
Total Buildings - Residential/Commercial		7,248,674
Total Home Builders		7,248,674
Lodging - 0.6%
Hotels&Motels - 0.6%
Hilton Grand Vacations, Inc.*,1	72,717	3,789,283
Entertainment - 0.6%
Resorts/Theme Parks - 0.6%
Marriott Vacations Worldwide Corp.	21,083	3,562,605

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 94.7% (continued)
Real Estate - 0.2%
Real Estate Management/Services - 0.2%
Jones Lang LaSalle, Inc.*	4,954	$1,334,310
Total Common Stocks
(Cost $442,649,068)		583,143,015

MONEY MARKET FUND† - 6.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	41,322,007	41,322,007
Total Money Market Fund
(Cost $41,322,007)		41,322,007
Total Investments - 101.4%
(Cost $483,971,075)		$624,465,022

COMMON STOCKS SOLD SHORT† - (7.7)%
REITs - (7.7)%
REITs-Diversified - (0.1)%
CorePoint Lodging, Inc.*	34,469	(541,163)
REITs-Warehouse/Industries - (0.1)%
Industrial Logistics Properties Trust	24,547	(614,902)
REITs-Storage - (0.1)%
CubeSmart	12,375	(704,338)
Total REITs-Storage		(704,338)
REITs-Office Property - (0.2)%
Office Properties Income Trust	54,211	(1,346,601)
REITs-Warehouse/Industries - (0.3)%
STAG Industrial, Inc.	37,441	(1,795,670)
REITs-Shopping Centers - (0.3)%
Phillips Edison & Company, Inc.	61,590	(2,034,934)
REITs-Office Property - (0.7)%
Easterly Government Properties, Inc.	30,527	(699,688)
Equity Commonwealth*	30,915	(800,698)
Corporate Office Properties Trust	46,761	(1,307,905)
Douglas Emmett, Inc.	49,270	(1,650,545)
Total REITs-Office Property		(4,458,836)
REITs-Health Care - (0.8)%
Healthcare Realty Trust, Inc.	21,563	(682,253)
National Health Investors, Inc.	11,920	(685,042)
Welltower, Inc.	10,525	(902,729)
LTC Properties, Inc.	28,573	(975,482)
Omega Healthcare Investors, Inc.	70,683	(2,091,510)
Total REITs-Health Care		(5,337,016)
REITs-Hotels - (1.1)%
RLJ Lodging Trust	138,527	(1,929,681)
Host Hotels & Resorts, Inc.*	114,405	(1,989,503)
Apple Hospitality REIT, Inc.	168,465	(2,720,710)
Total REITs-Hotels		(6,639,894)
REITs-Diversified - (1.2)%
American Finance Trust, Inc.	111,274	(1,015,932)
Washington Real Estate Investment Trust	61,471	(1,589,025)
Broadstone Net Lease, Inc.	78,050	(1,937,201)
Digital Realty Trust, Inc.	15,636	(2,765,539)
Total REITs-Diversified		(7,307,697)
REITs-Single Tenant - (1.4)%
Essential Properties Realty Trust, Inc.	75,619	(2,180,096)
STORE Capital Corp.	77,814	(2,676,802)
Realty Income Corp.	49,367	(3,534,184)
Total REITs-Single Tenant		(8,391,082)
REITs-Apartments - (1.4)%
Camden Property Trust	9,360	(1,672,445)
Independence Realty Trust, Inc.	65,801	(1,699,640)
Apartment Income REIT Corp.	31,304	(1,711,390)
Mid-America Apartment Communities, Inc.	15,169	(3,480,375)
Total REITs-Apartments		(8,563,850)
Total REITs		(47,735,983)
Total Common Stocks Sold Short
(Proceeds $44,699,546)		(47,735,983)
EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.9)%
Vanguard Real Estate ETF	46,465	(5,390,404)
Total Exchange-Traded Funds Sold Short
(Proceeds $4,946,962)		(5,390,404)
Total Securities Sold Short - (8.6)%
(Proceeds $49,646,508)		$(53,126,387)
Other Assets & Liabilities, net - 7.2%		44,449,372
Total Net Assets - 100.0%		$615,788,007

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	06/12/24	$65,267,611	$8,689,720

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements†† (continued)
Goldman Sachs International	GS Equity Custom Basket	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$65,267,621	$8,668,727

Goldman Sachs International	GS Equity Custom Basket	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	19,061,522	4,290,253

Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	10/22/25	19,046,783	4,289,379
						$168,643,537	$25,938,079
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Pay	(0.15)% (Federal Funds Rate - 0.23%)	At Maturity	05/06/24	$64,118,269	$(4,789,126)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	(0.23)% (Federal Funds Rate - 0.31%)	At Maturity	06/12/24	64,056,410	(4,791,549)
						$128,174,679	$(9,580,675)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Prologis, Inc.	12,754	11.28%	$813,745
Public Storage	2,097	4.12%	290,645
Equinix, Inc.	1,571	6.98%	258,192
Simon Property Group, Inc.	4,667	3.91%	232,396
AvalonBay Communities, Inc.	2,926	3.88%	201,148
Extra Space Storage, Inc.	1,887	2.25%	194,227
Invitation Homes, Inc.	12,898	3.07%	187,395
Equity Residential	7,802	3.71%	158,006
Alexandria Real Estate Equities, Inc.	2,503	2.93%	146,139
Rexford Industrial Realty, Inc.	4,628	1.97%	132,826
Digital Realty Trust, Inc.	3,465	3.22%	114,063
Duke Realty Corp.	5,234	1.80%	112,050
Sun Communities, Inc.	1,820	2.01%	109,826
Life Storage, Inc.	1,789	1.44%	99,040
National Storage Affiliates Trust	4,236	1.54%	97,802
Welltower, Inc.	5,557	2.50%	87,142
Mid-America Apartment Communities, Inc.	895	1.08%	82,144
Essex Property Trust, Inc.	992	1.83%	70,311
Equity LifeStyle Properties, Inc.	2,556	1.18%	65,624
Iron Mountain, Inc.	3,709	1.02%	65,598
UDR, Inc.	3,609	1.14%	64,216
Healthpeak Properties, Inc.	11,505	2.18%	61,166
Regency Centers Corp.	2,496	0.99%	56,173
CyrusOne, Inc.	2,019	0.95%	48,113
Kimco Realty Corp.	8,843	1.14%	48,027
American Homes 4 Rent — Class A	4,094	0.94%	45,458
DigitalBridge Group, Inc.	21,912	0.96%	41,394
American Campus Communities, Inc.	3,734	1.12%	39,401
Gaming and Leisure Properties, Inc.	6,546	1.67%	38,606
Realty Income Corp.	3,429	1.29%	35,497
Medical Properties Trust, Inc.	14,863	1.84%	35,431
MGM Growth Properties LLC — Class A	4,168	0.89%	34,490
Brixmor Property Group, Inc.	6,238	0.83%	32,612
Boston Properties, Inc.	2,235	1.35%	29,495
Camden Property Trust	387	0.36%	28,737
Ryman Hospitality Properties, Inc.	2,047	0.99%	24,373
VICI Properties, Inc.	7,442	1.18%	22,601
WP Carey, Inc.	1,542	0.66%	20,411
Terreno Realty Corp.	663	0.30%	19,686
National Retail Properties, Inc.	2,689	0.68%	16,026
Agree Realty Corp.	3,702	1.39%	13,778
Innovative Industrial Properties, Inc.	137	0.19%	12,107
Federal Realty Investment Trust	1,129	0.81%	9,690
Acadia Realty Trust	8,571	0.98%	7,982
Four Corners Property Trust, Inc.	5,783	0.89%	7,770
Highwoods Properties, Inc.	2,047	0.48%	6,090
Kite Realty Group Trust	8,894	1.02%	5,857
Sabra Health Care REIT, Inc.	3,509	0.25%	4,213
Pebblebrook Hotel Trust	1,881	0.22%	2,891
Host Hotels & Resorts, Inc.	3,359	0.31%	2,730
Cousins Properties, Inc.	1,990	0.42%	2,315
SL Green Realty Corp.	992	0.37%	1,704
Kilroy Realty Corp.	1,741	0.61%	1,654
EPR Properties	633	0.16%	(343)
Orion Office REIT, Inc.	343	0.03%	(1,193)
CareTrust REIT, Inc.	7,888	0.95%	(6,000)
Americold Realty Trust	3,782	0.65%	(7,104)
DiamondRock Hospitality Co.	16,177	0.82%	(9,611)
Hudson Pacific Properties, Inc.	6,084	0.79%	(14,096)
Xenia Hotels & Resorts, Inc.	12,177	1.16%	(15,870)
Ventas, Inc.	7,276	1.95%	(19,152)
Empire State Realty Trust, Inc. — Class A	9,056	0.42%	(22,301)
Total Financial			4,243,343
Consumer, Cyclical
Hilton Grand Vacations, Inc.	1,867	0.51%	25,845
DR Horton, Inc.	515	0.29%	10,876
Lennar Corp. — Class A	478	0.29%	9,160
PulteGroup, Inc.	1,334	0.40%	6,230
Marriott Vacations Worldwide Corp.	523	0.46%	(6,075)
Total Consumer, Cyclical			46,036
Total MS Equity Long Custom Basket			$4,289,379

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Sun Communities, Inc.	15,403	4.93%	$822,702
AvalonBay Communities, Inc.	10,441	4.04%	728,036
National Storage Affiliates Trust	49,654	5.26%	688,262
Equity Residential	29,191	4.05%	636,219
Jones Lang LaSalle, Inc.	6,257	2.58%	593,595
CyrusOne, Inc.	27,640	3.80%	538,329
Rexford Industrial Realty, Inc.	28,250	3.51%	511,224
Alexandria Real Estate Equities, Inc.	10,408	3.56%	491,900
Prologis, Inc.	8,675	2.24%	440,226
Invitation Homes, Inc.	45,072	3.13%	370,169
Gaming and Leisure Properties, Inc.	48,927	3.65%	345,142
Ryman Hospitality Properties, Inc.	25,111	3.54%	292,954
Innovative Industrial Properties, Inc.	1,580	0.64%	289,959
Healthpeak Properties, Inc.	44,944	2.49%	254,924
American Assets Trust, Inc.	43,436	2.50%	241,108
American Campus Communities, Inc.	22,797	2.00%	225,566
Brixmor Property Group, Inc.	52,919	2.06%	216,759
VICI Properties, Inc.	57,265	2.64%	203,260
MGM Growth Properties LLC — Class A	25,503	1.60%	203,100
Ventas, Inc.	22,697	1.78%	176,255
DiamondRock Hospitality Co.	239,671	3.53%	152,412
Agree Realty Corp.	31,706	3.47%	103,252
Medical Properties Trust, Inc.	58,247	2.11%	94,581
Four Corners Property Trust, Inc.	76,367	3.44%	82,560
Acadia Realty Trust	120,154	4.02%	44,701
Kite Realty Group Trust	81,596	2.72%	44,592
Hudson Pacific Properties, Inc.	61,805	2.34%	(38,020)
CareTrust REIT, Inc.	89,979	3.15%	(74,097)
Xenia Hotels & Resorts, Inc.	166,375	4.62%	(99,195)
Empire State Realty Trust, Inc. — Class A	178,400	2.43%	(419,765)
Total Financial			8,160,710
Consumer, Cyclical
Hilton Grand Vacations, Inc.	26,196	2.09%	263,815
DR Horton, Inc.	7,045	1.17%	126,974
Lennar Corp. — Class A	6,537	1.16%	103,678
PulteGroup, Inc.	18,235	1.60%	57,208
Marriott Vacations Worldwide Corp.	8,293	2.15%	(22,665)
Total Consumer, Cyclical			529,010
Total MS Equity Long Custom Basket			$8,689,720

MS EQUITY SHORT CUSTOM BASKET
Financial
Omega Healthcare Investors, Inc.	89,275	(4.14)%	$500,145
LTC Properties, Inc.	30,565	(1.63)%	233,148
Office Properties Income Trust	68,471	(2.66)%	180,428
Broadstone Net Lease, Inc.	98,580	(3.82)%	178,158
RLJ Lodging Trust	174,964	(3.80)%	144,714
National Health Investors, Inc.	12,411	(1.11)%	125,172
Equity Commonwealth	39,047	(1.58)%	70,430
CorePoint Lodging, Inc.	36,927	(0.91)%	(6,008)
Healthcare Realty Trust, Inc.	27,235	(1.35)%	(12,434)
Douglas Emmett, Inc.	62,230	(3.25)%	(25,080)
American Finance Trust, Inc.	140,543	(2.00)%	(27,394)
Easterly Government Properties, Inc.	32,818	(1.17)%	(33,070)
Phillips Edison & Company, Inc.	77,790	(4.01)%	(36,093)
Welltower, Inc.	13,294	(1.78)%	(43,366)
Industrial Logistics Properties Trust	31,004	(1.21)%	(43,813)
Corporate Office Properties Trust	50,271	(2.20)%	(51,088)
Host Hotels & Resorts, Inc.	144,497	(3.92)%	(99,210)
CubeSmart	15,630	(1.39)%	(153,225)
Realty Income Corp.	62,352	(6.97)%	(159,391)
STORE Capital Corp.	98,282	(5.28)%	(209,023)
Apartment Income REIT Corp.	39,538	(3.37)%	(251,501)
Apple Hospitality REIT, Inc.	212,777	(5.36)%	(260,350)
Washington Real Estate Investment Trust	77,640	(3.13)%	(307,352)
Essential Properties Realty Trust, Inc.	95,510	(4.30)%	(343,349)
Digital Realty Trust, Inc.	11,259	(3.11)%	(354,337)
Camden Property Trust	10,838	(3.02)%	(431,336)
STAG Industrial, Inc.	47,290	(3.54)%	(573,769)
Independence Realty Trust, Inc.	76,187	(3.07)%	(691,108)
Mid-America Apartment Communities, Inc.	17,563	(6.29)%	(1,554,311)
Total Financial			(4,234,413)
Exchange-Traded-Funds
Vanguard Real Estate ETF	58,687	(10.63)%	(557,136)
Total MS Equity Short Custom Basket			$(4,791,549)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Prologis, Inc.	12,754	11.25%	$813,376
Public Storage	2,097	4.12%	290,494
Equinix, Inc.	1,571	6.97%	257,180
Simon Property Group, Inc.	4,667	3.91%	232,282
AvalonBay Communities, Inc.	2,926	3.88%	201,244
Extra Space Storage, Inc.	1,887	2.24%	194,189
Invitation Homes, Inc.	12,898	3.07%	187,324
Equity Residential	7,802	3.70%	158,004
Alexandria Real Estate Equities, Inc.	2,503	2.93%	145,973
Rexford Industrial Realty, Inc.	4,628	1.97%	132,846
Digital Realty Trust, Inc.	3,465	3.22%	114,062
Duke Realty Corp.	5,234	1.80%	112,072
Sun Communities, Inc.	1,820	2.00%	109,679
National Storage Affiliates Trust	4,449	1.62%	101,490
Life Storage, Inc.	1,789	1.44%	99,103
Welltower, Inc.	5,557	2.50%	86,983
Mid-America Apartment Communities, Inc.	895	1.08%	82,188
Essex Property Trust, Inc.	992	1.83%	70,261
Equity LifeStyle Properties, Inc.	2,556	1.18%	65,668
Iron Mountain, Inc.	3,709	1.02%	65,593
UDR, Inc.	3,609	1.14%	64,191
Healthpeak Properties, Inc.	11,505	2.18%	61,147
Regency Centers Corp.	2,496	0.99%	56,159
CyrusOne, Inc.	2,019	0.95%	48,113
Kimco Realty Corp.	8,843	1.14%	48,020
American Homes 4 Rent — Class A	4,094	0.94%	45,478
DigitalBridge Group, Inc.	21,912	0.96%	41,425
American Campus Communities, Inc.	3,734	1.12%	39,445
Gaming and Leisure Properties, Inc.	6,546	1.67%	38,481
Realty Income Corp.	3,429	1.29%	35,522
Medical Properties Trust, Inc.	14,863	1.84%	35,012
MGM Growth Properties LLC — Class A	4,168	0.89%	34,439
Brixmor Property Group, Inc.	6,238	0.83%	32,748
Boston Properties, Inc.	2,235	1.35%	29,431
Camden Property Trust	387	0.36%	28,718
Ryman Hospitality Properties, Inc.	2,047	0.99%	24,357
VICI Properties, Inc.	7,442	1.18%	22,627
WP Carey, Inc.	1,542	0.66%	20,346
Terreno Realty Corp.	663	0.30%	19,695
National Retail Properties, Inc.	2,689	0.68%	15,771
Agree Realty Corp.	3,702	1.39%	13,712
Innovative Industrial Properties, Inc.	137	0.19%	12,184
Federal Realty Investment Trust	1,129	0.81%	9,003
Four Corners Property Trust, Inc.	5,783	0.89%	8,698
Acadia Realty Trust	8,571	0.98%	7,734
Highwoods Properties, Inc.	2,047	0.48%	6,051
Kite Realty Group Trust	8,894	1.02%	6,024
Sabra Health Care REIT, Inc.	3,509	0.25%	4,240
Pebblebrook Hotel Trust	1,881	0.22%	2,861
Host Hotels & Resorts, Inc.	3,359	0.31%	2,733
Cousins Properties, Inc.	1,990	0.42%	2,348
SL Green Realty Corp.	992	0.37%	1,701
Kilroy Realty Corp.	1,741	0.61%	1,628
EPR Properties	633	0.16%	(343)
Orion Office REIT, Inc.	343	0.03%	(1,193)
CareTrust REIT, Inc.	7,888	0.94%	(6,049)
Americold Realty Trust	3,782	0.65%	(7,036)
DiamondRock Hospitality Co.	16,177	0.82%	(9,561)
Hudson Pacific Properties, Inc.	6,084	0.79%	(14,152)
Xenia Hotels & Resorts, Inc.	12,177	1.16%	(15,680)
Ventas, Inc.	7,276	1.95%	(19,271)
Empire State Realty Trust, Inc. — Class A	9,056	0.42%	(22,254)
Total Financial			4,244,514
Consumer, Cyclical
Hilton Grand Vacations, Inc.	1,867	0.51%	25,814
DR Horton, Inc.	515	0.29%	10,794
Lennar Corp. — Class A	478	0.29%	9,159
PulteGroup, Inc.	1,334	0.40%	6,201
Marriott Vacations Worldwide Corp.	523	0.46%	(6,229)
Total Consumer, Cyclical			45,739
Total GS Equity Long Custom Basket			$4,290,253

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Sun Communities, Inc.	15,403	4.93%	$824,178
AvalonBay Communities, Inc.	10,441	4.04%	726,391
National Storage Affiliates Trust	49,654	5.26%	689,631
Equity Residential	29,191	4.05%	632,657
Jones Lang LaSalle, Inc.	6,257	2.58%	594,012
CyrusOne, Inc.	27,640	3.80%	538,128
Rexford Industrial Realty, Inc.	28,250	3.51%	509,634
Alexandria Real Estate Equities, Inc.	10,408	3.56%	482,046
Prologis, Inc.	8,675	2.24%	439,924
Invitation Homes, Inc.	45,072	3.13%	371,657
Gaming and Leisure Properties, Inc.	48,927	3.65%	345,619
Ryman Hospitality Properties, Inc.	25,111	3.54%	293,927
Innovative Industrial Properties, Inc.	1,580	0.64%	291,861
Healthpeak Properties, Inc.	44,944	2.49%	255,818
American Assets Trust, Inc.	43,436	2.50%	246,594
American Campus Communities, Inc.	22,797	2.00%	221,910
Brixmor Property Group, Inc.	52,919	2.06%	217,083
MGM Growth Properties LLC — Class A	25,503	1.60%	203,033
VICI Properties, Inc.	57,265	2.64%	202,061
Ventas, Inc.	22,697	1.78%	176,057
DiamondRock Hospitality Co.	239,671	3.53%	147,589
Agree Realty Corp.	31,706	3.47%	96,332
Medical Properties Trust, Inc.	58,247	2.11%	94,351
Four Corners Property Trust, Inc.	76,367	3.44%	89,282
Kite Realty Group Trust	81,596	2.72%	46,468
Acadia Realty Trust	120,154	4.02%	43,922
Hudson Pacific Properties, Inc.	61,805	2.34%	(38,550)
CareTrust REIT, Inc.	89,979	3.15%	(75,558)
Xenia Hotels & Resorts, Inc.	166,375	4.62%	(105,063)
Empire State Realty Trust, Inc. — Class A	178,400	2.43%	(418,349)
Total Financial			8,142,645
Consumer, Cyclical
Hilton Grand Vacations, Inc.	26,196	2.09%	263,162
DR Horton, Inc.	7,045	1.17%	125,996
Lennar Corp. — Class A	6,537	1.16%	104,193
PulteGroup, Inc.	18,235	1.60%	57,726
Marriott Vacations Worldwide Corp.	8,293	2.15%	(24,995)
Total Consumer, Cyclical			526,082
Total GS Equity Long Custom Basket			$8,668,727

GS EQUITY SHORT CUSTOM BASKET
Financial
Omega Healthcare Investors, Inc.	89,275	(4.14)%	$506,531
LTC Properties, Inc.	31,072	(1.65)%	237,410
Office Properties Income Trust	68,471	(2.65)%	185,148
Broadstone Net Lease, Inc.	98,580	(3.82)%	161,080
RLJ Lodging Trust	174,964	(3.80)%	151,849
National Health Investors, Inc.	13,186	(1.18)%	125,137
Equity Commonwealth	39,047	(1.58)%	70,941
CorePoint Lodging, Inc.	36,927	(0.90)%	(5,679)
Healthcare Realty Trust, Inc.	27,235	(1.34)%	(12,148)
Douglas Emmett, Inc.	62,230	(3.25)%	(22,148)
American Finance Trust, Inc.	140,543	(2.00)%	(24,992)
Easterly Government Properties, Inc.	32,818	(1.17)%	(32,984)
Industrial Logistics Properties Trust	31,004	(1.21)%	(42,227)
Welltower, Inc.	13,294	(1.78)%	(45,419)
Corporate Office Properties Trust	50,271	(2.19)%	(51,120)
Phillips Edison & Company, Inc.	77,790	(4.01)%	(53,178)
Host Hotels & Resorts, Inc.	144,497	(3.92)%	(98,975)
CubeSmart	15,630	(1.39)%	(153,222)
Realty Income Corp.	62,352	(6.96)%	(165,998)
STORE Capital Corp.	98,282	(5.27)%	(206,662)
Apple Hospitality REIT, Inc.	212,777	(5.36)%	(250,119)
Apartment Income REIT Corp.	39,538	(3.37)%	(252,152)
Washington Real Estate Investment Trust	77,640	(3.13)%	(306,198)
Essential Properties Realty Trust, Inc.	95,510	(4.29)%	(342,247)
Digital Realty Trust, Inc.	11,259	(3.11)%	(354,089)
Camden Property Trust	10,838	(3.02)%	(431,498)
STAG Industrial, Inc.	47,290	(3.54)%	(572,603)
Independence Realty Trust, Inc.	76,187	(3.07)%	(691,213)
Mid-America Apartment Communities, Inc.	17,563	(6.28)%	(1,553,952)
Total Financial			(4,230,727)
Exchange-Traded Funds
Vanguard Real Estate ETF	58,687	(10.62)%	(558,399)
Total GS Equity Short Custom Basket			$(4,789,126)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security swap collateral at December 31, 2021.
[2]	All or a portion of this security is pledged as custom basket swap collateral at December 31, 2021.
[3]	Rate indicated is the 7-day yield as of December 31, 2021.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$583,143,015	$—	$—	$583,143,015
Money Market Fund	41,322,007	—	—	41,322,007
Equity Custom Basket Swap Agreements**	—	25,938,079	—	25,938,079
Total Assets	$624,465,022	$25,938,079	$—	$650,403,101

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$47,735,983	$—	$—	$47,735,983
Exchange-Traded Funds Sold Short	5,390,404	—	—	5,390,404
Equity Custom Basket Swap Agreements**	—	9,580,675	—	9,580,675
Total Liabilities	$53,126,387	$9,580,675	$—	$62,707,062

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 92.9%
Financial - 28.5%
First Horizon Corp.	8,607	$140,552
LXP Industrial Trust REIT	7,952	124,210
Physicians Realty Trust REIT	6,064	114,185
Prosperity Bancshares, Inc.	1,480	107,004
CNO Financial Group, Inc.	3,966	94,549
Cathay General Bancorp	2,143	92,128
BOK Financial Corp.	817	86,185
STAG Industrial, Inc. REIT	1,776	85,177
Hanmi Financial Corp.	3,541	83,851
Investors Bancorp, Inc.	5,025	76,129
Stifel Financial Corp.	1,057	74,434
Simmons First National Corp. — Class A	2,450	72,471
MGIC Investment Corp.	4,422	63,765
Hancock Whitney Corp.	1,273	63,675
Axis Capital Holdings Ltd.	1,106	60,244
Berkshire Hills Bancorp, Inc.	2,052	58,338
Flagstar Bancorp, Inc.	1,183	56,713
Jackson Financial, Inc. — Class A	1,269	53,082
Unum Group	1,971	48,428
Apple Hospitality REIT, Inc.	2,954	47,707
Independent Bank Group, Inc.	658	47,475
Kennedy-Wilson Holdings, Inc.	1,884	44,990
Zions Bancorp North America	686	43,328
Piedmont Office Realty Trust, Inc. — Class A REIT	2,297	42,219
Old Republic International Corp.	1,688	41,491
Sunstone Hotel Investors, Inc. REIT*	3,446	40,422
GoHealth, Inc. — Class A*	10,444	39,583
Heartland Financial USA, Inc.	764	38,666
Virtu Financial, Inc. — Class A	1,322	38,113
Park Hotels & Resorts, Inc. REIT*	1,923	36,306
RMR Group, Inc. — Class A	797	27,640
eHealth, Inc.*	794	20,247
Heritage Insurance Holdings, Inc.	3,377	19,857
Total Financial		2,083,164
Industrial - 21.4%
Littelfuse, Inc.	384	120,837
MDU Resources Group, Inc.	3,765	116,113
Knight-Swift Transportation Holdings, Inc.	1,594	97,139
GATX Corp.	917	95,542
Kirby Corp.*	1,448	86,040
Graphic Packaging Holding Co.	4,240	82,680
Plexus Corp.*	839	80,452
Sanmina Corp.*	1,906	79,023
Valmont Industries, Inc.	313	78,406
Colfax Corp.*	1,552	71,345
Altra Industrial Motion Corp.	1,286	66,319
Energizer Holdings, Inc.	1,581	63,398
PGT Innovations, Inc.*	2,617	58,856
Zurn Water Solutions Corp.	1,594	58,022
Curtiss-Wright Corp.	394	54,636
Terex Corp.	1,183	51,993
Kennametal, Inc.	1,077	38,675
Belden, Inc.	570	37,466
Daseke, Inc.*	3,679	36,937
Owens Corning	400	36,200
Advanced Energy Industries, Inc.	384	34,967
EnerSys	441	34,866
Arcosa, Inc.	657	34,624
Park Aerospace Corp.	2,051	27,073
ChargePoint Holdings, Inc.*	1,362	25,946
Total Industrial		1,567,555
Consumer, Cyclical - 12.0%
Methode Electronics, Inc.	2,092	102,864
Avient Corp.	1,803	100,878
Whirlpool Corp.	365	85,651
Meritage Homes Corp.*	592	72,259
MSC Industrial Direct Company, Inc. — Class A	834	70,106
Abercrombie & Fitch Co. — Class A*	1,867	65,028
Alaska Air Group, Inc.*	1,224	63,770
Hawaiian Holdings, Inc.*	3,183	58,472
Lakeland Industries, Inc.*	2,166	47,002
Tenneco, Inc. — Class A*	3,534	39,934
Marriott Vacations Worldwide Corp.	219	37,007
Dana, Inc.	1,551	35,394
H&E Equipment Services, Inc.	791	35,017
Macy's, Inc.	1,302	34,086
Newell Brands, Inc.	1,428	31,188
Total Consumer, Cyclical		878,656
Energy - 6.8%
Pioneer Natural Resources Co.	1,159	210,799
Range Resources Corp.*	7,497	133,672
Patterson-UTI Energy, Inc.	10,182	86,038
CNX Resources Corp.*	5,066	69,657
Total Energy		500,166
Consumer, Non-cyclical - 6.2%
Ingredion, Inc.	966	93,354
Encompass Health Corp.	1,366	89,145
Central Garden & Pet Co. — Class A*	1,632	78,091
US Foods Holding Corp.*	1,618	56,355
Integer Holdings Corp.*	637	54,521
Pacira BioSciences, Inc.*	596	35,861
Perdoceo Education Corp.*	2,215	26,049
Emergent BioSolutions, Inc.*	454	19,735
Total Consumer, Non-cyclical		453,111
Basic Materials - 5.4%
Huntsman Corp.	3,363	117,301
Ashland Global Holdings, Inc.	645	69,441
Reliance Steel & Aluminum Co.	396	64,239
Element Solutions, Inc.	2,441	59,267
Kraton Corp.*	1,088	50,396
Commercial Metals Co.	992	36,000
Total Basic Materials		396,644
Technology - 4.9%
Evolent Health, Inc. — Class A*	3,227	89,291
DXC Technology Co.*	2,413	77,675
Science Applications International Corp.	908	75,900
Amkor Technology, Inc.	2,356	58,405

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 92.9% (continued)
Technology - 4.9% (continued)
Conduent, Inc.*	10,165	$54,281
Total Technology		355,552
Communications - 4.2%
Infinera Corp.*	9,868	94,634
Ciena Corp.*	1,008	77,586
TEGNA, Inc.	3,891	72,217
Gray Television, Inc.	2,657	53,565
Audacy, Inc.*	5,002	12,855
Total Communications		310,857
Utilities - 3.5%
Black Hills Corp.	1,716	121,098
ALLETE, Inc.	710	47,109
Spire, Inc.	714	46,567
Avista Corp.	931	39,558
Total Utilities		254,332
Total Common Stocks
(Cost $5,498,517)		6,800,037

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	6,250	–
Total Convertible Preferred Stocks
(Cost $5,968)		–

RIGHTS† - 0.2%
Basic Materials - 0.2%
Pan American Silver Corp.*	17,705	13,787
Total Rights
(Cost $–)		13,787

EXCHANGE-TRADED FUNDS† - 2.9%
iShares Russell 2000 Value ETF	1,306	216,861
Total Exchange-Traded Funds
(Cost $214,893)		216,861

MONEY MARKET FUND† - 3.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%2	277,892	277,892
Total Money Market Fund
(Cost $277,892)		277,892
Total Investments - 99.8%
(Cost $5,997,270)		$7,308,577
Other Assets & Liabilities, net - 0.2%		13,838
Total Net Assets - 100.0%		$7,322,415

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of December 31, 2021.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,800,037	$—	$—		$6,800,037
Convertible Preferred Stocks	—	—	—	*	—
Rights	13,787	—	—		13,787
Exchange-Traded Funds	216,861	—	—		216,861
Money Market Fund	277,892	—	—		277,892
Total Assets	$7,308,577	$—	$—		$7,308,577

*	Security has a market value of $0.

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 98.1%
Financial - 24.8%
First Horizon Corp.	574,471	$9,381,111
Alleghany Corp.*	13,849	9,245,454
Alexandria Real Estate Equities, Inc. REIT	33,157	7,392,685
Physicians Realty Trust REIT	382,791	7,207,954
Prosperity Bancshares, Inc.	89,426	6,465,500
BOK Financial Corp.	51,259	5,407,312
STAG Industrial, Inc. REIT	112,390	5,390,224
Sun Communities, Inc. REIT	24,554	5,155,603
VICI Properties, Inc. REIT	165,679	4,988,595
Stifel Financial Corp.	61,030	4,297,733
KeyCorp	168,845	3,905,385
Axis Capital Holdings Ltd.	70,346	3,831,747
Jackson Financial, Inc. — Class A	79,924	3,343,221
Voya Financial, Inc.	50,320	3,336,719
Unum Group	134,415	3,302,576
Apple Hospitality REIT, Inc.	191,498	3,092,693
Medical Properties Trust, Inc. REIT	124,560	2,943,353
Zions Bancorp North America	43,006	2,716,259
Old Republic International Corp.	109,037	2,680,129
GoHealth, Inc. — Class A*	657,114	2,490,462
Heartland Financial USA, Inc.	48,817	2,470,628
Virtu Financial, Inc. — Class A	85,662	2,469,635
Gaming and Leisure Properties, Inc. REIT	46,248	2,250,428
Park Hotels & Resorts, Inc. REIT*	119,020	2,247,098
eHealth, Inc.*	49,292	1,256,946
Heritage Insurance Holdings, Inc.	206,177	1,212,321
Total Financial		108,481,771
Industrial - 20.6%
Littelfuse, Inc.	23,620	7,432,742
Jacobs Engineering Group, Inc.	45,754	6,370,329
Johnson Controls International plc	76,754	6,240,868
Knight-Swift Transportation Holdings, Inc.	99,408	6,057,923
Graphic Packaging Holding Co.	279,720	5,454,540
Kirby Corp.*	90,242	5,362,180
Plexus Corp.*	50,906	4,881,377
Valmont Industries, Inc.	18,655	4,673,078
Colfax Corp.*	93,835	4,313,595
Altra Industrial Motion Corp.	75,605	3,898,950
Energizer Holdings, Inc.	94,764	3,800,036
Zurn Water Solutions Corp.	102,246	3,721,754
PGT Innovations, Inc.*	161,297	3,627,569
Curtiss-Wright Corp.	25,342	3,514,175
Terex Corp.	74,032	3,253,706
GATX Corp.	27,068	2,820,215
Kennametal, Inc.	66,439	2,385,825
Daseke, Inc.*	222,257	2,231,460
Advanced Energy Industries, Inc.	24,186	2,202,377
EnerSys	26,876	2,124,816
Arcosa, Inc.	39,728	2,093,666
Park Aerospace Corp.	143,193	1,890,148
ChargePoint Holdings, Inc.*	83,097	1,582,998
Total Industrial		89,934,327
Consumer, Cyclical - 14.2%
LKQ Corp.	169,119	10,152,214
Avient Corp.	109,330	6,117,013
Whirlpool Corp.	22,480	5,275,157
Methode Electronics, Inc.	102,055	5,018,044
MSC Industrial Direct Company, Inc. — Class A	52,550	4,417,353
Alaska Air Group, Inc.*	75,819	3,950,170
Ralph Lauren Corp. — Class A	31,603	3,756,333
DR Horton, Inc.	29,990	3,252,415
Abercrombie & Fitch Co. — Class A*	88,592	3,085,659
Kohl's Corp.	61,584	3,041,634
PVH Corp.	28,203	3,007,850
Marriott Vacations Worldwide Corp.	13,418	2,267,374
H&E Equipment Services, Inc.	47,828	2,117,346
Dana, Inc.	91,572	2,089,673
Newell Brands, Inc.	82,513	1,802,084
Lakeland Industries, Inc.*	82,219	1,784,152
La-Z-Boy, Inc.	30,826	1,119,292
Total Consumer, Cyclical		62,253,763
Consumer, Non-cyclical - 11.7%
Bunge Ltd.	128,258	11,974,167
Ingredion, Inc.	60,823	5,877,935
J M Smucker Co.	35,817	4,864,665
Central Garden & Pet Co. — Class A*	100,456	4,806,820
Encompass Health Corp.	72,511	4,732,068
Henry Schein, Inc.*	59,134	4,584,659
Tyson Foods, Inc. — Class A	44,697	3,895,791
US Foods Holding Corp.*	104,944	3,655,199
Integer Holdings Corp.*	40,418	3,459,377
Pacira BioSciences, Inc.*	37,350	2,247,349
Emergent BioSolutions, Inc.*	27,688	1,203,597
Total Consumer, Non-cyclical		51,301,627
Basic Materials - 7.6%
Huntsman Corp.	221,662	7,731,571
Westlake Chemical Corp.	54,340	5,278,044
Ashland Global Holdings, Inc.	41,548	4,473,058
Element Solutions, Inc.	156,948	3,810,697
Reliance Steel & Aluminum Co.	22,854	3,707,376
Kraton Corp.*	69,755	3,231,052
Nucor Corp.	22,336	2,549,654
Commercial Metals Co.	65,341	2,371,225
Total Basic Materials		33,152,677
Technology - 6.4%
Evolent Health, Inc. — Class A*	302,928	8,382,018
DXC Technology Co.*	144,637	4,655,865
Science Applications International Corp.	54,403	4,547,547
Leidos Holdings, Inc.	45,214	4,019,524
Skyworks Solutions, Inc.	20,517	3,183,007
Qorvo, Inc.*	20,214	3,161,268
Total Technology		27,949,229
Energy - 6.0%
Pioneer Natural Resources Co.	72,588	13,202,305
Range Resources Corp.*	418,464	7,461,213

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 98.1% (continued)
Energy - 6.0% (continued)
Patterson-UTI Energy, Inc.	668,139	$5,645,775
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		26,309,294
Communications - 3.8%
Infinera Corp.*	668,796	6,413,754
Ciena Corp.*	60,437	4,651,836
TEGNA, Inc.	245,076	4,548,610
ViacomCBS, Inc. — Class B	26,420	797,356
Total Communications		16,411,556
Utilities - 3.0%
Black Hills Corp.	101,339	7,151,493
Pinnacle West Capital Corp.	42,487	2,999,158
Spire, Inc.	42,220	2,753,588
Total Utilities		12,904,239
Total Common Stocks
(Cost $330,819,591)		428,698,483

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	1,652,084	5
Total Convertible Preferred Stocks
(Cost $1,577,634)		5

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp. *	516,551	402,238
Total Rights
(Cost $–)		402,238

MONEY MARKET FUND† - 1.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	8,143,303	8,143,303
Total Money Market Fund
(Cost $8,143,303)		8,143,303
Total Investments - 100.1%
(Cost $340,540,528)		$437,244,029
Other Assets & Liabilities, net - (0.1)%		(308,430)
Total Net Assets - 100.0%		$436,935,599

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$428,698,482	$—	$1	$428,698,483
Convertible Preferred Stocks	—	—	5	5
Rights	402,238	—	—	402,238
Money Market Fund	8,143,303	—	—	8,143,303
Total Assets	$437,244,023	$—	$6	$437,244,029

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21
Common Stock
HydroGen Corp.*	$2	$-	$-	$-	$(1)	$1	1,265,700

*	Non-income producing security.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 16.6%
Technology - 5.4%
Microsoft Corp.	10,361	$3,484,612
Apple, Inc.	18,820	3,341,867
Accenture plc — Class A	1,859	770,649
QUALCOMM, Inc.	3,962	724,531
Broadcom, Inc.	1,083	720,639
Intel Corp.	13,842	712,863
International Business Machines Corp.	4,715	630,207
Texas Instruments, Inc.	3,088	581,995
NetApp, Inc.	5,530	508,705
HP, Inc.	11,429	430,530
Seagate Technology Holdings plc	3,787	427,855
Akamai Technologies, Inc.*	3,586	419,705
Hewlett Packard Enterprise Co.	26,383	416,060
Zebra Technologies Corp. — Class A*	670	398,784
Skyworks Solutions, Inc.	2,432	377,301
NVIDIA Corp.	1,277	375,578
Cerner Corp.	2,671	248,056
Oracle Corp.	2,572	224,304
Advanced Micro Devices, Inc.*	1,369	196,999
KLA Corp.	372	160,001
Total Technology		15,151,241
Consumer, Non-cyclical - 2.8%
Pfizer, Inc.	11,254	664,549
AbbVie, Inc.	4,815	651,951
Philip Morris International, Inc.	6,699	636,405
Bristol-Myers Squibb Co.	9,950	620,383
Amgen, Inc.	2,715	610,793
Gilead Sciences, Inc.	7,865	571,078
Waters Corp.*	1,397	520,522
Gartner, Inc.*	1,517	507,163
Laboratory Corporation of America Holdings*	1,604	503,993
Bio-Rad Laboratories, Inc. — Class A*	658	497,165
Quest Diagnostics, Inc.	2,839	491,175
Hologic, Inc.*	6,250	478,500
Regeneron Pharmaceuticals, Inc.*	644	406,699
United Rentals, Inc.*	865	287,431
Avery Dennison Corp.	1,074	232,596
UnitedHealth Group, Inc.	282	141,604
Johnson & Johnson	805	137,711
Total Consumer, Non-cyclical		7,959,718
Consumer, Cyclical - 2.5%
Lowe's Companies, Inc.	2,661	687,815
Lennar Corp. — Class A	4,616	536,195
AutoZone, Inc.*	255	534,579
O'Reilly Automotive, Inc.*	753	531,791
Yum! Brands, Inc.	3,818	530,168
Tesla, Inc.*	495	523,106
LKQ Corp.	8,509	510,795
NVR, Inc.*	84	496,345
Whirlpool Corp.	2,018	473,544
Target Corp.	2,044	473,063
Tapestry, Inc.	11,612	471,447
Domino's Pizza, Inc.	823	464,444
BorgWarner, Inc.	9,515	428,841
Home Depot, Inc.	768	318,728
Total Consumer, Cyclical		6,980,861
Communications - 2.3%
Alphabet, Inc. — Class C*	567	1,640,666
Amazon.com, Inc.*	404	1,347,073
Cisco Systems, Inc.	12,520	793,392
Meta Platforms, Inc. — Class A*	1,806	607,448
Motorola Solutions, Inc.	1,974	536,336
eBay, Inc.	8,021	533,396
Juniper Networks, Inc.	14,269	509,546
F5, Inc.*	936	229,049
AT&T, Inc.	8,093	199,088
Arista Networks, Inc.*	1,178	169,338
Total Communications		6,565,332
Financial - 1.8%
Citigroup, Inc.	9,905	598,163
T. Rowe Price Group, Inc.	2,706	532,108
Capital One Financial Corp.	3,632	526,967
MetLife, Inc.	8,387	524,103
Raymond James Financial, Inc.	4,909	492,813
Everest Re Group Ltd.	1,762	482,647
Cincinnati Financial Corp.	3,848	438,403
Synchrony Financial	8,430	391,068
Berkshire Hathaway, Inc. — Class B*	996	297,804
Charles Schwab Corp.	3,404	286,276
JPMorgan Chase & Co.	1,448	229,291
Visa, Inc. — Class A	650	140,862
Total Financial		4,940,505
Industrial - 1.3%
3M Co.	3,268	580,495
Keysight Technologies, Inc.*	2,562	529,079
General Dynamics Corp.	2,522	525,761
Garmin Ltd.	3,638	495,386
Sealed Air Corp.	7,217	486,931
Snap-on, Inc.	2,204	474,698
Huntington Ingalls Industries, Inc.	2,508	468,344
Total Industrial		3,560,694
Basic Materials - 0.5%
LyondellBasell Industries N.V. — Class A	5,517	508,833
Celanese Corp. — Class A	2,972	499,474
Nucor Corp.	3,148	359,344
Total Basic Materials		1,367,651
Total Common Stocks
(Cost $38,900,123)		46,526,002

MUTUAL FUNDS† - 78.1%
Guggenheim Strategy Fund III[1]	3,233,136	80,925,390
Guggenheim Strategy Fund II1	2,860,568	71,170,928
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,822,673	67,680,911
Total Mutual Funds
(Cost $219,669,687)		219,777,229

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
MONEY MARKET FUND† - 5.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	15,682,084	$15,682,084
Total Money Market Fund
(Cost $15,682,084)		15,682,084
Total Investments - 100.3%
(Cost $274,251,894)		$281,985,315
Other Assets & Liabilities, net - (0.3)%		(715,704)
Total Net Assets - 100.0%		$281,269,611

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	28	Mar 2022	$6,663,300	$140,385

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	Pay	0.56% (Federal Funds Rate + 0.48%)	At Maturity	12/28/22	22,713	$226,822,920	$9,724,548

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$46,526,002	$—	$—	$46,526,002
Mutual Funds	219,777,229	—	—	219,777,229
Money Market Fund	15,682,084	—	—	15,682,084
Equity Futures Contracts**	140,385	—	—	140,385
Equity Index Swap Agreements**	—	9,724,548	—	9,724,548
Total Assets	$282,125,700	$9,724,548	$—	$291,850,248

**	This derivative is reported as unrealized appreciation/depreciation at period end.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$71,198,274	$286,285	$–	$–	$(313,631)	$71,170,928	2,860,568	$281,525
Guggenheim Strategy Fund III	69,179,563	12,086,369	–	–	(340,542)	80,925,390	3,233,136	330,732
Guggenheim Ultra Short Duration Fund — Institutional Class	75,115,499	155,907	(7,250,000)	174,105	(514,600)	67,680,911	6,822,673	152,550
	$215,493,336	$12,528,561	$(7,250,000)	$174,105	$(1,168,773)	$219,777,229		$764,807

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 17.3%
Technology - 3.7%
Maximus, Inc.	3,415	$272,032
Genpact Ltd.	4,181	221,927
Manhattan Associates, Inc.*	1,399	217,531
Synaptics, Inc.*	715	207,000
NetApp, Inc.	2,125	195,479
Cirrus Logic, Inc.*	2,075	190,941
ACI Worldwide, Inc.*	5,065	175,756
Power Integrations, Inc.	1,877	174,355
Fair Isaac Corp.*	397	172,167
Lattice Semiconductor Corp.*	2,006	154,582
CommVault Systems, Inc.*	2,157	148,660
HP, Inc.	3,776	142,242
Diodes, Inc.*	1,258	138,141
Lumentum Holdings, Inc.*	1,295	136,972
Silicon Laboratories, Inc.*	633	130,664
Azenta, Inc.	1,247	128,578
CDK Global, Inc.	2,921	121,923
Skyworks Solutions, Inc.	742	115,114
Concentrix Corp.	639	114,138
Qualys, Inc.*	813	111,560
Teradata Corp.*	2,490	105,750
ExlService Holdings, Inc.*	709	102,642
Paychex, Inc.	742	101,283
Amkor Technology, Inc.	3,773	93,533
MKS Instruments, Inc.	470	81,860
MaxLinear, Inc. — Class A*	1,056	79,612
SiTime Corp.*	270	78,986
Seagate Technology Holdings plc	643	72,646
Zebra Technologies Corp. — Class A*	111	66,067
KLA Corp.	141	60,645
Akamai Technologies, Inc.*	510	59,690
Total Technology		4,172,476
Consumer, Cyclical - 3.4%
Dick's Sporting Goods, Inc.	2,282	262,407
Choice Hotels International, Inc.	1,667	260,035
Brunswick Corp.	2,443	246,083
Williams-Sonoma, Inc.	1,442	243,886
Tempur Sealy International, Inc.	5,161	242,722
Boyd Gaming Corp.*	3,408	223,463
Gentex Corp.	5,953	207,462
Deckers Outdoor Corp.*	537	196,709
Jack in the Box, Inc.	2,230	195,080
AutoZone, Inc.*	93	194,964
RH*	293	157,031
Crocs, Inc.*	1,201	153,992
AutoNation, Inc.*	1,251	146,179
Mattel, Inc.*	6,464	139,364
Polaris, Inc.	1,211	133,101
YETI Holdings, Inc.*	1,367	113,229
Wyndham Hotels & Resorts, Inc.	1,187	106,414
Scientific Games Corp. — Class A*	1,563	104,455
O'Reilly Automotive, Inc.*	147	103,816
LKQ Corp.	1,676	100,610
Papa John's International, Inc.	684	91,294
Yum! Brands, Inc.	648	89,981
Wingstop, Inc.	489	84,499
Domino's Pizza, Inc.	105	59,255
Total Consumer, Cyclical		3,856,031
Industrial - 2.9%
Builders FirstSource, Inc.*	4,160	356,554
Toro Co.	3,490	348,686
Jabil, Inc.	3,334	234,547
Louisiana-Pacific Corp.	2,641	206,922
UFP Industries, Inc.	2,148	197,637
Keysight Technologies, Inc.*	943	194,739
Eagle Materials, Inc.	991	164,962
Littelfuse, Inc.	467	146,956
Lennox International, Inc.	431	139,799
Lincoln Electric Holdings, Inc.	992	138,354
Simpson Manufacturing Company, Inc.	988	137,401
Universal Display Corp.	809	133,509
Donaldson Company, Inc.	2,180	129,187
Trex Company, Inc.*	954	128,819
nVent Electric plc	3,058	116,204
Acuity Brands, Inc.	491	103,955
TopBuild Corp.*	345	95,189
Axon Enterprise, Inc.*	564	88,548
Middleby Corp.*	428	84,213
Sealed Air Corp.	1,217	82,111
Carlisle Companies, Inc.	229	56,819
Total Industrial		3,285,111
Consumer, Non-cyclical - 2.9%
Molina Healthcare, Inc.*	697	221,702
Service Corporation International	2,514	178,469
United Therapeutics Corp.*	823	177,834
Hologic, Inc.*	2,268	173,638
Laboratory Corporation of America Holdings*	513	161,189
Waters Corp.*	431	160,590
Halozyme Therapeutics, Inc.*	3,861	155,251
GXO Logistics, Inc.*	1,557	141,422
Neurocrine Biosciences, Inc.*	1,586	135,080
Bio-Rad Laboratories, Inc. — Class A*	177	133,736
Tenet Healthcare Corp.*	1,626	132,828
Regeneron Pharmaceuticals, Inc.*	210	132,619
Globus Medical, Inc. — Class A*	1,659	119,780
Quest Diagnostics, Inc.	686	118,685
United Rentals, Inc.*	319	106,001
Bruker Corp.	1,237	103,797
Exelixis, Inc.*	5,569	101,801
Integra LifeSciences Holdings Corp.*	1,463	98,006
Tandem Diabetes Care, Inc.*	649	97,687
Masimo Corp.*	333	97,496
Arrowhead Pharmaceuticals, Inc.*	1,403	93,019
Repligen Corp.*	339	89,781
PerkinElmer, Inc.	432	86,858
Quidel Corp.*	521	70,330
H&R Block, Inc.	2,982	70,256
Gartner, Inc.*	182	60,846
Incyte Corp.*	795	58,353
Total Consumer, Non-cyclical		3,277,054

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 17.3% (continued)
Financial - 2.5%
East West Bancorp, Inc.	4,557	$358,545
Evercore, Inc. — Class A	1,960	266,266
UMB Financial Corp.	2,466	261,667
Interactive Brokers Group, Inc. — Class A	3,188	253,191
Hancock Whitney Corp.	4,461	223,139
PacWest Bancorp	4,722	213,293
ServisFirst Bancshares, Inc.	2,299	195,277
Raymond James Financial, Inc.	1,894	190,157
Cathay General Bancorp	4,054	174,281
Synovus Financial Corp.	3,133	149,977
Affiliated Managers Group, Inc.	837	137,695
Camden Property Trust REIT	631	112,747
Home BancShares, Inc.	3,928	95,647
First American Financial Corp.	1,112	86,992
Wintrust Financial Corp.	922	83,736
Rexford Industrial Realty, Inc. REIT	492	39,906
Total Financial		2,842,516
Basic Materials - 1.1%
Steel Dynamics, Inc.	4,922	305,509
Valvoline, Inc.	6,050	225,604
Olin Corp.	3,311	190,449
Ingevity Corp.*	2,456	176,095
Cleveland-Cliffs, Inc.*	7,585	165,125
Nucor Corp.	689	78,649
Celanese Corp. — Class A	344	57,813
Total Basic Materials		1,199,244
Communications - 0.6%
Motorola Solutions, Inc.	715	194,266
Ciena Corp.*	2,451	188,653
F5, Inc.*	348	85,159
VeriSign, Inc.*	334	84,776
Arista Networks, Inc.*	450	64,688
FactSet Research Systems, Inc.	119	57,835
Total Communications		675,377
Energy - 0.2%
Targa Resources Corp.	3,452	180,333
Antero Midstream Corp.	10,815	104,689
Total Energy		285,022
Total Common Stocks
(Cost $18,009,280)		19,592,831

MUTUAL FUNDS† - 77.5%
Guggenheim Strategy Fund III[1]	1,495,667	37,436,556
Guggenheim Strategy Fund II1	1,437,200	35,757,548
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,440,306	14,287,835
Total Mutual Funds
(Cost $87,536,278)		87,481,939

MONEY MARKET FUND† - 5.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	6,153,481	6,153,481
Total Money Market Fund
(Cost $6,153,481)		6,153,481
Total Investments - 100.3%
(Cost $111,699,039)		$113,228,251
Other Assets & Liabilities, net - (0.3)%		(393,692)
Total Net Assets - 100.0%		$112,834,559

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	5	Mar 2022	$1,419,250	$47,290
S&P 500 Index Mini Futures Contracts	2	Mar 2022	475,950	10,027
NASDAQ-100 Index Mini Futures Contracts	1	Mar 2022	326,505	4,944
			$2,221,705	$62,261

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Citibank, N.A.	Russell MidCap Growth Index Total Return	Pay	0.38% (Federal Funds Rate + 0.30%)	At Maturity	12/28/22	16,342	$91,315,501	$317,983

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2021.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,592,831	$—	$—	$19,592,831
Mutual Funds	87,481,939	—	—	87,481,939
Money Market Fund	6,153,481	—	—	6,153,481
Equity Futures Contracts**	62,261	—	—	62,261
Equity Index Swap Agreements**	—	317,983	—	317,983
Total Assets	$113,290,512	$317,983	$—	$113,608,495

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$35,771,287	$143,835	$–	$–	$(157,574)	$35,757,548	1,437,200	$141,443
Guggenheim Strategy Fund III	34,436,584	3,159,170	–	–	(159,198)	37,436,556	1,495,667	156,562
Guggenheim Ultra Short Duration Fund — Institutional Class	22,848,856	42,327	(8,500,000)	1,831	(105,179)	14,287,835	1,440,306	41,619
	$93,056,727	$3,345,332	$(8,500,000)	$1,831	$(421,951)	$87,481,939		$339,624

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 1.0%
Financial - 1.0%
Pershing Square Tontine Holdings Ltd. — Class A*,1	9,249,470	$182,399,548
KKR Acquisition Holdings I Corp. — Class A*,1	3,797,870	36,991,254
RXR Acquisition Corp. — Class A*,1	843,792	8,226,972
MSD Acquisition Corp. — Class A*,1	626,308	6,200,449
AfterNext HealthTech Acquisition Corp. — Class A*,1	611,700	5,964,075
TPG Pace Beneficial II Corp.*,1	604,770	5,926,746
Conyers Park III Acquisition Corp. — Class A*,1	570,000	5,557,500
Acropolis Infrastructure Acquisition Corp. — Class A*,1	397,100	3,847,899
Blue Whale Acquisition Corp.*,1	330,700	3,204,483
Waverley Capital Acquisition Corp. 1*,1	225,600	2,231,184
Waverley Capital Acquisition Corp. 1 - Class A*,1	225,600	2,188,320
Colicity, Inc. — Class A*,1	174,986	1,706,114
Total Financial		264,444,544
Communications - 0.0%
Figs, Inc. — Class A*,2	198,762	5,477,881
Vacasa, Inc. — Class A*	361,641	3,008,853
Total Communications		8,486,734
Industrial - 0.0%
BP Holdco LLC*,†††,3	532	375
Vector Phoenix Holdings, LP*,†††	532	147
API Heat Transfer Parent LLC*,†††	73,183	7
Total Industrial		529
Total Common Stocks
(Cost $269,004,285)		272,931,807

PREFERRED STOCKS†† - 4.7%
Financial - 4.7%
Wells Fargo & Co.
4.70%	2,184,000	56,347,200
3.90%*,4	48,500,000	49,833,751
4.38%	1,774,000	44,882,200
First Republic Bank
4.25%	3,442,000	88,459,400
4.50%*	842,800	21,912,800
4.13%	798,800	20,217,628
Equitable Holdings, Inc.
4.95%*,4	70,950,000	74,320,125
4.30%	1,839,200	46,439,800
Citigroup, Inc.
3.88%*,4	86,450,000	86,450,000
4.00%*,4	26,450,000	26,648,375
Bank of America Corp.
4.13%	2,218,000	56,359,380
4.38%	1,552,000	39,700,160
Markel Corp.
6.00%*,4	82,610,000	90,561,214
Bank of New York Mellon Corp.
3.75%*,4	65,200,000	65,432,764
4.70%*,4	16,500,000	17,601,375
Charles Schwab Corp.
4.00%*,4	71,500,000	72,215,000
JPMorgan Chase & Co.
3.65%*,4	37,250,000	37,156,875
4.63%	1,180,000	30,809,800
MetLife, Inc.
3.85%*,4	53,200,000	54,264,000
Public Storage
4.63%	1,630,763	43,671,833
4.13%	309,501	7,821,090
Arch Capital Group Ltd.
4.55%	1,616,000	41,789,760
W R Berkley Corp.
4.13% due 03/30/61	1,448,221	36,958,600
4.25% due 09/30/60	173,779	4,603,406
RenaissanceRe Holdings Ltd.
4.20%	1,304,000	32,717,360
American Financial Group, Inc.
4.50% due 09/15/60	1,161,045	31,336,605
Goldman Sachs Group, Inc.
3.80%*,4	25,830,000	25,700,850
CNO Financial Group, Inc.
5.13% due 11/25/60	712,000	18,903,600
Kuvare US Holdings, Inc.
7.00% due 02/17/51*,4,5	15,650,000	16,980,250
Assurant, Inc.
5.25% due 01/15/61	558,400	15,060,048
Selective Insurance Group, Inc.
4.60%	538,000	13,934,200
Globe Life, Inc.
4.25% due 06/15/61	338,000	8,754,200
Depository Trust & Clearing Corp.
3.38%*,4,5	4,750,000	4,791,563
Total Financials		1,282,635,212
Government - 0.0%
CoBank ACB
4.25%*,4	3,300,000	3,374,250
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	9	–
Total Preferred Stocks
(Cost $1,248,921,292)		1,286,009,462

WARRANTS† - 0.0%
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,1	1,027,719	1,356,692
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27*,1	949,467	948,138
Ginkgo Bioworks Holdings, Inc.
Expiring 12/31/27*	100,946	226,119
Conyers Park III Acquisition Corp.
Expiring 08/12/28*	190,000	167,200
MSD Acquisition Corp.
Expiring 05/13/23*,1	125,260	143,423

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
WARRANTS† - 0.0% (continued)
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*	203,900	$142,648
RXR Acquisition Corp.
Expiring 03/08/26*,1	168,756	118,079
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	132,366	106,038
Blue Whale Acquisition Corp.
Expiring 07/30/26*,1	82,674	70,265
Waverley Capital Acquisition Corp. 1 - Class A
Expiring 04/30/27*,1	75,200	48,135
Colicity, Inc. - Class A
Expiring 12/31/27*,1	34,995	26,946
Total Warrants
(Cost $8,295,980)		3,353,683

MUTUAL FUNDS† - 0.2%
Guggenheim Strategy Fund II3	1,093,360	27,202,799
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	2,692,561	26,710,209
Guggenheim Strategy Fund III[3]	588,739	14,736,136
Total Mutual Funds
(Cost $68,777,125)		68,649,144

CLOSED-END FUNDS† - 0.1%
BlackRock MuniHoldings California Quality Fund, Inc.	628,042	9,696,968
BlackRock MuniYield California Quality Fund, Inc.	446,793	7,104,009
Total Closed-End Funds
(Cost $15,899,389)		16,800,977

MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.01%[6]	51,576,698	51,576,698
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.01%[6]	6,877,825	6,877,825
Total Money Market Fund
(Cost $58,454,523)		58,454,523

	Face Amount~
CORPORATE BONDS†† - 39.8%
Financial - 16.4%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	104,800,000	104,914,442
3.25% due 11/15/30[5]	68,200,000	68,401,425
5.50% due 07/15/22[5]	21,300,000	21,692,602
Bank of America Corp.
2.59% due 04/29/31[4]	100,240,000	101,259,927
2.68% due 06/19/41[4]	43,300,000	41,679,226
0.78% (U.S. Secured Overnight Financing Rate + 0.73%, Rate Floor: 0.00%) due 10/24/24[7]	1,660,000	1,668,790
1.73% due 07/22/27[4]	1,650,000	1,637,984
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[5]	116,750,000	133,723,978
Wells Fargo & Co.
3.07% due 04/30/41[4]	126,490,000	129,718,660
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	94,150,000	88,501,000
3.95% due 05/15/60[5]	33,870,000	37,185,926
4.13% due 12/15/51[4,5]	3,600,000	3,591,000
Macquarie Bank Ltd.
3.62% due 06/03/30[5]	93,835,000	97,902,090
3.05% due 03/03/36[4,5]	16,600,000	16,364,717
Reliance Standard Life Global Funding II
2.75% due 05/07/25[5]	96,010,000	99,482,683
Wilton RE Ltd.
6.00% †††,4,5,8	93,150,000	97,952,814
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	53,354,000	56,928,184
5.30% due 01/15/29	28,165,000	31,972,908
3.25% due 01/15/32	4,150,000	4,172,368
4.00% due 01/15/30	475,000	502,572
Citigroup, Inc.
2.57% due 06/03/31[4]	72,390,000	73,016,087
2.52% due 11/03/32[4]	16,900,000	16,879,984
Reinsurance Group of America, Inc.
3.15% due 06/15/30	84,319,000	87,826,382
JPMorgan Chase & Co.
2.96% due 05/13/31[4]	29,530,000	30,574,583
4.49% due 03/24/31[4]	25,750,000	29,798,118
2.52% due 04/22/31[4]	24,520,000	24,783,163
1.47% due 09/22/27[4]	1,650,000	1,617,374
American International Group, Inc.
4.38% due 06/30/50	65,480,000	81,621,816
2.50% due 06/30/25	2,370,000	2,443,697
Maple Grove Funding Trust I
4.16% due 08/15/51[5]	77,700,000	80,004,242
Host Hotels & Resorts, LP
3.50% due 09/15/30	54,158,000	55,595,331
2.90% due 12/15/31	20,200,000	19,488,168
Intercontinental Exchange, Inc.
3.00% due 06/15/50	37,190,000	37,606,193
2.65% due 09/15/40	34,550,000	33,364,313
2.35% due 09/15/22	1,535,000	1,550,959

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 39.8% (continued)
Financial - 16.4% (continued)
Fidelity National Financial, Inc.
3.40% due 06/15/30	52,430,000	$55,350,077
2.45% due 03/15/31	17,490,000	17,163,239
Safehold Operating Partnership, LP
2.85% due 01/15/32	39,904,000	39,116,279
2.80% due 06/15/31	31,778,000	31,352,179
Massachusetts Mutual Life Insurance Co.
3.38% due 04/15/50[5]	37,950,000	40,019,971
3.20% due 12/01/61[5]	30,450,000	29,987,940
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	68,010,000	70,003,382
Global Atlantic Finance Co.
4.70% due 10/15/51[4,5]	38,300,000	38,845,995
3.13% due 06/15/31[5]	28,750,000	28,459,104
Nippon Life Insurance Co.
2.75% due 01/21/51[4,5]	50,350,000	49,343,000
2.90% due 09/16/51[4,5]	17,300,000	17,107,738
First American Financial Corp.
4.00% due 05/15/30	45,560,000	49,866,809
2.40% due 08/15/31	14,175,000	13,868,078
National Australia Bank Ltd.
2.99% due 05/21/31[5]	38,150,000	38,260,776
2.33% due 08/21/30[5]	22,400,000	21,458,795
Standard Chartered plc
4.64% due 04/01/31[4,5]	51,325,000	58,071,864
1.32% due 10/14/23[4,5]	1,080,000	1,080,881
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[5]	54,430,000	59,007,615
Crown Castle International Corp.
2.90% due 04/01/41	41,150,000	40,019,468
3.30% due 07/01/30	17,657,000	18,624,708
Deloitte LLP
3.56% due 05/07/30†††	30,700,000	31,767,159
3.76% due 05/07/35†††	10,200,000	10,501,197
3.66% due 05/07/32†††	9,450,000	9,882,284
7.33% due 11/20/26†††	4,800,000	5,702,858
Iron Mountain, Inc.
5.25% due 07/15/30[5]	30,050,000	31,667,336
5.63% due 07/15/32[5]	13,350,000	14,286,956
4.50% due 02/15/31[5]	5,600,000	5,659,864
5.00% due 07/15/28[5]	3,915,000	4,022,663
4.88% due 09/15/27[5]	1,938,000	2,009,667
Ares Finance Company II LLC
3.25% due 06/15/30[5]	54,785,000	56,470,304
LPL Holdings, Inc.
4.00% due 03/15/29[5]	44,950,000	46,017,563
4.38% due 05/15/31[5]	9,350,000	9,563,975
Brookfield Finance, Inc.
3.50% due 03/30/51	37,420,000	39,213,756
4.70% due 09/20/47	11,075,000	13,600,166
Teachers Insurance & Annuity Association of America
3.30% due 05/15/50[5]	50,500,000	52,664,928
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]	32,550,000	31,939,688
5.50% due 11/15/25[5]	20,100,000	20,476,875
Five Corners Funding Trust II
2.85% due 05/15/30[5]	49,598,000	51,392,963
Macquarie Group Ltd.
2.69% due 06/23/32[4,5]	31,550,000	31,466,152
2.87% due 01/14/33[4,5]	17,350,000	17,297,513
5.03% due 01/15/30[4,5]	800,000	924,270
1.63% due 09/23/27[4,5]	720,000	705,482
1.34% due 01/12/27[4,5]	570,000	554,577
Alleghany Corp.
3.63% due 05/15/30	43,920,000	47,614,432
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]	46,650,000	47,349,750
Arch Capital Group Ltd.
3.64% due 06/30/50	44,100,000	47,177,571
UBS Group AG
2.10% due 02/11/32[4,5]	43,400,000	42,000,444
ABN AMRO Bank N.V.
2.47% due 12/13/29[4,5]	41,800,000	41,799,801
Sumitomo Life Insurance Co.
3.38% due 04/15/81[4,5]	39,700,000	41,486,500
Societe Generale S.A.
2.89% due 06/09/32[4,5]	39,950,000	39,850,817
1.79% due 06/09/27[4,5]	1,630,000	1,595,109
Belrose Funding Trust
2.33% due 08/15/30[5]	41,850,000	41,032,880
Jefferies Group LLC
2.75% due 10/15/32	40,440,000	39,995,873
6.50% due 01/20/43	720,000	994,269
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	39,450,000	40,436,250
Assurant, Inc.
2.65% due 01/15/32	36,760,000	36,050,424
4.90% due 03/27/28	1,750,000	2,004,800
6.75% due 02/15/34	1,450,000	1,879,625
SBA Communications Corp.
3.13% due 02/01/29[5]	35,500,000	34,080,000
3.88% due 02/15/27	5,425,000	5,587,750
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	37,760,000	39,610,123
Stewart Information Services Corp.
3.60% due 11/15/31	38,800,000	39,287,603
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[5]	36,610,000	38,310,082

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 39.8% (continued)
Financial - 16.4% (continued)
Assured Guaranty US Holdings, Inc.
3.15% due 06/15/31	22,770,000	$23,508,435
3.60% due 09/15/51	13,780,000	14,329,450
CubeSmart, LP
2.50% due 02/15/32	37,300,000	37,134,807
Westpac Banking Corp.
3.02% due 11/18/36[4]	20,650,000	20,404,362
2.96% due 11/16/40	16,600,000	16,281,111
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	35,305,187
FS KKR Capital Corp.
2.63% due 01/15/27	34,850,000	34,392,492
Manulife Financial Corp.
2.48% due 05/19/27	27,800,000	28,454,196
4.06% due 02/24/32[4]	4,815,000	5,180,303
PricewaterhouseCoopers LLP
3.43% due 09/13/30†††	31,500,000	32,567,081
Americo Life, Inc.
3.45% due 04/15/31[5]	32,210,000	31,305,743
Hunt Companies, Inc.
5.25% due 04/15/29[5]	31,500,000	31,027,500
Kennedy-Wilson, Inc.
4.75% due 03/01/29	21,400,000	21,881,500
4.75% due 02/01/30	8,600,000	8,717,863
Primerica, Inc.
2.80% due 11/19/31	28,625,000	28,933,416
AmFam Holdings, Inc.
2.81% due 03/11/31[5]	27,550,000	28,130,400
Fifth Third Bancorp
2.55% due 05/05/27	27,190,000	28,045,387
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	27,383,583
Goldman Sachs Group, Inc.
3.50% due 04/01/25	22,500,000	23,792,262
0.59% (U.S. Secured Overnight Financing Rate + 0.54%, Rate Floor: 0.00%) due 11/17/23[7]	1,660,000	1,660,149
1.22% due 12/06/23	1,650,000	1,654,214
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63% due 10/15/31	27,400,000	26,949,771
Lincoln National Corp.
4.38% due 06/15/50	18,680,000	22,641,569
Raymond James Financial, Inc.
3.75% due 04/01/51	20,300,000	22,421,182
Central Storage Safety Project Trust
4.82% due 02/01/38[9]	19,594,720	22,321,209
Kemper Corp.
2.40% due 09/30/30	22,380,000	21,678,403
NFP Corp.
6.88% due 08/15/28[5]	20,775,000	20,828,600
Prudential Financial, Inc.
3.70% due 10/01/50[4]	17,050,000	17,247,570
QBE Insurance Group Ltd.
5.88% [4,5,8]	15,700,000	16,956,000
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	16,900,000	16,576,311
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[5]	14,970,000	16,194,979
Weyerhaeuser Co.
4.00% due 04/15/30	14,424,000	16,085,606
KKR Group Finance Company X LLC
3.25% due 12/15/51[5]	15,150,000	15,097,435
W R Berkley Corp.
4.00% due 05/12/50	13,105,000	14,993,965
4.63% due 03/15/22	70,000	70,554
Western & Southern Life Insurance Co.
3.75% due 04/28/61[5]	13,360,000	14,886,405
PartnerRe Finance B LLC
4.50% due 10/01/50[4]	13,970,000	14,698,698
Apollo Management Holdings, LP
2.65% due 06/05/30[5]	14,407,000	14,530,134
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	12,581,000	13,461,670
Nasdaq, Inc.
3.25% due 04/28/50	13,150,000	13,370,144
CNO Financial Group, Inc.
5.25% due 05/30/29	11,125,000	12,775,935
CNO Global Funding
1.75% due 10/07/26[5]	12,400,000	12,249,944
Protective Life Corp.
3.40% due 01/15/30[5]	11,440,000	12,109,268
Brown & Brown, Inc.
2.38% due 03/15/31	11,960,000	11,649,190
American Equity Investment Life Holding Co.
5.00% due 06/15/27	9,502,000	10,759,249
New York Life Insurance Co.
3.75% due 05/15/50[5]	9,300,000	10,584,169
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[5]	8,050,000	8,988,409
NFL Trust XI SPV
3.53% due 10/05/35†††	7,000,000	7,519,570
Brookfield Finance LLC
3.45% due 04/15/50	6,820,000	7,100,902
Hanover Insurance Group, Inc.
2.50% due 09/01/30	7,070,000	7,029,752
Home Point Capital, Inc.
5.00% due 02/01/26[5]	5,560,000	5,156,900

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 39.8% (continued)
Financial - 16.4% (continued)
HS Wildcat LLC
3.83% due 12/31/50†††	5,000,000	$5,032,688
Horace Mann Educators Corp.
4.50% due 12/01/25	4,560,000	4,923,209
Old Republic International Corp.
3.85% due 06/11/51	4,100,000	4,409,083
Atlas Mara Ltd.
due 12/31/21†††,9,10	6,600,000	4,283,400
Commonwealth Bank of Australia
3.61% due 09/12/34[4,5]	3,550,000	3,711,551
Murphy's Bowl LLC
3.20% due 06/30/56†††	3,500,000	3,586,516
KKR Group Finance Company III LLC
5.13% due 06/01/44[5]	2,710,000	3,495,902
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[5]	1,874,662	2,183,585
0.45% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.00%) due 02/15/52[5,7]	1,682,711	988,547
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[5]	2,750,000	2,814,543
Western Group Housing, LP
6.75% due 03/15/57[5]	1,479,890	2,164,309
New York Life Global Funding
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 02/02/23[5,7]	2,070,000	2,070,676
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,135,000	1,779,739
GA Global Funding Trust
1.25% due 12/08/23[5]	1,650,000	1,649,050
Danske Bank A/S
0.98% due 09/10/25[4,5]	1,660,000	1,634,421
Brighthouse Financial Global Funding
1.00% due 04/12/24[5]	1,620,000	1,606,122
BNP Paribas S.A.
1.32% due 01/13/27[4,5]	1,640,000	1,595,819
Athene Global Funding
2.67% due 06/07/31[5]	1,550,000	1,535,606
Enstar Group Ltd.
4.95% due 06/01/29	1,250,000	1,390,664
ING Groep N.V.
1.73% due 04/01/27[4]	1,360,000	1,350,862
Mid-Atlantic Military Family Communities LLC
5.24% due 08/01/50[5]	1,099,630	1,332,146
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50[9]	760,268	866,720
Janus Capital Group, Inc.
4.88% due 08/01/25	780,000	854,748
Pacific Beacon LLC
5.51% due 07/15/36[5]	500,000	574,693
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[4,5]	300,000	335,625
Pine Street Trust I
4.57% due 02/15/29[5]	250,000	282,107
Peachtree Corners Funding Trust
3.98% due 02/15/25[5]	215,000	228,997
Sompo International Holdings Ltd.
4.70% due 10/15/22	140,000	143,945
Total Financial		4,512,212,110
Consumer, Non-cyclical - 5.3%
Altria Group, Inc.
3.70% due 02/04/51	67,650,000	63,057,916
3.40% due 05/06/30	47,320,000	48,958,932
2.35% due 05/06/25	18,290,000	18,719,341
4.45% due 05/06/50	6,120,000	6,313,219
5.95% due 02/14/49	1,300,000	1,622,310
CoStar Group, Inc.
2.80% due 07/15/30[5]	89,110,000	89,131,065
Mozart Debt Merger Sub, Inc.
3.88% due 04/01/29[5]	75,750,000	75,482,603
BAT Capital Corp.
3.98% due 09/25/50	41,450,000	39,843,515
4.70% due 04/02/27	22,390,000	24,630,079
3.22% due 09/06/26	1,800,000	1,873,152
Quanta Services, Inc.
2.90% due 10/01/30	61,954,000	63,003,320
0.95% due 10/01/24	1,660,000	1,641,987
Royalty Pharma plc
3.55% due 09/02/50	39,710,000	39,371,237
2.20% due 09/02/30	20,800,000	20,133,146
Kraft Heinz Foods Co.
4.88% due 10/01/49	14,525,000	18,242,562
4.38% due 06/01/46	13,090,000	15,328,394
5.50% due 06/01/50	9,250,000	12,523,442
5.00% due 06/04/42	7,850,000	9,765,066
5.20% due 07/15/45	1,930,000	2,453,943
Global Payments, Inc.
2.90% due 11/15/31	30,265,000	30,697,344
2.90% due 05/15/30	24,810,000	25,260,356
Smithfield Foods, Inc.
2.63% due 09/13/31[5]	39,050,000	37,782,086
3.00% due 10/15/30[5]	15,760,000	15,695,413
5.20% due 04/01/29[5]	850,000	970,837
DaVita, Inc.
3.75% due 02/15/31[5]	38,095,000	37,117,101
4.63% due 06/01/30[5]	14,190,000	14,527,012
BECLE, SAB de CV
2.50% due 10/14/31[5]	44,100,000	43,391,754

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 39.8% (continued)
Consumer, Non-cyclical - 5.3% (continued)
US Foods, Inc.
6.25% due 04/15/25[5]	24,050,000		$25,042,062
4.75% due 02/15/29[5]	8,107,000		8,238,739
4.63% due 06/01/30[5]	4,850,000		4,904,077
California Institute of Technology
3.65% due 09/01/19	31,896,000		37,109,498
Triton Container International Ltd.
3.15% due 06/15/31[5]	33,500,000		33,784,603
Emory University
2.97% due 09/01/50	30,000,000		31,520,082
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	32,350,000		29,902,555
Post Holdings, Inc.
4.50% due 09/15/31[5]	23,850,000		23,671,125
4.63% due 04/15/30[5]	5,725,000		5,830,912
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[5]	29,125,000		29,125,000
TriNet Group, Inc.
3.50% due 03/01/29[5]	26,450,000		26,350,812
Central Garden & Pet Co.
4.13% due 04/30/31[5]	15,675,000		15,753,375
4.13% due 10/15/30	8,975,000		9,053,531
Health Care Service Corporation A Mutual Legal Reserve Co.
3.20% due 06/01/50[5]	23,030,000		23,431,865
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[5]	22,650,000		22,382,956
Olympus Corp.
2.14% due 12/08/26[5]	20,450,000		20,593,964
Universal Health Services, Inc.
2.65% due 10/15/30[5]	19,660,000		19,500,835
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[5]	19,400,000		19,211,864
Hologic, Inc.
3.25% due 02/15/29[5]	18,850,000		18,850,000
Service Corporation International
3.38% due 08/15/30	11,225,000		11,018,123
4.00% due 05/15/31	7,000,000		7,087,500
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[5]	9,500,000		9,473,068
3.13% due 02/15/29[5]	8,075,000		7,965,180
Cheplapharm Arzneimittel GmbH
4.38% due 01/15/28	EUR	13,750,000	16,311,595
Spectrum Brands, Inc.
3.88% due 03/15/31[5]	13,475,000		13,306,563
5.50% due 07/15/30[5]	850,000		911,625
Bimbo Bakeries USA, Inc.
4.00% due 05/17/51[5]	12,775,000		13,825,741
GXO Logistics, Inc.
2.65% due 07/15/31[5]	13,725,000		13,555,633
Sabre GLBL, Inc.
7.38% due 09/01/25[5]	12,825,000		13,402,125
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	13,450,000		12,984,496
WW International, Inc.
4.50% due 04/15/29[5]	12,900,000		12,348,525
Avantor Funding, Inc.
4.63% due 07/15/28[5]	11,500,000		11,988,750
CPI CG, Inc.
8.63% due 03/15/26[5]	11,250,000		11,897,663
Moody's Corp.
3.25% due 05/20/50	11,180,000		11,675,045
Block, Inc.
2.75% due 06/01/26[5]	10,125,000		10,137,049
OhioHealth Corp.
3.04% due 11/15/50	9,100,000		9,564,059
Johns Hopkins University
2.81% due 01/01/60	8,750,000		8,966,355
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 07/15/29[5]	8,690,000		8,548,701
Duke University
2.83% due 10/01/55	7,894,000		8,170,289
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[5]	7,150,000		7,007,000
Syneos Health, Inc.
3.63% due 01/15/29[5]	7,000,000		6,912,500
Children's Hospital Corp.
2.59% due 02/01/50	7,100,000		6,790,961
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[5]	6,325,000		6,248,025
Children's Health System of Texas
2.51% due 08/15/50	6,500,000		6,134,942
APi Group DE, Inc.
4.13% due 07/15/29[5]	4,150,000		4,170,750
Wisconsin Alumni Research Foundation
3.56% due 10/01/49	3,775,000		4,125,453
Providence St. Joseph Health Obligated Group
2.70% due 10/01/51	4,250,000		4,107,664
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	3,900,000		3,978,000
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50	3,500,000		3,575,056

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 39.8% (continued)
Consumer, Non-cyclical - 5.3% (continued)
California Endowment
2.50% due 04/01/51	3,100,000		$3,041,465
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51	2,700,000		2,661,756
Gartner, Inc.
3.75% due 10/01/30[5]	2,330,000		2,382,192
Tenet Healthcare Corp.
4.63% due 06/15/28[5]	2,056,000		2,112,540
HCA, Inc.
3.50% due 09/01/30	1,600,000		1,691,000
Thermo Fisher Scientific, Inc.
1.22% due 10/18/24	1,650,000		1,648,169
Mondelez International Holdings Netherlands BV
2.13% due 09/19/22[5]	1,440,000		1,455,105
Molina Healthcare, Inc.
4.38% due 06/15/28[5]	1,290,000		1,328,700
Zimmer Biomet Holdings, Inc.
1.45% due 11/22/24	1,000,000		997,137
Humana, Inc.
0.65% due 08/03/23	1,000,000		994,807
AmerisourceBergen Corp.
0.74% due 03/15/23	810,000		807,880
Verisk Analytics, Inc.
4.13% due 09/12/22	696,000		711,799
Total Consumer, Non-cyclical			1,447,815,973
Industrial - 4.5%
Boeing Co.
5.15% due 05/01/30	125,140,000		145,800,735
5.71% due 05/01/40	68,110,000		87,480,990
5.81% due 05/01/50	53,550,000		72,513,440
5.04% due 05/01/27	33,850,000		38,114,918
3.63% due 02/01/31	21,400,000		22,820,634
1.17% due 02/04/23	1,650,000		1,650,169
Textron, Inc.
2.45% due 03/15/31	50,750,000		49,871,629
3.00% due 06/01/30	23,395,000		24,142,282
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	69,731,410		68,588,157
Cellnex Finance Company S.A.
3.88% due 07/07/41[5]	68,935,000		65,923,919
TD SYNNEX Corp.
2.65% due 08/09/31[5]	40,600,000		39,030,359
2.38% due 08/09/28[5]	25,500,000		24,752,785
Vontier Corp.
2.95% due 04/01/31[5]	34,250,000		33,926,338
2.40% due 04/01/28[5]	20,100,000		19,418,610
Flowserve Corp.
3.50% due 10/01/30	27,340,000		28,244,700
2.80% due 01/15/32	19,800,000		19,265,563
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	44,050,000		42,936,634
Dyal Capital Partners IV
3.65% due 02/22/41†††	41,800,000		40,980,995
Owens Corning
3.88% due 06/01/30	36,890,000		40,232,748
Standard Industries, Inc.
3.38% due 01/15/31[5]	14,475,000		13,943,622
4.38% due 07/15/30[5]	13,600,000		13,878,868
5.00% due 02/15/27[5]	6,250,000		6,433,750
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[5]	31,850,000		32,566,624
GATX Corp.
4.00% due 06/30/30	28,835,000		32,100,361
4.70% due 04/01/29	400,000		459,347
Stadco LA, LLC
3.75% due 05/15/56†††	31,000,000		30,648,267
CNH Industrial Capital LLC
1.88% due 01/15/26	27,960,000		27,971,905
Ryder System, Inc.
3.35% due 09/01/25	22,380,000		23,644,967
NFL Ventures, LP
3.02% due 04/15/35†††	20,000,000		20,580,839
Amcor Flexibles North America, Inc.
2.63% due 06/19/30	18,580,000		18,646,213
Boxer Parent Co., Inc.
6.50% due 10/02/25	EUR	13,500,000	16,110,523
TFI International, Inc.
3.35% due 01/05/33†††	14,000,000		13,764,420
Weir Group plc
2.20% due 05/13/26[5]	12,815,000		12,636,120
Hardwood Funding LLC
3.19% due 06/07/30†††	8,000,000		8,430,207
2.83% due 06/07/31†††	2,000,000		2,053,484
3.13% due 06/07/36†††	1,000,000		1,028,962
National Basketball Association
2.51% due 12/16/24†††	10,500,000		10,688,778
Airbus SE
3.95% due 04/10/47[5]	9,000,000		10,294,167
Norfolk Southern Corp.
4.10% due 05/15/21	9,100,000		10,288,066
Huntington Ingalls Industries, Inc.
2.04% due 08/16/28[5]	10,150,000		9,936,413
Artera Services LLC
9.03% due 12/04/25[5]	8,490,000		8,981,868
Hillenbrand, Inc.
3.75% due 03/01/31	7,650,000		7,669,125
Virgin Media Vendor Financing Notes III DAC
4.88% due 07/15/28	GBP	5,000,000	6,760,214
Mueller Water Products, Inc.
4.00% due 06/15/29[5]	5,750,000		5,807,500
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[5]	3,750,000		3,715,312

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 39.8% (continued)
Industrial - 4.5% (continued)
Berry Global, Inc.
1.57% due 01/15/26		2,750,000	$2,690,930
Howmet Aerospace, Inc.
6.75% due 01/15/28		960,000	1,138,742
5.95% due 02/01/37		475,000	561,688
6.88% due 05/01/25		129,000	148,313
Graphic Packaging International LLC
3.50% due 03/01/29[5]		1,658,000	1,645,565
Penske Truck Leasing Company LP / PTL Finance Corp.
1.70% due 06/15/26[5]		1,620,000	1,601,352
Burlington Northern Santa Fe LLC
5.40% due 06/01/41		1,180,000	1,592,922
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[9]		1,623,900	1,492,072
Trimble, Inc.
4.15% due 06/15/23		1,155,000	1,201,146
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26		1,150,000	1,178,750
TransDigm, Inc.
6.25% due 03/15/26[5]		1,075,000	1,117,328
Adevinta ASA
3.00% due 11/15/27	EUR	417,000	486,064
Martin Marietta Materials, Inc.
0.65% due 07/15/23		360,000	358,704
JELD-WEN, Inc.
6.25% due 05/15/25[5]		300,000	313,500
Carlisle Companies, Inc.
0.55% due 09/01/23		220,000	218,028
Hexcel Corp.
4.20% due 02/15/27		180,000	193,267
Canadian National Railway Co.
6.71% due 07/15/36		110,000	158,448
Total Industrial			1,230,832,346
Consumer, Cyclical - 3.7%
Marriott International, Inc.
4.63% due 06/15/30		43,685,000	49,143,240
3.50% due 10/15/32		45,690,000	47,849,049
2.85% due 04/15/31		43,490,000	43,356,931
5.75% due 05/01/25		29,691,000	33,421,428
2.75% due 10/15/33		25,150,000	24,396,538
Delta Air Lines, Inc.
7.00% due 05/01/25[5]		136,400,000	155,961,083
Hyatt Hotels Corp.
5.38% due 04/23/25		26,900,000	29,817,341
5.75% due 04/23/30		23,885,000	28,491,367
1.30% due 10/01/23		1,660,000	1,659,922
Alt-2 Structured Trust
2.95% due 05/14/31†††		58,835,261	57,457,670
Hilton Domestic Operating Company, Inc.
3.75% due 05/01/29[5]		44,400,000	44,733,000
4.00% due 05/01/31[5]		8,600,000	8,793,844
3.63% due 02/15/32[5]		1,900,000	1,890,006
Choice Hotels International, Inc.
3.70% due 01/15/31		45,900,000	48,659,967
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[5]		42,150,000	41,412,375
3.88% due 01/15/28[5]		6,940,000	7,028,554
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[5]		45,200,000	47,505,720
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]		38,950,000	41,579,125
WMG Acquisition Corp.
3.00% due 02/15/31[5]		28,050,000	26,857,875
3.75% due 12/01/29[5]		10,750,000	10,723,125
BorgWarner, Inc.
2.65% due 07/01/27		34,970,000	36,128,287
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50		24,778,000	27,773,768
Whirlpool Corp.
4.60% due 05/15/50		21,920,000	27,108,740
British Airways Class A Pass Through Trust
2.90% due 03/15/35[5]		15,398,522	15,337,540
4.25% due 11/15/32[5]		5,569,056	5,924,773
Steelcase, Inc.
5.13% due 01/18/29		17,427,000	19,693,639
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29		9,106,778	9,262,507
3.20% due 06/15/28		5,657,300	5,686,153
3.00% due 10/15/28		4,117,716	4,090,820
3.15% due 02/15/32		169,963	171,616
Ferguson Finance plc
3.25% due 06/02/30[5]		17,904,000	18,818,718
Scotts Miracle-Gro Co.
4.00% due 04/01/31[5]		18,750,000	18,515,625
Allison Transmission, Inc.
3.75% due 01/30/31[5]		12,500,000	12,187,500
Levi Strauss & Co.
3.50% due 03/01/31[5]		11,100,000	11,317,893
Air Canada
3.88% due 08/15/26[5]		8,650,000	8,823,000
Lowe's Companies, Inc.
1.70% due 09/15/28		7,425,000	7,275,474
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]		5,990,000	6,396,975
Smithsonian Institution
2.65% due 09/01/39		5,000,000	5,050,797

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 39.8% (continued)
Consumer, Cyclical - 3.7% (continued)
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[5]	3,800,000	$4,149,529
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]	2,850,000	2,982,012
United Airlines, Inc.
4.38% due 04/15/26[5]	1,750,000	1,824,786
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[5]	1,750,000	1,795,938
HP Communities LLC
5.86% due 09/15/53†††,5	1,420,000	1,777,338
Lear Corp.
5.25% due 05/15/49	1,360,000	1,717,025
Aramark Services, Inc.
5.00% due 02/01/28[5]	1,525,000	1,576,469
JetBlue Class A Pass Through Trust
4.00% due 11/15/32	140,184	151,200
Total Consumer, Cyclical		1,006,276,282
Communications - 3.6%
ViacomCBS, Inc.
4.95% due 01/15/31	69,401,000	82,674,642
4.95% due 05/19/50[11]	39,600,000	50,479,992
4.75% due 05/15/25	36,350,000	39,864,340
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	71,850,000	71,095,020
3.90% due 06/01/52	21,650,000	21,709,895
2.25% due 01/15/29	12,500,000	12,196,220
3.85% due 04/01/61	1,000,000	943,010
4.40% due 12/01/61	650,000	672,430
Level 3 Financing, Inc.
4.25% due 07/01/28[5]	34,430,000	34,085,700
3.63% due 01/15/29[5]	34,600,000	32,870,000
3.88% due 11/15/29[5]	20,300,000	20,655,250
3.75% due 07/15/29[5]	13,950,000	13,252,500
T-Mobile USA, Inc.
3.88% due 04/15/30	65,805,000	71,974,448
2.63% due 04/15/26	13,850,000	13,919,250
2.88% due 02/15/31	7,250,000	7,160,100
British Telecommunications plc
4.88% due 11/23/81[4,5]	47,450,000	47,763,645
4.25% due 11/23/81[4,5]	8,250,000	8,280,938
9.63% due 12/15/30	2,310,000	3,382,696
AT&T, Inc.
2.75% due 06/01/31	48,660,000	49,645,527
2.30% due 06/01/27	6,000,000	6,104,122
Vodafone Group plc
4.13% due 06/04/81[4]	40,375,000	39,969,635
UPC Broadband Finco BV
4.88% due 07/15/31[5]	36,900,000	37,638,000
Walt Disney Co.
3.80% due 05/13/60	31,990,000	37,059,216
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	35,400,000	35,623,374
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	18,275,000	18,800,406
4.25% due 02/01/31[5]	6,025,000	6,077,899
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	24,975,000	24,725,250
Amazon.com, Inc.
2.70% due 06/03/60	25,180,000	24,263,571
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[5]	17,900,000	17,989,500
6.75% due 10/15/27[5]	5,071,000	5,324,550
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	22,100,000	21,930,824
Altice France S.A.
5.13% due 07/15/29[5]	17,600,000	17,167,920
5.13% due 01/15/29[5]	2,290,000	2,232,750
VeriSign, Inc.
2.70% due 06/15/31	18,950,000	19,044,750
CSC Holdings LLC
3.38% due 02/15/31[5]	14,175,000	13,271,344
4.13% due 12/01/30[5]	5,741,000	5,604,651
Sirius XM Radio, Inc.
4.13% due 07/01/30[5]	17,010,000	17,010,000
Lamar Media Corp.
3.63% due 01/15/31	10,600,000	10,322,280
4.00% due 02/15/30	5,375,000	5,452,938
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[5]	15,050,000	15,200,500
Ziggo BV
4.88% due 01/15/30[5]	10,125,000	10,384,200
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[5]	10,100,000	10,176,204
Fox Corp.
3.05% due 04/07/25	7,100,000	7,452,757
Switch Ltd.
3.75% due 09/15/28[5]	4,200,000	4,231,500
Corning, Inc.
4.38% due 11/15/57	2,500,000	2,972,064
Thomson Reuters Corp.
5.65% due 11/23/43	1,290,000	1,773,817
Koninklijke KPN N.V.
8.38% due 10/01/30	1,140,000	1,617,347
Match Group Holdings II LLC
4.13% due 08/01/30[5]	1,250,000	1,262,500
Virgin Media Finance plc
5.00% due 07/15/30[5]	850,000	845,750

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 39.8% (continued)
Communications - 3.6% (continued)
Motorola Solutions, Inc.
5.50% due 09/01/44	360,000		$468,600
Total Communications			1,004,623,822
Energy - 2.5%
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[5]	91,750,000		92,624,239
2.94% due 09/30/40[5]	58,850,000		58,568,414
1.75% due 09/30/27[5]	2,006,233		2,008,380
BP Capital Markets plc
4.88% [4,8]	114,865,000		124,054,200
Qatar Energy
3.13% due 07/12/41[5]	38,595,000		39,004,724
3.30% due 07/12/51[5]	37,450,000		38,549,832
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	63,355,000		71,465,893
Valero Energy Corp.
2.80% due 12/01/31	20,650,000		20,585,570
2.15% due 09/15/27	13,920,000		13,866,753
2.85% due 04/15/25	12,000,000		12,430,382
4.00% due 04/01/29	7,450,000		8,106,885
7.50% due 04/15/32	2,530,000		3,490,068
Occidental Petroleum Corp.
3.00% due 02/15/27	7,480,000		7,592,200
5.55% due 03/15/26	5,940,000		6,613,002
4.30% due 08/15/39	6,600,000		6,581,982
3.40% due 04/15/26	6,250,000		6,410,500
4.10% due 02/15/47	4,900,000		4,802,000
4.40% due 08/15/49	2,500,000		2,531,250
3.20% due 08/15/26	2,375,000		2,447,485
4.40% due 04/15/46	1,400,000		1,435,000
4.63% due 06/15/45	800,000		830,000
ITT Holdings LLC
6.50% due 08/01/29[5]	38,600,000		38,214,000
Magellan Midstream Partners, LP
3.25% due 06/01/30	23,260,000		24,428,850
3.95% due 03/01/50	1,600,000		1,694,807
Cheniere Corpus Christi Holdings LLC
2.74% due 12/31/39[5]	19,150,000		18,682,653
NuStar Logistics, LP
6.38% due 10/01/30	13,850,000		15,373,500
5.63% due 04/28/27	1,799,000		1,902,443
Midwest Connector Capital Company LLC
4.63% due 04/01/29[5]	14,675,000		15,795,357
Florida Gas Transmission Company LLC
2.55% due 07/01/30[5]	15,100,000		15,145,596
Parkland Corp.
4.63% due 05/01/30[5]	8,000,000		7,950,000
5.88% due 07/15/27[5]	320,000		337,600
DCP Midstream Operating, LP
3.25% due 02/15/32	7,990,000		8,049,925
Phillips 66
3.70% due 04/06/23	2,250,000		2,325,952
TransCanada PipeLines Ltd.
6.10% due 06/01/40	1,200,000		1,662,668
Enbridge Energy Partners, LP
7.38% due 10/15/45	1,040,000		1,621,810
ONEOK Partners, LP
6.20% due 09/15/43	680,000		877,701
3.38% due 10/01/22	720,000		728,600
DT Midstream, Inc.
4.13% due 06/15/29[5]	550,000		563,062
Total Energy			679,353,283
Technology - 1.7%
Broadcom, Inc.
4.15% due 11/15/30	57,725,000		64,020,268
2.45% due 02/15/31[5]	57,120,000		56,006,907
3.19% due 11/15/36[5]	3,135,000		3,129,539
2.60% due 02/15/33[5]	1,660,000		1,618,327
NetApp, Inc.
2.70% due 06/22/30	53,505,000		53,545,801
Leidos, Inc.
2.30% due 02/15/31	34,450,000		33,167,771
3.63% due 05/15/25	9,200,000		9,769,664
4.38% due 05/15/30	2,650,000		2,952,418
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	43,190,000		44,934,228
Oracle Corp.
3.95% due 03/25/51	38,750,000		40,226,656
6.13% due 07/08/39	1,190,000		1,577,268
Citrix Systems, Inc.
1.25% due 03/01/26	36,370,000		35,419,999
3.30% due 03/01/30	1,500,000		1,521,695
Qorvo, Inc.
4.38% due 10/15/29	21,000,000		22,286,250
3.38% due 04/01/31[5]	8,675,000		8,830,630
Apple, Inc.
2.55% due 08/20/60	22,850,000		21,458,544
CGI, Inc.
2.30% due 09/14/31[5]	21,050,000		20,271,268
MSCI, Inc.
3.63% due 09/01/30[5]	17,718,000		18,116,655
3.88% due 02/15/31[5]	1,769,000		1,841,971
Analog Devices, Inc.
2.95% due 04/01/25	6,100,000		6,405,683
TeamSystem SpA
3.50% due 02/15/28	EUR	5,000,000	5,634,609
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[5]	4,550,000		4,629,625
Presidio Holdings, Inc.
4.88% due 02/01/27[5]	2,300,000		2,369,000
Microchip Technology, Inc.
0.97% due 02/15/24	1,650,000		1,635,487
HP, Inc.
4.05% due 09/15/22	720,000		735,233
Skyworks Solutions, Inc.
0.90% due 06/01/23	500,000		497,425

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 39.8% (continued)
Technology - 1.7% (continued)
Open Text Holdings, Inc.
4.13% due 02/15/30[5]	210,000		$216,300
Total Technology			462,819,221
Basic Materials - 1.2%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[5]	55,600,000		58,230,713
4.20% due 05/13/50[5]	26,390,000		29,889,230
Anglo American Capital plc
5.63% due 04/01/30[5]	39,500,000		46,801,475
2.63% due 09/10/30[5]	18,000,000		17,650,079
3.95% due 09/10/50[5]	14,140,000		15,000,969
2.25% due 03/17/28[5]	1,010,000		991,853
Newmont Corp.
2.60% due 07/15/32	28,000,000		28,059,909
Yamana Gold, Inc.
2.63% due 08/15/31[5]	19,350,000		18,572,290
4.63% due 12/15/27	3,000,000		3,238,433
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	18,630,000		19,310,927
Alcoa Nederland Holding BV
4.13% due 03/31/29[5]	8,600,000		8,858,000
5.50% due 12/15/27[5]	6,525,000		6,981,750
6.13% due 05/15/28[5]	2,800,000		3,013,500
Valvoline, Inc.
3.63% due 06/15/31[5]	18,300,000		17,719,890
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	12,040,000		11,698,834
Corporation Nacional del Cobre de Chile
3.75% due 01/15/31[5]	10,430,000		11,109,281
INEOS Quattro Finance 2 plc
2.50% due 01/15/26	EUR	8,500,000	9,604,110
Steel Dynamics, Inc.
2.40% due 06/15/25	5,950,000		6,087,376
Nucor Corp.
2.00% due 06/01/25	5,000,000		5,098,134
Carpenter Technology Corp.
6.38% due 07/15/28	2,125,000		2,259,077
Southern Copper Corp.
7.50% due 07/27/35	1,150,000		1,643,063
International Paper Co.
7.30% due 11/15/39	1,030,000		1,578,168
WR Grace Holdings LLC
4.88% due 06/15/27[5]	925,000		950,095
Sherwin-Williams Co.
2.75% due 06/01/22	220,000		221,515
Total Basic Materials			324,568,671
Utilities - 0.9%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	97,100,000		97,707,751
AES Corp.
3.95% due 07/15/30[5]	27,890,000		29,714,006
3.30% due 07/15/25[5]	3,750,000		3,882,750
NRG Energy, Inc.
2.45% due 12/02/27[5]	26,000,000		25,762,338
Arizona Public Service Co.
3.35% due 05/15/50	23,140,000		23,557,862
Enel Finance International N.V.
2.88% due 07/12/41[5]	19,800,000		18,983,718
Alexander Funding Trust
1.84% due 11/15/23[5]	14,400,000		14,448,894
Xcel Energy, Inc.
2.35% due 11/15/31	11,610,000		11,547,888
Clearway Energy Operating LLC
3.75% due 02/15/31[5]	11,150,000		11,122,125
American Transmission Systems, Inc.
2.65% due 01/15/32[5]	7,710,000		7,781,615
Southern Power Co.
5.25% due 07/15/43	1,350,000		1,688,256
ONE Gas, Inc.
0.85% due 03/11/23	1,620,000		1,618,114
Entergy Texas, Inc.
1.50% due 09/01/26	1,650,000		1,603,438
Oncor Electric Delivery Company LLC
7.00% due 05/01/32	850,000		1,174,419
Dominion Energy, Inc.
0.73% (3 Month USD LIBOR + 0.53%, Rate Floor: 0.00%) due 09/15/23[7]	1,030,000		1,029,080
Atmos Energy Corp.
0.63% due 03/09/23	800,000		796,931
OGE Energy Corp.
0.70% due 05/26/23	360,000		358,340
Total Utilities			252,777,525
Total Corporate Bonds
(Cost $10,593,982,618)			10,921,279,233

ASSET-BACKED SECURITIES†† - 21.2%
Collateralized Loan Obligations - 13.4%
BXMT Ltd.
2020-FL2, 1.07% (30 Day Average U.S. Secured Overnight Financing Rate + 1.01%, Rate Floor: 0.90%) due 02/15/38[5,7]	76,225,000		76,052,930
2020-FL3, 1.92% (30 Day Average U.S. Secured Overnight Financing Rate + 1.86%, Rate Floor: 1.75%) due 11/15/37[5,7]	23,550,000		23,552,720
2020-FL3, 2.72% (30 Day Average U.S. Secured Overnight Financing Rate + 2.66%, Rate Floor: 2.55%) due 11/15/37[5,7]	16,125,000		16,127,033

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.2% (continued)
Collateralized Loan Obligations - 13.4% (continued)
2020-FL2, 1.57% (30 Day Average U.S. Secured Overnight Financing Rate + 1.51%, Rate Floor: 1.40%) due 02/15/38[5,7]	16,000,000	$15,993,326
2020-FL3, 2.32% (30 Day Average U.S. Secured Overnight Financing Rate + 2.26%, Rate Floor: 2.15%) due 11/15/37[7,9]	10,600,000	10,601,307
2020-FL2, 1.82% (30 Day Average U.S. Secured Overnight Financing Rate + 1.76%, Rate Floor: 1.65%) due 02/15/38[7,9]	5,360,000	5,354,547
2020-FL2, 1.32% (30 Day Average U.S. Secured Overnight Financing Rate + 1.26%, Rate Floor: 1.15%) due 02/15/38[7,9]	5,200,000	5,184,821
LCCM Trust
2021-FL3, 1.55% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38[5,7]	98,500,000	98,434,576
2021-FL3, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/15/38[5,7]	36,950,000	36,893,001
Dryden 33 Senior Loan Fund
2020-33A, 1.12% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[5,7]	55,208,711	55,170,865
2020-33A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/29[5,7]	48,700,000	48,613,299
2020-33A, 2.12% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/15/29[5,7]	27,000,000	26,999,860
LoanCore Issuer Ltd.
2021-CRE4, 1.87% (30 Day Average U.S. Secured Overnight Financing Rate + 1.81%, Rate Floor: 1.70%) due 07/15/35[5,7]	25,982,000	25,947,969
2021-CRE6, 2.41% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38[5,7]	22,825,000	22,763,338
2019-CRE2, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[5,7]	19,984,000	19,977,074
2018-CRE1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[5,7]	17,747,000	17,746,991
2021-CRE5, 3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36[7,9]	14,350,000	14,295,688
2019-CRE2, 1.81% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 05/15/36[7,9]	11,575,000	11,551,370
2019-CRE3, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 04/15/34[7,9]	6,348,651	6,345,286
2021-CRE4, 2.67% (30 Day Average U.S. Secured Overnight Financing Rate + 2.61%, Rate Floor: 2.50%) due 07/15/35[7,9]	5,600,000	5,589,435
2019-CRE3, 1.71% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/15/34[7,9]	4,410,000	4,395,743
Cerberus Loan Funding XXX, LP
2020-3A, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[5,7]	100,000,000	100,494,500

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.2% (continued)
Collateralized Loan Obligations - 13.4% (continued)
2020-3A, 2.62% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33[5,7]	10,200,000	$10,284,732
HERA Commercial Mortgage Ltd.
2021-FL1, 1.70% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38[5,7]	49,562,000	49,155,393
2021-FL1, 1.40% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/18/38[5,7]	28,000,000	27,825,510
2021-FL1, 2.05% (1 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 02/18/38[5,7]	19,200,000	19,011,756
2021-FL1, 1.15% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[7,9]	10,000,000	9,922,246
Cerberus Loan Funding XXXII, LP
2021-2A, 1.74% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[5,7]	65,000,000	65,227,377
2021-2A, 2.97% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33[5,7]	20,925,000	21,014,906
2021-2A, 2.02% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33[5,7]	19,200,000	19,270,877
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.04% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[5,7]	104,600,000	104,599,529
Woodmont Trust
2020-7A, 2.02% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[5,7]	83,000,000	83,370,006
2020-7A, 2.72% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32[5,7]	13,500,000	13,607,690
2020-7A, 2.37% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/32[5,7]	7,000,000	7,057,456
MidOcean Credit CLO VII
2020-7A, 1.16% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[5,7]	52,000,000	51,999,381
2020-7A, 1.72% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29[5,7]	27,500,000	27,462,438
2020-7A, 1.57% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[5,7]	14,800,000	14,740,081
Palmer Square Loan Funding Ltd.
2021-3A, 1.92% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/20/29[5,7]	22,500,000	22,289,814
2021-1A, 1.38% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/29[5,7]	19,000,000	18,933,582
2018-4A, 1.61% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[5,7]	12,000,000	11,997,812
2021-2A, 1.56% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29[5,7]	10,500,000	10,397,475
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[5,7]	8,932,326	8,928,765
2021-1A, 1.93% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29[5,7]	7,100,000	7,070,757
2021-2A, 2.56% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29[5,7]	7,000,000	6,999,927
2018-4A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[5,7]	5,511,384	5,506,822
Venture XIV CLO Ltd.
2020-14A, 1.21% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[5,7]	69,000,000	69,004,671

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.2% (continued)
Collateralized Loan Obligations - 13.4% (continued)
2020-14A, 2.43% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29[5,7]	22,725,000	$22,716,808
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.73% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[5,7]	83,450,000	83,441,730
Cerberus Loan Funding XXXI, LP
2021-1A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[5,7]	70,250,000	70,310,626
2021-1A, 2.72% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 04/15/32[5,7]	12,000,000	11,999,904
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.44% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[5,7]	76,300,000	75,991,260
KREF Funding V LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26†††,7	75,718,482	75,672,027
0.15% due 06/25/26†††,12	313,636,364	255,300
GPMT Ltd.
2019-FL2, 1.70% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/22/36[5,7]	24,300,000	24,209,577
2019-FL2, 2.45% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 02/22/36[5,7]	21,400,000	21,320,963
2019-FL2, 2.00% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36[7,9]	12,750,000	12,675,205
2019-FL2, 1.40% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[7,9]	12,037,318	12,030,289
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[5,7]	50,650,000	50,659,856
2021-5A, 2.03% (3 Month USD LIBOR + 1.90%, Rate Floor:1.90%) due 04/20/31[5,7]	15,975,000	15,980,542
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.82% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[5,7]	33,500,000	33,583,546
2021-1A, 2.12% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/15/33[5,7]	30,400,000	30,417,550
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.83% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[5,7]	59,500,000	59,763,103
2021-1A, 2.13% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/20/33[5,7]	2,500,000	2,506,131
ABPCI Direct Lending Fund IX LLC
2021-9A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31[5,7]	34,150,000	34,149,966
2021-9A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/18/31[5,7]	26,000,000	25,999,961
Cerberus Loan Funding XXVI, LP
2021-1A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[5,7]	55,700,000	55,760,941
2021-1A, 2.02% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/31[5,7]	3,250,000	3,255,446
CHCP Ltd.
2021-FL1, 1.22% (30 Day Average U.S. Secured Overnight Financing Rate + 1.16%, Rate Floor: 1.05%) due 02/15/38[5,7]	28,000,000	27,892,466
2021-FL1, 1.47% (30 Day Average U.S. Secured Overnight Financing Rate + 1.41%, Rate Floor: 1.30%) due 02/15/38[5,7]	22,250,000	22,191,066

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.2% (continued)
Collateralized Loan Obligations - 13.4% (continued)
2021-FL1, 1.82% (30 Day Average U.S. Secured Overnight Financing Rate + 1.76%, Rate Floor: 1.65%) due 02/15/38[7,9]	5,900,000	$5,881,027
2021-FL1, 2.27% (30 Day Average U.S. Secured Overnight Financing Rate + 2.21%, Rate Floor: 2.10%) due 02/15/38[7,9]	2,950,000	2,938,043
Wellfleet CLO Ltd.
2020-2A, 1.19% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[5,7]	52,250,000	52,254,170
2018-2A, 1.71% (3 Month USD LIBOR + 1.58%, Rate Floor: 1.58%) due 10/20/28[5,7]	2,500,000	2,494,795
FS Rialto
2021-FL3, 2.16% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36[5,7]	31,150,000	31,076,551
2021-FL2, 2.16% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/16/28[7,9]	15,665,000	15,645,301
2021-FL3, 1.91% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36[7,9]	8,000,000	7,987,154
ABPCI Direct Lending Fund CLO IV LLC
2.12% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/08/29†††,7	53,500,000	53,531,220
Owl Rock CLO IV Ltd.
2021-4A, 1.74% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33[5,7]	36,500,000	36,535,047
2021-4A, 2.04% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/20/33[5,7]	16,750,000	16,689,110
Fortress Credit Opportunities IX CLO Ltd.
2021-9A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33[5,7]	46,200,000	46,146,510
2021-9A, 2.07% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 10/15/33[5,7]	6,700,000	6,691,807
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 1.94% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31[5,7]	39,500,000	39,500,024
2021-7A, 2.78% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 10/20/31[5,7]	8,250,000	8,250,006
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.42% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[5,7]	44,300,000	44,213,615
2018-11A, 2.62% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 04/15/31[5,7]	2,300,000	2,268,745
Diamond CLO Ltd.
2021-1A, 1.57% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/25/29[5,7]	23,825,000	23,820,428
2018-1A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[5,7]	18,000,000	17,994,523
2021-1A, 2.52% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29[5,7]	2,300,000	2,291,518
2021-1A, 1.82% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/25/29[5,7]	2,150,000	2,144,715
LoanCore 2021-CRE6 Issuer Ltd.
2021-CRE6, 2.01% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/15/38[5,7]	44,000,000	43,921,130
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.68% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33[5,7]	32,000,000	32,093,552
2021-3A, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33[5,7]	9,500,000	9,517,531
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33[5,7]	35,900,000	35,795,721

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.2% (continued)
Collateralized Loan Obligations - 13.4% (continued)
2021-9A, 1.93% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33[5,7]	3,900,000	$3,875,610
FS Rialto
2021-FL3, 2.16% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36[5,7]	31,150,000	31,076,551
2021-FL2, 2.16% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/16/28[7,9]	15,665,000	15,645,301
2021-FL3, 1.91% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36[7,9]	8,000,000	7,987,154
Cerberus Loan Funding XXXV, LP
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33[5,7]	30,750,000	30,722,236
2021-5A, 1.98% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 09/22/33[5,7]	8,000,000	7,990,387
ACRES Commercial Realty Ltd.
2021-FL1, 2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36[7,9]	13,092,000	13,003,509
2021-FL1, 2.76% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36[7,9]	11,750,000	11,716,438
2021-FL2, 2.34% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/37[7,9]	10,100,000	10,104,652
2021-FL2, 1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37[7,9]	3,500,000	3,501,619
LCM XXIV Ltd.
2021-24A, 1.53% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 03/20/30[5,7]	24,200,000	24,131,144
2021-24A, 2.03% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 03/20/30[5,7]	13,050,000	13,015,236
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.73% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[5,7]	26,750,000	26,800,456
2021-16A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33[5,7]	9,000,000	9,043,787
Golub Capital Partners Clo 49M Ltd.
2021-49A, 2.00% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/26/33[5,7]	21,695,000	21,566,973
2021-49A, 2.70% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 08/26/33[5,7]	12,600,000	12,442,783
Madison Park Funding XLVIII Ltd.
2021-48A, 1.57% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33[5,7]	27,500,000	27,196,931
2021-48A, 2.12% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33[5,7]	5,900,000	5,865,593
BDS Ltd.
2021-FL9, 2.00% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/16/38[5,7]	19,500,000	19,421,799
2021-FL9, 2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/16/38[7,9]	4,400,000	4,385,831
2020-FL5, 1.97% (30 Day Average U.S. Secured Overnight Financing Rate + 1.91%, Rate Floor: 1.80%) due 02/16/37[7,9]	4,400,000	4,389,442
2020-FL5, 1.52% (30 Day Average U.S. Secured Overnight Financing Rate + 1.46%, Rate Floor: 1.35%) due 02/16/37[7,9]	3,200,000	3,194,165
BCC Middle Market CLO LLC
2021-1A, 1.66% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33[5,7]	30,450,000	30,375,559
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.77% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[5,7]	29,900,000	29,904,617
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33[5,7]	26,700,000	26,475,311

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.2% (continued)
Collateralized Loan Obligations - 13.4% (continued)
2021-40A, 1.87% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33[5,7]	2,000,000	$1,992,885
OCP CLO Ltd.
2020-4A, 1.57% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29[5,7]	25,500,000	25,447,001
BSPDF Issuer Ltd.
2021-FL1, 2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36[7,9]	15,300,000	15,216,202
2021-FL1, 2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36[7,9]	3,500,000	3,480,856
2021-FL1, 1.91% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/36[7,9]	6,500,000	6,484,449
STWD Ltd.
2019-FL1, 1.71% (30 Day Average U.S. Secured Overnight Financing Rate + 1.71%, Rate Floor: 1.60%) due 07/15/38[7,9]	11,210,000	11,190,435
2019-FL1, 2.06% (30 Day Average U.S. Secured Overnight Financing Rate + 2.06%, Rate Floor: 1.95%) due 07/15/38[7,9]	8,800,000	8,777,740
2021-FL2, 2.21% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 04/18/38[7,9]	2,820,000	2,813,474
2019-FL1, 1.57% (30 Day Average U.S. Secured Overnight Financing Rate + 1.51%, Rate Floor: 1.40%) due 07/15/38[7,9]	2,200,000	2,200,161
Marathon CLO V Ltd.
2017-5A, 1.61% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[5,7]	18,020,137	18,006,636
2017-5A, 1.03% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[5,7]	5,577,602	5,574,994
Voya CLO Ltd.
2020-1A, 1.18% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31[5,7]	18,850,000	18,802,654
2013-1A, due 10/15/30[5,13]	10,575,071	3,721,367
Apres Static CLO Ltd.
2020-1A, 1.82% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28[5,7]	21,750,000	21,720,335
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.40% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[5,7]	21,171,638	21,017,229
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.53% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33[5,7]	21,000,000	20,999,971
Golub Capital Partners CLO 54M L.P
2021-54A, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 08/05/33[5,7]	21,000,000	20,817,625
LCCM 2021-FL3 Trust
2021-FL3, 2.30% (1 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 11/15/38[5,7]	20,750,000	20,722,942
Allegro CLO IX Ltd.
2018-3A, 1.29% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31[5,7]	20,400,000	20,400,275
Avery Point VI CLO Ltd.
2021-6A, 1.94% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 08/05/27[5,7]	12,100,000	12,091,795
2021-6A, 1.49% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/05/27[5,7]	8,000,000	7,992,553
Denali Capital CLO XI Ltd.
2018-1A, 1.26% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[5,7]	20,037,167	20,037,293

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.2% (continued)
Collateralized Loan Obligations - 13.4% (continued)
Telos CLO Ltd.
2017-6A, 1.87% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/17/27[5,7]	18,677,598	18,680,607
Recette CLO Ltd.
2021-1A, 1.53% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/20/34[5,7]	9,800,000	9,627,926
2021-1A, 1.88% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 04/20/34[5,7]	9,200,000	9,027,763
BSPRT Issuer Ltd.
2021-FL7, 2.40% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38[7,9]	7,250,000	7,249,995
2021-FL6, 2.16% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36[7,9]	5,550,000	5,529,310
2021-FL7, 2.15% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/38[7,9]	4,875,000	4,874,998
2018-FL4, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[7,9]	1,444,491	1,444,491
Anchorage Capital CLO 6 Ltd.
2021-6A, 2.32% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 07/15/30[5,7]	18,585,000	18,544,425
AMMC CLO XIV Ltd.
2021-14A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29[5,7]	18,290,000	18,202,559
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32[5,7]	14,100,000	14,001,719
2021-32A, 1.82% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 01/20/32[5,7]	4,200,000	4,163,952
Owl Rock CLO VI Ltd.
2021-6A, 1.87% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32[5,7]	17,450,000	17,401,220
KREF
2021-FL2, 2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39[5,7]	16,600,000	16,518,436
Owl Rock CLO II Ltd.
2021-2A, 1.68% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33[5,7]	15,600,000	15,520,209
Dryden 36 Senior Loan Fund
2020-36A, 2.17% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29[5,7]	15,200,000	15,201,233
Magnetite XXIX Ltd.
2021-29A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34[5,7]	15,100,000	15,057,848
Golub Capital Partners CLO 25M Ltd.
2018-25A, 1.52% (3 Month USD LIBOR + 1.38%, Rate Floor: 1.38%) due 05/05/30[5,7]	14,537,000	14,512,203

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.2% (continued)
Collateralized Loan Obligations - 13.4% (continued)
Octagon Investment Partners 49 Ltd.
2021-5A, 1.67% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33[5,7]	12,800,000	$12,729,688
Shackleton CLO Ltd.
2017-8A, 1.43% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27[5,7]	5,510,000	5,502,062
2017-8A, 1.05% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[5,7]	4,463,669	4,463,857
2018-6RA, 1.14% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[5,7]	2,505,930	2,506,353
Benefit Street Partners CLO XXII Ltd.
2020-22A, 1.58% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 01/20/32[5,7]	7,700,000	7,693,412
2020-22A, 2.28% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 01/20/32[5,7]	4,300,000	4,292,096
Greystone Commercial Real Estate Notes
2021-FL3, 2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/39[7,9]	12,000,000	11,939,248
Neuberger Berman CLO XVI-S Ltd.
2021-16SA, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/34[5,7]	10,200,000	10,071,191
Golub Capital Partners CLO 54M, LP
2021-54A, 1.65% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33[5,7]	10,000,000	10,006,435
Lake Shore MM CLO III LLC
2021-2A, 1.60% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31[5,7]	10,000,000	9,999,981
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,13]	13,600,000	9,393,782
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,13]	10,000,000	8,405,041
Magnetite Xxix Ltd.
2021-29A, 1.77% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34[5,7]	7,700,000	7,609,209
KVK CLO Ltd.
2018-1A, 1.81% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 05/20/29[5,7]	3,850,000	3,849,982
2018-1A, 1.09% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.00%) due 05/20/29[5,7]	1,721,166	1,719,782
2017-1A, 1.03% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[5,7]	1,621,190	1,621,189
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.50% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/18/37[7,9]	3,100,000	3,099,999
2021-FL4, 1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 12/18/37[7,9]	3,100,000	3,087,937

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.2% (continued)
Collateralized Loan Obligations - 13.4% (continued)
HGI CRE CLO Ltd.
2021-FL2, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36[7,9]	5,000,000	$4,967,206
2021-FL2, 1.91% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 09/17/36[7,9]	1,000,000	993,916
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.02% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[5,7]	5,816,868	5,816,489
Owl Rock CLO I Ltd.
2019-1A, 1.96% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31[5,7]	5,650,000	5,653,152
GoldenTree Loan Opportunities IX Ltd.
2018-9A, 1.24% (3 Month USD LIBOR + 1.11%, Rate Floor: 1.11%) due 10/29/29[5,7]	5,152,000	5,151,020
VOYA CLO
2021-2A, 2.27% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30[5,7]	4,950,000	4,921,563
Atlas Senior Loan Fund III Ltd.
2017-1A, 1.46% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 11/17/27[5,7]	4,300,000	4,288,589
Northwoods Capital XII-B Ltd.
2018-12BA, 2.05% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31[5,7]	4,000,000	4,000,656
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6, 2.66% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36[7,9]	3,800,000	3,788,675
BRSP Ltd.
2021-FL1, 2.80% (1 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 08/19/38[7,9]	3,800,000	3,785,489
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[5,13]	8,920,000	3,708,222
TRTX Issuer Ltd.
2019-FL3, 1.32% (30 Day Average U.S. Secured Overnight Financing Rate + 1.26%, Rate Floor: 1.15%) due 10/15/34[7,9]	2,092,946	2,090,655
2019-FL3, 1.92% (30 Day Average U.S. Secured Overnight Financing Rate + 1.86%, Rate Floor: 1.75%) due 10/15/34[7,9]	1,500,000	1,497,841
ACRES Commercial Realty Corp.
2020-RSO8, 1.62% (30 Day Average U.S. Secured Overnight Financing Rate + 1.56%, Rate Floor: 1.45%) due 03/15/35[7,9]	3,000,000	2,997,915
TICP CLO III-2 Ltd.
2018-3R, 0.97% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[5,7]	2,882,656	2,881,427
Allegro CLO VII Ltd.
2018-1A, 2.02% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 06/13/31[5,7]	2,500,000	2,482,277
Ivy Hill Middle Market Credit Fund IX Ltd.
2017-9A, 1.87% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/18/30[5,7]	1,000,000	995,316

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 21.2% (continued)
Collateralized Loan Obligations - 13.4% (continued)
2017-9A, 2.47% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 01/18/30[5,7]	1,000,000		$990,457
Newfleet CLO Ltd.
2018-1A, 1.08% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[5,7]	1,698,726		1,697,849
First Eagle Clarendon Fund CLO LLC
2019-1A, 3.17% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[5,7]	1,542,557		1,542,596
TCP Waterman CLO Ltd.
2016-1A, 2.25% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/28[5,7]	1,517,011		1,517,010
Oaktree CLO Ltd.
2017-1A, 1.00% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/20/27[5,7]	1,195,493		1,194,928
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[5,13]	3,700,000		1,127,020
Wind River CLO Ltd.
2017-2A, 0.99% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[5,7]	1,101,921		1,101,846
Catamaran CLO Ltd.
2016-2A, 2.17% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 10/18/26[5,7]	313,854		313,874
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[5,13]	1,200,000		203,040
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[5,13]	461,538		186,923
Ready Capital Mortgage Financing LLC
2019-FL3, 1.10% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 03/25/34[7,9]	156,535		155,963
Babson CLO Ltd.
2014-IA, due 07/20/25[5,13]	1,300,000		139,360
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[13]	2,375,019		39,663
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,13]	1,808,219		2,061
Copper River CLO Ltd.
2007-1A, due 01/20/21[9,13]	1,500,000		300
Total Collateralized Loan Obligations			3,668,647,574
Financial - 2.3%
Station Place Securitization Trust
2021-3, 1.00% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/22†††,5,7	144,500,000		144,500,000
2021-SP1, 1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22†††,5,7	42,600,000		42,600,000
2021-WL2, 2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 03/25/54†††,5,7	5,250,000		5,250,000
2021-WL2, 1.35% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 03/25/54†††,5,7	4,250,000		4,250,000
2021-WL1, 0.95% (1 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 01/26/54†††,5,7	2,950,000		2,950,000
2021-WL1, 1.15% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 01/26/54†††,5,7	2,250,000		2,250,000
2021-WL1, 1.35% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/26/54†††,5,7	1,133,333		1,133,333
HV Eight LLC
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 12/28/25†††,7	EUR	107,000,000	121,677,436
Strategic Partners Fund VIII LP
3.09% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/10/25†††,7	51,900,000		51,905,305

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 21.2% (continued)
Financial - 2.3% (continued)
2.59% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/10/25†††,7	21,900,000		$21,900,920
Madison Avenue Secured Funding Trust Series
2021-1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23[5,7]	70,150,000		70,150,000
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24†††,7	EUR	21,138,577	24,054,238
2.28% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24†††,7	9,996,267		9,997,313
HarbourVest Structured Solutions IV Holdings, LP
2.58% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26†††,7	19,956,425		19,957,634
2.45% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26†††,7	EUR	11,100,000	12,709,026
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[5]	23,750,000		23,998,672
Ceamer Finance LLC
3.69% due 03/22/31†††	23,275,000		22,517,091
Nassau LLC
2019-1, 3.98% due 08/15/34[5]	17,499,849		17,684,461
KKR Core Holding Company LLC
4.00% due 08/12/31†††	16,760,000		16,414,397
Lam Trade Finance Group LLC
2.50% due 09/29/22†††	11,000,000		10,991,351
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[5]	2,735,295		2,919,643
Total Financial			629,810,820
Transport-Aircraft - 2.0%
AASET Trust
2021-1A, 2.95% due 11/16/41[5]	77,620,422		76,068,898
2020-1A, 3.35% due 01/16/40[5]	26,090,448		24,482,481
2019-1, 3.84% due 05/15/39[5]	11,845,052		10,612,425
2017-1A, 3.97% due 05/16/42[5]	6,566,281		5,920,901
2019-2, 3.38% due 10/16/39[5]	2,139,561		2,037,055
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[5]	65,394,599		66,129,700
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[5]	48,192,684		48,009,031
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[5]	44,796,929		42,770,822
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[5]	40,832,949		40,599,768
Sprite Ltd.
2021-1, 3.75% due 11/15/46[5]	37,513,476		36,860,197
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	30,617,571		29,726,596
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	32,444,947		28,567,873
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	29,336,255		26,378,447
Aaset 2021-2 Trust
2021-2A, 2.80% due 01/15/47[5]	24,595,000		24,407,451
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	21,443,180		21,003,130
2016-1, 4.45% due 08/15/41	292,783		289,937
WAVE LLC
2019-1, 3.60% due 09/15/44[5]	20,989,208		20,466,552
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	20,725,801		20,296,847
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	12,909,076		12,583,751
2017-1, 4.58% due 02/15/42[5]	5,073,311		5,018,465
Raspro Trust
2005-1A, 1.06% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[5,7]	7,099,035		7,090,430
Slam Ltd.
2021-1A, 3.42% due 06/15/46[5]	1,453,200		1,431,968

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.2% (continued)
Transport-Aircraft - 2.0% (continued)
Stripes Aircraft Ltd.
2013-1 A1, 3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/20/23†††,7	396,273	$384,185
Airplanes Pass Through Trust
due 03/15/19†††,9,10	409,604	41
Total Transport-Aircraft		551,136,951
Whole Business - 1.1%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[5]	96,330,625	98,256,756
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[5]	29,080,250	29,264,444
2020-1, 2.84% due 01/30/51[5]	9,726,500	9,633,028
Taco Bell Funding LLC
2021-1A, 2.29% due 08/25/51[5]	23,570,000	23,299,416
2016-1A, 4.97% due 05/25/46[5]	14,659,250	15,294,773
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[5]	30,049,000	29,527,470
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	25,372,500	25,333,274
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[5]	10,346,875	10,827,632
2021-1A, 3.15% due 04/25/51[5]	9,284,345	9,489,483
DB Master Finance LLC
2019-1A, 4.35% due 05/20/49[5]	7,715,408	8,257,616
2021-1A, 2.79% due 11/20/51[5]	6,750,000	6,732,936
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[5]	12,447,600	12,896,112
2019-1A, 4.08% due 06/15/49[5]	1,541,000	1,641,820
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51[5]	11,559,030	11,300,616
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[5]	3,356,100	3,393,084
Total Whole Business		295,148,460
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[5]	108,450,000	108,456,496
2021-4A, 3.12% due 04/27/39[5]	23,000,000	22,946,573
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[5]	54,000,000	53,997,311
Anchorage Credit Funding Ltd.
2021-13A, 2.88% due 07/27/39[5]	32,850,000	32,854,727
2021-13A, 3.23% due 07/27/39[9]	6,345,000	6,342,170
2021-13A, 3.65% due 07/27/39[9]	1,950,000	1,947,176
Total Collateralized Debt Obligations		226,544,453
Net Lease - 0.8%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[5]	49,158,375	49,164,982
2017-1A, 4.18% due 04/15/47[5]	271,343	268,959
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[5]	28,109,665	29,056,722
2016-1A, 4.32% due 10/20/46[5]	11,393,173	11,817,148
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[5]	22,181,116	22,760,300
2021-1A, 2.76% due 08/15/51[5]	6,600,000	6,522,141
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[5]	20,011,462	21,257,532
2020-1A, 3.25% due 02/15/50[5]	3,433,952	3,547,159
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[5]	10,050,000	9,752,698
2021-1, 3.04% due 07/20/51[5]	5,050,000	4,890,201
2021-1, 3.44% due 07/20/51[5]	3,215,000	3,129,023
2021-1, 2.51% due 07/20/51[5]	3,000,000	2,917,888

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.2% (continued)
Net Lease - 0.8% (continued)
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[5]	15,000,000	$14,731,618
CF Hippolyta LLC
2020-1, 2.28% due 07/15/60[5]	10,125,538	10,114,493
2020-1, 2.60% due 07/15/60[5]	4,413,814	4,397,616
New Economy Assets Phase 1 Sponsor LLC
2021-1, 2.41% due 10/20/61[5]	10,000,000	10,023,041
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]	9,617,367	9,854,293
STORE Master Funding LLC
2014-1A, 5.00% due 04/20/44[5]	4,329,375	4,397,724
2021-1A, 3.70% due 06/20/51[5]	3,574,043	3,729,942
Total Net Lease		222,333,480
Single Family Residence - 0.3%
Home Partners of America Trust
2021-2, 2.65% due 12/17/26[5]	48,221,685	47,537,351
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[5]	16,661,000	16,587,895
FirstKey Homes Trust
2021-SFR1, 2.19% due 08/17/38[5]	8,174,000	8,011,693
Tricon Residential Trust
2021-SFR1, 2.59% due 07/17/38[5]	7,000,000	6,896,984
Total Single Family Residence		79,033,923
Transport-Container - 0.3%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[5]	59,307,168	59,447,560
MC Ltd.
2021-1, 2.63% due 11/05/35[5]	12,100,000	12,142,265
Total Transport-Container		71,589,825
Infrastructure - 0.1%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[5]	21,462,261	21,664,470
Hotwire Funding LLC
2021-1, 2.66% due 11/20/51[5]	2,275,000	2,265,227
Total Infrastructure		23,929,697
Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	21,400,000	22,141,468
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[5]	79,167	80,195
Total Diversified Payment Rights		22,221,663
Insurance - 0.0%
JGWPT XXIII LLC
2011-1A, 4.70% due 10/15/56[5]	2,681,570	3,006,383
JGWPT XXV LLC
2012-1A, 4.21% due 02/16/65[5]	2,205,255	2,453,052
JGWPT XXIV LLC
2011-2A, 4.94% due 09/15/56[5]	1,914,081	2,212,622
JGWPT XXXI LLC
2014-1A, 3.96% due 03/15/63[5]	1,056,090	1,155,264
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[5]	997,635	1,074,803
JG Wentworth XXXV LLC
2015-2A, 3.87% due 03/15/58[5]	36,247	40,140
Total Insurance		9,942,264
Total Asset-Backed Securities
(Cost $5,811,280,483)		5,800,339,110

U.S. GOVERNMENT SECURITIES†† - 15.3%
U.S. Treasury Notes
1.38% due 11/15/31[11]	2,377,933,000	2,347,837,285
0.75% due 03/31/26	370,000,000	362,975,779
0.25% due 03/15/24	20,000,000	19,760,938
1.25% due 03/31/28	13,000,000	12,884,219
2.00% due 04/30/24	12,460,000	12,797,783
1.50% due 10/31/24	3,820,000	3,879,837
2.25% due 08/15/27	3,370,000	3,535,077
0.50% due 05/31/27	2,600,000	2,489,601
2.13% due 05/15/25	880,000	910,903
U.S. Treasury Bonds
2.00% due 08/15/51[11]	800,000,000	815,500,000
1.88% due 02/15/51	330,000,000	326,493,750
1.88% due 11/15/51	100,000,000	99,687,500
2.88% due 08/15/45	2,630,000	3,087,887
2.38% due 11/15/49	2,300,000	2,526,586
1.38% due 08/15/50	2,450,000	2,146,143
2.75% due 11/15/42	700,000	797,781
U.S. Treasury Strips
due 02/15/51[14,15]	310,000,000	177,100,570
Total U.S. Government Securities
(Cost $4,141,565,763)		4,194,411,639

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.0%
Residential Mortgage-Backed Securities - 6.5%
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60[5,7]	86,238,671	$86,711,086
2021-RPL7, 1.93% (WAC) due 07/27/61[5,7]	73,037,434	72,249,973
2021-RPL4, 1.80% (WAC) due 12/27/60[5,7]	47,807,281	47,798,881
2021-RPL1, 1.67% (WAC) due 09/27/60[5,7]	34,602,636	34,312,068
Legacy Mortgage Asset Trust
2021-GS2, 1.75% due 04/25/61[5,16]	48,146,286	47,726,614
2021-GS3, 1.75% due 07/25/61[5,16]	41,535,940	41,146,607
2021-GS5, 2.25% due 07/25/67[5,16]	28,300,000	28,214,172
PRPM LLC
2021-5, 1.79% due 06/25/26[5,16]	72,807,310	72,103,671
2021-8, 1.74% (WAC) due 09/25/26[5,7]	44,736,289	44,193,852
FKRT
2.21% due 11/30/58†††,9	117,200,000	116,250,680
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[5,16]	77,296,809	76,291,309
2021-HE1, 1.55% (30 Day Average U.S. Secured Overnight Financing Rate + 1.50%, Rate Floor: 0.00%) due 01/25/70[5,7]	7,500,000	7,483,989
LSTAR Securities Investment Ltd.
2021-1, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[7,9]	46,266,691	46,398,921
2021-2, 1.80% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[7,9]	30,975,336	31,065,505
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[5,16]	71,947,483	71,284,192
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36[7]	27,966,551	17,890,583
2007-HE5, 0.44% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 03/25/37[7]	29,677,538	17,011,865
2006-HE6, 0.58% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 09/25/36[7]	24,547,811	11,724,634
2006-HE4, 0.58% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36[7]	9,231,051	6,115,511
2007-HE2, 0.23% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 01/25/37[7]	8,886,291	5,316,695
2007-HE3, 0.21% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 12/25/36[7]	6,210,920	4,066,477
2007-HE6, 0.16% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[7]	2,908,674	2,648,737
2007-NC3, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/37[7]	2,323,984	2,028,634
2007-HE3, 0.23% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36[5,7]	2,262,759	1,643,505
2006-HE6, 0.40% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 09/25/36[7]	3,111,694	1,455,996
Home Equity Loan Trust
2007-FRE1, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[7]	65,284,451	63,249,907
ZH Trust
2021-2, 2.35% due 10/17/27[5]	45,250,000	44,900,987
2021-1, 2.25% due 02/18/27[5]	17,750,000	17,478,780

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.0% (continued)
Residential Mortgage-Backed Securities - 6.5% (continued)
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.23% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36[7]	69,041,166	$51,863,427
2006-WMC4, 0.22% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[7]	12,704,851	8,090,058
2006-WMC3, 0.58% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 08/25/36[7]	2,079,825	1,685,261
Soundview Home Loan Trust
2006-OPT5, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[7]	45,107,969	44,445,274
GSAMP Trust
2007-NC1, 0.23% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[7]	28,149,575	18,630,954
2006-HE8, 0.33% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37[7]	10,107,000	9,514,472
2006-NC2, 0.40% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36[7]	7,061,889	5,060,284
2007-NC1, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/46[7]	6,280,582	4,061,791
Alternative Loan Trust
2007-OA4, 0.44% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 05/25/47[7]	19,102,256	18,331,186
2007-OH3, 0.39% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[7]	7,466,292	7,169,018
2006-43CB, 6.00% (1 Month USD LIBOR + 0.50%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37[7]	6,718,819	4,991,768
2007-OA7, 0.46% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 05/25/47[7]	2,980,094	2,853,594
2007-OH3, 0.32% (1 Month USD LIBOR + 0.22%, Rate Cap/Floor: 10.00%/0.22%) due 09/25/47[7]	742,176	707,911
NovaStar Mortgage Funding Trust Series
2007-2, 0.30% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[7]	31,360,538	30,856,941
2007-1, 0.23% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 11.00%/0.13%) due 03/25/37[7]	3,241,570	2,497,957
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.73% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[7]	26,506,781	26,422,872
2006-BC4, 0.44% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36[7]	3,045,256	3,010,978
2006-BC6, 0.27% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/25/37[7]	260,698	259,213
2006-OPT1, 0.36% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/25/36[7]	62,711	62,552
Citigroup Mortgage Loan Trust, Inc.
2007-AMC1, 0.26% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 12/25/36[5,7]	24,188,940	16,033,622
2007-AMC3, 0.28% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37[7]	7,266,594	6,674,749
2006-WF1, 7.00% due 03/25/36	8,699,563	5,532,828

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.0% (continued)
Residential Mortgage-Backed Securities - 6.5% (continued)
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 0.72% (1 Month USD LIBOR + 0.62%, Rate Floor: 0.62%) due 12/25/35[7]	16,761,000	$16,548,440
2007-ASP1, 0.30% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/37[7]	8,976,768	5,379,146
2007-WM2, 0.31% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[7]	6,917,230	3,956,481
IXIS Real Estate Capital Trust
2007-HE1, 0.21% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37[7]	34,148,145	11,238,711
2006-HE1, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36[7]	12,751,289	8,365,490
2007-HE1, 0.33% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37[7]	6,480,830	2,178,274
2007-HE1, 0.26% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37[7]	6,086,682	2,020,962
2007-HE1, 0.16% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[7]	5,063,838	1,651,838
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR10, 0.44% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36[7]	9,803,337	9,575,782
2006-AR9, 0.91% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46[7]	10,335,949	9,469,228
2006-AR9, 0.92% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[7]	4,534,522	3,930,703
2006-7, 6.92% due 09/25/36	5,589,074	2,209,326
2006-8, 5.77% due 10/25/36	369,143	175,156
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[12]	142,412,335	23,346,138
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50[5,7]	12,023,568	12,072,455
2020-1, 2.41% (WAC) due 02/25/50[5,7]	9,248,898	9,284,665
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61[5,7]	21,305,345	21,306,090
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 0.62% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 02/25/37[7]	33,821,677	14,538,708
2006-HE6, 0.38% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/37[7]	9,454,057	6,333,883
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[7,9]	11,289,794	11,579,931
2019-RM3, 2.80% (WAC) due 06/25/69[7,9]	8,808,514	8,844,830
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[5]	20,000,000	19,844,692
Lehman XS Trust Series
2007-4N, 0.30% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/47[7]	9,786,619	9,991,070
2007-2N, 0.28% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37[7]	5,589,916	5,605,877
2007-15N, 0.35% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.00%) due 08/25/37[7]	1,965,849	1,925,957
2006-10N, 0.52% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46[7]	374,614	388,684
Ameriquest Mortgage Securities Trust
2006-M3, 0.26% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36[7]	28,898,369	12,175,207

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.0% (continued)
Residential Mortgage-Backed Securities - 6.5% (continued)
2006-M3, 0.20% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[7]	12,139,256	$5,068,735
RALI Series Trust
2007-QO4, 0.48% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 05/25/47[7]	4,933,284	4,783,904
2006-QO2, 0.54% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46[7]	16,974,381	4,606,740
2007-QO2, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[7]	8,077,897	3,898,037
2006-QO2, 0.64% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46[7]	5,504,706	1,527,917
2006-QO6, 0.46% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46[7]	4,826,182	1,462,396
2007-QO3, 0.42% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 03/25/47[7]	988,740	943,288
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[7]	15,851,626	15,612,500
ABFC Trust
2007-WMC1, 1.35% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 06/25/37[7]	17,132,090	15,319,186
First NLC Trust
2005-4, 0.88% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36[7]	12,744,103	12,674,790
2005-1, 0.56% (1 Month USD LIBOR + 0.46%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35[7]	2,498,937	2,402,129
Morgan Stanley ABS Capital I Incorporated Trust 2006-HE5
2006-HE5, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 08/25/36[7]	14,526,602	9,044,045
2006-HE5, 0.35% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 08/25/36[7]	8,673,622	5,400,831
Master Asset Backed Securities Trust
2006-WMC4, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36[7]	11,241,500	4,826,182
2006-NC2, 0.58% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 08/25/36[7]	8,339,140	4,293,779
2006-WMC3, 0.26% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[7]	6,037,237	2,684,228
2007-WMC1, 0.26% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 01/25/37[7]	6,252,536	2,386,191
Securitized Asset Backed Receivables LLC Trust
2006-WM4, 0.26% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 11/25/36[7]	31,374,078	11,470,940
2006-HE2, 0.40% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36[7]	3,570,594	1,987,543
HarborView Mortgage Loan Trust
2006-14, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[7]	7,942,349	7,509,092
2006-12, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[7]	6,021,985	5,862,645
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 0.56% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 01/25/37[7]	20,835,581	8,741,091

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.0% (continued)
Residential Mortgage-Backed Securities - 6.5% (continued)
2007-A1, 0.40% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/37[7]	7,901,200	$3,275,699
New Residential Mortgage Loan Trust
2018-1A, 4.00% (WAC) due 12/25/57[5,7]	8,596,036	9,046,162
2018-2A, 3.50% (WAC) due 02/25/58[5,7]	2,059,189	2,111,892
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 0.86% (1 Month USD LIBOR + 0.76%, Rate Floor: 0.76%) due 02/25/36[7]	10,822,347	9,991,094
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36[7]	10,072,000	9,983,690
Long Beach Mortgage Loan Trust
2006-8, 0.42% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36[7]	15,502,001	5,831,994
2006-6, 0.60% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36[7]	4,837,294	2,530,633
2006-8, 0.28% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 09/25/36[7]	4,137,195	1,529,264
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 0.48% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36[7]	9,930,213	9,771,341
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 0.27% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[7]	5,572,485	4,674,634
2007-HE4, 0.35% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[7]	3,866,576	2,892,189
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AR4, 0.36% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 12/25/36[7]	10,559,177	4,833,504
2007-OA2, 0.85% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47[7]	2,469,420	2,457,970
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 0.89% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[7]	5,438,814	4,894,493
2006-AR13, 0.96% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46[7]	1,645,552	1,579,058
2006-AR11, 1.00% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46[7]	795,849	765,177
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66[5,7]	7,108,000	7,005,785
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 0.23% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[5,7]	4,068,776	3,890,068
2007-HE1, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[5,7]	3,202,286	3,097,019
American Home Mortgage Assets Trust
2006-4, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 10/25/46[7]	7,745,867	4,880,985
2006-6, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/46[7]	1,585,470	1,408,483
Impac Secured Assets CMN Owner Trust
2005-2, 0.60% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 03/25/36[7]	6,714,604	6,285,126

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.0% (continued)
Residential Mortgage-Backed Securities - 6.5% (continued)
GSAA Home Equity Trust
2006-5, 0.46% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 03/25/36[7]	13,867,444	$6,189,587
2007-7, 0.64% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37[7]	83,485	83,136
Fremont Home Loan Trust
2006-D, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[7]	11,184,835	5,340,952
Option One Mortgage Loan Trust
2007-2, 0.35% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37[7]	5,486,721	3,467,704
2007-5, 0.32% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 05/25/37[7]	2,386,903	1,814,903
ASG Resecuritization Trust
2010-3, 0.67% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45[5,7]	3,453,189	3,421,704
Finance of America HECM Buyout
2021-HB1, 2.08% (WAC) due 02/25/31[5,7]	2,600,000	2,563,846
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 0.68% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36[7]	2,481,405	2,454,609
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60[5,7]	2,187,448	2,187,035
Countrywide Asset-Backed Certificates
2005-15, 0.55% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 03/25/36[7]	1,500,000	1,488,607
Morgan Stanley Resecuritization Trust
2014-R9, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/26/46[5,7]	1,393,016	1,359,934
Nomura Resecuritization Trust
2015-4R, 2.20% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[5,7]	966,659	956,613
2015-4R, 0.57% (1 Month USD LIBOR + 0.39%, Rate Floor: 0.39%) due 12/26/36[5,7]	150,327	149,629
Structured Asset Investment Loan Trust
2006-3, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36[7]	504,816	498,206
2004-BNC2, 1.30% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 12/25/34[7]	466,675	468,851
Impac Secured Assets Trust
2006-2, 0.44% (1 Month USD LIBOR + 0.34%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36[7]	821,133	741,762
Alliance Bancorp Trust
2007-OA1, 0.34% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[7]	640,759	612,443
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	245,154	247,466
Morgan Stanley Re-REMIC Trust
2010-R5, 2.42% due 06/26/36[5]	154,213	143,560
Irwin Home Equity Loan Trust
2007-1, 6.35% due 08/25/37[5]	3,389	3,433
Total Residential Mortgage-Backed Securities		1,790,894,694
Government Agency - 2.2%
Fannie Mae
2.40% due 03/01/40	27,004,000	26,861,617
3.40% due 02/01/33	25,000,000	26,362,389
3.83% due 05/01/49	19,000,000	21,864,405
2.81% due 09/01/39	20,780,000	21,749,370
4.17% due 02/01/49	16,500,000	19,829,834
2.27% due 10/01/41	16,935,000	16,685,637
4.08% due 04/01/49	12,879,000	15,242,136
3.42% due 09/01/47	12,603,179	14,129,228
due 12/25/43[14,15]	15,016,643	13,543,037

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.0% (continued)
Government Agency - 2.2% (continued)
2.57% due 08/01/51	12,543,441	$12,880,842
2.07% due 10/01/50	13,238,335	12,701,956
4.21% due 10/01/48	9,750,000	11,710,061
2.00% due 09/01/50	11,888,277	11,302,858
2.31% due 10/01/41	9,435,000	9,400,571
3.43% due 03/01/33	8,100,000	8,977,467
1.76% due 08/01/40	9,360,000	8,781,639
2.44% due 10/01/51	8,500,000	8,505,592
2.17% due 03/01/51	8,638,000	8,331,735
2.43% due 12/01/51	7,401,000	7,418,256
2.10% due 07/01/50	7,543,857	7,276,161
3.29% due 03/01/33	6,700,000	7,266,442
4.04% due 08/01/48	6,100,000	7,155,349
3.61% due 04/01/39	6,193,000	7,097,252
2.41% due 12/01/41	7,100,000	6,995,003
2.49% due 12/01/39	6,759,000	6,911,508
2.79% due 01/01/32	6,397,822	6,812,111
3.56% due 02/01/38	6,269,538	6,804,906
due 10/25/43[14,15]	7,498,129	6,765,453
3.05% due 03/01/50	6,072,074	6,457,114
2.51% due 10/01/46	5,776,641	5,825,877
4.07% due 05/01/49	4,726,549	5,481,929
4.27% due 12/01/33	4,533,058	5,296,035
3.16% due 11/01/30	4,837,769	5,165,255
2.17% due 10/01/50	5,212,613	5,068,938
2.99% due 01/01/40	4,429,000	4,747,639
3.71% due 04/01/31	4,200,000	4,729,634
3.76% due 03/01/37	4,000,000	4,672,138
3.37% due 06/01/39	4,067,000	4,650,585
3.50% due 02/01/48	3,908,638	4,404,942
2.54% due 12/01/39	3,734,466	3,872,533
4.24% due 08/01/48	3,400,000	3,847,186
3.92% due 04/01/39	3,198,000	3,757,567
3.29% due 01/01/42	3,500,000	3,504,993
2.42% due 10/01/51	3,489,806	3,494,684
2.96% due 10/01/49	2,869,785	3,091,186
3.94% due 06/01/35	2,600,000	3,034,317
2.50% due 04/01/35	2,852,251	2,949,660
2.34% due 09/01/39	2,784,715	2,828,584
2.62% due 11/01/28	2,600,000	2,740,565
2.86% due 01/01/33	2,524,000	2,734,155
3.26% due 11/01/46	2,404,177	2,622,010
2.92% due 03/01/50	2,373,540	2,544,578
2.51% due 07/01/50	2,394,394	2,451,130
2.62% due 12/01/51	2,353,924	2,422,078
3.51% due 11/01/37	2,150,000	2,390,327
2.69% due 10/01/34	2,258,341	2,258,341
2.68% due 04/01/50	1,936,935	2,052,327
3.17% due 02/01/30	1,750,000	1,924,148
2.77% due 02/01/36	1,751,644	1,870,775
3.46% due 08/01/49	1,685,048	1,868,130
3.50% due 12/01/47	1,686,849	1,805,958
3.08% due 02/01/33	1,300,000	1,424,536
3.74% due 02/01/48	1,252,061	1,418,151
3.27% due 08/01/34	1,267,280	1,379,906
2.32% due 07/01/50	1,380,231	1,369,001
4.05% due 09/01/48	1,156,311	1,335,792
2.25% due 10/01/50	1,273,835	1,255,016
3.13% due 01/01/30	984,763	1,077,676
4.00% due 12/01/38	1,003,101	1,074,044
3.60% due 10/01/47	931,316	1,057,058
2.65% due 12/01/51	1,000,000	1,034,928
3.50% due 12/01/46	946,783	1,006,765
3.96% due 06/01/49	963,122	984,445
4.00% due 08/01/47	873,137	947,644
4.50% due 03/01/48	846,903	908,176
3.18% due 09/01/42	860,055	906,935
4.00% due 01/01/46	779,472	843,898
3.50% due 12/01/45	750,037	804,231
3.63% due 01/01/37	711,272	777,019
3.91% due 07/01/49	675,416	757,269
2.50% due 01/01/35	712,686	738,109
3.36% due 12/01/39	690,818	704,438
2.75% due 11/01/31	622,825	664,281
3.00% due 07/01/46	612,688	643,377
2.56% due 05/01/39	600,000	616,336
4.50% due 02/01/45	412,430	454,539
5.00% due 12/01/44	362,036	402,204
4.33% due 09/01/48	333,963	397,284
4.22% due 04/01/49	315,000	367,971
3.50% due 08/01/43	263,567	283,589
5.00% due 05/01/44	255,043	282,090
4.50% due 05/01/47	241,104	261,480
2.06% due 09/01/36	140,000	137,013
2.28% due 01/01/51	70,772	69,339
Fannie Mae-Aces
1.48% (WAC) due 03/25/35[7,12]	290,092,956	35,721,525
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 11/25/59	13,689,333	13,662,981
2.00% due 05/25/60	10,905,090	10,857,360
Freddie Mac
3.55% due 10/01/33	4,510,514	4,952,703
4.00% due 01/15/46	2,770,376	2,803,071
3.26% due 09/01/45	2,207,756	2,358,099
1.96% due 05/01/50	1,574,633	1,478,292
1.95% due 05/01/50	1,450,654	1,363,089
3.50% due 01/01/44	1,027,482	1,106,573
3.40% due 04/01/31	978,779	1,091,036
4.00% due 02/01/46	825,050	896,173
4.00% due 11/01/45	643,851	699,392
3.00% due 08/01/46	639,467	671,817
4.50% due 06/01/48	411,413	442,159
FARM Mortgage Trust
2.18% (WAC) due 01/25/51†††,5,7	11,983,813	11,949,919
Freddie Mac Multifamily ML Certificates Revenue Bonds
2.49% due 07/25/35	6,813,820	7,161,762
Fannie Mae
2.52% due 01/01/42†††	5,350,000	5,460,458
FREMF Mortgage Trust
0.13% due 05/25/46[5,12]	703,819,667	636,323

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.0% (continued)
Government Agency - 2.2% (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
0.52% (WAC) due 12/25/24[7,12]	42,468,556	$603,559
Total Government Agency		586,228,964
Commercial Mortgage Backed Securities - 1.3%
BX Commercial Mortgage Trust
2021-VOLT, 2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36[5,7]	60,050,000	59,519,753
2021-VOLT, 1.76% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36[5,7]	52,000,000	51,540,731
2019-XL, 2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/15/36[5,7]	6,162,500	6,127,850
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 1.95% (1 Month USD LIBOR + 1.84%, Rate Floor: 1.84%) due 06/15/38[5,7]	14,350,000	14,269,258
2016-JP3, 3.45% (WAC) due 08/15/49[7]	10,290,000	10,248,950
2016-JP3, 1.40% (WAC) due 08/15/49[7,12]	64,629,466	3,371,260
Life Mortgage Trust
2021-BMR, 2.46% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 03/15/38[5,7]	19,500,000	19,450,103
2021-BMR, 1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/38[5,7]	5,250,000	5,197,304
Citigroup Commercial Mortgage Trust
2019-GC43, 0.63% (WAC) due 11/10/52[7,12]	219,213,794	9,173,527
2019-GC41, 1.06% (WAC) due 08/10/56[7,12]	104,514,237	6,538,829
2016-C2, 1.74% (WAC) due 08/10/49[7,12]	33,109,625	2,140,749
2016-P4, 1.90% (WAC) due 07/10/49[7,12]	29,139,344	2,032,064
2016-P5, 1.39% (WAC) due 10/10/49[7,12]	25,772,837	1,432,173
2016-GC37, 1.69% (WAC) due 04/10/49[7,12]	19,424,295	1,132,244
2015-GC35, 0.72% (WAC) due 11/10/48[7,12]	28,871,796	697,961
2015-GC29, 1.02% (WAC) due 04/10/48[7,12]	18,785,161	532,963
2016-C3, 1.08% (WAC) due 11/15/49[7,12]	10,367,676	437,722
2013-GC15, 4.37% (WAC) due 09/10/46[7]	380,000	397,676
Extended Stay America Trust
2021-ESH, 2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38[5,7]	12,435,306	12,435,294
2021-ESH, 1.81% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/15/38[5,7]	6,416,618	6,416,614
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.02% (WAC) due 07/15/50[7,12]	70,632,223	3,042,518
2016-BNK1, 1.72% (WAC) due 08/15/49[7,12]	35,597,250	2,298,821
2017-RB1, 1.18% (WAC) due 03/15/50[7,12]	35,402,904	1,847,419
2016-C35, 1.89% (WAC) due 07/15/48[7,12]	23,792,387	1,646,057
2017-C42, 0.88% (WAC) due 12/15/50[7,12]	34,772,907	1,585,224
2016-C32, 4.71% (WAC) due 01/15/59[7]	1,400,000	1,504,643
2015-NXS4, 1.03% (WAC) due 12/15/48[7,12]	38,758,204	1,302,892
2017-RC1, 1.46% (WAC) due 01/15/60[7,12]	21,677,979	1,276,516
2016-NXS5, 1.43% (WAC) due 01/15/59[7,12]	23,313,583	1,091,465
2015-P2, 0.96% (WAC) due 12/15/48[7,12]	26,023,941	880,523
2015-C30, 0.89% (WAC) due 09/15/58[7,12]	29,736,794	822,787
2016-C37, 0.81% (WAC) due 12/15/49[7,12]	12,017,326	391,766
2015-NXS1, 1.09% (WAC) due 05/15/48[7,12]	8,689,989	243,580
GS Mortgage Securities Trust
2020-GC45, 0.67% (WAC) due 02/13/53[7,12]	153,759,710	6,814,846

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.0% (continued)
Commercial Mortgage Backed Securities - 1.3% (continued)
2019-GC42, 0.81% (WAC) due 09/01/52[7,12]	69,603,383	$3,619,884
2017-GS6, 1.02% (WAC) due 05/10/50[7,12]	41,855,624	2,042,421
2017-GS6, 3.87% due 05/10/50	521,000	557,753
2015-GC28, 0.99% (WAC) due 02/10/48[7,12]	15,483,843	398,220
JPMDB Commercial Mortgage Securities Trust
2017-C7, 0.85% (WAC) due 10/15/50[7,12]	131,505,822	5,177,305
2016-C4, 3.64% (WAC) due 12/15/49[7]	2,650,000	2,727,596
2016-C4, 0.76% (WAC) due 12/15/49[7,12]	82,917,499	2,675,001
2016-C2, 1.55% (WAC) due 06/15/49[7,12]	26,337,141	1,305,000
2017-C5, 0.94% (WAC) due 03/15/50[7,12]	8,184,946	323,112
COMM Mortgage Trust
2018-COR3, 0.44% (WAC) due 05/10/51[7,12]	196,887,065	4,949,445
2015-CR26, 0.92% (WAC) due 10/10/48[7,12]	81,844,421	2,357,897
2015-CR24, 0.75% (WAC) due 08/10/48[7,12]	45,535,454	1,067,738
2015-CR23, 0.88% (WAC) due 05/10/48[7,12]	39,877,491	964,605
2015-CR27, 0.91% (WAC) due 10/10/48[7,12]	26,335,402	792,993
2015-CR23, 3.80% due 05/10/48	700,000	741,448
2013-CR13, 0.74% (WAC) due 11/10/46[7,12]	35,514,565	450,623
2014-LC15, 1.06% (WAC) due 04/10/47[7,12]	9,324,946	177,480
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37[5,7]	5,350,000	5,374,812
2020-DUNE, 1.46% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36[5,7]	3,750,000	3,744,660
2020-DUNE, 2.01% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36[5,7]	1,000,000	991,250
Benchmark Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62[7,12]	109,126,194	4,785,969
2018-B2, 0.41% (WAC) due 02/15/51[7,12]	130,568,791	2,370,959
2018-B6, 0.41% (WAC) due 10/10/51[7,12]	60,860,088	1,232,539
2018-B6, 4.61% (WAC) due 10/10/51[7]	750,000	826,406
DBGS Mortgage Trust
2018-C1, 4.63% (WAC) due 10/15/51[7]	7,588,000	8,495,000
JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH
2021-NYAH, 2.30% (1 Month USD LIBOR + 2.19%, Rate Floor: 2.19%) due 06/15/38[5,7]	8,000,000	7,950,166
CSAIL Commercial Mortgage Trust
2019-C15, 1.04% (WAC) due 03/15/52[7,12]	95,054,547	5,472,594
2015-C1, 0.82% (WAC) due 04/15/50[7,12]	50,172,416	1,022,439
2016-C6, 1.87% (WAC) due 01/15/49[7,12]	5,031,407	337,400
BANK
2020-BN25, 0.44% (WAC) due 01/15/63[7,12]	140,000,000	4,710,104
2017-BNK6, 0.80% (WAC) due 07/15/60[7,12]	41,958,299	1,434,676
2017-BNK4, 1.38% (WAC) due 05/15/50[7,12]	12,723,478	664,587
KKR Industrial Portfolio Trust
2021-KDIP, 1.66% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 12/15/37[5,7]	6,562,500	6,471,988
Benchmark Mortgage Trust
2020-IG3, 3.13% (WAC) due 09/15/48[5,7]	5,232,000	5,083,378
UBS Commercial Mortgage Trust
2017-C2, 1.05% (WAC) due 08/15/50[7,12]	49,837,165	2,206,735
2017-C5, 0.99% (WAC) due 11/15/50[7,12]	52,898,754	2,137,856
CD Mortgage Trust
2017-CD6, 0.92% (WAC) due 11/13/50[7,12]	44,736,513	1,621,547
2016-CD1, 1.39% (WAC) due 08/10/49[7,12]	31,394,301	1,590,705
2016-CD2, 0.57% (WAC) due 11/10/49[7,12]	30,119,915	682,960
CD Commercial Mortgage Trust
2017-CD4, 1.27% (WAC) due 05/10/50[7,12]	31,439,769	1,499,513

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.0% (continued)
Commercial Mortgage Backed Securities - 1.3% (continued)
2017-CD3, 0.98% (WAC) due 02/10/50[7,12]	32,706,034	$1,388,280
BBCMS Mortgage Trust
2018-C2, 0.76% (WAC) due 12/15/51[7,12]	57,854,720	2,651,412
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.13% (WAC) due 07/15/50[7,12]	56,964,126	2,347,315
CGMS Commercial Mortgage Trust
2017-B1, 0.81% (WAC) due 08/15/50[7,12]	64,792,954	2,256,680
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.15% (WAC) due 02/15/48[7,12]	68,712,606	2,094,711
2013-C12, 0.45% (WAC) due 07/15/45[7,12]	33,457,105	157,202
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.88% (WAC) due 12/15/47[7,12]	63,709,641	1,681,903
CFCRE Commercial Mortgage Trust
2016-C3, 0.99% (WAC) due 01/10/48[7,12]	37,776,671	1,319,294
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.09% (WAC) due 02/15/50[7,12]	23,606,311	1,003,037
DBJPM Mortgage Trust
2017-C6, 0.97% (WAC) due 06/10/50[7,12]	23,040,947	841,976
SG Commercial Mortgage Securities Trust
2016-C5, 1.90% (WAC) due 10/10/48[7,12]	5,662,539	335,260
Morgan Stanley Capital I Trust
2016-UBS9, 4.76% (WAC) due 03/15/49[7]	275,000	284,225
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000	228,750
WFRBS Commercial Mortgage Trust
2013-C12, 1.09% (WAC) due 03/15/48[5,7,12]	5,333,486	51,172
Total Commercial Mortgage Backed Securities		355,520,063
Military Housing - 1.0%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55†††,5,7	113,879,296	134,649,876
2015-R1, 4.44% (WAC) due 11/25/52†††,5,7	21,725,748	24,547,204
2015-R1, 4.32% (WAC) due 10/25/52†††,5,7	13,500,265	15,271,756
2015-R1, 0.70% (WAC) due 11/25/55†††,5,7,12	171,474,647	13,134,190
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,5	12,844,194	13,869,502
2008-AMCW, 6.90% due 07/10/55†††,5	8,194,560	11,161,563
2007-AETC, 5.75% due 02/10/52†††,5	7,290,699	7,983,836
2007-ROBS, 6.06% due 10/10/52†††,5	4,603,306	5,071,375
2006-RILY, 2.09% (1 Month USD LIBOR + 0.37%, Rate Floor: 0.37%) due 07/10/51†††,5,7	6,888,006	4,041,189
2007-AET2, 6.06% due 10/10/52†††,5	3,024,037	3,428,762
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,5	21,855,476	26,055,745
2005-DRUM, 5.47% due 05/10/50†††,5	4,454,438	4,748,324
2002-MEAD, 6.85% due 05/10/37†††,5	3,266,215	4,097,173
2005-BLIS, 5.25% due 07/10/50†††,5	2,500,000	2,864,676
Total Military Housing		270,925,171
Total Collateralized Mortgage Obligations
(Cost $3,007,725,928)		3,003,568,892

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 7.4%
Consumer, Cyclical - 1.5%
MB2 Dental Solutions LLC
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	48,355,810		$47,537,583
7.11% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	15,980,575		15,710,169
Verisure Holding AB
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	30,010,000	33,911,915
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/20/26	EUR	6,890,000	7,789,920
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	36,392,379		36,128,534
BGIS (BIFM CA Buyer, Inc.)
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/26	32,717,985		32,390,805
Zephyr Bidco Ltd.
4.93% (1 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	23,950,000	31,970,473
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	28,578,375		28,578,375
CNT Holdings I Corp.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/08/27	24,128,750		24,124,407
Pacific Bells, LLC
5.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 11/10/28	22,911,340		22,796,784
Flamingo
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/27/28	EUR	18,600,000	20,991,277
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	20,149,500		20,162,194
Loire Finco Luxembourg SARL
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/27	19,552,619		19,430,415
BCP V Modular Services Holdings IV Ltd.
due 10/06/28	EUR	14,800,000	16,827,755
New Trojan Parent, Inc.
3.75% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28	13,979,750		13,912,787
Adevinta ASA
3.00% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 06/26/28	EUR	11,000,000	12,550,569
Truck Hero, Inc.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 01/31/28	8,932,500		8,874,617
PAI Holdco, Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/28/27	5,111,375		5,098,596
Power Solutions (Panther)
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	3,931,066		3,904,531
SP PF Buyer LLC
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	3,365,394		3,258,139
Cast & Crew Payroll LLC
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/09/26	1,222,309		1,220,561
1011778 BC Unlimited Liability Co.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	1,030,596		1,015,138
OEConnection LLC
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/25/26	846,623		842,746

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 7.4% (continued)
Consumer, Cyclical - 1.5% (continued)
Rent-A-Center, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	496,250		$494,702
Total Consumer, Cyclical			409,522,992
Industrial - 1.4%
United Airlines, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	40,894,500		40,950,117
American Bath Group LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	34,084,698		33,897,232
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	30,500,000		32,120,465
Berry Global, Inc.
1.86% (2 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	24,306,026		24,129,807
IFCO Management GmbH
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/29/26	EUR	19,870,000	22,481,557
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	20,345,893		21,490,349
TransDigm, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	14,763,926		14,548,077
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	5,783,448		5,699,298
Merlin Buyer, Inc.
4.50% (3 Month USD SOFR + 4.00%, Rate Floor: 4.50%) due 12/10/28	20,150,000		20,049,250
DiversiTech Holdings
due 12/14/28	17,607,143		17,574,217
TK Elevator Midco GmbH
4.00% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	12,721,981		12,720,200
3.63% (3 Month EURIBOR + 3.63%, Rate Floor: 3.63%) due 07/30/27	EUR	3,000,000	3,398,702
AI Convoy Luxembourg SARL
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/18/27	EUR	13,593,008	15,331,904
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	14,934,536		14,859,864
Air Canada
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	13,150,000		13,095,953
Fugue Finance BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 08/30/24	EUR	10,500,000	11,785,844
Service Logic Acquisition, Inc.
4.75% (2 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27†††	11,543,581		11,500,293
Hillman Group, Inc.
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/14/28	10,776,315		10,722,434
Filtration Group Corp.
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR	7,948,042	9,008,776
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	1,647,800		1,631,832
CapStone Acquisition Holdings, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27	8,706,359		8,695,476
TricorBraun Holdings, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	7,514,526		7,453,959

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 7.4% (continued)
Industrial - 1.4% (continued)
DXP Enterprises, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/23/27	5,955,000		$5,910,337
YAK MAT (YAK ACCESS LLC)
10.21% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	7,240,000		4,706,000
Charter Next Generation, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	4,257,000		4,262,321
Dispatch Terra Acquisition LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	3,883,913		3,874,203
Berlin Packaging LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 03/13/28	2,900,000		2,894,200
Anchor Packaging LLC
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/18/26	1,948,264		1,923,910
CHI Overhead Doors, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 07/31/25	1,431,875		1,431,431
Fly Funding II SARL
1.90% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/11/25	627,826		612,325
CPG International LLC
3.25% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 05/05/24	508,112		507,670
BWAY Holding Co.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	122,751		120,997
API Heat Transfer
12.00% (in-kind rate was 12.00%) due 01/01/24†††,17	48,843		15,874
12.00% (in-kind rate was 12.00%) due 10/02/23†††,17	8,981		6,287
Total Industrial			379,411,161
Consumer, Non-cyclical - 1.4%
Quirch Foods Holdings LLC
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/27/27†††	38,814,234		38,911,270
Bombardier Recreational Products, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	33,742,424		33,294,325
PetIQ LLC
4.75% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††	28,755,500		28,539,834
National Mentor Holdings, Inc.
4.50% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	28,742,687		28,399,499
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	22,096,576		22,124,197
Nidda Healthcare Holding GmbH
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	18,276,306	20,596,007
Sunshine Investments BV
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 03/28/25	EUR	18,059,706	20,248,500
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	19,623,525		19,574,467

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 7.4% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Mission Veterinary Partners
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	19,251,750		$19,155,491
Sigma Holding BV (Flora Food)
3.50% ((1 Month EURIBOR + 3.50%) and (6 Month EURIBOR + 3.50%), Rate Floor: 3.50%)due 07/02/25	EUR	17,000,000	18,752,641
Women's Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/15/28	16,260,890		16,203,977
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	14,664,375		14,627,714
Endo Luxembourg Finance Company I SARL
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28	12,505,500		12,136,588
Medline Borrower LP
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28	9,000,000		8,996,040
Avantor Funding, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 11/08/27	7,723,643		7,713,988
Confluent Health LLC
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 11/30/28	7,695,133		7,682,282
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	7,443,750		7,413,528
SCP Eye Care Services LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28	7,311,222		7,315,828
Elanco Animal Health, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	6,743,793		6,648,976
IQVIA, Inc.
2.00% (3 Month EURIBOR + 2.00%, Rate Floor: 2.00%) due 03/07/24	EUR	4,683,039	5,282,707
Elsan SAS
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/16/28	EUR	4,500,000	5,107,428
Pearl Intermediate Parent LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	4,800,000		4,794,000
Midwest Physician Administrative Services
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/12/28	4,081,221		4,052,081
Spectrum Brands, Inc.
2.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 03/03/28	3,970,000		3,955,112
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	3,215,700		3,114,212
Callaway Golf Company
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 01/02/26	2,497,594		2,498,643
Hostess Brands LLC
3.00% ((1 Month USD LIBOR + 2.25%) and (3 Month USD LIBOR + 2.25%), Rate Floor: 3.00%) due 08/03/25	819,520		816,365
Aveanna Healthcare LLC
5.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/17/28	486,792		483,838

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 7.4% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Atkins Nutritionals, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/07/24	135,799		$136,689
Total Consumer, Non-cyclical			368,576,227
Financial - 1.3%
Citadel Securities, LP
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/02/28	62,527,500		62,089,182
Jane Street Group LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	37,045,634		36,729,265
Trans Union LLC
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28	34,100,000		33,989,175
USI, Inc.
3.47% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26	19,798,183		19,646,134
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	6,438,742		6,384,721
Nexus Buyer LLC
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	25,791,431		25,648,547
Higginbotham
6.25% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/25/26†††	23,995,172		23,702,055
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	22,850,000		22,792,875
Alter Domus
4.06% (3 Month USD SOFR + 3.75%, Rate Floor: 3.75%) due 02/17/28	20,785,550		20,724,856
Orion Advisor Solutions, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/24/27	17,504,102		17,520,556
HUB International Ltd.
2.87% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	14,734,754		14,553,959
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	13,299,519		13,188,734
Cross Financial Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27	12,059,027		12,114,257
Jones Deslauriers Insurance Management, Inc.
5.00% (3 Month Canada Bankers Acceptances + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD	11,943,565	9,389,001
8.00% (3 Month Canada Bankers Acceptances + 7.50%, Rate Floor: 8.00%) due 03/26/29	CAD	3,171,000	2,517,851
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	11,173,870		11,145,935
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	10,196,742		10,201,534
Franchise Group, Inc.
4.95% (3 Month USD SOFR + 4.75%, Rate Floor: 4.75%) due 11/22/23†††	9,008,006		8,962,966
Alliant Holdings Intermediate LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	8,126,169		8,038,407
NFP Corp.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	7,611,495		7,479,512
Total Financial			366,819,522
Technology - 0.9%
Datix Bidco Ltd.
4.96% (6 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	45,800,000	61,645,006

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 7.4% (continued)
Technology - 0.9% (continued)
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	33,596,125		$33,584,030
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	29,650,500		29,638,047
Team.Blue Finco SARL
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/27/28	EUR	22,750,000	25,839,276
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27	23,133,750		23,075,916
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	12,518,625		12,529,015
Project Boost Purchaser LLC
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 05/29/26	6,368,000		6,362,715
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	4,662,478		4,656,650
Boxer Parent Co., Inc.
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/02/25	EUR	8,260,686	9,397,376
Aston FinCo SARL
4.99% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP	5,771,000	7,653,277
4.35% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26	637,640		632,590
Transact Holdings, Inc.
4.85% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	7,285,512		7,216,300
Sportradar Capital SARL
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/27	EUR	5,300,000	6,023,139
Navicure, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26	5,635,950		5,626,538
Storable, Inc.
3.75% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 04/17/28	5,000,000		4,981,250
Paya Holdings III, LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/25/28†††	3,400,000		3,383,000
Emerald TopCo, Inc. (Press Ganey)
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	1,208,350		1,201,934
TIBCO Software, Inc.
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	886,500		879,062
Total Technology			244,325,121
Basic Materials - 0.3%
INEOS Ltd.
2.75% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	31,100,000	35,102,921
Illuminate Buyer LLC
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	26,919,019		26,732,201
GrafTech Finance, Inc.
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25	15,026,547		15,007,764
Trinseo Materials Operating S.C.A.
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28	11,044,500		10,959,678

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 7.4% (continued)
Basic Materials - 0.3% (continued)
W.R. Grace Holdings LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 09/22/28	1,250,000	$1,250,938
Total Basic Materials		89,053,502
Communications - 0.3%
Syndigo LLC
5.25% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††	24,713,250	24,651,467
UPC Broadband Holding BV
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29	19,200,000	19,123,968
McGraw Hill LLC
5.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	18,703,125	18,598,014
Xplornet Communications, Inc.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	10,000,000	9,979,200
Authentic Brands
due 12/10/28†††	2,602,985	2,589,970
Radiate Holdco LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26	2,465,742	2,455,731
Zayo Group Holdings, Inc.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,652,094	1,628,684
Authentic Brands
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	1,023,145	1,018,397
Internet Brands, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	756,875	752,523
Flight Bidco, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	739,722	728,627
Communications - 0.3% (continued)
SFR Group S.A.
3.81% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26	619,320	613,282
Telenet Financing USD LLC
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/30/28	620,000	608,375
Total Communications		82,748,238
Utilities - 0.2%
Hamilton Projects Acquiror LLC
6.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27	53,260,095	53,182,335
Energy - 0.1%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	13,409,393	13,328,936
Venture Global Calcasieu Pass LLC
2.48% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	9,079,784	8,988,986
Lotus Midstream, LLC
3.34% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 09/29/25	546,159	544,794
Total Energy		22,862,716
Total Senior Floating Rate Interests
(Cost $2,023,034,877)		2,016,501,814

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
FEDERAL AGENCY BONDS†† - 2.5%
Tennessee Valley Authority
4.25% due 09/15/65	138,205,000	$201,673,038
4.63% due 09/15/60	42,258,000	64,689,331
5.38% due 04/01/56	8,960,000	14,746,368
due 03/15/33[12,14]	3,000,000	2,395,638
due 01/15/28[12,14]	2,011,000	1,828,727
due 03/15/35[12,14]	1,142,000	846,785
due 09/15/53[12,14]	1,612,000	684,557
due 09/15/55[12,14]	1,612,000	644,250
due 09/15/56[12,14]	1,612,000	624,811
due 03/15/57[12,14]	1,612,000	616,335
due 09/15/57[12,14]	1,612,000	607,975
due 09/15/58[12,14]	1,612,000	589,457
due 03/15/59[12,14]	1,612,000	581,432
due 09/15/59[12,14]	1,612,000	573,517
due 09/15/60[12,14]	1,612,000	555,884
due 09/15/54[12,14]	1,020,000	421,610
due 03/15/61[12,14]	1,020,000	346,933
due 09/15/61[12,14]	1,020,000	342,193
due 09/15/62[12,14]	1,020,000	332,908
due 03/15/63[12,14]	1,020,000	328,359
due 09/15/63[12,14]	1,020,000	323,873
due 09/15/64[12,14]	1,020,000	313,761
due 03/15/65[12,14]	1,020,000	309,459
due 09/15/65[12,14]	1,020,000	303,904
Freddie Mac Principal Strips
due 07/15/32[12,14]	123,250,000	101,109,493
Fannie Mae Principal Strips
due 07/15/37[14,15]	84,825,000	60,197,758
due 11/15/30[14,15]	37,570,000	32,167,246
due 08/06/38[14]	5,850,000	4,022,548
Tennessee Valley Authority Principal Strips
due 01/15/48[14,15]	38,400,000	19,349,760
due 12/15/42[14,15]	23,785,000	13,872,554
due 01/15/38[14,15]	15,800,000	10,675,807
due 09/15/65[14,15]	3,500,000	1,042,808
due 09/15/39[14,15]	570,000	365,182
due 04/01/56[14,15]	540,000	212,641
Federal Farm Credit Bank
2.43% due 01/29/37	13,720,000	14,335,040
3.58% due 04/11/47	4,900,000	5,980,127
2.00% due 05/14/40	3,000,000	2,816,283
2.04% due 12/22/45	2,870,000	2,598,751
2.60% due 06/28/39	2,000,000	1,993,138
1.99% due 07/30/40	2,000,000	1,857,108
3.11% due 08/05/48	1,500,000	1,714,770
3.79% due 05/18/44	1,000,000	1,251,060
2.90% due 12/09/41	720,000	716,695
2.59% due 12/30/41	180,000	178,755
2.88% due 10/01/40	100,000	109,323
3.67% due 02/26/44	70,000	86,129
Freddie Mac Coupon Strips
due 03/15/30[12,14]	12,050,000	10,472,281
due 07/15/30[12,14]	8,600,000	7,418,919
due 01/15/31[12,14]	7,750,000	6,616,167
due 09/15/30[12,14]	2,906,000	2,497,527
due 03/15/31[12,14]	2,500,000	2,124,152
due 07/15/31[12,14]	1,800,000	1,517,517
due 01/15/30[12,14]	1,050,000	915,858
Freddie Mac
due 01/02/34[14]	18,000,000	14,179,140
due 11/15/38[14]	11,265,000	7,646,874
due 09/15/36[14]	7,355,000	5,347,556
2.05% due 08/19/50	2,010,000	1,753,339
2.02% due 10/05/45	720,000	650,211
U.S. International Development Finance Corp.
3.17% due 10/05/34	10,751,015	11,697,128
1.79% due 10/15/29	8,847,691	8,957,241
Fannie Mae
due 01/15/32[14]	9,413,000	7,818,259
due 07/15/32[14]	3,963,000	3,247,698
due 01/15/35[14]	2,250,000	1,720,633
due 02/06/33[14]	1,456,000	1,175,499
due 01/15/33[14]	1,450,000	1,171,973
Federal Home Loan Bank
3.63% due 06/22/43	4,850,000	5,922,980
3.25% due 06/10/39	4,500,000	5,165,725
2.69% due 09/26/34	1,350,000	1,359,503
Resolution Funding Corporation Principal
due 01/15/30[14,15]	1,950,000	1,698,195
due 04/15/30[14,15]	725,000	627,148
Total Federal Agency Bonds
(Cost $624,408,893)		683,035,604

MUNICIPAL BONDS†† - 1.0%
New York - 0.5%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	40,000,000	42,392,768
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51	42,000,000	41,771,898
New York Power Authority Revenue Bonds
2.82% due 11/15/39	16,500,000	16,832,879
Total New York		100,997,545
California - 0.1%
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	8,276,319
2.55% due 01/01/40	3,600,000	3,569,989
Oakland Unified School District/Alameda County General Obligation Unlimited
2.87% due 08/01/35	7,405,000	7,591,003
3.12% due 08/01/40	600,000	610,259
San Mateo Foster City School District General Obligation Unlimited
3.06% due 08/01/44	6,125,000	6,230,242
Cypress School District General Obligation Unlimited
due 08/01/48[14]	14,450,000	6,192,442
California State University Revenue Bonds
2.98% due 11/01/51	5,000,000	5,099,800
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/45[14]	8,565,000	3,801,005
due 08/01/43[14]	1,900,000	918,784
due 08/01/46[14]	800,000	340,008
San Bernardino Community College District General Obligation Unlimited
due 08/01/44[14]	4,750,000	2,500,385

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
MUNICIPAL BONDS†† - 1.0% (continued)
California - 0.1% (continued)
Upland Unified School District General Obligation Unlimited
due 08/01/50[14]	5,040,000	$2,332,526
San Marcos Unified School District General Obligation Unlimited
due 08/01/47[14]	3,600,000	1,959,538
Hillsborough City School District General Obligation Unlimited
due 09/01/37[14]	1,000,000	636,660
due 09/01/39[14]	1,000,000	580,664
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	1,192,210
Wiseburn School District General Obligation Unlimited
due 08/01/34[14]	900,000	703,987
Santa Ana Unified School District General Obligation Unlimited
due 08/01/35[14]	700,000	535,754
Total California		53,071,575
Texas - 0.2%
Dallas Fort Worth International Airport Revenue Bonds
3.09% due 11/01/40	13,800,000	14,143,474
City of San Antonio Texas Electric & Gas Systems Revenue Bonds
2.91% due 02/01/48	10,500,000	10,563,205
Wylie Independent School District General Obligation Unlimited
due 08/15/46[14]	8,885,000	3,569,778
due 08/15/43[14]	3,555,000	1,628,969
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	3,150,492
Central Texas Regional Mobility Authority Revenue Bonds
3.17% due 01/01/41	3,000,000	3,032,397
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	2,589,580
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[14]	2,850,000	1,098,713
due 11/15/41[14]	1,500,000	711,874
Texas - 0.2% (continued)
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
3.34% due 11/15/37	1,500,000	1,578,976
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,300,000	1,329,446
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,000,000	1,007,208
Total Texas		44,404,112
Ohio - 0.1%
Northeast Ohio Regional Sewer District Revenue Bonds
3.30% due 11/15/49	10,750,000	11,232,541
Ohio Turnpike & Infrastructure Commission Revenue Bonds
3.20% due 02/15/48	5,200,000	5,383,382
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	4,000,000	4,054,588
Total Ohio		20,670,511
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,850,000	7,077,330
6.63% due 02/01/35	1,820,000	2,293,430
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	6,359,629
Total Illinois		15,730,389
Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	11,800,000	11,806,072
Alabama - 0.0%
Auburn University Revenue Bonds
2.68% due 06/01/50	6,500,000	6,389,565
North Carolina - 0.0%
Inlivian Revenue Bonds
3.02% due 01/01/38	4,125,000	4,140,868
Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	2,514,055
Arizona - 0.0%
Northern Arizona University Revenue Bonds
3.09% due 08/01/39	2,350,000	2,483,401

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
MUNICIPAL BONDS†† - 1.0% (continued)
Florida - 0.0%
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[14]	4,100,000		$2,430,387
Oklahoma - 0.0%
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45	1,000,000		965,108
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000		522,025
Total Oklahoma			1,487,133
Pennsylvania - 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[14]	995,000		628,165
due 01/01/37[14]	570,000		407,242
Total Pennsylvania			1,035,407
Idaho - 0.0%
Boise State University Revenue Bonds
3.06% due 04/01/40	250,000		258,041
Total Municipal Bonds
(Cost $255,423,174)			267,419,061

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 04/16/50	22,700,000		25,004,277
Bermuda Government International Bond
3.38% due 08/20/50[5]	8,400,000		8,389,500
Total Foreign Government Debt
(Cost $33,860,262)			33,393,777

SENIOR FIXED RATE INTERESTS††† - 0.0%
Industrial - 0.0%
CTL Logistics
2.65% due 10/10/42	7,057,887		6,775,045
Total Senior Fixed Rate Interests
(Cost $7,057,888)			6,775,045

FEDERAL AGENCY NOTES†† - 0.0%
Federal Farm Credit Bank
2.48% due 11/17/36	1,650,000		1,636,091
2.69% due 11/29/41	1,080,000		1,071,766
2.59% due 08/24/46	140,000		134,410
Federal Home Loan Bank
2.45% due 08/16/41	540,000		525,506
Freddie Mac
2.25% due 09/15/50	360,000		324,415
Total Federal Agency Notes
(Cost $3,749,573)			3,692,188

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.1%
Call Options on:
Interest Rate Options
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	6,229,100,000	12,084,454
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	1,402,500,000	2,720,850
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	1,880,100,000	2,049,309
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	630,100,000	686,809
Total OTC Options Purchased
(Cost $23,214,540)			17,541,422
Total Investments - 104.6%
(Cost $28,194,656,593)			$28,654,157,381

LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $391,352)	142		$(24,850)
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $402,376)	146		(32,485)
Total Listed Options Written
(Premiums received $304,075)			(57,335)
Other Assets & Liabilities, net - (4.6)%			(1,253,556,081)
Total Net Assets - 100.0%			$27,400,543,965

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.45%	Quarterly	07/13/27	$300,000,000	$15,225,486	$1,657	$15,223,829
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.22%	Quarterly	07/13/23	500,000,000	4,070,735	788	4,069,947
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.34%	Annually	09/30/31	300,000,000	885,579	(69,018)	954,597
								$20,181,800	$(66,573)	$20,248,373

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Buy	239,980,850	65,373,467 USD	01/31/22	$12,099,605
Goldman Sachs International	ILS	Buy	67,282,219	18,074,471 USD	08/01/22	3,782,529
Goldman Sachs International	ILS	Buy	28,886,625	7,727,829 USD	11/30/22	1,696,981
Goldman Sachs International	EUR	Sell	21,210,000	24,162,156 USD	03/31/22	(29,201)
Barclays Bank plc	CAD	Sell	11,858,000	9,226,760 USD	01/14/22	(153,622)
Goldman Sachs International	ILS	Sell	28,886,625	8,761,488 USD	11/30/22	(663,323)
Goldman Sachs International	ILS	Sell	67,282,219	20,296,295 USD	08/01/22	(1,560,705)
Bank of America, N.A.	ILS	Sell	75,749,000	22,457,456 USD	01/31/22	(1,996,610)
JPMorgan Chase Bank, N.A.	GBP	Sell	80,565,000	106,563,003 USD	01/14/22	(2,387,632)
Goldman Sachs International	ILS	Sell	164,231,850	48,573,459 USD	01/31/22	(4,445,547)
Morgan Stanley Capital Services LLC	EUR	Sell	412,400,000	464,785,110 USD	01/14/22	(4,804,705)
						$1,537,770

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	All or a portion of this security is pledged as listed options collateral at December 31, 2021.
[3]	Affiliated issuer.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $11,314,735,357 (cost $11,244,960,954), or 41.3% of total net assets.
[6]	Rate indicated is the 7-day yield as of December 31, 2021.
[7]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[8]	Perpetual maturity.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $539,753,028 (cost $540,516,265), or 2.0% of total net assets — See Note 6.
[10]	Security is in default of interest and/or principal obligations.
[11]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At December 31, 2021, the total market value of segregated or earmarked securities was $3,219,295,158 — See Note 2.
[12]	Security is an interest-only strip.
[13]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[14]	Zero coupon rate security.
[15]	Security is a principal-only strip.
[16]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2021. See table below for additional step information for each security.
[17]	Payment-in-kind security.

BofA — Bank of America

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

ILS — Israeli New Shekel

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL —  Société à Responsabilité Limitée

SOFR  — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$272,931,278	$—	$529		$272,931,807
Preferred Stocks	—	1,286,009,462	—	*	1,286,009,462
Warrants	3,353,683	—	—		3,353,683
Mutual Funds	68,649,144	—	—		68,649,144
Closed-End Funds	16,800,977	—	—		16,800,977
Money Market Fund	58,454,523	—	—		58,454,523
Corporate Bonds	—	10,296,088,028	625,191,205		10,921,279,233
Asset-Backed Securities	—	5,133,296,825	667,042,285		5,800,339,110
U.S. Government Securities	—	4,194,411,639	—		4,194,411,639
Collateralized Mortgage Obligations	—	2,598,982,664	404,586,228		3,003,568,892
Senior Floating Rate Interests	—	1,740,357,054	276,144,760		2,016,501,814
Federal Agency Bonds	—	683,035,604	—		683,035,604
Municipal Bonds	—	267,419,061	—		267,419,061
Foreign Government Debt	—	33,393,777	—		33,393,777
Senior Fixed Rate Interests	—	—	6,775,045		6,775,045
Federal Agency Notes	—	3,692,188	—		3,692,188
Options Purchased	—	17,541,422	—		17,541,422
Interest Rate Swap Agreements**	—	20,248,373	—		20,248,373
Forward Foreign Currency Exchange Contracts**	—	17,579,115	—		17,579,115
Total Assets	$420,189,605	$26,292,055,212	$1,979,740,052		$28,691,984,869

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Options Written	$57,335	$—	$—		$57,335
Forward Foreign Currency Exchange Contracts**	—	16,041,345	—		16,041,345
Unfunded Loan Commitments (Note 5)	—	—	541,649		541,649
Total Liabilities	$57,335	$16,041,345	$541,649		$16,640,329

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $2,798,253,076 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$574,315,674	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	53,531,220	Option Adjusted Spread off third party pricing	Trade Price	—	—
Asset-Backed Securities	38,555,865	Yield Analysis	Yield	2.8%-4.1%	3.4%
Asset-Backed Securities	639,526	Option Adjusted Spread off third party pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	237,256,426	Option Adjusted Spread off the prior month end broker quote	Vendor Price	—	—
Collateralized Mortgage Obligations	116,250,680	Model Price	Market Comparable Yields	2.6%	—
Collateralized Mortgage Obligations	51,079,122	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Common Stocks	522	Enterprise Value	Valuation Multiple	2.8x-12.8x	5.6x
Common Stocks	7	Model Price	Liquidation Value	—	—
Corporate Bonds	463,719,983	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	97,952,814	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	57,457,670	Yield Analysis	Yield	1.3%	—
Corporate Bonds	4,283,400	Model Price	Purchase Price	—	—
Corporate Bonds	1,777,338	Third Party Pricing	Broker Quote	—	—
Senior Fixed Rate Interests	6,775,045	Yield Analysis	Yield	2.7%	—
Senior Floating Rate Interests	148,594,813	Yield Analysis	Yield	4.9%-7.3%	6.1%
Senior Floating Rate Interests	118,560,961	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	8,988,986	Third Party Pricing	Vendor Price	—	—
Total Assets	$1,979,740,052
Liabilities:
Unfunded Loan Commitments	$541,649	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2021, the Fund had securities with a total value of $576,312,025 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total value of a $22,105,596 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2021:

	Assets							Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$728,643,975	$102,193,653	$624,825,088	$136,117,831	$521	$6,865,207	$1,598,646,275	$(654,750)
Purchases/(Receipts)	53,500,000	9,611,139	3,500,000	28,019,754	-	-	94,630,893	(342,786)
(Sales, maturities and paydowns)/Fundings	(155,870,314)	(97,440,516)	(1,337,265)	(7,232,542)	-	-	(261,880,637)	415,341
Amortization of premiums/discounts	334,941	(10,231)	(9,414)	100,672	-	-	415,968	5,941
Total realized gains (losses) included in earnings	10,394	(53,900)	-	384,180	-	-	340,674	(40,483)
Total change in unrealized appreciation (depreciation) included in earnings	(3,234,722)	5,810	(3,564,542)	264,058	8	(90,162)	(6,619,550)	75,088
Transfers into Level 3	43,658,011	390,280,273	1,777,338	140,596,403	-	-	576,312,025	-
Transfers out of Level 3	-	-	-	(22,105,596)	-	-	(22,105,596)	-
Ending Balance	$667,042,285	$404,586,228	$625,191,205	$276,144,760	$529	$6,775,045	$1,979,740,052	$(541,649)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2021	$(3,234,722)	$(39,963)	$(3,564,542)	$258,603	$8	$(90,162)	$(6,670,778)	$62,655

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/21	Shares 12/31/21	Investment Income
Common Stocks
BP Holdco LLC*	$375	$–	$–	$–	$–	$375	532	$–
Mutual Funds
Guggenheim Strategy Fund II	27,213,251	109,423	–	–	(119,875)	27,202,799	1,093,360	107,604
Guggenheim Strategy Fund III	14,737,023	63,659	–	–	(64,546)	14,736,136	588,739	62,632
Guggenheim Ultra Short Duration Fund — Institutional Class	26,783,244	61,341	–	–	(134,376)	26,710,209	2,692,561	60,016
	$68,733,893	$234,423	$–	$–	$(318,797)	$68,649,519		$230,252

*	Non-income producing security.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.0%
iShares Core U.S. Aggregate Bond ETF	181,248	$20,676,772
Total Exchange-Traded Funds
(Cost $21,003,018)		20,676,772

MONEY MARKET FUND† - 5.0%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.01%[1]	51,975,883	51,975,883
Total Money Market Fund
(Cost $51,975,883)		51,975,883

	Face Amount~
CORPORATE BONDS†† - 35.4%
Financial - 13.7%
Athene Global Funding
0.61% (U.S. Secured Overnight Financing Rate + 0.56%) due 08/19/24[2,3]	11,000,000	10,996,966
Standard Chartered plc
4.25% due 01/20/23[2,4]	9,000,000	9,012,896
1.32% due 10/14/23[2,4]	1,350,000	1,351,102
Fidelity National Financial, Inc.
5.50% due 09/01/22	10,000,000	10,317,000
F&G Global Funding
0.90% due 09/20/24[2]	9,700,000	9,555,797
Swedbank AB
0.85% due 03/18/24[2]	9,550,000	9,485,251
JPMorgan Chase & Co.
0.70% due 03/16/24[4]	9,100,000	9,077,769
Banco Santander S.A.
0.70% due 06/30/24[4]	9,000,000	8,952,016
Charles Schwab Corp.
0.55% (U.S. Secured Overnight Financing Rate + 0.50%) due 03/18/24[3]	8,850,000	8,880,267
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[2]	8,900,000	8,814,468
Ameriprise Financial, Inc.
3.00% due 04/02/25	6,450,000	6,733,151
Sompo International Holdings Ltd.
4.70% due 10/15/22	5,120,000	5,264,265
Credit Suisse AG NY
0.44% (U.S. Secured Overnight Financing Rate Compounded Index + 0.39%) due 02/02/24[3]	5,250,000	5,235,739
Macquarie Group Ltd.
1.20% due 10/14/25[2,4]	5,250,000	5,203,875
Barclays Bank plc
1.70% due 05/12/22	4,600,000	4,615,641
CIT Group, Inc.
3.93% due 06/19/24[4]	4,400,000	4,542,662
Citizens Bank North America/Providence RI
0.99% (3 Month USD LIBOR + 0.81%) due 05/26/22[3]	4,215,000	4,228,236
Fifth Third Bancorp
4.30% due 01/16/24	3,000,000	3,172,299
Goldman Sachs Group, Inc.
0.67% (U.S. Secured Overnight Financing Rate + 0.62%) due 12/06/23[3]	2,800,000	2,800,980
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	2,650,000	2,630,125
GA Global Funding Trust
1.63% due 01/15/26[2]	1,300,000	1,289,264
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	1,137,062
Intercontinental Exchange, Inc.
2.35% due 09/15/22	1,000,000	1,010,397
Starwood Property Trust, Inc.
3.75% due 12/31/24[2]	950,000	960,222
Mitsubishi UFJ Financial Group, Inc.
0.91% (3 Month USD LIBOR + 0.79%) due 07/25/22[3]	950,000	953,743
Brighthouse Financial Global Funding
0.81% (U.S. Secured Overnight Financing Rate + 0.76%) due 04/12/24[2,3]	900,000	904,320
Wells Fargo & Co.
4.13% due 08/15/23	800,000	838,947
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	650,000	692,316
Nordea Bank Abp
1.12% (3 Month USD LIBOR + 0.94%) due 08/30/23[2,3]	550,000	555,846
First American Financial Corp.
4.60% due 11/15/24	500,000	540,995
ING Groep N.V.
1.13% (3 Month USD LIBOR + 1.00%) due 10/02/23[3]	500,000	506,296
Markel Corp.
3.63% due 03/30/23	450,000	463,825
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[2]	400,000	446,629
People's United Bank North America
4.00% due 07/15/24	400,000	419,927
Apollo Management Holdings, LP
4.00% due 05/30/24[2]	350,000	370,745

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 35.4% (continued)
Financial - 13.7% (continued)
Reliance Standard Life Global Funding II
3.85% due 09/19/23[2]	200,000	$208,648
Total Financial		142,169,687
Industrial - 6.4%
Boeing Co.
1.43% due 02/04/24	6,550,000	6,539,997
1.95% due 02/01/24	6,000,000	6,068,085
Carlisle Companies, Inc.
0.55% due 09/01/23	10,000,000	9,910,363
Siemens Financieringsmaatschappij N.V.
0.65% due 03/11/24[2]	7,300,000	7,240,022
0.82% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	1,870,000	1,871,700
Ryder System, Inc.
3.35% due 09/01/25	4,820,000	5,092,437
3.75% due 06/09/23	2,650,000	2,748,195
Graphic Packaging International LLC
0.82% due 04/15/24[2]	6,700,000	6,593,494
Teledyne Technologies, Inc.
0.65% due 04/01/23	4,550,000	4,526,066
CNH Industrial Capital LLC
1.95% due 07/02/23	4,230,000	4,285,035
TD SYNNEX Corp.
1.25% due 08/09/24[2]	2,400,000	2,372,791
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	2,350,000	2,292,566
Berry Global, Inc.
0.95% due 02/15/24	2,150,000	2,130,650
Vontier Corp.
1.80% due 04/01/26[2]	2,150,000	2,115,815
Penske Truck Leasing Company LP / PTL Finance Corp.
2.70% due 11/01/24[2]	900,000	927,397
Jabil, Inc.
1.70% due 04/15/26	650,000	648,223
Weir Group plc
2.20% due 05/13/26[2]	440,000	433,858
CNH Industrial N.V.
4.50% due 08/15/23	400,000	420,178
Total Industrial		66,216,872
Consumer, Non-cyclical - 4.5%
Illumina, Inc.
0.55% due 03/23/23	8,800,000	8,754,892
AmerisourceBergen Corp.
0.74% due 03/15/23	8,650,000	8,627,365
Triton Container International Ltd.
0.80% due 08/01/23[2]	3,100,000	3,069,435
2.05% due 04/15/26[2]	2,200,000	2,182,720
1.15% due 06/07/24[2]	1,700,000	1,675,758
IHS Markit Ltd.
4.13% due 08/01/23	5,791,000	6,051,595
Global Payments, Inc.
1.50% due 11/15/24	5,700,000	5,700,796
Element Fleet Management Corp.
1.60% due 04/06/24[2]	4,900,000	4,903,918
Stryker Corp.
3.38% due 05/15/24	1,600,000	1,679,070
CVS Health Corp.
4.00% due 12/05/23	1,600,000	1,675,130
Bunge Limited Finance Corp.
3.00% due 09/25/22	800,000	812,583
Spectrum Brands, Inc.
5.75% due 07/15/25	700,000	714,875
Block, Inc.
2.75% due 06/01/26[2]	350,000	350,416
General Mills, Inc.
1.13% (3 Month USD LIBOR + 1.01%) due 10/17/23[3]	200,000	202,645
Total Consumer, Non-cyclical		46,401,198
Utilities - 3.5%
NextEra Energy Capital Holdings, Inc.
0.43% (3 Month USD LIBOR + 0.27%) due 02/22/23[3]	8,600,000	8,585,475
0.45% (U.S. Secured Overnight Financing Rate + 0.40%) due 11/03/23[3]	2,500,000	2,500,300
0.59% (U.S. Secured Overnight Financing Rate Compounded Index + 0.54%) due 03/01/23[3]	100,000	100,151
CenterPoint Energy Resources Corp.
0.67% (3 Month USD LIBOR + 0.50%) due 03/02/23[3]	9,400,000	9,378,105
Atmos Energy Corp.
0.63% due 03/09/23	4,650,000	4,632,159
0.58% (3 Month USD LIBOR + 0.38%) due 03/09/23[3]	1,000,000	999,967
ONE Gas, Inc.
1.10% due 03/11/24	4,550,000	4,525,211
Alexander Funding Trust
1.84% due 11/15/23[2]	4,300,000	4,314,601
OGE Energy Corp.
0.70% due 05/26/23	1,500,000	1,493,082
Entergy Louisiana LLC
3.30% due 12/01/22	175,000	177,797
Total Utilities		36,706,848
Technology - 3.2%
Microchip Technology, Inc.
2.67% due 09/01/23	8,070,000	8,241,849
0.97% due 02/15/24	750,000	743,403
Fidelity National Information Services, Inc.
0.60% due 03/01/24	8,200,000	8,072,050
HCL America, Inc.
1.38% due 03/10/26[2]	7,300,000	7,104,164

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 35.4% (continued)
Technology - 3.2% (continued)
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	4,300,000	$4,405,801
Infor, Inc.
1.45% due 07/15/23[2]	2,600,000	2,607,884
Qorvo, Inc.
1.75% due 12/15/24[2]	2,050,000	2,051,318
Total Technology		33,226,469
Communications - 2.4%
NTT Finance Corp.
0.58% due 03/01/24[2]	8,950,000	8,846,147
Verizon Communications, Inc.
0.75% due 03/22/24	4,400,000	4,381,962
Netflix, Inc.
5.50% due 02/15/22	2,700,000	2,714,850
ViacomCBS, Inc.
4.75% due 05/15/25	2,210,000	2,423,664
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,608,000
2.25% due 02/15/26	600,000	601,500
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	2,000,000	2,031,360
Level 3 Financing, Inc.
5.38% due 05/01/25	1,700,000	1,737,001
Total Communications		24,344,484
Energy - 1.1%
Enbridge, Inc.
0.45% (U.S. Secured Overnight Financing Rate + 0.40%) due 02/17/23[3]	4,900,000	4,899,999
Phillips 66
0.90% due 02/15/24	3,400,000	3,374,762
Valero Energy Corp.
1.20% due 03/15/24	3,000,000	2,982,444
Total Energy		11,257,205
Consumer, Cyclical - 0.3%
Hyatt Hotels Corp.
1.80% due 10/01/24	3,500,000	3,503,118
Basic Materials - 0.3%
Carpenter Technology Corp.
4.45% due 03/01/23	1,350,000	1,383,403
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	1,300,000	1,345,637
Anglo American Capital plc
5.38% due 04/01/25[2]	450,000	497,246
Total Basic Materials		3,226,286
Total Corporate Bonds
(Cost $368,776,826)		367,052,167

ASSET-BACKED SECURITIES†† - 29.6%
Collateralized Loan Obligations - 22.2%
Shackleton CLO Ltd.
2017-8A, 1.05% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	7,762,902	7,763,230
2018-6RA, 1.14% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[2,3]	3,758,896	3,759,529
Lake Shore MM CLO III LLC
2021-2A, 1.60% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31[2,3]	11,350,000	11,349,978
Cerberus Loan Funding XXXIV, LP
2021-4A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33[2,3]	10,154,810	10,151,103
BXMT Ltd.
2020-FL2, 1.07% (30 Day Average U.S. Secured Overnight Financing Rate + 1.01%, Rate Floor: 0.90%) due 02/15/38[2,3]	5,000,000	4,988,713
2020-FL2, 1.32% (30 Day Average U.S. Secured Overnight Financing Rate + 1.26%, Rate Floor: 1.15%) due 02/15/38[3]	2,550,000	2,542,556
2020-FL3, 1.92% (30 Day Average U.S. Secured Overnight Financing Rate + 1.86%, Rate Floor: 1.75%) due 11/15/37[2,3]	2,500,000	2,500,289
HERA Commercial Mortgage Ltd.
2021-FL1, 1.40% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/18/38[2,3]	5,000,000	4,968,841
2021-FL1, 1.15% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[3]	4,250,000	4,216,955
Palmer Square Loan Funding Ltd.
2021-2A, 1.56% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29[2,3]	4,500,000	4,456,061
2021-1A, 1.03% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29[2,3]	3,166,986	3,166,554
2018-4A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[2,3]	377,040	376,728

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 29.6% (continued)
Collateralized Loan Obligations - 22.2% (continued)
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	333,919	$333,786
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[2,3]	8,250,000	8,251,605
Dryden 33 Senior Loan Fund
2020-33A, 1.12% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[2,3]	7,786,512	7,781,174
CHCP Ltd.
2021-FL1, 1.22% (30 Day Average U.S. Secured Overnight Financing Rate + 1.16%, Rate Floor: 1.05%) due 02/15/38[2,3]	6,500,000	6,475,037
CIFC Funding 2015-III Ltd.
2018-3A, 0.99% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 04/19/29[2,3]	6,415,101	6,405,527
Golub Capital Partners CLO 49M Ltd.
2021-49A, 1.63% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33[2,3]	6,250,000	6,254,616
LCM XXIV Ltd.
2021-24A, 1.11% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30[2,3]	5,750,000	5,746,088
ABPCI Direct Lending Fund IX LLC
2021-9A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31[2,3]	5,700,000	5,699,994
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 1.94% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31[2,3]	5,500,000	5,500,003
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.53% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33[2,3]	5,500,000	5,499,992
FS Rialto
2021-FL3, 1.91% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36[3]	5,500,000	5,491,169
LCCM Trust
2021-FL3, 1.55% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38[2,3]	4,100,000	4,097,277
2021-FL2, 2.01% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38[2,3]	1,000,000	998,522
Cerberus Loan Funding XXXV, LP
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33[2,3]	5,000,000	4,995,486
Carlyle Global Market Strategies CLO Ltd.
2018-4A, 1.12% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31[2,3]	4,927,378	4,912,565
Golub Capital Partners CLO 54M, LP
2021-54A, 1.65% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33[2,3]	4,750,000	4,753,057
Owl Rock CLO IV Ltd.
2021-4A, 1.74% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33[2,3]	4,500,000	4,504,321
Parliament CLO II Ltd.
2021-2A, 1.50% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32[2,3]	4,500,000	4,495,843
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.73% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[2,3]	4,250,000	4,258,016
BRSP Ltd.
2021-FL1, 2.00% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38[2,3]	4,250,000	4,240,978

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 29.6% (continued)
Collateralized Loan Obligations - 22.2% (continued)
Madison Park Funding XLVIII Ltd.
2021-48A, 1.57% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33[2,3]	4,000,000	$3,955,917
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.04% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[2,3]	3,750,000	3,749,983
MidOcean Credit CLO VII
2020-7A, 1.16% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	3,500,000	3,499,958
Cerberus Loan Funding XXX, LP
2020-3A, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[2,3]	3,000,000	3,014,835
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.73% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[2,3]	3,000,000	2,999,703
Woodmont Trust
2020-7A, 2.02% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[2,3]	2,750,000	2,762,259
LoanCore Issuer Ltd.
2019-CRE2, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[2,3]	1,300,000	1,299,549
2018-CRE1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	1,000,000	1,000,000
2018-CRE1, 1.24% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[2,3]	418,802	419,113
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 0.63% (3 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 01/20/33[2,3]	2,571,429	2,571,034
Cerberus Loan Funding XXXII, LP
2021-2A, 1.74% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[2,3]	2,500,000	2,508,745
Cerberus Loan Funding XXXI, LP
2021-1A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[2,3]	2,500,000	2,502,158
Venture XIV CLO Ltd.
2020-14A, 1.21% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	2,500,000	2,500,169
GPMT Ltd.
2019-FL2, 1.40% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[3]	2,440,091	2,438,666
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.83% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[2,3]	2,250,000	2,259,949
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.68% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33[2,3]	2,250,000	2,256,578
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.82% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[2,3]	2,250,000	2,255,611
Cerberus Loan Funding XXVI, LP
2021-1A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[2,3]	2,000,000	2,002,188
Wellfleet CLO Ltd.
2020-2A, 1.19% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[2,3]	2,000,000	2,000,160
Avery Point VI CLO Ltd.
2021-6A, 1.04% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27[2,3]	2,001,346	1,999,803

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 29.6% (continued)
Collateralized Loan Obligations - 22.2% (continued)
Diamond CLO Ltd.
2021-1A, 1.32% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29[2,3]	1,994,013	$1,993,302
BDS
2021-FL8, 1.65% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/18/36[2,3]	2,000,000	1,984,012
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.42% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	1,800,000	1,796,490
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.02% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[2,3]	1,626,281	1,626,175
Allegro CLO IX Ltd.
2018-3A, 1.29% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31[2,3]	1,500,000	1,500,020
BCC Middle Market CLO LLC
2021-1A, 1.66% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33[2,3]	1,250,000	1,246,944
TICP CLO VII Ltd.
2020-7A, 0.67% (3 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/15/33[2,3]	1,125,000	1,124,302
California Street CLO IX, LP
2019-9A, 0.82% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 07/16/32[2,3]	1,000,000	999,269
STWD 2021-FL2 Ltd.
2021-FL2, 1.91% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/18/38[2,3]	1,000,000	996,316
Greystone Commercial Real Estate Notes
2021-FL3, 1.76% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/15/39[2,3]	1,000,000	993,627
BDS 2021-FL8
2021-FL8, 2.00% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/18/36[2,3]	1,000,000	990,216
Marathon CLO V Ltd.
2017-5A, 1.03% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	957,286	956,839
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.20% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37[2,3]	850,000	847,752
Greywolf CLO III Ltd.
2020-3RA, 0.63% (3 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 04/15/33[2,3]	777,778	776,987
Voya CLO Ltd.
2019-2A, 0.78% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/20/32[2,3]	750,000	749,305
Newfleet CLO Ltd.
2018-1A, 1.08% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	715,253	714,884
OZLM XII Ltd.
2018-12A, 1.18% (3 Month USD LIBOR + 1.05%, Rate Floor: 0.00%) due 04/30/27[2,3]	678,319	678,393
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.77% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[2,3]	350,000	350,054
KVK CLO Ltd.
2017-1A, 1.03% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[2,3]	339,319	339,319
BSPRT Issuer Ltd.
2018-FL4, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[3]	180,561	180,561

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 29.6% (continued)
Collateralized Loan Obligations - 22.2% (continued)
Wind River CLO Ltd.
2017-2A, 0.99% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	53,164	$53,160
Total Collateralized Loan Obligations		229,829,898
Financial - 3.2%
Station Place Securitization Trust
2021-15, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22†††,2,3	7,850,000	7,850,000
2021-9, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22†††,2,3	6,050,000	6,050,000
2021-3, 1.00% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/22†††,2,3	4,000,000	4,000,000
2021-SP1, 1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22†††,2,3	1,200,000	1,200,000
Station Place Securitization Trust Series
2021-17, 0.50% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 06/22/22[2,3]	11,000,000	11,000,000
Madison Avenue Secured Funding Trust Series
2021-1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23[2,3]	2,850,000	2,850,000
Total Financial		32,950,000
Whole Business - 1.4%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	4,653,000	4,704,276
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	4,355,300	4,580,656
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	3,250,000	3,185,852
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	1,343,250	1,341,173
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[2]	980,000	1,000,490
Total Whole Business		14,812,447
Transport-Container - 1.2%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	6,787,813	6,645,502
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	2,979,863	2,909,631
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	1,960,000	1,905,444
2020-1A, 2.73% due 08/21/45[2]	776,385	778,222
Total Transport-Container		12,238,799
Net Lease - 0.8%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	6,622,477	6,559,721
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[2]	2,170,137	2,137,785
Total Net Lease		8,697,506
Infrastructure - 0.6%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[2]	6,050,000	6,214,489
Collateralized Debt Obligations - 0.2%
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[2]	1,750,000	1,749,913
Transport-Aircraft - 0.0%
Raspro Trust
2005-1A, 1.06% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[2,3]	502,587	501,977
Total Asset-Backed Securities
(Cost $307,441,484)		306,995,029

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.2%
Residential Mortgage-Backed Securities - 12.9%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60[2,3]	6,878,837	6,821,074
2021-RPL7, 1.93% (WAC) due 07/27/61[2,3]	2,900,229	2,868,960
2020-RPL5, 3.02% (WAC) due 08/25/60[2,3]	2,571,337	2,585,422

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.2% (continued)
Residential Mortgage-Backed Securities - 12.9% (continued)
2020-NQM1, 1.21% due 05/25/65[2,5]	2,038,806	$2,033,215
2021-RPL4, 1.80% (WAC) due 12/27/60[2,3]	1,599,670	1,599,389
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,5]	2,934,852	2,922,071
2021-5, 1.37% (WAC) due 09/25/66[2,3]	2,865,457	2,819,313
2021-6, 1.89% (WAC) due 10/25/66[2,3]	2,599,367	2,579,988
2021-4, 1.35% (WAC) due 07/25/66[2,3]	1,348,347	1,321,793
2019-4, 2.85% due 11/25/59[2,5]	994,663	1,004,128
2021-3, 1.44% (WAC) due 06/25/66[2,3]	938,334	926,982
2020-1, 2.42% due 01/25/60[2,5]	728,117	729,841
2019-4, 2.64% due 11/25/59[2,5]	492,967	497,713
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,5]	9,249,191	9,128,875
2021-HE1, 0.90% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 01/25/70[2,3]	1,577,600	1,576,561
2021-HE2, 0.90% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 11/25/69[2,3]	711,189	710,747
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	382,784	382,234
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[2,5]	3,969,575	3,921,210
2021-GS3, 1.75% due 07/25/61[2,5]	3,742,393	3,707,314
2021-GS2, 1.75% due 04/25/61[2,5]	1,820,275	1,804,409
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,5]	9,394,993	9,286,877
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,5]	8,322,974	8,246,243
SPS Servicer Advance Receivables Trust II
2020-T1, 1.28% due 11/15/52[2]	7,000,000	6,996,651
PRPM LLC
2021-5, 1.79% due 06/25/26[2,5]	4,208,515	4,167,842
2021-8, 1.74% (WAC) due 09/25/26[2,3]	2,422,130	2,392,761
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[2]	4,000,000	4,000,218
2020-T1, 1.43% due 08/15/53[2]	2,000,000	1,997,802
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	4,150,000	4,146,984
2020-T3, 1.32% due 10/15/52[2]	1,650,000	1,649,199
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	5,150,000	5,149,070
FKRT
2.21% due 11/30/58†††,6	4,550,000	4,513,145
ZH Trust
2021-2, 2.35% due 10/17/27[2]	1,500,000	1,488,430
2021-1, 2.25% due 02/18/27[2]	1,500,000	1,477,080
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31[2,3]	2,811,944	2,806,871
LSTAR Securities Investment Ltd.
2021-1, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[3,6]	1,615,383	1,620,000
2021-2, 1.80% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[3,6]	1,128,797	1,132,083
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	1,540,151	1,597,034
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	956,052	980,521
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66[2,3]	2,000,000	1,998,682
PRPM LLC
2021-RPL2, 2.24% (WAC) due 10/25/51[2,3]	2,000,000	1,989,235
Soundview Home Loan Trust
2006-OPT5, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	1,847,784	1,820,637

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.2% (continued)
Residential Mortgage-Backed Securities - 12.9% (continued)
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	729,514	$744,857
2017-6, 2.75% (WAC) due 10/25/57[2,3]	605,107	612,572
2017-5, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	280,523	280,378
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.67% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[3]	1,423,617	1,423,374
CSMC Series
2014-2R, 0.29% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	1,385,367	1,372,172
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65[2,3]	790,718	791,451
2020-2, 1.64% (WAC) due 10/25/65[2,3]	455,483	455,875
Legacy Mortgage Asset Trust
2021-GS5, 2.25% due 07/25/67[2,5]	1,250,000	1,246,209
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60[2,3]	1,124,389	1,128,964
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[3]	1,091,123	1,090,191
CIT Mortgage Loan Trust
2007-1, 1.45% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	1,076,054	1,080,709
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61[2,3]	990,946	990,981
Banc of America Funding Trust
2015-R2, 0.36% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	783,680	771,770
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60[2,3]	673,228	668,852
Citigroup Mortgage Loan Trust
2007-WFH2, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37[3]	285,799	285,527
2019-IMC1, 2.72% (WAC) due 07/25/49[2,3]	202,088	202,684
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	453,844	455,278
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.75% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[3]	337,708	337,539
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[3,6]	303,742	304,994
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	200,763	200,698
Total Residential Mortgage-Backed Securities		133,843,679
Commercial Mortgage-Backed Securities - 2.3%
BX Commercial Mortgage Trust
2021-VOLT, 1.76% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36[2,3]	10,250,000	10,159,471
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 1.65% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38[2,3]	2,700,000	2,686,436
Life Mortgage Trust
2021-BMR, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38[2,3]	2,450,000	2,425,404
Morgan Stanley Capital I Trust
2018-H3, 0.82% (WAC) due 07/15/51[3,7]	43,719,566	1,832,510

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.2% (continued)
Commercial Mortgage-Backed Securities - 2.3% (continued)
Citigroup Commercial Mortgage Trust
2019-GC41, 1.06% (WAC) due 08/10/56[3,7]	24,884,342		$1,556,864
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62[3,7]	34,721,971		1,522,808
BXHPP Trust
2021-FILM, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36[2,3]	1,500,000		1,482,087
Motel Trust
2021-MTL6, 1.31% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 09/15/38[2,3]	1,000,000		999,698
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.60% (WAC) due 06/15/51[3,7]	27,875,635		737,731
KKR Industrial Portfolio Trust
2021-KDIP, 1.11% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37[2,3]	487,500		482,916
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	391,506		391,364
Total Commercial Mortgage-Backed Securities			24,277,289
Total Collateralized Mortgage Obligations
(Cost $158,826,332)			158,120,968

FOREIGN GOVERNMENT DEBT†† - 5.3%
State of Israel
0.75% due 07/31/22	ILS	44,240,000	14,331,716
5.50% due 01/31/22	ILS	35,760,000	11,571,700
Province of Ontario
0.18% due 01/05/22[8]	CAD	12,463,000	9,858,461
Czech Republic
0.10% due 04/17/22	CZK	200,400,000	9,055,559
Kingdom of Spain
(0.79)% due 01/14/22[8]	EUR	6,875,000	7,828,687
Abu Dhabi Government International Bond
0.75% due 09/02/23[2]	2,200,000		2,192,648
Total Foreign Government Debt
(Cost $53,736,745)			54,838,771

SENIOR FLOATING RATE INTERESTS††,3 - 3.9%
Industrial - 1.4%
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	4,650,000		4,911,562
Berry Global, Inc.
1.86% (2 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	3,931,857		3,903,351
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	2,200,000		2,316,886
LTI Holdings, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	1,894,334		1,869,348
Filtration Group Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	839,345		831,212
Standard Industries, Inc.
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	736,288		736,597
Total Industrial			14,568,956
Technology - 0.7%
Dun & Bradstreet
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	2,332,331		2,321,509
VT TopCo, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	1,570,532		1,567,265
Boxer Parent Co., Inc.
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	1,236,981		1,228,321
Emerald TopCo, Inc. (Press Ganey)
3.63% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	797,198		792,965
Sabre GLBL, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	593,814		579,266
MACOM Technology Solutions Holdings, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	244,787		243,380
Total Technology			6,732,706
Consumer, Cyclical - 0.6%
Stars Group (Amaya)
2.47% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	2,793,000		2,781,186
Power Solutions (Panther)
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	1,982,700		1,969,317

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 3.9% (continued)
Consumer, Cyclical - 0.6% (continued)
IBC Capital Ltd.
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	696,382	$689,941
Go Daddy Operating Company LLC
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/15/24	491,393	487,983
BCPE Empire Holdings, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26	99,491	98,745
Total Consumer, Cyclical		6,027,172
Financial - 0.5%
Focus Financial Partners LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	3,041,086	3,012,591
USI, Inc.
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	1,032,711	1,024,047
Delos Finance SARL (International Lease Finance)
1.88% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23	690,000	689,572
HUB International Ltd.
2.87% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	543,124	536,459
Alliant Holdings Intermediate LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	298,968	295,739
Total Financial		5,558,408
Consumer, Non-cyclical - 0.4%
Icon Luxembourg SARL
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	2,040,386	2,039,528
Pearl Intermediate Parent LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	1,396,438	1,394,692
Outcomes Group Holdings, Inc.
3.60% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	298,973	295,012
Nomad Foods Lux SARL
2.40% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/15/24	296,890	294,788
KDC US Holdings, Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25	299,231	294,557
Total Consumer, Non-cyclical		4,318,577
Communications - 0.2%
Internet Brands, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	2,083,936	2,071,954
Flight Bidco, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	198,972	195,987
Total Communications		2,267,941
Energy - 0.1%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	490,770	487,826
Lotus Midstream, LLC
3.34% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 09/29/25	99,744	99,494
Total Energy		587,320
Basic Materials - 0.0%
HB Fuller Co.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/20/24	120,364	120,274
Total Senior Floating Rate Interests
(Cost $40,235,861)		40,181,354

MUNICIPAL BONDS†† - 0.8%
New York - 0.4%
City of New York New York General Obligation Unlimited
0.08% (VRDN) due 04/01/42[9]	4,010,000	4,010,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
0.07% (VRDN) due 08/01/42[9]	350,000	350,000
New York City Transitional Finance Authority Building Aid Revenue Bonds
5.00% due 07/15/22	5,000	5,078
Total New York		4,365,078
California - 0.3%
Metropolitan Water District of Southern California Revenue Bonds
0.06% (VRDN) due 07/01/47[9]	3,420,000	3,420,000

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.8% (continued)
Colorado - 0.1%
Dawson Ridge Metropolitan District No. 1 General Obligation Limited
due 10/01/22[10]	150,000	$149,674
Pennsylvania - 0.0%
Lancaster County Hospital Authority Revenue Bonds
4.00% due 01/01/22	25,000	25,000
4.13% due 01/01/22	20,000	19,800
City of Erie Pennsylvania General Obligation Unlimited
due 11/15/22[10]	5,000	4,938
Total Pennsylvania		49,738
Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
4.00% due 07/01/22	30,000	30,565
Texas - 0.0%
Houston Higher Education Finance Corp. Revenue Bonds
5.00% due 09/01/22	25,000	25,776
Florida - 0.0%
Capital Trust Agency, Inc. Revenue Bonds
4.38% due 12/01/22	10,000	10,758
Puerto Rico - 0.0%
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/22	10,000	10,145
Ohio - 0.0%
Ohio Higher Educational Facility Commission Revenue Bonds
5.00% due 01/01/22	5,000	4,950
4.00% due 01/01/22	5,000	4,950
Total Ohio		9,900
Arizona - 0.0%
City of Mesa Arizona Excise Tax Revenue Bonds
5.00% due 07/01/22	5,000	5,067
Illinois - 0.0%
Illinois Finance Authority Revenue Bonds
4.00% due 05/15/22	5,000	5,018
Total Municipal Bonds
(Cost $8,084,954)		8,081,719

COMMERCIAL PAPER†† - 2.3%
Amphenol Corp.
0.07% due 01/03/22[2,8]	10,000,000	9,999,961
McCormick & Co., Inc.
0.16% due 01/04/22[2,8]	7,000,000	6,999,907
0.21% due 01/07/22[2,8]	3,000,000	2,999,895
Fidelity National Information Services, Inc.
0.36% due 02/07/22[2,8]	4,000,000	3,998,520
Natixis SA/New York NY
0.11% due 01/10/22[8]	300,000	299,991
Total Commercial Paper
(Cost $24,298,274)		24,298,274
Total Investments - 99.5%
(Cost $1,034,379,377)		$1,032,220,937
Other Assets & Liabilities, net - 0.5%		5,135,589
Total Net Assets - 100.0%		$1,037,356,526

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.00%	Quarterly	05/04/26	$15,000,000	$194,199	$318	$193,881
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	4,500,000	(36,441)	309	(36,750)
								$157,758	$627	$157,131

Total Return Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Fixed Income Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.85% (1 Month USD LIBOR + 0.75%)	At Maturity	01/11/22	89,242	$10,180,727	$82,995

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Fixed Income Index Swap Agreements Sold Short†† (continued)
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.64% (1 Month USD LIBOR + 0.55%)	At Maturity	01/12/22	92,006	$10,496,045	$4,600
							$20,676,772	$87,595

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	ILS	Buy	8,523,623	2,345,521 USD	08/01/22	$423,425
Goldman Sachs International	ILS	Buy	3,914,050	1,086,029 USD	01/31/22	177,544
Barclays Bank plc	CAD	Sell	12,463,000	10,004,367 USD	01/05/22	145,411
UBS AG	CZK	Sell	30,060	1,372 USD	01/06/22	(3)
Barclays Bank plc	CZK	Sell	200,600,400	9,076,214 USD	04/19/22	(16,721)
Bank of America, N.A.	ILS	Sell	643,550	190,795 USD	01/31/22	(16,963)
Goldman Sachs International	ILS	Sell	3,270,500	968,615 USD	01/31/22	(87,201)
Barclays Bank plc	EUR	Sell	6,875,000	7,707,941 USD	01/14/22	(120,454)
Barclays Bank plc	ILS	Sell	8,523,623	2,581,743 USD	08/01/22	(187,204)
UBS AG	ILS	Sell	17,379,729	5,389,748 USD	08/01/22	(256,152)
Goldman Sachs International	ILS	Sell	27,192,978	8,430,101 USD	08/01/22	(403,688)
Barclays Bank plc	ILS	Sell	37,726,800	11,634,384 USD	01/31/22	(544,967)
						$(886,973)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2021.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $583,829,334 (cost $586,076,142), or 56.3% of total net assets.
[3]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2021. See table below for additional step information for each security.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $7,570,222 (cost $7,597,834), or 0.7% of total net assets — See Note 6.
[7]	Security is an interest-only strip.
[8]	Rate indicated is the effective yield at the time of purchase.
[9]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at December 31, 2021.
[10]	Zero coupon rate security.

BofA — Bank of America

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CZK — Czech Koruna

EUR — Euro

ILS — Israeli New Shekel

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

SARL —  Société à Responsabilité Limitée

VRDN — Variable Rate Demand Note

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$20,676,772	$—	$—	$20,676,772
Money Market Fund	51,975,883	—	—	51,975,883
Corporate Bonds	—	367,052,167	—	367,052,167
Asset-Backed Securities	—	287,895,029	19,100,000	306,995,029
Collateralized Mortgage Obligations	—	153,607,823	4,513,145	158,120,968
Foreign Government Debt	—	54,838,771	—	54,838,771
Senior Floating Rate Interests	—	40,181,354	—	40,181,354
Municipal Bonds	—	8,081,719	—	8,081,719
Commercial Paper	—	24,298,274	—	24,298,274
Interest Rate Swap Agreements**	—	193,881	—	193,881
Fixed Income Index Swap Agreements**	—	87,595	—	87,595
Forward Foreign Currency Exchange Contracts**	—	746,380	—	746,380
Total Assets	$72,652,655	$936,982,993	$23,613,145	$1,033,248,793

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$36,750	$—	$36,750
Forward Foreign Currency Exchange Contracts**	—	1,633,353	—	1,633,353
Unfunded Loan Commitments (Note 5)	—	—	573	573
Total Liabilities	$—	$1,670,103	$573	$1,670,676

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$19,100,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	4,513,145	Model Price	Market Comparable Yields	2.6%	—
Total Assets	$23,613,145
Liabilities:
Unfunded Loan Commitments	$573	Model Price	Purchase Price	—	—

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2021, the Fund had securities with a total value of $12,363,145 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2021:

	Assets			Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets	Unfunded Loan Commitments
Beginning Balance	$23,200,000	$2,621,708	$25,821,708	$(689)
Purchases/(Receipts)	-	-	-	-
(Sales, maturities and paydowns)/Fundings	(11,950,000)	(2,621,708)	(14,571,708)	-
Amortization of premiums/discounts	-	(6)	(6)	-
Total realized gains (losses) included in earnings	-	(1,226)	(1,226)	-
Total change in unrealized appreciation (depreciation) included in earnings	-	1,232	1,232	116
Transfers into Level 3	7,850,000	4,513,145	12,363,145	-
Ending Balance	$19,100,000	$4,513,145	$23,613,145	$(573)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2021	$-	$-	$-	$116

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 98.5%
Financial - 21.2%
American Tower Corp. — Class A REIT	1,700	$497,250
BNP Paribas S.A.	6,700	463,524
AXA S.A.	15,200	453,110
Alexandria Real Estate Equities, Inc. REIT	1,900	423,624
Prudential Financial, Inc.	3,900	422,136
Goldman Sachs Group, Inc.	1,100	420,805
Australia & New Zealand Banking Group Ltd.	20,200	403,824
Allianz AG	1,700	401,873
Allstate Corp.	3,300	388,245
Commonwealth Bank of Australia	5,200	381,658
Swedbank AB — Class A	18,100	364,447
Skandinaviska Enskilda Banken AB — Class A	24,900	346,496
Assicurazioni Generali SpA	16,000	339,344
Daiwa House REIT Investment Corp.	100	302,793
Admiral Group plc	7,000	298,763
T. Rowe Price Group, Inc.	1,500	294,960
EXOR N.V.	3,200	287,650
REA Group Ltd.	2,200	268,010
Phoenix Group Holdings plc	30,100	265,891
Nordea Bank Abp	20,700	252,917
NN Group N.V.	4,600	249,324
Dexus REIT	30,500	246,465
Sumitomo Mitsui Financial Group, Inc.	7,100	243,237
Public Storage REIT	600	224,736
Citigroup, Inc.	3,666	221,390
Western Union Co.	12,000	214,080
Nasdaq, Inc.	1,000	210,010
JPMorgan Chase & Co.	1,300	205,855
Truist Financial Corp.	3,300	193,215
Canadian Apartment Properties REIT	4,000	189,727
Carlyle Group, Inc.	3,300	181,170
National Australia Bank Ltd.	8,200	171,854
Partners Group Holding AG	100	165,819
Berkshire Hathaway, Inc. — Class B*	500	149,500
Essex Property Trust, Inc. REIT	400	140,892
Zurich Insurance Group AG	300	131,690
AvalonBay Communities, Inc. REIT	500	126,295
Travelers Companies, Inc.	800	125,144
VICI Properties, Inc. REIT	4,000	120,440
Daiwa Securities Group, Inc.	20,000	112,724
Amundi S.A.[1]	1,200	99,112
Swiss Re AG	1,000	98,954
Schroders plc	2,000	96,261
Medical Properties Trust, Inc. REIT	3,900	92,157
Total Financial		11,287,371
Technology - 18.1%
Apple, Inc.	9,459	1,679,635
Microsoft Corp.	4,942	1,662,093
Accenture plc — Class A	1,564	648,356
ASML Holding N.V.	700	563,172
Texas Instruments, Inc.	2,800	527,716
Intel Corp.	9,100	468,650
QUALCOMM, Inc.	2,500	457,175
Oracle Corp.	5,200	453,492
International Business Machines Corp.	3,300	441,078
KLA Corp.	900	387,099
NetApp, Inc.	4,200	386,358
Hewlett Packard Enterprise Co.	20,100	316,977
NVIDIA Corp.	1,000	294,110
Broadridge Financial Solutions, Inc.	1,300	237,666
Broadcom, Inc.	300	199,623
Intuit, Inc.	300	192,966
Capgemini SE	700	171,733
Paychex, Inc.	1,200	163,800
HP, Inc.	4,000	150,680
Seagate Technology Holdings plc	1,323	149,473
SCSK Corp.	5,100	101,428
Total Technology		9,653,280
Consumer, Non-cyclical - 11.8%
Johnson & Johnson	4,400	752,708
AbbVie, Inc.	4,713	638,140
Philip Morris International, Inc.	5,800	551,000
Bristol-Myers Squibb Co.	8,051	501,980
Merck & Company, Inc.	6,300	482,832
CVS Health Corp.	4,481	462,260
Amgen, Inc.	2,000	449,940
Cigna Corp.	1,958	449,615
Kellogg Co.	5,456	351,476
Cardinal Health, Inc.	6,228	320,680
Cooper Companies, Inc.	600	251,364
Archer-Daniels-Midland Co.	3,446	232,915
Quest Diagnostics, Inc.	1,200	207,612
AmerisourceBergen Corp. — Class A	1,200	159,468
Imperial Brands plc	6,900	150,793
J M Smucker Co.	800	108,656
Bunge Ltd.	1,100	102,696
Humana, Inc.	200	92,772
Total Consumer, Non-cyclical		6,266,907
Consumer, Cyclical - 11.0%
Home Depot, Inc.	1,700	705,517
Ferguson plc	2,700	478,511
Mitsubishi Corp.	15,000	475,955
ITOCHU Corp.	13,900	424,868
Tesla, Inc.*	400	422,712
Volvo AB — Class B	18,200	421,903
PACCAR, Inc.	4,500	397,170
Hasbro, Inc.	3,400	346,052
Whirlpool Corp.	1,400	328,524
Cummins, Inc.	1,500	327,210
Best Buy Company, Inc.	3,212	326,339
Persimmon plc	8,000	308,986
McDonald's Corp.	1,000	268,070
BorgWarner, Inc.	4,807	216,652
Dollar General Corp.	800	188,664
Lowe's Companies, Inc.	400	103,392

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Consumer, Cyclical - 11.0% (continued)
Target Corp.	400	$92,576
Total Consumer, Cyclical		5,833,101
Communications - 10.4%
Amazon.com, Inc.*	398	1,327,067
Alphabet, Inc. — Class C*	420	1,215,308
Verizon Communications, Inc.	10,800	561,168
Motorola Solutions, Inc.	1,700	461,890
Nippon Telegraph & Telephone Corp.	14,000	383,162
Thomson Reuters Corp.	3,200	382,923
KDDI Corp.	13,000	379,738
Meta Platforms, Inc. — Class A*	1,120	376,712
Liberty Global plc — Class C*	11,000	308,990
Telefonaktiebolaget LM Ericsson — Class B	10,800	119,167
Total Communications		5,516,125
Industrial - 8.2%
Northrop Grumman Corp.	1,200	464,484
Lockheed Martin Corp.	1,300	462,033
3M Co.	2,597	461,305
Illinois Tool Works, Inc.	1,700	419,560
Waste Connections, Inc.	2,400	327,048
Lennox International, Inc.	900	291,924
CK Infrastructure Holdings Ltd.	44,900	285,947
Aurizon Holdings Ltd.	108,600	275,426
Deutsche Post AG	3,300	212,411
Rockwell Automation, Inc.	600	209,310
Hexagon AB — Class B	10,800	171,544
Kuehne + Nagel International AG	500	161,379
TE Connectivity Ltd.	1,000	161,340
Union Pacific Corp.	600	151,158
Poste Italiane SpA[1]	10,800	141,885
Packaging Corporation of America	700	95,305
Huntington Ingalls Industries, Inc.	500	93,370
Total Industrial		4,385,429
Energy - 6.6%
Chevron Corp.	5,700	668,895
Exxon Mobil Corp.	10,806	661,219
TC Energy Corp.	8,600	400,226
Suncor Energy, Inc.	15,300	383,066
Valero Energy Corp.	5,000	375,550
ENEOS Holdings, Inc.	80,000	299,092
Marathon Petroleum Corp.	4,400	281,556
Tourmaline Oil Corp.	8,021	259,133
Phillips 66	2,900	210,134
Total Energy		3,538,871
Utilities - 6.3%
Southern Co.	6,800	466,344
Hong Kong & China Gas Company Ltd.	250,000	389,294
National Grid plc	25,800	369,773
Exelon Corp.	6,387	368,913
CLP Holdings Ltd.	35,800	361,620
Consolidated Edison, Inc.	3,700	315,684
EDP - Energias de Portugal S.A.	54,200	298,149
UGI Corp.	6,100	280,051
Snam SpA	31,200	188,251
Power Assets Holdings Ltd.	28,800	179,535
SSE plc	6,900	153,873
Total Utilities		3,371,487
Basic Materials - 4.9%
Fortescue Metals Group Ltd.	32,900	459,276
Rio Tinto plc	6,700	443,208
LyondellBasell Industries N.V. — Class A	4,500	415,035
Celanese Corp. — Class A	2,300	386,538
International Paper Co.	6,100	286,578
FMC Corp.	2,600	285,714
Steel Dynamics, Inc.	2,800	173,796
Nutrien Ltd.	2,000	150,428
Total Basic Materials		2,600,573
Total Common Stocks
(Cost $46,830,184)		52,453,144

EXCHANGE-TRADED FUNDS† - 2.2%
SPDR S&P 500 ETF Trust	1,303	618,873
iShares MSCI EAFE ETF	6,699	527,077
Total Exchange-Traded Funds
(Cost $1,127,691)		1,145,950

MONEY MARKET FUND† - 0.7%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	362,710	362,710
Total Money Market Fund
(Cost $362,710)		362,710
Total Investments - 101.4%
(Cost $48,320,585)		$53,961,804
Other Assets & Liabilities, net - (1.4)%		(732,598)
Total Net Assets - 100.0%		$53,229,206

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $240,997 (cost $238,685), or 0.5% of total net assets.
[2]	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$52,453,144	$—	$—	$52,453,144
Exchange-Traded Funds	1,145,950	—	—	1,145,950
Money Market Fund	362,710	—	—	362,710
Total Assets	$53,961,804	$—	$—	$53,961,804

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Alpha Opportunity Fund	Diversified
Capital Stewardship Fund	Diversified
Core Bond Fund	Diversified
Diversified Income Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Large Cap Value Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Market Neutral Real Estate Fund	Non-diversified
Municipal Income Fund	Diversified
Risk Managed Real Estate Fund	Diversified
Small Cap Value Fund	Diversified
SMid Cap Value Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified
World Equity Income Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments ("GI") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s close price from the applicable exchange, adjusted for the current day's spreads.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) or a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Macro Opportunities Fund intends to invest up to 25% of its assets in its Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At December 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Alpha Opportunity Fund	$35,131,904	$4,189,018	$(1,095,117)	$3,093,901
Capital Stewardship Fund	210,296,827	35,755,589	(2,954,326)	32,801,263
Core Bond Fund	1,672,174,011	39,152,220	(13,246,006)	25,906,214
Diversified Income Fund	8,355,457	636,080	(142,962)	493,118
Floating Rate Strategies Fund	1,144,629,847	4,203,493	(14,366,866)	(10,163,373)
High Yield Fund	367,356,991	7,969,581	(4,796,880)	3,172,701
Large Cap Value Fund	30,091,492	11,460,705	(359,154)	11,101,551
Limited Duration Fund	6,002,238,569	44,897,397	(53,668,728)	(8,771,331)
Macro Opportunities Fund	8,356,249,438	219,995,558	(149,603,021)	70,392,537
Market Neutral Real Estate Fund	57,734,440	7,971,009	(5,381,045)	2,589,964
Municipal Income Fund	68,599,919	4,201,905	(308,000)	3,893,905
Risk Managed Real Estate Fund	441,515,231	162,073,059	(15,892,251)	146,180,808
Small Cap Value Fund	6,015,587	1,627,801	(334,811)	1,292,990
SMid Cap Value Fund	340,810,639	108,091,492	(11,658,102)	96,433,390
StylePlus—Large Core Fund	274,387,624	17,977,441	(514,817)	17,462,624
StylePlus—Mid Growth Fund	111,758,548	2,287,907	(437,960)	1,849,947
Total Return Bond Fund	28,194,365,552	695,055,129	(213,534,492)	481,520,637
Ultra Short Duration Fund	1,034,379,377	3,635,239	(6,435,926)	(2,800,687)
World Equity Income Fund	48,343,797	6,599,251	(981,244)	5,618,007

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of December 31, 2021. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of December 31, 2021, were as follows:

Fund	Borrower	Maturity Date	Face Amount*		Value
Core Bond Fund
	CTL Logistics	08/10/42	357,219		$14,315
	KKR Core Holding Company LLC	07/15/31	4,200,000		–
	Service Logic Acquisition, Inc.	10/29/27	64,701		243
	Venture Global Calcasieu Pass LLC	08/19/26	205,736		2,057
					$16,615
Floating Rate Strategies Fund
	Aveanna Healthcare LLC	07/17/28	735,849		$4,467
	Hillman Group, Inc.	07/14/28	800,000		4,000
	DiversiTech Holdings	12/14/28	1,242,857		2,324
	Medical Solutions Parent Holdings, Inc.	11/01/28	1,488,000		3,184
	Mission Veterinary Partners	04/27/28	5,000,000		25,000
	National Mentor Holdings, Inc.	03/02/28	416,094		1,714
	Osmosis Holdings Australia II Pty Ltd.	07/31/28	200,000		–
	Pro Mach Group, Inc.	08/31/28	491,620		–
	Taxware Holdings (Sovos Compliance LLC)	08/11/28	559,589		–
					$40,689
High Yield Fund
	Boyd Corp.	07/24/26	375,000		$469
	Confluent Health LLC	10/27/28	88,496		148
	FR Refuel LLC	11/02/28	70,000		525
	National Mentor Holdings, Inc.	03/02/28	35,733		147
	Pro Mach Group, Inc.	08/31/28	83,799		–
	SCP Eye Care Services LLC	03/16/28	188,352		–
	Taxware Holdings (Sovos Compliance LLC)	08/11/28	110,445		–
					$1,289
Limited Duration Fund
	KKR Core Holding Company LLC	07/15/31	14,600,000		$–
	Pacific Bells, LLC	10/06/28	26,804		134
	Venture Global Calcasieu Pass LLC	08/19/26	205,736		2,057
					$2,191
Macro Opportunities Fund
	Boyd Corp.	07/24/26	1,950,000		$2,438
	CapStone Acquisition Holdings, Inc.	11/12/27	2,348,688		2,936
	Care BidCo	04/15/26	EUR	9,200,000	901,685
	Confluent Health LLC	10/27/28	982,301		1,640
	Eisner Advisory Group	07/28/28	18,182		–
	EyeCare Partners LLC	11/15/28	517,045		2,456
	Facilities Group	11/23/27	4,261,853		46,660
	FR Refuel LLC	11/02/28	2,753,333		20,650
	Galls LLC	01/31/24	199,921		9,039
	Higginbotham	11/25/26	6,082,441		74,301
	DiversiTech Holdings	12/14/28	2,220,000		4,151
	ImageFIRST Holdings LLC	04/27/28	662,963		2,486
	Integrated Power Services Holdings, Inc.	11/18/28	603,963		6,040
	Jones Deslauriers Insurance Management, Inc.	03/26/29	CAD	1,062,000	–
	KKR Core Holding Company LLC	07/15/31	19,520,000		–
	MB2 Dental Solutions LLC	01/29/27	6,017,173		101,816
	Medical Solutions Parent Holdings, Inc.	11/01/28	1,440,000		3,082
	National Mentor Holdings, Inc.	03/02/28	713,163		2,938
	Osmosis Holdings Australia II Pty Ltd.	07/31/28	582,222		–
	Pacific Bells, LLC	10/06/28	205,155		1,026
	Polaris Newco LLC	06/04/26	10,805,733		1,195,377
	Pro Mach Group, Inc.	08/31/28	240,223		–
	SCP Eye Care Services LLC	03/16/28	2,407,955		–
	Service Logic Acquisition, Inc.	10/29/27	943,881		3,540
	Taxware Holdings (Sovos Compliance LLC)	08/11/28	559,589		–
	Venture Global Calcasieu Pass LLC	08/19/26	1,337,282		13,373
	Vertical (TK Elevator)	01/29/27	EUR	13,250,000	1,301,550
	VT TopCo, Inc.	08/01/25	737,234		1,533
					$3,698,717

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total Return Bond Fund
Authentic Brands	12/10/28		19,197,015	$95,985
Aveanna Healthcare LLC	07/17/28		113,208	687
CapStone Acquisition Holdings, Inc.	11/12/27		750,080	938
Confluent Health LLC	10/27/28		1,654,867	2,764
CTL Logistics	08/10/42		692,113	27,736
Higginbotham	11/25/26		11,319,446	138,274
Hillman Group, Inc.	07/14/28		2,330,014	11,650
DiversiTech Holdings	12/14/28		3,642,857	6,812
Jones Deslauriers Insurance Management, Inc.	03/26/29	CAD	318,000	–
KKR Core Holding Company LLC	07/15/31		67,040,000	–
MB2 Dental Solutions LLC	01/29/27		12,980,510	219,643
National Mentor Holdings, Inc.	03/02/28		731,999	3,016
Pacific Bells, LLC	10/06/28		238,660	1,193
SCP Eye Care Services LLC	03/16/28		1,270,455	–
Service Logic Acquisition, Inc.	10/29/27		955,299	3,582
Venture Global Calcasieu Pass LLC	08/19/26		2,936,877	29,369
				$541,649
Ultra Short Duration Fund
VT TopCo, Inc.	08/01/25		275,532	$573

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

CAD – Canadian Dollar

EUR - Euro

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Core Bond Fund
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$978,164	$1,088,839
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	–	140
			$978,164	$1,088,979
Floating Rate Strategies Fund
	Airplanes Pass Through Trust
	2001-1A, due 03/15/19[3]	12/27/11	$723,184	$90
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	1,160,811	63,991
			$1,883,995	$64,081

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Fund
Basic Energy Services, Inc.
due 10/15/23[3]	09/25/18	$1,219,360	$85,750
Mirabela Nickel Ltd.
due 06/24/19[3]	12/31/13	252,369	13,906
		$1,471,729	$99,656
Limited Duration Fund
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	$2,429,585	$2,439,953
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	7,771,908	7,986,159
Copper River CLO Ltd.
2007-1A, due 01/20/21[2]	05/09/14	–	100
FKRT
2.21% due 11/30/58	09/24/21	25,699,752	25,491,830
LSTAR Securities Investment Ltd.
2021-2, 1.80% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	6,617,085	6,636,347
LSTAR Securities Investment Ltd.
2021-1, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	8,346,147	8,370,000
		$50,864,477	$50,924,389
Macro Opportunities Fund
Airplanes Pass Through Trust
2001-1A, due 03/15/19[3]	01/18/12	$1,691,717	$210
Atlas Mara Ltd.
due 12/31/21[3]	10/01/15	14,322,212	9,345,600
Basic Energy Services, Inc.
due 10/15/23[3]	09/25/18	1,493,094	105,000
Copper River CLO Ltd.
2007-1A, due 01/20/21[2]	05/09/14	–	1,630
FKRT
2.21% due 11/30/58	09/24/21	33,849,673	33,575,815
Mirabela Nickel Ltd.
due 06/24/19[3]	12/31/13	1,710,483	94,271
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,071,597	987,063
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48	05/25/18	6,687,119	6,796,006
		$60,825,895	$50,905,595
Total Return Bond Fund
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.50% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/18/37[1]	01/21/21	$3,100,000	$3,099,999
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 12/18/37[1]	01/21/21	3,100,000	3,087,937
ACRES Commercial Realty Corp.
2020-RSO8, 1.62% (30 Day Average U.S. Secured Overnight Financing Rate + 1.56%, Rate Floor: 1.45%) due 03/15/35[1]	08/14/20	2,969,750	2,997,915
ACRES Commercial Realty Ltd.
2021-FL1, 2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36[1]	05/07/21	13,092,000	13,003,509
ACRES Commercial Realty Ltd.
2021-FL2, 2.34% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/37[1]	12/07/21	10,100,000	10,104,652
ACRES Commercial Realty Ltd.
2021-FL1, 2.76% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36[1]	05/07/21	11,750,000	11,716,438
ACRES Commercial Realty Ltd.
2021-FL2, 1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37[1]	12/07/21	3,500,000	3,501,619
Airplanes Pass Through Trust
due 03/15/19[3]	11/30/11	335,966	41
Anchorage Credit Funding Ltd.
2021-13A, 3.65% due 07/27/39	06/30/21	1,950,000	1,947,176
Anchorage Credit Funding Ltd.
2021-13A, 3.23% due 07/27/39	05/25/21	6,345,000	6,342,170
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50	02/02/17	775,343	866,720
Atlas Mara Ltd.
due 12/31/21[3]	10/01/15	6,564,181	4,283,400
BDS Ltd.
2021-FL9, 2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/16/38[1]	10/01/21	4,400,000	4,385,831

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

BDS Ltd.
2020-FL5, 1.97% (30 Day Average U.S. Secured Overnight Financing Rate + 1.91%, Rate Floor: 1.80%) due 02/16/37[1]	07/27/20	4,313,818	4,389,442
BDS Ltd.
2020-FL5, 1.52% (30 Day Average U.S. Secured Overnight Financing Rate + 1.46%, Rate Floor: 1.35%) due 02/16/37[1]	06/08/20	3,128,721	3,194,165
BRSP Ltd.
2021-FL1, 2.80% (1 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 08/19/38[1]	07/12/21	3,800,000	3,785,489
BSPDF Issuer Ltd.
2021-FL1, 1.91% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/36[1]	10/06/21	6,500,000	6,484,449
BSPDF Issuer Ltd.
2021-FL1, 2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36[1]	10/06/21	3,500,000	3,480,856
BSPDF Issuer Ltd.
2021-FL1, 2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36[1]	10/06/21	15,300,000	15,216,202
BSPRT Issuer Ltd.
2021-FL7, 2.40% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38[1]	12/09/21	7,250,000	7,249,995
BSPRT Issuer Ltd.
2021-FL7, 2.15% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/38[1]	12/09/21	4,875,000	4,874,998
BSPRT Issuer Ltd.
2018-FL4, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[1]	02/13/20	1,445,639	1,444,491
BSPRT Issuer Ltd.
2021-FL6, 2.16% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36[1]	03/15/21	5,550,000	5,529,310
BXMT Ltd.
2020-FL3, 2.32% (30 Day Average U.S. Secured Overnight Financing Rate + 2.26%, Rate Floor: 2.15%) due 11/15/37[1]	10/20/20	10,600,000	10,601,307
BXMT Ltd.
2020-FL2, 1.32% (30 Day Average U.S. Secured Overnight Financing Rate + 1.26%, Rate Floor: 1.15%) due 02/15/38[1]	06/03/20	5,095,562	5,184,821
BXMT Ltd.
2020-FL2, 1.82% (30 Day Average U.S. Secured Overnight Financing Rate + 1.76%, Rate Floor: 1.65%) due 02/15/38[1]	09/25/20	5,274,238	5,354,547
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	8,808,442	8,844,830
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	11,269,266	11,579,931
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	20,227,614	22,321,209
CHCP Ltd.
2021-FL1, 1.82% (30 Day Average U.S. Secured Overnight Financing Rate + 1.76%, Rate Floor: 1.65%) due 02/15/38[1]	02/12/21	5,900,000	5,881,027
CHCP Ltd.
2021-FL1, 2.27% (30 Day Average U.S. Secured Overnight Financing Rate + 2.21%, Rate Floor: 2.10%) due 02/15/38[1]	02/12/21	2,950,000	2,938,043
Copper River CLO Ltd.
2007-1A, due 01/20/21[2]	05/09/14	–	300

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FKRT
2.21% due 11/30/58	09/24/21	117,198,868	116,250,680
FS Rialto
2021-FL2, 2.16% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/16/28[1]	04/28/21	15,665,000	15,645,301
FS Rialto
2021-FL3, 1.91% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36[1]	10/21/21	8,000,000	7,987,154
GPMT Ltd.
2019-FL2, 1.40% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[1]	01/21/20	12,007,929	12,030,289
GPMT Ltd.
2019-FL2, 2.00% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36[1]	07/23/20	12,638,968	12,675,205
Greystone Commercial Real Estate Notes
2021-FL3, 2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/39[1]	07/29/21	12,000,000	11,939,248
HERA Commercial Mortgage Ltd.
2021-FL1, 1.15% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[1]	02/10/21	10,000,000	9,922,246
HGI CRE CLO Ltd.
2021-FL2, 1.91% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 09/17/36[1]	09/17/21	1,000,000	993,916
HGI CRE CLO Ltd.
2021-FL2, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36[1]	09/17/21	5,000,000	4,967,206
LoanCore Issuer Ltd.
2021-CRE4, 2.67% (30 Day Average U.S. Secured Overnight Financing Rate + 2.61%, Rate Floor: 2.50%) due 07/15/35[1]	09/16/21	5,603,215	5,589,435
LoanCore Issuer Ltd.
2019-CRE2, 1.81% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 05/15/36[1]	06/17/20	11,389,065	11,551,370
LoanCore Issuer Ltd.
2019-CRE3, 1.71% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/15/34[1]	07/27/20	4,323,476	4,395,743
LoanCore Issuer Ltd.
2021-CRE5, 3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36[1]	05/25/21	14,350,000	14,295,688
LoanCore Issuer Ltd.
2019-CRE3, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 04/15/34[1]	01/30/20	6,355,165	6,345,286
LSTAR Securities Investment Ltd.
2021-1, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	46,266,691	46,398,921
LSTAR Securities Investment Ltd.
2021-2, 1.80% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	30,975,336	31,065,505
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6, 2.66% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36[1]	06/10/21	3,800,000	3,788,675
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,619,858	1,492,072
Ready Capital Mortgage Financing LLC
2019-FL3, 1.10% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 03/25/34[1]	01/30/20	156,636	155,963
STWD Ltd.
2021-FL2, 2.21% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 04/18/38[1]	04/19/21	2,820,000	2,813,474

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

STWD Ltd.
2019-FL1, 1.71% (30 Day Average U.S. Secured Overnight Financing Rate + 1.71%, Rate Floor: 1.60%) due 07/15/38[1]	06/29/20	11,050,327	11,190,435
STWD Ltd.
2019-FL1, 1.57% (30 Day Average U.S. Secured Overnight Financing Rate + 1.51%, Rate Floor: 1.40%) due 07/15/38[1]	08/14/20	2,181,853	2,200,161
STWD Ltd.
2019-FL1, 2.06% (30 Day Average U.S. Secured Overnight Financing Rate + 2.06%, Rate Floor: 1.95%) due 07/15/38[1]	01/05/21	8,786,386	8,777,740
TRTX Issuer Ltd.
2019-FL3, 1.32% (30 Day Average U.S. Secured Overnight Financing Rate + 1.26%, Rate Floor: 1.15%) due 10/15/34[1]	07/23/20	2,065,217	2,090,655
TRTX Issuer Ltd.
2019-FL3, 1.92% (30 Day Average U.S. Secured Overnight Financing Rate + 1.86%, Rate Floor: 1.75%) due 10/15/34[1]	01/05/21	1,491,736	1,497,841
		$540,516,266	$539,753,028
Ultra Short Duration Fund
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	$303,698	$304,994
FKRT
2.21% due 11/30/58	09/24/21	4,549,956	4,513,145
LSTAR Securities Investment Ltd.
2021-2, 1.80% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	1,128,797	1,132,083
LSTAR Securities Investment Ltd.
2021-1, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	1,615,383	1,620,000
		$7,597,834	$7,570,222

[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[3]	Security is in default of interest and/or principal obligations.

Note 7 – COVID-19

The outbreak of COVID-19 and the recovery response causes at times disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded to this situation with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. Recently, the U.S. and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a higher degree of correlation than historically seen across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.